UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER MIDCAP FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING      ENDING         EXPENSES
                                   ACCOUNT        ACCOUNT        PAID DURING
                                   VALUE          VALUE          6 MONTHS ENDED
                                   (1/1/06)       (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual          $1,000.00      $1,021.10      $3.46
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00       1,021.37       3.46
--------------------------------------------------------------------------------
Service shares Actual               1,000.00       1,019.80       4.82
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00       1,020.03       4.82


Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                       EXPENSE RATIOS
------------------------------------------
Non-Service shares               0.69%
------------------------------------------
Service shares                   0.96
--------------------------------------------------------------------------------

                         5 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Life Time Fitness, Inc. 1                             25,600      $    1,184,512
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                            336,300          22,612,812
--------------------------------------------------------------------------------
Starbucks Corp. 1                                    129,800           4,901,248
                                                                  --------------
                                                                      28,698,572

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Harman International Industries, Inc.                197,000          16,817,890
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Coldwater Creek, Inc. 1                              287,100           7,682,796
--------------------------------------------------------------------------------
MEDIA--1.0%
Getty Images, Inc. 1                                 181,200          11,508,012
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.8%
Chico's FAS, Inc. 1                                  603,300          16,277,034
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                        1,014,024          31,627,409
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                 319,600          17,664,292
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                399,800          13,613,190
                                                                  --------------
                                                                      79,181,925

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Coach, Inc. 1                                        375,000          11,212,500
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                              551,000          30,249,900
                                                                  --------------
                                                                      41,462,400

--------------------------------------------------------------------------------
CONSUMER STAPLES--1.5%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Whole Foods Market, Inc.                             269,200          17,401,088
--------------------------------------------------------------------------------
ENERGY--7.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
BJ Services Co.                                      391,700          14,594,742
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                       185,900          11,771,188
--------------------------------------------------------------------------------
Smith International, Inc.                            419,000          18,632,930
                                                                  --------------
                                                                      44,998,860

                                                                  --------------
OIL & GAS--3.4%
Apache Corp.                                         140,800           9,609,600
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     343,900          19,210,254
--------------------------------------------------------------------------------
XTO Energy, Inc.                                     235,099          10,407,833
                                                                  --------------
                                                                      39,227,687

--------------------------------------------------------------------------------
FINANCIALS--14.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.7%
Affiliated Managers Group, Inc. 1                    205,000          17,812,450
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                124,800           7,582,848
--------------------------------------------------------------------------------
Legg Mason, Inc.                                     294,200          29,278,784
                                                                  --------------
                                                                      54,674,082

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Commerce Bancorp, Inc.                               825,300      $   29,438,451
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Chicago Mercantile Exchange (The)                     63,100          30,991,565
--------------------------------------------------------------------------------
INSURANCE--2.7%
Brown & Brown, Inc.                                  658,200          19,232,604
--------------------------------------------------------------------------------
Philadelphia Consolidated
Holding Co. 1                                        381,200          11,573,232
                                                                  --------------
                                                                      30,805,836

--------------------------------------------------------------------------------
REAL ESTATE--1.8%
CB Richard Ellis Group, Inc., Cl. A 1                858,720          21,382,128
--------------------------------------------------------------------------------
HEALTH CARE--16.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Gilead Sciences, Inc. 1                               80,700           4,774,212
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--9.4%
Bard (C.R.), Inc.                                    488,800          35,809,488
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                    390,600          21,084,588
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                            60,500           4,545,365
--------------------------------------------------------------------------------
ResMed, Inc. 1                                       461,300          21,658,035
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                       537,400          25,445,890
                                                                  --------------
                                                                     108,543,366

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.6%
Cerner Corp. 1                                       388,900          14,432,079
--------------------------------------------------------------------------------
Covance, Inc. 1                                      385,000          23,569,700
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                         619,675          34,044,945
--------------------------------------------------------------------------------
Healthways, Inc. 1                                    93,200           4,906,048
                                                                  --------------
                                                                      76,952,772

--------------------------------------------------------------------------------
INDUSTRIALS--17.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Rockwell Collins, Inc.                               559,600          31,264,852
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--4.0%
C.H. Robinson Worldwide, Inc.                        381,800          20,349,940
--------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                                  460,600          25,798,206
                                                                  --------------
                                                                      46,148,146

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.7%
ChoicePoint, Inc. 1                                  228,300           9,536,091
--------------------------------------------------------------------------------
Corporate Executive Board Co.                        225,400          22,585,080
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                   350,500          22,817,550
                                                                  --------------
                                                                      54,938,721

--------------------------------------------------------------------------------
MACHINERY--3.7%
Donaldson Co., Inc.                                  510,700          17,297,409
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                  551,900          26,226,288
                                                                  --------------
                                                                      43,523,697


                         6 | OPPENHEIMER MIDCAP FUND/VA

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.1%
Fastenal Co.                                         605,200      $   24,383,508
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.8%
--------------------------------------------------------------------------------
IT SERVICES--8.9%
Alliance Data Systems Corp. 1                        654,600          38,503,572
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                    496,600          33,455,942
--------------------------------------------------------------------------------
Global Payments, Inc.                                506,000          24,566,300
--------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                     268,800           7,158,144
                                                                  --------------
                                                                     103,683,958

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
FormFactor, Inc. 1                                   205,700           9,180,391
--------------------------------------------------------------------------------
Linear Technology Corp.                              117,000           3,918,330
--------------------------------------------------------------------------------
Microchip Technology, Inc.                           830,200          27,853,210
                                                                  --------------
                                                                      40,951,931

--------------------------------------------------------------------------------
SOFTWARE--8.4%
Adobe Systems, Inc. 1                                626,800          19,029,648
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        490,300          17,944,980
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                               125,800           5,049,612
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                       372,550          17,621,615
--------------------------------------------------------------------------------
Intuit, Inc. 1                                       365,700          22,084,623
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                       343,900          15,365,452
                                                                  --------------
                                                                      97,095,930

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--2.0%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Ecolab, Inc.                                         562,800      $   22,838,424
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
NeuStar, Inc., Cl. A 1                               527,000          17,786,250
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
NII Holdings, Inc. 1                                  85,000           4,792,298
                                                                  --------------
Total Common Stocks (Cost $847,129,918)                            1,131,949,357

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products,
Inc., 8% Cv., Series D(1,2,3)
(Cost $7,346,317)                                  1,147,862               2,586

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
--------------------------------------------------------------------------------
Undivided interest of 1.11% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a maturity
value of $2,440,006,454) with UBS Warburg LLC,
4.75%, dated 6/30/06, to be repurchased at
$27,184,756 on 7/3/06, collateralized by
Federal National Mortgage Assn.,
5%-6%, 10/1/35-3/1/36,
with a value of
$2,494,907,407 (Cost $27,174,000)                $27,174,000          27,174,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $881,650,235)                                     99.6%      1,159,125,943
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.4           5,020,613
                                                 -------------------------------
NET ASSETS                                             100.0%     $1,164,146,556
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $2,586, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See Note 5 of accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS            GROSS             SHARES
                                                      DECEMBER 31, 2005     ADDITIONS       REDUCTIONS      JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                1,147,862            --               --          1,147,862

                                                                                                 VALUE           DIVIDEND
                                                                                            SEE NOTE 1             INCOME
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,                                                           $2,586                $--
Series D

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         7 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $874,303,918)                                                                         $1,159,123,357
Affiliated companies (cost $7,346,317)                                                                                      2,586
                                                                                                                   ---------------
                                                                                                                    1,159,125,943
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        5,931
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                        4,615,934
Shares of beneficial interest sold                                                                                      2,902,623
Interest and dividends                                                                                                    372,889
Other                                                                                                                      25,909
                                                                                                                   ---------------
Total assets                                                                                                        1,167,049,229

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                   2,222,864
Shares of beneficial interest redeemed                                                                                    595,079
Distribution and service plan fees                                                                                         27,874
Trustees' compensation                                                                                                     21,299
Transfer and shareholder servicing agent fees                                                                               1,972
Shareholder communications                                                                                                    920
Other                                                                                                                      32,665
                                                                                                                   ---------------
Total liabilities                                                                                                       2,902,673

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $1,164,146,556
                                                                                                                   ===============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                                                         $       23,096
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                          1,562,062,532
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                         150,315
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                         (675,565,095)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                            277,475,708
                                                                                                                   ---------------
NET ASSETS                                                                                                         $1,164,146,556
                                                                                                                   ===============

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,117,743,410
and 22,164,996 shares of beneficial interest outstanding)                                                          $        50.43
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $46,403,146
and 931,081 shares of beneficial interest outstanding)                                                             $        49.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $  4,234,388
--------------------------------------------------------------------------------
Interest                                                                259,483
                                                                   -------------
Total investment income                                               4,493,871

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,150,840
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                       52,568
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                        5,162
Service shares                                                            5,008
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       57,219
Service shares                                                            2,087
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,195
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,311
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    35,911
                                                                   -------------
Total expenses                                                        4,324,051

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   169,820

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                     96,674,922
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (66,666,387)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 30,178,355
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | OPPENHEIMER MIDCAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                           JUNE 30, 2006       DECEMBER 31,
                                                                                             (UNAUDITED)               2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              $      169,820     $   (3,256,397)
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             96,674,922         16,088,109
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        (66,666,387)       126,872,800
                                                                                                             --------------
Net increase in net assets resulting from operations                                          30,178,355        139,704,512

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                          (139,802,121)      (117,803,338)
Service shares                                                                                 9,338,299          8,921,013

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                   (100,285,467)        30,822,187
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        1,264,432,023      1,233,609,836
                                                                                          ----------------------------------
End of period (including accumulated net investment income (loss) of $150,315
and $(19,505), respectively)                                                              $1,164,146,556     $1,264,432,023
                                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        10 | OPPENHEIMER MIDCAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                              ENDED                                                                         YEAR
                                           JUNE 30,                                                                        ENDED
                                               2006                                                                 DECEMBER 31,
NON-SERVICE SHARES                      (UNAUDITED)         2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    49.39    $    43.97      $    36.71      $    29.23      $    40.72      $    70.77
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                   .01 1        (.12) 1         (.15) 1         (.15)           (.10)            .23
Net realized and unrealized gain
(loss)                                        1.03          5.54            7.41            7.63          (11.16)         (21.38)
                                        ------------------------------------------------------------------------------------------
Total from investment operations              1.04          5.42            7.26            7.48          (11.26)         (21.15)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            --            --              --              --            (.23)           (.54)
Distributions from net realized gain            --            --              --              --              --           (8.36)
                                        ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 --            --              --              --            (.23)          (8.90)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $    50.43    $    49.39      $    43.97      $    36.71      $    29.23      $    40.72
                                        ==========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            2.11%        12.33%          19.78%          25.59%         (27.79)%        (31.27)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                              $1,117,744    $1,227,881      $1,209,459      $1,113,743      $  979,919      $1,621,550
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $1,212,052    $1,177,979      $1,124,874      $1,041,584      $1,240,435      $1,898,088
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                  0.04%        (0.26)%         (0.39)%         (0.43)%         (0.29)%          0.47%
Total expenses                                0.69%         0.69% 4         0.69% 4         0.70% 4         0.68% 4         0.68% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         30%           32%             53%            154%             54%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        11 | OPPENHEIMER MIDCAP FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                                 JUNE 30, 2006                                                        DECEMBER 31,
SERVICE SHARES                                     (UNAUDITED)         2005         2004         2003          2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 48.87      $ 43.64      $ 36.54      $ 29.13       $ 40.70        $ 70.77
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.06) 1      (.25) 1      (.27) 1        -- 2         .16            .19
Net realized and unrealized gain (loss)                   1.03         5.48         7.37         7.41        (11.53)        (21.36)
                                                       -----------------------------------------------------------------------------
Total from investment operations                           .97         5.23         7.10         7.41        (11.37)        (21.17)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                        --           --           --           --          (.20)          (.54)
Distributions from net realized gain                        --           --           --           --            --          (8.36)
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                --           --           --           --          (.20)         (8.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 49.84      $ 48.87      $ 43.64      $ 36.54       $ 29.13        $ 40.70
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        1.98%       11.99%       19.43%       25.44%       (28.05)%       (31.31)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $46,403      $36,551      $24,151      $11,698       $   144        $    54
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $42,457      $28,798      $17,579      $ 3,858       $    72        $    31
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.24)%      (0.54)%      (0.68)%      (0.72)%       (0.56)%         0.09%
Total expenses                                            0.96%        0.97%        0.99%        0.95%         1.55%          0.83%
Expenses after payments and waivers and reduction
to custodian expenses                                     0.96%        0.97%        0.99%        0.95%         0.98%          0.83%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     30%          32%          53%         154%           54%           134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        12 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund/VA (the Fund), formerly Oppenheimer Aggressive Growth Fund/VA, is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NAS-DAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                        13 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $675,503,169 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $96,674,922 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $24,465,493 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $19,139,346 and unused capital loss carryforwards as follows:

                        EXPIRING
                        ------------------------------
                        2009              $522,813,923
                        2010               230,224,822
                                          ------------
                        Total             $753,038,745
                                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.


                        14 | OPPENHEIMER MIDCAP FUND/VA

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class.

Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JUNE 30, 2006       YEAR ENDED DECEMBER 31, 2005
                                 SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                            990,462     $  50,838,451        2,464,320     $ 113,044,647
Redeemed                     (3,688,882)     (190,640,572)      (5,107,185)     (230,847,985)
                             ----------------------------------------------------------------
Net decrease                 (2,698,420)    $(139,802,121)      (2,642,865)    $(117,803,338)
                             ================================================================

---------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                            231,576     $  11,775,631          298,427     $  13,509,067
Redeemed                        (48,366)       (2,437,332)        (103,986)       (4,588,054)
                             ----------------------------------------------------------------
Net increase                    183,210     $   9,338,299          194,441     $   8,921,013
                             ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                               PURCHASES               SALES
              --------------------------------------------------------------
              Investment securities         $373,082,744        $535,933,385

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              ------------------------------------------------
              Up to $200 million of net assets           0.75%
              Next $200 million of net assets            0.72
              Next $200 million of net assets            0.69
              Next $200 million of net assets            0.66
              Next $700 million of net assets            0.60
              Over $1.5 billion of net assets            0.58


                        15 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $9,983 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                      ACQUISITION                       VALUATION AS OF         UNREALIZED
SECURITY                                                     DATE               COST      JUNE 30, 2006       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D           10/17/00         $7,346,317             $2,586         $7,343,731

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                        16 | OPPENHEIMER MIDCAP FUND/VA

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        17 | OPPENHEIMER MIDCAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        18 | OPPENHEIMER MIDCAP FUND/VA



OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                         BEGINNING          ENDING            EXPENSES
                                         ACCOUNT            ACCOUNT           PAID DURING
                                         VALUE              VALUE             6 MONTHS ENDED
                                         (1/1/06)           (6/30/06)         JUNE 30, 2006
-----------------------------------------------------------------------------------------------
Non-Service shares Actual                $1,000.00          $  998.70         $3.28
-----------------------------------------------------------------------------------------------
Non-Service shares Hypothetical           1,000.00           1,021.52          3.31
-----------------------------------------------------------------------------------------------
Service shares Actual                     1,000.00             997.40          4.52
-----------------------------------------------------------------------------------------------
Service shares Hypothetical               1,000.00           1,020.28          4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                        EXPENSE RATIOS
-------------------------------------------
Non-Service shares                0.66%
-------------------------------------------
Service shares                    0.91

--------------------------------------------------------------------------------


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.2%
--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Toyota Motor Corp.                                   184,800      $    9,672,772
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Apollo Group, Inc., Cl. A 1                          114,000           5,890,380
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Carnival Corp.                                       201,500           8,410,610
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                              161,800          12,597,748
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                      206,900           7,369,778
--------------------------------------------------------------------------------
Starbucks Corp. 1                                    396,200          14,960,512
                                                                  --------------
                                                                      43,338,648

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Harman International Industries, Inc.                 82,700           7,060,099
--------------------------------------------------------------------------------
MEDIA--1.6%
Comcast Corp., Cl. A
Special, Non-Vtg. 1                                  521,500          17,094,770
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                              969,300          14,200,245
                                                                  --------------
                                                                      31,295,015

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.3%
J.C. Penney Co., Inc. (Holding Co.)                  268,600          18,133,186
--------------------------------------------------------------------------------
Kohl's Corp. 1                                       272,200          16,092,464
--------------------------------------------------------------------------------
Target Corp.                                         261,900          12,799,053
                                                                  --------------
                                                                      47,024,703

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Best Buy Co., Inc.                                   329,950          18,094,458
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    399,600          24,243,732
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                340,500          14,042,220
--------------------------------------------------------------------------------
Staples, Inc.                                      1,007,300          24,497,536
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                             551,200           9,640,488
                                                                  --------------
                                                                      90,518,434

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Polo Ralph Lauren Corp.                              183,800          10,090,620
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                        342,900          20,587,716
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
CVS Corp.                                            659,800          20,255,860
--------------------------------------------------------------------------------
Sysco Corp.                                          396,000          12,101,760
                                                                  --------------
                                                                      32,357,620

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
Cadbury Schweppes plc                              1,228,110          11,843,471
--------------------------------------------------------------------------------
Nestle SA                                             84,757          26,621,969
                                                                  --------------
                                                                      38,465,440

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.8%
Procter & Gamble Co. (The)                           604,900      $   33,632,440
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                568,470          21,234,710
                                                                  --------------
                                                                      54,867,150
--------------------------------------------------------------------------------
ENERGY--7.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--5.4%
Halliburton Co.                                      342,200          25,394,662
--------------------------------------------------------------------------------
Schlumberger Ltd.                                    482,700          31,428,597
--------------------------------------------------------------------------------
Smith International, Inc.                            538,800          23,960,436
--------------------------------------------------------------------------------
Transocean, Inc. 1                                   328,900          26,417,248
                                                                  --------------
                                                                     107,200,943

--------------------------------------------------------------------------------
OIL & GAS--1.8%
EOG Resources, Inc.                                  134,800           9,347,032
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                         247,256          10,636,953
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           157,000          16,100,350
                                                                  --------------
                                                                      36,084,335
--------------------------------------------------------------------------------
FINANCIALS--9.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.1%
Franklin Resources, Inc.                             127,700          11,085,637
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      144,100          21,676,963
--------------------------------------------------------------------------------
Legg Mason, Inc.                                     198,800          19,784,576
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                           472,000           8,877,632
--------------------------------------------------------------------------------
Northern Trust Corp.                                 256,000          14,156,800
--------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                            167,100           6,318,051
                                                                  --------------
                                                                      81,899,659

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.                                145,000           6,974,500
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                     64,200          31,531,830
--------------------------------------------------------------------------------
Citigroup, Inc.                                      278,400          13,430,016
                                                                  --------------
                                                                      51,936,346

--------------------------------------------------------------------------------
INSURANCE--3.1%
American International Group, Inc.                   461,150          27,230,908
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc. (The)                           164,300          13,899,780
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           276,100          21,452,970
                                                                  --------------
                                                                      62,583,658
--------------------------------------------------------------------------------
HEALTH CARE--17.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.2%
Amgen, Inc. 1                                        189,400          12,354,562
--------------------------------------------------------------------------------
Celgene Corp. 1                                      179,600           8,518,428
--------------------------------------------------------------------------------
Cephalon, Inc. 1                                      80,400           4,832,040
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    196,900          16,106,420
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                   294,800          17,997,540
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              139,200           8,235,072


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
MedImmune, Inc. 1                                    306,400      $    8,303,440
--------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                462,200           8,509,102
                                                                  --------------
                                                                      84,856,604

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Alcon, Inc.                                           63,800           6,287,490
--------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1              275,300          20,110,665
--------------------------------------------------------------------------------
Medtronic, Inc.                                      433,400          20,335,128
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                             466,700          15,130,414
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                       237,600          11,250,360
                                                                  --------------
                                                                      73,114,057

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Caremark Rx, Inc.                                    370,700          18,486,809
--------------------------------------------------------------------------------
Covance, Inc. 1                                      276,200          16,908,964
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              337,600          20,228,992
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             424,000          18,986,720
                                                                  --------------
                                                                      74,611,485

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Novartis AG                                          611,525          33,113,537
--------------------------------------------------------------------------------
Roche Holdings AG                                    169,602          28,036,943
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                    111,900          10,920,494
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                     168,100           9,605,234
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                  487,000           8,681,230
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd., Sponsored ADR                       627,346          19,817,860
                                                                  --------------
                                                                     110,175,298

--------------------------------------------------------------------------------
INDUSTRIALS--8.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.0%
Empresa Brasileira de
Aeronautica SA, ADR                                  522,700          19,062,869
--------------------------------------------------------------------------------
General Dynamics Corp.                               266,800          17,464,728
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                275,100          19,735,674
--------------------------------------------------------------------------------
United Technologies Corp.                            359,800          22,818,516
                                                                  --------------
                                                                      79,081,787

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International
of Washington, Inc.                                  158,600           8,883,186
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
ChoicePoint, Inc. 1                                  195,400           8,161,858
--------------------------------------------------------------------------------
Corporate Executive Board Co.                        180,700          18,106,140
                                                                  --------------
                                                                      26,267,998

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                                 860,400          28,358,784
--------------------------------------------------------------------------------
Textron, Inc.                                         79,100           7,291,438
                                                                  --------------
                                                                      35,650,222

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                        274,200      $   17,636,544
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Fastenal Co.                                         193,900           7,812,231
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.0%
Cisco Systems, Inc. 1                              3,194,800          62,394,444
--------------------------------------------------------------------------------
Corning, Inc. 1                                      740,000          17,900,600
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                  189,600          10,139,808
--------------------------------------------------------------------------------
Motorola, Inc.                                       458,900           9,246,835
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                           401,500           8,134,390
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       437,700          17,538,639
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson, Sponsored ADR                              446,800          14,762,272
                                                                  --------------
                                                                     140,116,988

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.4%
Apple Computer, Inc. 1                               333,300          19,038,096
--------------------------------------------------------------------------------
EMC Corp. 1                                        1,813,800          19,897,386
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                            247,500           8,736,750
                                                                  --------------
                                                                      47,672,232

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.1%
eBay, Inc. 1                                       1,155,900          33,856,311
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 99,800          41,849,134
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                     1,407,500          46,447,500
                                                                  --------------
                                                                     122,152,945

--------------------------------------------------------------------------------
IT SERVICES--4.2%
Affiliated Computer
Services, Inc., Cl. A 1                              589,400          30,418,934
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                      767,300          34,797,055
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                    278,800          18,782,756
                                                                  --------------
                                                                      83,998,745

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Advanced Micro Devices, Inc. 1                       679,200          16,586,064
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                              754,200          22,663,710
--------------------------------------------------------------------------------
Linear Technology Corp.                              336,800          11,279,432
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                      238,700          10,581,571
--------------------------------------------------------------------------------
Microchip Technology, Inc.                           410,400          13,768,920
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              652,700          19,770,283
                                                                  --------------
                                                                      94,649,980

--------------------------------------------------------------------------------
SOFTWARE--6.0%
Adobe Systems, Inc. 1                                750,400          22,782,144
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        458,900          16,795,740
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                     288,600           9,945,156
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                              172,600           7,428,704


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
McAfee, Inc. 1                                       294,400      $    7,145,088
--------------------------------------------------------------------------------
Microsoft Corp.                                    1,001,600          23,337,280
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                       204,900           9,154,932
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                      230,200           5,386,680
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                344,100          18,072,132
                                                                  --------------
                                                                     120,047,856

--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--3.4%
Monsanto Co.                                         471,300          39,678,747
--------------------------------------------------------------------------------
Praxair, Inc.                                        524,300          28,312,200
                                                                  --------------
                                                                      67,990,947

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
American Tower Corp. 1                               581,300          18,090,056
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                   305,400          10,548,516
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                  809,400          16,179,905
                                                                  --------------
                                                                      44,818,477
                                                                  --------------
Total Common Stocks (Cost $1,696,887,613)                          1,970,411,120

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 0.89% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a maturity
value of $2,440,006,454) with UBS Warburg LLC,
4.75%, dated 6/30/06, to be repurchased at
$21,718,594 on 7/3/06, collateralized by
Federal National Mortgage Assn.,
5%-6%, 10/1/35-3/1/36,
with a value of
$2,494,907,407 (Cost $21,710,000)                $21,710,000      $   21,710,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,718,597,613)                                   99.5%      1,992,121,120
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.5          10,847,897
                                                 -------------------------------
NET ASSETS                                             100.0%     $2,002,969,017
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,718,597,613)--see accompanying statement of investments                            $ 1,992,121,120
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       11,548
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                       14,748,740
Shares of beneficial interest sold                                                                                      5,945,890
Interest and dividends                                                                                                  1,407,710
Other                                                                                                                      37,361
                                                                                                                  ----------------
Total assets                                                                                                        2,014,272,369

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                                      49,909
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                  10,023,022
Shares of beneficial interest redeemed                                                                                    916,491
Distribution and service plan fees                                                                                        260,733
Trustees' compensation                                                                                                     30,517
Transfer and shareholder servicing agent fees                                                                               2,163
Shareholder communications                                                                                                  1,646
Other                                                                                                                      18,871
                                                                                                                  ----------------
Total liabilities                                                                                                      11,303,352
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $ 2,002,969,017
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                        $        52,338
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                          2,040,249,056
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                       2,493,405
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (313,359,600)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                                     273,533,818
                                                                                                                  ----------------
NET ASSETS                                                                                                        $ 2,002,969,017
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,584,889,969
and 41,352,654 shares of beneficial interest outstanding)                                                         $         38.33
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $418,079,048
and 10,985,805 shares of beneficial interest outstanding)                                                         $         38.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $410,080)                     $  9,179,230
------------------------------------------------------------------------------------------
Interest                                                                          640,541
                                                                             -------------
Total investment income                                                         9,819,771

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Management fees                                                                 6,572,536
------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                511,431
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                  5,275
Service shares                                                                      5,068
------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                101,979
Service shares                                                                     25,867
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                        13,804
------------------------------------------------------------------------------------------
Trustees' compensation                                                             12,249
------------------------------------------------------------------------------------------
Administration service fees                                                           750
------------------------------------------------------------------------------------------
Other                                                                              42,717
                                                                             -------------
Total expenses                                                                  7,291,676
Less reduction to custodian expenses                                               (3,212)
                                                                             -------------
Net expenses                                                                    7,288,464

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           2,531,307

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                     4,163,643
Foreign currency transactions                                                     335,371
                                                                             -------------
Net realized gain                                                               4,499,014
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   (17,641,467)
Translation of assets and liabilities denominated in foreign currencies         8,785,673
                                                                             -------------
Net change in unrealized appreciation                                          (8,855,794)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ (1,825,473)
                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS                YEAR
                                                                                             ENDED               ENDED
                                                                                     JUNE 30, 2006        DECEMBER 31,
                                                                                       (UNAUDITED)                2005
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $     2,531,307     $     8,432,318
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 4,499,014         (33,018,356)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   (8,855,794)        121,242,883
                                                                                   ------------------------------------
Net increase (decrease) in net assets resulting from operations                         (1,825,473)         96,656,845

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                      (6,085,308)        (15,541,862)
Service shares                                                                            (772,510)         (1,926,965)

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                     (60,941,005)       (181,635,386)
Service shares                                                                          38,459,355         117,658,602

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                              (31,164,941)         15,211,234
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  2,034,133,958       2,018,922,724
                                                                                   ------------------------------------
End of period (including accumulated net investment income of $2,493,405 and
 $6,819,916, respectively)                                                         $ 2,002,969,017     $ 2,034,133,958
                                                                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                               ENDED                                                                         YEAR
                                            JUNE 30,                                                                        ENDED
                                                2006                                                                 DECEMBER 31,
NON-SERVICE SHARES                       (UNAUDITED)           2005           2004            2003           2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    38.52     $    36.99     $    34.70      $    26.62     $    36.58      $    46.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .06 1          .18 1          .35 1,2         .12            .11             .18
Net realized and unrealized gain (loss)         (.11)          1.68           2.05            8.07          (9.89)          (5.86)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                (.05)          1.86           2.40            8.19          (9.78)          (5.68)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.14)          (.33)          (.11)           (.11)          (.18)           (.27)
Distributions from net realized gain              --             --             --              --             --           (4.10)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions to         (.14)          (.33)          (.11)           (.11)          (.18)          (4.37)
shareholders
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    38.33     $    38.52     $    36.99      $    34.70     $    26.62      $    36.58
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             (0.13)%         5.10%          6.93%          30.94%        (26.86)%        (12.58)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $1,584,890     $1,652,282     $1,770,273      $1,715,240     $1,338,769      $1,975,345
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,655,864     $1,658,910     $1,708,511      $1,468,297     $1,630,430      $2,000,314
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                           0.29%          0.47%          0.99% 2         0.39%          0.35%           0.51%
Total expenses                                  0.66% 5        0.66% 5        0.66% 5         0.67% 5        0.66% 5         0.68% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           27%            70%            44%             48%            32%             45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                           SIX MONTHS
                                                ENDED                                                                         YEAR
                                             JUNE 30,                                                                        ENDED
                                                 2006                                                                 DECEMBER 31,
SERVICE SHARES                            (UNAUDITED)          2005          2004           2003           2002             2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  38.23      $  36.73      $  34.53       $  26.53       $  36.56          $  31.66
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .01 2         .08 2         .29 2,3        .08            .20                -- 4
Net realized and unrealized gain (loss)          (.11)         1.69          1.99           8.02         (10.05)             4.90
                                             ---------------------------------------------------------------------------------------
Total from investment operations                 (.10)         1.77          2.28           8.10          (9.85)             4.90
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.07)         (.27)         (.08)          (.10)          (.18)               --
Distributions from net realized gain               --            --            --             --             --                --
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions to          (.07)         (.27)         (.08)          (.10)          (.18)               --
shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  38.06      $  38.23      $  36.73       $  34.53       $  26.53          $  36.56
                                             =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5              (0.26)%        4.87%         6.62%         30.69%        (27.09)%           15.51%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $418,079      $381,852      $248,649       $119,699       $ 18,260          $     90
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $412,942      $301,780      $184,273       $ 48,178       $  6,263          $     16
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income                            0.06%         0.20%         0.85% 3        0.14%          0.26%             0.11%
Total expenses                                   0.91% 7       0.91% 7       0.91% 7        0.94% 7        0.81% 7,8         0.81% 7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            27%           70%           44%            48%            32%               45%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Less than $0.005 per share.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods of less than one full year.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established-companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                 14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $307,269,014 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $4,499,014 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

             EXPIRING
             ------------------------------
             2010              $ 83,313,825
             2011               193,776,365
             2013                34,677,838
                               ------------
             Total             $311,768,028
                               ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                 15 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $606 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                         SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                               SHARES            AMOUNT          SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                        2,166,570     $  85,253,748       4,329,144     $ 158,705,810
Dividends and/or distributions
reinvested                                    154,136         6,085,308         429,927        15,541,862
Redeemed                                   (3,858,760)     (152,280,061)     (9,732,224)     (355,883,058)
                                           ---------------------------------------------------------------
Net decrease                               (1,538,054)    $ (60,941,005)     (4,973,153)    $(181,635,386)
                                           ===============================================================

----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                        2,065,385     $  80,839,276       4,094,952     $ 149,465,324
Dividends and/or distributions
reinvested                                     19,641           770,516          53,616         1,926,965
Redeemed                                   (1,087,304)      (43,150,437)       (929,573)      (33,733,687)
                                           ---------------------------------------------------------------
Net increase                                  997,722     $  38,459,355       3,218,995     $ 117,658,602
                                           ===============================================================


                 16 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                              PURCHASES              SALES
            --------------------------------------------------------------
            Investment securities          $547,553,772       $562,481,432

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            ------------------------------------------------
            Up to $200 million of net assets           0.75%
            Next $200 million of net assets            0.72
            Next $200 million of net assets            0.69
            Next $200 million of net assets            0.66
            Over $800 million of net assets            0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $10,009 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                 17 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                         CONTRACT
                                      EXPIRATION           AMOUNT      VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                        DATE           (000S)        JUNE 30, 2006     DEPRECIATION
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)              7/3/06            1,449GBP        $2,679,853          $49,909

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 18 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 19 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



OPPENHEIMER STRATEGIC BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                     BEGINNING     ENDING         EXPENSES
                                     ACCOUNT       ACCOUNT        PAID DURING
                                     VALUE         VALUE          6 MONTHS ENDED
                                     (1/1/06)      (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual            $1,000.00     $  999.30      $ 3.23
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00      1,021.57        3.26
--------------------------------------------------------------------------------
Service shares Actual                 1,000.00        998.00        4.47
--------------------------------------------------------------------------------
Service shares Hypothetical           1,000.00      1,020.33        4.52

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares           0.65%
--------------------------------------
Service shares               0.90


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.6%
--------------------------------------------------------------------------------
Ace Securities Corp.,
Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.503%,
11/25/35 1                                    $       420,000    $      420,479
--------------------------------------------------------------------------------
Aesop Funding II LLC,
Automobile
Asset-Backed Certificates,
Series 2005-1A, Cl. A2,
5.327%, 4/20/08 1                                     200,000           200,147
--------------------------------------------------------------------------------
Argent Securities, Inc.,
Home Equity Asset-Backed
Securities:
Series 2004-W8, Cl. A2,
5.803%, 5/25/34 1                                   1,960,000         1,971,619
Series 2006-W5, Cl. A2B,
5.423%, 5/26/36 1                                     810,000           810,489
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile
Loan Certificates, Series 2005-A,
Cl. A2, 3.66%, 12/26/07                               489,379           488,506
--------------------------------------------------------------------------------
Capital Auto Receivables
Asset Trust, Automobile
Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%,
1/15/09                                               740,000           724,476
--------------------------------------------------------------------------------
Capital One Prime Auto
Receivables Trust, Automobile
Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.24%,
11/15/07                                              641,878           641,051
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan
Asset-Backed Certificates:
Series 2005-B, Cl. AF1,
4.05%, 3/26/35                                         25,661            25,572
Series 2005-C, Cl. AF1,
4.196%, 6/25/35                                       158,743           157,971
Series 2005-D, Cl. AF1,
5.04%, 10/25/35                                       800,871           794,762
Series 2006-A, Cl. AV2,
5.423%, 5/16/36 1                                   1,000,000         1,000,604
--------------------------------------------------------------------------------
Chase Manhattan Auto
Owner Trust, Automobile
Loan Pass-Through Certificates,
Series 2005-A, Cl. A2,
3.72%, 12/15/07                                       356,955           355,738
--------------------------------------------------------------------------------
Consumer Credit Reference
Index Securities Program,
Credit Card Asset-Backed
Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 2                            500,000           508,908

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B,
4.317%, 11/25/35 1                            $       182,884    $      182,026
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                     300,000           296,976
Series 2005-17, Cl. 1AF1,
5.523%, 5/25/36 1                                     552,374           553,094
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                                     200,000           197,924
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A2,
3.17%, 9/8/07                                          54,791            54,803
Series 2005-B, Cl. A2,
3.75%, 12/8/07                                        176,559           176,408
--------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 3,4                                  1,820,063            18,201
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates,
Home Equity Receivables:
Series 2005-FF3, Cl. A1,
5.403%, 4/25/35 1                                   1,249,706         1,250,571
Series 2005-FF10, Cl. A3,
5.533%, 11/25/35 1                                  1,170,000         1,171,318
Series 2006-FF5, Cl. 2A1,
5.373%, 5/15/36 1                                     587,157           587,512
Series 2006-FF9, Cl. 2A2, 7/7/36 1,5                  430,000           430,000
Series 2006-FF10, Cl. A3,
5.413%, 7/25/36 1                                     840,000           840,000
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3,
3.48%, 11/17/08                                       534,524           529,207
Series 2005-B, Cl. A2,
3.78%, 9/15/07                                        116,001           115,943
--------------------------------------------------------------------------------
GS Auto Loan Trust,
Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2,
4.32%, 5/15/08                                      1,195,321         1,191,546
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations,
Series 2005-3, Cl. A2,
3.73%, 10/18/07 4                                     348,837           347,746
--------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan
Pass-Through Certificates,
Series 2005-3, Cl. A1,
5.527%, 1/20/35 1                                     469,995           470,709


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Asset-Backed Pass-Through
Certificates:
Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 1                              $       564,660    $      561,674
Series 2005-4, Cl. 2A1B,
5.17%, 10/25/35                                       469,543           466,014
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Home Equity Receivables,
Series 2005-WMC6, Cl. A2B,
5.583%, 7/25/35 1                                     480,000           481,291
--------------------------------------------------------------------------------
NC Finance Trust, CMO Home
Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD,
1.079%, 1/25/29 4                                      66,744            14,016
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2,
3.99%, 1/15/08                                      1,075,566         1,071,812
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2,
4.03%, 4/15/08                                        284,620           284,190
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2,
5.435%, 7/1/36 1                                    1,420,000         1,420,000
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2,
3.735%, 11/10/34 1                                    200,000           198,465
Series 2005-1, Cl. A F2,
3.914%, 5/25/35 1                                     150,000           148,149
Series 2005-2, Cl. A F2,
4.415%, 4/25/35 1                                     240,000           236,877
Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                      320,000           315,769
--------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity
Asset-Backed Pass-Through
Certificates:
Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                        670,000           663,868
Series 2006-RS4, Cl. A1,
5.163%, 7/25/36 1                                     570,000           570,000
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1,
5.383%, 4/25/36 1                                     677,439           677,897

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Asset-Backed
Securities:
Series 2003-25XS, Cl. A4,
4.51%, 8/25/33                                $        49,916    $       49,687
Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                        522,318           520,260
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2005-A, Cl. A2,
3.52%, 4/20/07                                        200,929           200,796
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates:
Series 2004-2, Cl. AI1B,
2.94%, 9/25/18 1                                       76,242            76,021
Series 2006-2, Cl. A2, 5.45%, 7/7/36 1                840,000           840,000
                                                                 ---------------

Total Asset-Backed Securities
(Cost $27,260,034)                                                   25,311,092

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--11.9%
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg
Pass-Through Certificates,
Series 2005-3, Cl. A2,
4.501%, 7/10/43                                       690,000           661,058
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                        516,282           509,123
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                        417,166           415,341
Series 2005-E, Cl. 2A2,
4.977%, 6/25/35 1                                      76,228            76,062
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc., CMO, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                               260,000           257,883
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                             1,289,110         1,286,291
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates,
Series 2005-10, Cl. AF1,
5.483%, 2/25/36 1                                     874,111           874,832
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7,
5.961%, 5/1/36                                      1,907,685         1,901,365


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7,
6.36%, 4/25/08                                $       620,000    $      620,000
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.:
4.50%, 12/1/18-7/1/19                               4,905,699         4,640,910
5%, 9/1/33                                          3,961,828         3,719,024
6%, 5/1/18-10/1/29                                  4,134,814         4,114,329
6.50%, 3/1/18-6/1/35                                8,089,484         8,179,622
7%, 3/1/31-10/1/31                                    688,587           706,007
7.50%, 4/1/36                                       2,143,421         2,225,073
11%, 11/1/14                                           27,793            29,153
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass
Mtg. Participation Certificates:
Series 2106, Cl. FG,
5.649%, 5/15/28 1                                   3,199,604         3,215,325
Series 2191, Cl. MF,
5.852%, 12/17/27 1                                    189,745           190,123
Series 2453, Cl. BD,
6%, 5/15/17                                           414,934           417,589
Series 3105, Cl. BD,
5.50%, 1/15/26                                      1,500,000         1,448,720
Series 3138, Cl. PA,
5.50%, 2/15/27                                      4,284,485         4,258,636
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1674, Cl. Z,
6.75%, 2/15/24                                      1,774,313         1,818,655
Series 2055, Cl. ZM,
6.50%, 5/15/28                                        224,953           227,141
Series 2080, Cl. Z,
6.50%, 8/15/28                                        142,781           143,807
Series 2116, Cl. ZA,
6%, 1/15/29                                         1,205,798         1,206,428
Series 2135, Cl. OH,
6.50%, 3/15/29                                      1,927,703         1,956,888
Series 2173, Cl. Z,
6.50%, 7/15/29                                      1,032,251         1,048,308
Series 2195, Cl. LH,
6.50%, 10/15/29                                     1,391,679         1,403,036
Series 2326, Cl. ZP,
6.50%, 6/15/31                                        239,173           242,276
Series 2368, Cl. PR,
6.50%, 10/15/31                                       908,725           921,740
Series 2387, Cl. PD,
6%, 4/15/30                                           120,992           121,040
Series 2500, Cl. FD,
5.699%, 3/15/32 1                                      73,675            74,340
Series 2526, Cl. FE,
5.599%, 6/15/29 1                                     102,721           103,284
Series 2551, Cl. FD,
5.481%, 1/15/33 1                                      79,725            80,676

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2583, Cl. KA,
5.50%, 3/15/22                                $       282,032    $      281,452
Series 2939, Cl. PE,
5%, 2/15/35                                         1,585,000         1,419,904
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                         65,743            65,604
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B,
13.878%, 7/1/26 6                                     268,493            64,679
Series 192, Cl. IO,
15.946%, 2/1/28 6                                      69,487            16,495
Series 200, Cl. IO,
14.841%, 1/1/29 6                                      83,437            20,605
Series 205, Cl. IO,
11.856%, 9/1/29 6                                     366,631            91,977
Series 208, Cl. IO,
(15.57)%, 6/1/30 6                                    411,359            96,909
Series 2003-118, Cl. S,
11.815%, 12/25/33 6                                 1,656,190           160,116
Series 2074, Cl. S,
2.584%, 7/17/28 6                                      92,083             7,328
Series 2079, Cl. S,
2.267%, 7/17/28 6                                     144,858            12,515
Series 2177, Cl. S,
7.568%, 8/15/29 6                                   4,410,247           299,979
Series 2526, Cl. SE,
4.254%, 6/15/29 6                                     192,044            10,406
Series 2920, Cl. S,
(0.707)%, 1/15/35 6                                 1,655,134            55,112
Series 3000, Cl. SE,
(1.42)%, 7/15/25 6                                  1,789,531            36,833
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-11/1/33                                  5,696,255         5,413,290
5%, 7/1/36 5                                       19,890,000        18,597,150
5.50%, 3/1/33-1/1/34                               10,603,933        10,232,930
5.50%, 7/1/21-7/1/36 5                             25,497,000        24,558,358
6%, 9/1/26-1/1/33                                   6,042,255         5,973,771
6%, 7/1/21-7/1/36 5                                12,395,000        12,379,810
6.50%, 5/1/29-10/1/30                               4,059,759         4,103,644
6.50%, 7/1/36 5                                     5,216,000         5,243,707
7%, 11/1/17-3/1/36                                  6,855,864         7,028,058
7.50%, 2/1/27-3/1/33                                4,487,815         4,663,479
7.50%, 1/1/33 4                                     1,651,749         1,714,532
8.50%, 7/1/32                                          12,645            13,612


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates:
Trust 2001-50, Cl. NE,
6%, 8/25/30                                   $        69,920    $       70,129
Trust 2001-51, Cl. OD,
6.50%, 10/25/31                                       680,118           686,239
Trust 2001-70, Cl. LR,
6%, 9/25/30                                            95,963            95,930
Trust 2001-72, Cl. NH,
6%, 4/25/30                                            45,779            45,709
Trust 2001-74, Cl. PD,
6%, 5/25/30                                            19,125            19,068
Trust 2002-9, Cl. PR,
6%, 3/25/17                                         1,655,628         1,664,377
Trust 2002-12, Cl. PG,
6%, 3/25/17                                         1,259,125         1,265,775
Trust 2002-77, Cl. WF,
5.652%, 12/18/32 1                                    119,940           121,047
Trust 2003-17, Cl. EQ,
5.50%, 3/25/23                                      1,265,000         1,198,238
Trust 2003-23, Cl. EQ,
5.50%, 4/25/23                                        890,000           842,518
Trust 2003-116, Cl. FA,
5.723%, 11/25/33 1                                    214,565           215,731
Trust 2004-101, Cl. BG,
5%, 1/25/20                                           630,000           599,613
Trust 2005-31, Cl. PB,
5.50%, 4/25/35                                        560,000           524,913
Trust 2005-71, Cl. DB,
4.50%, 8/25/25                                        480,000           428,623
Trust 2005-100, Cl. BQ,
5.50%, 11/25/25                                       520,000           485,515
Trust 2005-109, Cl. AH,
5.50%, 12/25/25                                     2,160,000         2,036,808
Trust 2006-50, Cl. KS,
4.684%, 6/25/36 1                                     718,956           608,650
Trust 2006-50, Cl. SK,
4.684%, 6/25/36 1                                   1,372,115         1,214,564
Trust 2006-57, Cl. PA,
5.50%, 8/25/27                                      2,987,973         2,965,948
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg
Investment Conduit
Pass-Through Certificates,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-28, Cl. SA,
2.50%, 4/25/32 6                                       98,725             7,132
Trust 2002-38, Cl. SO,
(1.977)%, 4/25/32 6                                   514,378            22,580
Trust 2002-48, Cl. S,
2.912%, 7/25/32 6                                     159,877            12,458
Trust 2002-52, Cl. SL,
2.799%, 9/25/32 6                                      99,203             7,946

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg
Investment Conduit
Pass-Through Certificates,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN,
3.982%, 7/25/32 6                             $       219,691    $       17,457
Trust 2002-77, Cl. IS,
2.787%, 12/18/32 6                                    876,348            65,636
Trust 2006-34, Cl. SK,
15.769%, 5/25/36 6                                  6,719,758           436,784
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2,
15.687%, 3/1/23 6                                   1,120,277           266,236
Trust 221, Cl. 2,
11.281%, 5/1/23 6                                     122,067            29,275
Trust 240, Cl. 2,
22.285%, 9/1/23 6                                     223,733            56,343
Trust 254, Cl. 2,
4.488%, 1/1/24 6                                    1,846,591           450,035
Trust 301, Cl. 2,
8.349%, 4/1/29 6                                      491,909           120,232
Trust 313, Cl. 2,
(10.546)%, 6/1/31 6                                   536,584           140,678
Trust 319, Cl. 2,
12.178%, 2/1/32 6                                     160,728            42,844
Trust 321, Cl. 2,
11.921%, 4/1/32 6                                     713,960           190,870
Trust 324, Cl. 2,
6.349%, 7/1/32 6                                    1,256,475           319,811
Trust 329, Cl. 2,
10.133%, 1/1/33 6                                   3,745,036           996,502
Trust 334, Cl. 12,
5.449%, 2/1/33 6                                    2,283,132           580,748
Trust 344, Cl. 2,
9.593%, 12/1/33 6                                   4,668,961         1,238,579
Trust 2001-61, Cl. SH,
11.696%, 11/18/31 6                                   879,892            76,554
Trust 2001-63, Cl. SD,
4.371%, 12/18/31 6                                    197,122            16,861
Trust 2001-68, Cl. SC,
4.463%, 11/25/31 6                                    139,223            11,774
Trust 2001-81, Cl. S,
5.531%, 1/25/32 6                                     171,353            12,437
Trust 2002-9, Cl. MS,
2.772%, 3/25/32 6                                     210,694            16,719
Trust 2002-77, Cl. SH,
5.839%, 12/18/32 6                                    217,123            18,627
Trust 2003-4, Cl. S,
12.602%, 2/25/33 6                                    432,286            41,937
Trust 2003-33, Cl. SP,
14.996%, 5/25/33 6                                  1,394,328           143,453
Trust 2005-40, Cl. SA,
(0.408)%, 5/25/35 6                                 4,748,075           156,383


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2005-40, Cl. SB,
3.899%, 5/25/35 6                             $     1,095,116    $       36,650
Trust 2005-71, Cl. SA,
5.83%, 8/25/25 6                                    1,140,104            43,631
Trust 2006-33, CL. SP,
16.252%, 5/25/36 6                                  3,705,140           248,939
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-C,
Cl. A2, 4.24%, 3/15/08                                644,107           641,520
--------------------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                       390,000           377,607
Series 2005-C3, Cl. A2,
4.853%, 7/10/45                                       430,000           417,861
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                       161,440           162,828
Series 1998-C1, Cl. F,
7.186%, 5/15/30 1                                   1,567,000         1,596,381
--------------------------------------------------------------------------------
Government National
Mortgage Assn.:
5.125%, 11/20/25 1                                     12,192            12,259
7%, 3/15/28-7/15/28                                   609,952           629,486
7.50%, 2/15/27                                         77,648            81,375
8%, 11/15/25-5/15/26                                  124,715           132,441
--------------------------------------------------------------------------------
Government National Mortgage
Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates,
Series 1999-32, Cl. ZB,
8%, 9/16/29                                         1,730,064         1,821,876
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA,
0.033%, 3/16/28 6                                     177,709            12,394
Series 1998-19, Cl. SB,
1.348%, 7/16/28 6                                     288,330            23,054
Series 2001-21, Cl. SB,
(4.709)%, 1/16/27 6                                 1,384,458            67,535
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                       500,000           479,297
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                       550,000           537,610

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial
Mtg. Pass-Through
Certificates: Continued
JP Morgan Mortgage Trust,
CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1,
6.746%, 2/25/32 1                             $     2,467,885    $    2,460,029
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                       160,000           153,534
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                       670,000           646,316
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg
Pass-Through Certificates,
Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                       520,000           505,519
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B,
5.55%, 1/25/36                                        504,771           498,108
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1,
6%, 7/25/34                                           653,237           647,341
Series 2004-9, Cl. A3,
4.70%, 8/25/34 1                                      627,681           621,714
--------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F,
7.059%, 2/15/28 1,2                                    12,697            12,674
Series 1997-XL1, Cl. G,
7.695%, 10/3/30                                       390,000           326,518
--------------------------------------------------------------------------------
Prudential Mortgage Capital
Co. II LLC, Commercial Mtg
Pass-Through Certificates,
Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                               556,000           587,137
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
CMO Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. A2, 6%, 4/25/08                                 2,211,644         2,204,065
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                       820,000           795,075


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO
Pass-Through Certificates:
Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 1                             $       366,804    $      366,000
Series 2005-AR8, Cl. 2AB1,
5.573%, 7/25/45 1                                     568,306           569,131
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO,
Series 2004-DD, Cl. 2A1,
4.513%, 1/25/35 1                                     169,237           168,502
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $193,323,679)                                                 190,127,033

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--20.2%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.,
3.58%, 1/31/07 7                                    3,482,000         3,374,507
--------------------------------------------------------------------------------
Federal Home Loan Bank
Unsec. Bonds:
3.50%, 11/15/07                                       425,000           414,031
Series S906, 3.50%, 8/15/06                         1,715,000         1,711,068
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.75%, 8/15/06                                        280,000           279,120
3.625%, 9/15/06                                     2,059,000         2,051,509
4.125%, 7/12/10                                     2,066,000         1,967,125
4.875%, 2/17/09                                     1,000,000           987,444
5.125%, 4/18/11 8                                   6,140,000         6,050,485
5.50%, 9/15/11                                      3,350,000         3,353,447
6%, 6/15/11                                         4,100,000         4,192,164
--------------------------------------------------------------------------------
Federal National Mortgage
Assn. Unsec. Nts.:
3.25%, 7/31/06 8                                    1,335,000         1,332,777
4%, 2/28/07                                           965,000           955,494
4.25%, 7/15/07 8                                    2,198,000         2,170,668
4.75%, 12/15/10                                     2,245,000         2,183,211
6%, 5/15/11 9                                      12,860,000        13,150,932
6.625%, 9/15/09 9                                   2,625,000         2,715,796
7.25%, 1/15/10                                      2,552,000         2,698,947
--------------------------------------------------------------------------------
Resolution Funding Corp.
Bonds, STRIPS, 5.16%, 1/15/21 7,8                   5,667,000         2,575,697
--------------------------------------------------------------------------------
Tennessee Valley Authority
Bonds, Series A, 6.79%, 5/23/12                     3,696,000         3,931,546
--------------------------------------------------------------------------------
U.S. Treasury Bills:
4.74%, 8/10/06 8                                   55,870,000        55,575,737
4.795%, 9/14/06 8                                 190,000,000       188,177,900
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8                                       50,000            44,848
5.50%, 8/15/28 8,10                                   900,000           924,962
6.875%, 8/15/25 8                                   2,000,000         2,372,188
7.25%, 5/15/16 8,11,12                              4,454,000         5,158,641
8.875%, 8/15/17 8,9                                 1,419,000         1,852,128
9.25%, 2/15/16 8                                      208,000           271,562
STRIPS, 4.20%, 2/15/11 7,8                            900,000           714,903
STRIPS, 4.81%, 2/15/16 7,8                          4,491,000         2,730,950

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 2/15/12 8                             $     2,000,000    $    1,978,752
6.50%, 2/15/10 8                                    3,900,000         4,075,960
                                                                 ---------------
Total U.S. Government Obligations
(Cost $322,103,183)                                                 319,974,499

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--20.0%
--------------------------------------------------------------------------------
ARGENTINA--0.9%
Argentina (Republic of) Bonds:
2%, 9/30/14 4 [ARP]                                 1,802,000           553,675
4.889%, 8/3/12 1                                   11,769,625        10,881,040
Series V, 7%, 3/28/11                                 765,000           708,029
--------------------------------------------------------------------------------
Argentina (Republic of) Discount
Bonds, 8.28%, 12/31/33                              1,155,803         1,032,710
--------------------------------------------------------------------------------
Buenos Aires (Province of)
Bonds, Bonos de Consolidacion
de Deudas, Series PBA1,
4/1/07 3,4 [ARP]                                       19,999             8,576
--------------------------------------------------------------------------------
Central Bank of Argentina
Bonds, 2%, 2/4/18 4 [ARP]                           2,321,280         1,051,962
                                                                 ---------------
                                                                     14,235,992

--------------------------------------------------------------------------------
AUSTRALIA--0.8%
Queensland Treasury Corp.
Unsec. Nts., Series 09G,
6%, 7/14/09 [AUD]                                  18,200,000        13,551,711
--------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds,
Series 44, 5%, 3/28/35 [EUR]                        2,030,000         2,860,014
--------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury
Bills, 2.81%, 9/14/06 7 [EUR]                       4,890,000         6,218,280
                                                                 ---------------
                                                                      9,078,294

--------------------------------------------------------------------------------
BRAZIL--0.9%
Brazil (Federal Republic of) Bonds:
7.125%, 1/20/37                                     1,050,000           997,500
8%, 1/15/18                                         4,670,000         4,938,525
8.25%, 1/20/34                                      2,450,000         2,578,625
8.75%, 2/4/25                                       2,340,000         2,574,000
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts.,
7.875%, 3/7/15                                        130,000           136,435
--------------------------------------------------------------------------------
Brazil (Federal Republic of)
Unsec. Bonds, 10.125%, 5/15/27                      2,745,000         3,417,525
                                                                 ---------------
                                                                     14,642,610

--------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                        740,000           837,680
8.25%, 1/15/15 2                                      710,000           803,720
                                                                 ---------------
                                                                      1,641,400


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CANADA--0.8%
Canadian Nts., 4%,
9/1/10 [CAD]                                       14,280,000    $   12,566,477
--------------------------------------------------------------------------------
COLOMBIA--1.1%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                      660,000           816,750
10.75%, 1/15/13                                     1,390,000         1,643,675
12%, 10/22/15 [COP]                            18,130,000,000         7,720,749
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                       933,000           984,315
11.75%, 3/1/10 [COP]                            2,617,240,000         1,069,568
--------------------------------------------------------------------------------
Colombia (Republic of)
Unsec. Bonds, 8.125%, 5/21/24                       4,720,000         4,802,600
                                                                 ---------------
                                                                     17,037,657

--------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                  4,685,000           808,248
4%, 11/15/15 [DKK]                                  3,485,000           591,366
7%, 11/10/24 [DKK]                                  1,270,000           289,459
--------------------------------------------------------------------------------
Denmark (Kingdom of) Nts.,
4%, 8/15/08 [DKK]                                   5,030,000           868,801
                                                                 ---------------
                                                                      2,557,874

--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec.
Unsub. Nts., 9.50%, 9/27/11 2                         428,951           454,688
--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                     590,000           613,600
7.65%, 6/15/35 2                                    1,265,000         1,220,725
                                                                 ---------------
                                                                      1,834,325

--------------------------------------------------------------------------------
FRANCE--1.7%
France (Government of) Bonds,
3.25%, 4/25/16 [EUR]                               12,960,000        15,488,081
--------------------------------------------------------------------------------
France (Government of)
Obligations Assimilables du
Tresor Bonds, 4%, 4/25/55 [EUR]                     5,575,000         6,662,932
--------------------------------------------------------------------------------
France (Government of)
Treasury Bills, 2.90%,
9/21/06 7 [EUR]                                     3,930,000         4,995,277
                                                                 ---------------
                                                                     27,146,290

--------------------------------------------------------------------------------
GERMANY--1.6%
Germany (Republic of) Bonds,
Series 05, 4%, 1/4/37 [EUR]                         7,830,000         9,451,122
--------------------------------------------------------------------------------
Germany (Republic of)
Treasury Bills,
Series 0306, 2.78%,
9/13/06 7 [EUR]                                    13,240,000        16,841,199
                                                                 ---------------
                                                                     26,292,321

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds,
4.60%, 5/20/13 [EUR]                                4,710,000    $    6,185,960
--------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                     250,000           288,375
10.25%, 11/8/11                                        95,000           109,583
                                                                 ---------------
                                                                        397,958

--------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                      120,000           117,900
7.25%, 4/20/15 2                                      200,000           201,500
--------------------------------------------------------------------------------
Indonesia (Republic of)
Unsec. Nts., 8.50%, 10/12/35 2                      2,070,000         2,186,489
                                                                 ---------------
                                                                      2,505,889

--------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds,
Series 2682, 7.50%, 3/31/14 [ILS]                  21,493,000         5,114,372
--------------------------------------------------------------------------------
ITALY--1.8%
Italy (Republic of) Nts.,
Certificate Di Credito del
Tesoro, 2.80%, 7/1/09 1 [EUR]                      13,215,000        16,973,643
--------------------------------------------------------------------------------
Italy (Republic of) Treasury
Bonds, Buoni del Tesoro
Poliennali, 4.25%, 2/1/19 [EUR]                     9,100,000        11,457,785
                                                                 ---------------
                                                                     28,431,428

--------------------------------------------------------------------------------
JAPAN--1.9%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%,
10/15/07 [JPY]                                  3,341,000,000        29,022,383
20 yr., Series 81, 2%,
9/20/25 [JPY]                                     239,000,000         1,999,631
                                                                 ---------------
                                                                     31,022,014

--------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia
(Government of) Bonds,
Series P3, 1%, 7/31/12 4 [MYR]                      7,980,000         2,356,321
--------------------------------------------------------------------------------
Malaysia (Government of)
Bonds, Series 2/05, 4.72%,
9/30/15 [MYR]                                       8,950,000         2,380,415
                                                                 ---------------
                                                                      4,736,736

--------------------------------------------------------------------------------
MEXICO--0.5%
United Mexican States Bonds:
7.50%, 4/8/33                                       1,368,000         1,456,920
8.30%, 8/15/31                                        555,000           642,413
Series MI10, 8%, 12/19/13 [MXN]                    16,100,000         1,348,262
--------------------------------------------------------------------------------
United Mexican States Nts.:
7.50%, 1/14/12                                      2,335,000         2,480,938
8.375%, 1/14/11                                     2,145,000         2,343,413
                                                                 ---------------
                                                                      8,271,946


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd
Bonds, Series WW,
6.25%, 11/15/20                               $       960,000    $      953,400
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10                                        173,784           154,098
                                                                 ---------------
                                                                      1,107,498

--------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                      7,400,000         6,808,000
9.375%, 4/1/29                                        655,000           776,175
                                                                 ---------------
                                                                      7,584,175

--------------------------------------------------------------------------------
PERU--1.4%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                      2,910,000         2,808,150
7.84%, 8/12/20 [PEN]                               28,720,000         8,540,690
8.20%, 8/12/26 [PEN]                                5,945,000         1,812,382
8.375%, 5/3/16                                        290,000           314,650
9.91%, 5/5/15 [PEN]                                 8,101,000         2,772,007
Series 7, 8.60%, 8/12/17 [PEN]                      3,450,000         1,096,709
Series 8-1, 12.25%, 8/10/11 [PEN]                   1,427,000           528,305
--------------------------------------------------------------------------------
Peru (Republic of) Past Due
Interest Bonds, Series 20 yr.,
5%, 3/7/17 1                                        1,375,390         1,341,005
--------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.53%, 2/28/16 7                                      645,329           344,502
--------------------------------------------------------------------------------
Peru (Republic of) Unsec.
Unsub. Bonds,
8.75%, 11/21/33                                     1,850,000         2,067,375
                                                                 ---------------
                                                                     21,625,775

--------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds:
Series 0K0807,
4.24%, 81/2/07 7 [PLZ]                              1,200,000           360,077
Series DS1013,
5%, 10/24/13 [PLZ]                                 11,340,000         3,507,115
Series WS0922,
5.75%, 9/23/22 [PLZ]                                1,000,000           309,301
Series 0511,
4.25%, 5/24/11 [PLZ]                               16,820,000         5,008,445
                                                                 ---------------
                                                                      9,184,938

--------------------------------------------------------------------------------
RUSSIA--0.6%
Aries Vermoegensverwaltungs
GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                     700,000           996,598
Series C, 9.60%, 10/25/14                           6,310,000         7,863,964
--------------------------------------------------------------------------------
Russian Federation Unsec.
Unsub. Nts.,
12.75%, 6/24/28                                       100,000           169,750

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
RUSSIA Continued
Russian Federation Unsub. Nts.,
5%, 3/31/30 1                                 $       435,000    $      463,819
                                                                 ---------------
                                                                      9,494,131

--------------------------------------------------------------------------------
TURKEY--0.3%
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                      2,215,000         2,090,406
11%, 1/14/13                                        1,730,000         1,980,850
                                                                 ---------------
                                                                      4,071,256

--------------------------------------------------------------------------------
GREAT BRITAIN--1.0%
United Kingdom Treasury
Bond, 6%, 12/7/28 [GBP]                             7,375,000        16,559,689
--------------------------------------------------------------------------------
URUGUAY--0.2%
Uruguay (Oriental Republic of)
Bonds, 7.625%, 3/21/36                              1,120,000         1,013,600
--------------------------------------------------------------------------------
Uruguay (Oriental Republic of)
Unsec. Bonds, 8%, 11/18/22                          3,060,000         2,945,250
                                                                 ---------------
                                                                      3,958,850

--------------------------------------------------------------------------------
VENEZUELA--1.1%
Venezuela (Republic of) Bonds:
9.25%, 9/15/27                                     10,115,000        11,960,988
13.625%, 8/15/18                                      500,000           716,875
--------------------------------------------------------------------------------
Venezuela (Republic of) Nts.,
7%, 3/16/15 [EUR]                                   1,097,000         1,438,196
--------------------------------------------------------------------------------
Venezuela (Republic of) Unsec.
Bonds, 9.375%, 1/13/34                              2,360,000         2,773,000
                                                                 ---------------
                                                                     16,889,059
                                                                 ---------------
Total Foreign Government
Obligations
(Cost $321,179,059)                                                 318,181,313

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
--------------------------------------------------------------------------------
Algeria (Republic of) Loan
Participation Nts., 5.813%,
3/4/10 1,4 (Cost $290,293)                            310,667           310,667
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Collins & Aikman Floorcoverings,
Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                     700,000           691,250
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 3                                               60,000            40,500
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                1,125,000         1,049,063
9% Sr. Unsec. Nts., 7/1/15                          1,045,000         1,003,200
--------------------------------------------------------------------------------
Stoneridge, Inc.,
11.50% Sr. Nts., 5/1/12                             1,200,000         1,158,000


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts.,
11/15/14                                      $       900,000    $      902,250
10.25% Sr. Sec. Nts.,
Series B, 7/15/13                                     650,000           715,813
--------------------------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13                         200,000           198,000
--------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                         1,125,000           923,906
8.25% Sr. Unsec. Nts., 8/1/10                       1,700,000         1,598,000
                                                                 ---------------
                                                                      8,279,982

--------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ford Motor Co.,
7.45% Bonds, 7/16/31                                  800,000           582,000
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                1,700,000         1,573,408
5.80% Sr. Unsec. Nts., 1/12/09                        300,000           274,225
7.375% Nts., 10/28/09                               4,400,000         4,070,858
9.473% Nts., 4/15/12 1                              1,990,000         2,023,137
--------------------------------------------------------------------------------
General Motors
Acceptance Corp.:
6.875% Nts., 9/15/11                                2,270,000         2,168,254
7.25% Nts., 3/2/11                                    400,000           388,178
8% Bonds, 11/1/31                                   2,880,000         2,775,416
--------------------------------------------------------------------------------
General Motors Corp.,
8.375% Sr. Unsec. Debs., 7/15/33                      400,000           324,000
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                           1,160,000         1,194,800
10.50% Sr. Sub. Nts., 1/1/16 2                      1,135,000         1,208,775
                                                                 ---------------
                                                                     16,583,051

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc.,
12% Sr. Sub. Nts., 12/15/13 2                         580,000           582,900
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management
LLC/Education Management
Corp., 10.25% Sr. Sub. Nts., 6/1/16 2               1,140,000         1,140,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
American Casino &
Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                           500,000           503,750
--------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec.
Sub. Nts., 3/15/08                                    500,000           492,500
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec.
Sub. Nts., 8/15/11                                    850,000           894,625
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr.
Sub. Nts., 4/15/12                                    500,000           526,250
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec.
Nts., 8/1/13 2                                      1,040,000           988,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Domino's, Inc., 8.25% Sr. Unsec.
Sub. Nts., 7/1/11                             $     1,047,000    $    1,091,498
--------------------------------------------------------------------------------
French Lick Resorts & Casino
LLC, 10.75% First Mtg. Nts.,
4/15/14 2                                           1,460,000         1,405,250
--------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                 900,000           903,375
--------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 2                          1,335,000         1,415,100
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec.
Nts., 10/15/13                                        625,000           625,000
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                     2,100,000         1,992,375
9% Sr. Sub. Nts., 3/15/12                             500,000           524,375
--------------------------------------------------------------------------------
Kerzner International Ltd.,
6.75% Sr. Unsec. Sub. Nts., 10/1/15                   340,000           356,575
--------------------------------------------------------------------------------
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                      650,000           676,813
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 2                              650,000           623,188
8.375% Sr. Unsec. Sub. Nts., 2/1/11                 2,300,000         2,369,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                    350,000           361,375
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                  225,000           212,906
6.375% Sr. Sub. Nts., 7/15/09                         250,000           244,688
6.875% Sr. Unsec. Sub. Nts., 2/15/15                  515,000           487,963
7.125% Sr. Unsec. Sub. Nts., 8/15/14                  500,000           486,250
8% Sr. Sub. Nts., 4/1/12                            1,000,000         1,021,250
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub
Nts., 7/15/14                                         800,000           790,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                         800,000           834,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                  800,000           816,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                    230,000           215,625
6.875% Sr. Sub. Nts., 12/1/11                         500,000           491,250
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                 1,800,000         1,813,500
--------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 2                           525,000           545,344
--------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08 3,4                                           250,000                --
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                        874,000           834,670
9.625% Sr. Nts., 6/1/14                               669,000           612,135
9.75% Sr. Nts., 4/15/13                               600,000           554,250
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875% Sr. Nts.,
5/1/12                                                835,000           875,706


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts.,
2/1/14                                        $     2,203,000    $    2,059,805
6.875% Sr. Unsec. Sub. Nts.,
3/1/16                                                235,000           220,313
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                             3,100,000         2,995,375
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts.,
4/1/10                                                500,000           546,875
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                             1,100,000         1,050,500
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.,
6.625% Nts., 12/1/14                                2,274,000         2,154,615
                                                                 ---------------
                                                                     35,612,069

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                              400,000           402,000
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                         400,000           441,194
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
7.75% Sr. Unsec. Sub. Nts., 5/15/13                   300,000           275,250
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                        250,000           260,313
9.50% Sr. Unsec. Sub. Nts., 2/15/11                   400,000           418,500
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14                                         450,000           452,250
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr.
Sub. Nts., 4/15/12                                    200,000           199,750
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr.
Sub. Nts., 5/1/12                                     800,000           754,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13                                      900,000           868,500
                                                                 ---------------
                                                                      4,071,757

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                   525,000           511,875
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec.
Sub. Nts., 12/15/12                                   350,000           387,569
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc.,
7% Sr. Nts., 3/1/14 2                                 785,000           763,413
                                                                 ---------------
                                                                      1,662,857

--------------------------------------------------------------------------------
MEDIA--3.7%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                      350,000           189,000
10.25% Sr. Unsec. Sub. Nts.,
6/15/11 3                                             200,000           116,000
10.875% Sr. Unsec. Nts., 10/1/10 3                    400,000           220,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                      $     1,100,000    $    1,094,500
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                       650,000           598,813
9.50% Sr. Unsec. Sub. Nts., 2/1/11                    360,000           355,500
--------------------------------------------------------------------------------
American Media
Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                               150,000           133,500
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                      700,000           656,250
--------------------------------------------------------------------------------
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 2                            405,000           390,825
--------------------------------------------------------------------------------
Charter Communications
Holdings II LLC/Charter
Communications Holdings II
Capital Corp.:
10.25% Sr. Nts., 9/15/10 2                            885,000           889,425
10.25% Sr. Unsec. Nts., 9/15/10                       700,000           705,250
--------------------------------------------------------------------------------
Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.: 8.375% Sr. Nts.,
Second Lien, 4/30/14 2                              4,503,000         4,531,144
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr.
Unsec. Sub. Nts., 2/1/13                              900,000           949,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Disc. Nts., 3/15/14 13                       1,500,000         1,170,000
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                    1,000,000           995,000
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                    1,106,000         1,111,530
--------------------------------------------------------------------------------
Dex Media East LLC/Dex
Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                      200,000           212,500
--------------------------------------------------------------------------------
Dex Media West LLC/Dex
Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                               300,000           312,750
9.875% Sr. Sub. Nts., 8/15/13                         586,000           638,005
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts.,
11/15/13 13                                           300,000           254,250
0%/9% Unsec. Disc. Nts.,
11/15/13 13                                           400,000           339,000
8% Unsec. Nts., 11/15/13                            3,575,000         3,610,750
--------------------------------------------------------------------------------
Dow Jones CDX High Yield
Index, 8.625% Pass-Through
Certificates, Series 6-T1, 6/29/11 2               10,350,000        10,168,875
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                       927,000           873,698
7.125% Sr. Nts., 2/1/16 2                           1,400,000         1,354,500


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Emmis Operating Co.,
6.875% Sr. Unsec. Sub. Nts.,
5/15/12                                       $     1,000,000    $      985,000
--------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                          359,000           330,280
--------------------------------------------------------------------------------
Lamar Media Corp.,
6.625% Sr. Unsec. Sub. Nts.,
8/15/15                                             1,760,000         1,636,800
--------------------------------------------------------------------------------
Lin Television Corp.,
6.50% Sr. Sub. Nts., 5/15/13                          550,000           504,625
--------------------------------------------------------------------------------
Marquee Holdings, Inc.,
0%/12% Sr. Disc. Nts., 8/15/14 13                   1,600,000         1,150,000
--------------------------------------------------------------------------------
Mediacom Broadband LLC/
Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                              280,000           270,200
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom
Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                        969,000           969,000
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                        1,300,000         1,144,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                  700,000           640,500
--------------------------------------------------------------------------------
Paxson Communications Corp.,
11.318% Sr. Sec. Nts., 1/15/13 1,2                    760,000           765,700
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                  900,000           810,000
8.875% Sr. Unsec. Nts., 5/15/11                       319,000           307,835
--------------------------------------------------------------------------------
Quebecor World Capital Corp.,
8.75% Sr. Nts., 3/15/16 2                             315,000           289,013
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 2                    2,230,000         2,062,750
6.875% Sr. Disc. Nts.,
Series A-2, 1/15/13 2                               1,865,000         1,725,125
6.875% Sr. Nts., 1/15/13                            1,300,000         1,202,500
8.875% Sr. Nts., Series A-3, 1/15/16 2              3,140,000         3,183,175
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 2                     400,000           441,000
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                           600,000           624,750
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 2                              900,000           949,500
--------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                            340,000           308,842
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                    2,775,000         2,830,500
8.75% Sr. Sub. Nts., 12/15/11                         300,000           315,000
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                           700,000           715,750
10.875% Sr. Unsec. Nts.,
Series B, 6/15/09                                   1,100,000         1,089,000
--------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts., 12/15/14 13                2,057,000         1,491,325
                                                                 ---------------
                                                                     58,612,735

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Bon-Ton Stores, Inc. (The),
10.25% Sr. Nts., 3/15/14 2                    $     1,980,000    $    1,846,350
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                             2,220,000         2,331,000
10.375% Sr. Sub. Nts., 10/15/15 2                     660,000           704,550
                                                                 ---------------
                                                                      4,881,900

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                             300,000           298,500
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Unsec. Sub. Nts., 1/15/14                  250,000           236,250
--------------------------------------------------------------------------------
Boise Cascade LLC,
7.125% Sr. Unsec. Sub. Nts.,
10/15/14                                            1,308,000         1,164,120
--------------------------------------------------------------------------------
Linens `N Things, Inc.,
10.702% Sr. Sec. Nts., 1/15/14 1,2                  1,480,000         1,409,700
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                         200,000           212,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc.,
7.50% Sr. Unsec. Sub. Nts.,
Series B, 5/1/10                                      550,000           550,000
                                                                 ---------------
                                                                      3,870,570

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2             1,067,000         1,125,685
--------------------------------------------------------------------------------
Levi Strauss & Co.:
9.74% Sr. Unsec. Unsub. Nts.,
4/1/12 1                                            1,540,000         1,574,650
9.75% Sr. Unsec. Unsub. Nts.,
1/15/15                                               859,000           863,295
--------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11                               250,000           251,250
--------------------------------------------------------------------------------
Quiksilver, Inc.,
6.875% Sr. Unsec. Nts., 4/15/15                       610,000           570,350
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts.,
5/1/10                                                700,000           735,875
                                                                 ---------------
                                                                      5,121,105

--------------------------------------------------------------------------------
CONSUMER STAPLES--0.8%
--------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12                         300,000           309,750
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The),
8.50% Sr. Sub. Nts., 8/1/14                         1,600,000         1,480,000
--------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 3,4                           142,981                --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                          450,000           454,500
9.50% Sr. Sec. Nts., 2/15/11                          700,000           729,750
                                                                 ---------------
                                                                      2,664,250


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts.,
2/15/15                                       $       180,000    $      167,850
8.625% Sr. Sub. Nts., 12/15/12                        400,000           414,000
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                               306,000           293,760
8.875% Sr. Unsec. Nts., 3/15/11                        71,000            66,918
--------------------------------------------------------------------------------
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts., 10/1/11                1,300,000         1,254,500
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical
Corp., Escrow Shares, 3/15/10 4                       500,000            23,020
--------------------------------------------------------------------------------
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts., 2/15/08                  400,000           404,000
--------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                   400,000           780,369
                                                                 ---------------
                                                                      3,404,417

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc.,
6% Sr. Unsec. Sub. Nts., 12/15/12                     350,000           325,500
--------------------------------------------------------------------------------
Nutro Products, Inc.,
10.75% Sr. Sub. Nts., 4/15/14 2                       735,000           759,806
                                                                 ---------------
                                                                      1,085,306

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14                 1,175,000         1,160,313
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                              500,000           520,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                   740,000           774,225
                                                                 ---------------
                                                                      2,454,538

--------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc.,
7.25% Sr. Sec. Nts., 6/1/13 2                       1,805,000         1,773,413
--------------------------------------------------------------------------------
ENERGY--2.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc.,
7.125% Sr. Nts., 4/15/16 2                            335,000           313,225
--------------------------------------------------------------------------------
Dresser, Inc.,
9.875% Sr. Unsec. Sub. Nts.,
4/15/11 1                                             300,000           305,250
--------------------------------------------------------------------------------
Hanover Compressor Co.,
8.625% Sr. Unsec. Sub. Nts.,
12/15/10                                              800,000           832,000
--------------------------------------------------------------------------------
Hanover Equipment Trust,
8.50% Sr. Sec. Nts., Series A, 9/1/08                 221,000           227,630
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                 400,000           379,000
--------------------------------------------------------------------------------
RathGibson, Inc.,
11.25% Sr. Nts., 2/15/14 2                            300,000           310,500

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts.,
5/15/10                                       $       400,000    $      401,000
                                                                 ---------------
                                                                      2,768,605

--------------------------------------------------------------------------------
OIL & GAS--2.4%
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                700,000           673,750
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Nts., 12/15/15 2                           290,000           290,363
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                       250,000           233,125
6.875% Sr. Unsec. Nts., 1/15/16                     1,822,000         1,730,900
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc.,
7.75% Sr. Unsec. Nts., 8/1/13                          85,000            78,625
--------------------------------------------------------------------------------
Compton Petroleum Finance
Corp., 7.625% Sr. Nts., 12/1/13                     1,310,000         1,257,600
--------------------------------------------------------------------------------
Copano Energy LLC,
8.125% Sr. Nts., 3/1/16 2                             180,000           180,000
--------------------------------------------------------------------------------
El Paso Corp.,
7.875% Sr. Unsec. Nts., 6/15/12                     2,784,000         2,846,640
--------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                  200,000           203,000
--------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                       1,319,000         1,335,488
--------------------------------------------------------------------------------
Forest Oil Corp.,
7.75% Sr. Nts., 5/1/14                                300,000           302,250
--------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Unsec. Nts., 8/1/14                         550,000           539,000
--------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Unsec. Nts., 10/1/11                       700,000           673,750
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                         880,000           893,200
--------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                             200,000           198,000
6.875% Sr. Nts., 12/15/13 2                           285,000           266,475
--------------------------------------------------------------------------------
National Gas Co.,
6.05% Nts., 1/15/36 2                               1,510,000         1,394,564
--------------------------------------------------------------------------------
Newfield Exploration Co.,
6.625% Sr. Unsec. Sub. Nts., 9/1/14                 1,900,000         1,819,250
--------------------------------------------------------------------------------
Pacific Energy Partners LP/
Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                        100,000            97,500
--------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                     700,000           691,250
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust:
7.375% Unsec. Unsub. Nts.,
12/15/14                                              740,000           765,530
8.50% Unsub. Nts., 2/15/08                            420,000           437,325
9.125% Unsec. Unsub. Nts.,
10/13/10                                              610,000           669,475


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Petroleum Export Ltd.
Cayman SPV, 5.265% Sr. Nts.,
Cl. A3, 6/15/11 2                             $     3,786,952    $    3,674,536
--------------------------------------------------------------------------------
Plains Exploration &
Production Co.,
7.125% Sr. Nts., 6/15/14                              300,000           297,000
--------------------------------------------------------------------------------
Pogo Producing Co.,
7.875% Sr. Sub. Nts., 5/1/13 2                        365,000           367,738
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                835,000           913,263
--------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                        1,340,000         1,262,950
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                         230,000           213,325
7.375% Sr. Sub. Nts., 7/15/13                         200,000           199,500
7.50% Sr. Sub. Nts., 5/15/16                          355,000           352,338
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                   500,000           482,246
8% Sr. Unsub. Nts., 3/1/32                            300,000           311,492
--------------------------------------------------------------------------------
Stone Energy Corp.,
6.75% Sr. Unsec. Sub. Nts.,
12/15/14                                            1,020,000         1,028,925
--------------------------------------------------------------------------------
Targa Resources, Inc.,
8.50% Sr. Nts., 11/1/13 2                             525,000           509,250
--------------------------------------------------------------------------------
Tengizchevroil LLP,
6.124% Nts., 11/15/14 2                             2,123,000         2,061,964
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                 1,567,000         1,575,822
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                             405,000           386,775
6.625% Sr. Nts., 11/1/15 2                            905,000           862,013
--------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts., 3/18/12 2                      846,000           725,445
--------------------------------------------------------------------------------
Transcontinental Gas Pipe
Line Corp.,
6.40% Sr. Nts., 4/15/16 2                             470,000           452,375
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                         1,500,000         1,447,500
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                 1,100,000         1,105,500
7.625% Nts., 7/15/19                                  928,000           946,560
8.75% Unsec. Nts., 3/15/32                          1,619,000         1,768,758
                                                                 ---------------
                                                                     38,522,335

--------------------------------------------------------------------------------
FINANCIALS--2.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                       1,250,000         1,359,375
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                     1,146,000         1,151,730
8% Sr. Nts., 6/15/11                                  410,000           420,250
                                                                 ---------------
                                                                      2,931,355

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Banco BMG SA,
9.15% Nts., 1/15/16 2                         $     2,980,000    $    2,927,850
--------------------------------------------------------------------------------
Bank Plus Corp.,
12% Sr. Nts., 7/18/07 4                                 7,000             7,525
--------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 7                     1,960,000           989,996
11.60% Sr. Unsec. Nts., 1/12/10 7                   2,510,000         1,142,552
12.28% Sr. Unsec. Nts., 3/9/09 7                    1,960,000         1,048,404
--------------------------------------------------------------------------------
Inter-American
Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                           920,000           382,408
8.81% Nts., 1/25/12 1 [COP]                     1,060,285,718           453,636
--------------------------------------------------------------------------------
Ongko International
Finance Co. BV,
10.50% Sec. Nts., 3/29/10 3,4                          90,000                --
--------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian
Agricultural Bank
7.175% Nts., 5/16/13 2                              3,110,000         3,090,563
--------------------------------------------------------------------------------
UBS Luxembourg SA,
6.23% Sub. Nts., 2/11/15 1                          2,500,000         2,456,263
--------------------------------------------------------------------------------
VTB Capital SA,
6.25% Sr. Nts., 6/30/35 2                           1,870,000         1,772,760
                                                                 ---------------
                                                                     14,271,957

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Affinia Group, Inc.,
9% Sr. Unsec. Sub. Nts., 11/30/14                     120,000           109,500
--------------------------------------------------------------------------------
Argentine Beverages Financial Trust,
7.375% Bonds, 3/22/12 4                               490,000           472,850
--------------------------------------------------------------------------------
Autopistas del Nordeste
Cayman Ltd.,
9.39% Nts., 1/15/26 2                               1,477,137         1,469,751
--------------------------------------------------------------------------------
BCP Crystal US Holdings Corp.,
9.625% Sr. Sub. Nts., 6/15/14                         813,000           886,170
--------------------------------------------------------------------------------
Cloverie plc, 9.664% Sec. Nts.,
Series 2005-93, 12/20/10 1,4                        1,100,000         1,100,880
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/
Crystal US Sub 3 Corp.,
0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 13                                  570,000           448,875
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index,
8.25% Pass-Through Certificates,
Series 4-T1, 6/29/10 2                             15,548,160        15,684,206
--------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan
Europe BV, 7.75% Nts., 5/13/13 2                    1,625,000         1,635,156
--------------------------------------------------------------------------------
JSG Funding plc,
7.75% Sr. Unsec. Sub. Nts., 4/1/15                    330,000           300,300
--------------------------------------------------------------------------------
Nell AF Sarl,
8.375% Sr. Nts., 8/15/15 2                          1,510,000         1,459,038
--------------------------------------------------------------------------------
Tiers-BSP,
0%/8.60% Collateralized Trust,
Cl. A, 6/15/97 4,13                                 2,695,000           889,350


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                $       130,000    $      131,300
9.899% Sr. Unsec. Nts., 5/1/10 1                      130,000           134,875
                                                                 ---------------
                                                                     24,722,251

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP,
8.50% Sr. Nts., 6/1/11 1                              925,000           985,125
--------------------------------------------------------------------------------
Host Marriott LP,
6.375% Sr. Nts., Series O, 3/15/15                    530,000           500,850
                                                                 ---------------
                                                                      1,485,975

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Banco Hipotecario SA,
9.75% Sr. Unsec. Nts., 4/27/16 4                    2,340,000         2,258,100
--------------------------------------------------------------------------------
Bankunited Capital Trust,
10.25% Capital Securities, 12/31/26 4                 100,000           108,250
                                                                 ---------------
                                                                      2,366,350

--------------------------------------------------------------------------------
HEALTH CARE--1.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts., 4/1/14 2                         325,000           312,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                          650,000           633,750
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                      300,000           313,500
                                                                 ---------------
                                                                        947,250

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
AmeriPath, Inc.,
10.50% Sr. Unsec. Sub. Nts., 4/1/13                   300,000           316,125
--------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                  400,000           381,500
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                       465,000           444,075
7.25% Sr. Unsec. Sub. Nts., 3/15/15                 2,375,000         2,291,875
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                          300,000           315,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                    300,000           314,625
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust II,
7.875% Nts., 2/1/08                                   900,000           915,750
--------------------------------------------------------------------------------
Fresenius Medical Care
Capital Trust III,
7.375% Nts., 2/1/08 [DEM]                              25,000            16,921
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Trust Preferred
Securities, 6/15/11 4                                 600,000           609,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                    $       200,000    $      210,250
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                      2,919,000         2,759,976
6.375% Nts., 1/15/15                                1,871,000         1,742,928
8.75% Sr. Nts., 9/1/10                                200,000           211,853
--------------------------------------------------------------------------------
HEALTHSOUTH Corp.,
10.75% Sr. Nts., 6/15/16 2                          1,475,000         1,452,875
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                         230,000           220,225
6.875% Sr. Sub. Nts., 12/15/15                        285,000           272,175
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.,
7.75% Sr. Unsec. Sub. Nts., 7/15/15                   220,000           216,425
--------------------------------------------------------------------------------
Select Medical Corp.,
7.625% Sr. Unsec. Sub. Nts., 2/1/15                 2,250,000         1,968,750
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                            1,282,000         1,150,595
7.375% Nts., 2/1/13                                    19,000            17,433
9.875% Sr. Nts., 7/1/14                             2,382,000         2,393,910
--------------------------------------------------------------------------------
Triad Hospitals, Inc.,
7% Sr. Sub. Nts., 11/15/13                            465,000           454,538
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                           300,000           313,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                  300,000           327,000
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 13                2,000,000         1,420,000
                                                                 ---------------
                                                                     20,737,304

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11                                 350,000           334,250
--------------------------------------------------------------------------------
INDUSTRIALS--1.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts., 4/1/16                         1,335,000         1,288,275
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                        200,000           212,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                   219,000           227,760
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                               970,000           943,325
7.625% Sr. Sub. Nts., 2/1/18                          205,000           205,000
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                         583,000           546,563
6.125% Sr. Unsec. Sub. Nts., 1/15/14                  400,000           382,000
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                    515,000           494,400
7.625% Sr. Sub. Nts., 6/15/12                         500,000           510,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                              223,000           238,053
11% Sr. Sub. Nts., 2/15/13                            194,000           212,915
                                                                 ---------------
                                                                      5,260,291


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 3,4               $       735,000    $       33,075
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                          200,000           200,000
--------------------------------------------------------------------------------
Goodman Global
Holding Co., Inc.,
7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                              770,000           739,200
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc.,
9.625% Sr. Sec. Nts., 7/1/10                        1,011,000         1,072,924
--------------------------------------------------------------------------------
Nortek, Inc.,
8.50% Sr. Unsec. Unsub. Nts., 9/1/14                1,250,000         1,215,625
                                                                 ---------------
                                                                      3,227,749

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                               180,000           172,800
7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                   1,000,000           955,000
9.25% Sr. Sec. Debs.,
Series B, 9/1/12                                      434,000           462,210
--------------------------------------------------------------------------------
Avis Budget Car Rental LLC/
Avis Budget Finance, Inc.:
7.576% Sr. Nts., 5/15/14 1,2                          135,000           135,338
7.75% Sr. Nts., 5/15/16 2                             335,000           323,275
--------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                       1,500,000         1,470,000
--------------------------------------------------------------------------------
Comforce Operating, Inc.,
12% Sr. Nts., Series B, 12/1/07                       350,000           352,188
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts.,
3/15/13                                               460,000           434,700
7.50% Sr. Nts., 5/1/11                                200,000           202,500
                                                                 ---------------
                                                                      4,508,011

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                              325,000           331,500
--------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                     200,000           175,500
--------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 4 [BRR]                       1,115,000           558,555
--------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10                              200,000           213,000
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                              300,000           318,000
                                                                 ---------------
                                                                      1,596,555

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Covalence Specialty Materials Corp.,
10.25% Sr. Sub. Nts., 3/1/16 2                      1,280,000         1,235,200

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                      $       120,000    $      111,150
                                                                 ---------------
                                                                      1,346,350

--------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc.,
7.125% Sr. Nts., 3/1/14 2                             500,000           480,000
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 2                             700,000           668,500
--------------------------------------------------------------------------------
Greenbrier Cos., Inc.,
8.375% Sr. Unsec. Nts., 5/15/15                       380,000           389,975
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12                          325,000           354,250
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11                         700,000           652,750
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                               300,000           294,000
--------------------------------------------------------------------------------
Wolverine Tube, Inc.,
7.375% Sr. Nts., 8/1/08 2                             950,000           774,250
                                                                 ---------------
                                                                      3,613,725

--------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Grupo TMM SA,
10.50% Sr. Sec. Nts., 8/1/07 14                     4,505,911         4,394,620
--------------------------------------------------------------------------------
Kansas City Southern
Railway Co. (The),
7.50% Sr. Nts., 6/15/09                               400,000           402,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                           150,000           138,750
7.50% Sr. Unsec. Nts., 11/1/13                        387,000           377,325
9.625% Sr. Nts., 12/1/12                              750,000           800,625
                                                                 ---------------
                                                                      6,113,320

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Interline Brands, Inc.,
8.125% Sr. Sub. Nts., 6/15/14                         145,000           145,363
--------------------------------------------------------------------------------
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                           4,000,000         3,675,000
                                                                 ---------------
                                                                      3,820,363

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC,
9% Nts., 11/1/12                                      236,000           240,720
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp.,
14% Sr. Sec. Nts., 11/21/15 14                        116,000           133,980
--------------------------------------------------------------------------------
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                         3,160,000         2,701,800


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Nortel Networks Ltd.,
9.73% Sr. Nts., 7/15/11 1,2                   $       383,000    $      391,618
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 3                                             675,000                 7
                                                                 ---------------
                                                                      3,227,405

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                  200,000           206,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14                       2,021,000         1,902,266
--------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                        380,000           356,250
8.125% Sr. Sub. Nts., 3/1/16                          745,000           730,100
--------------------------------------------------------------------------------
Solectron Corp.,
8% Sr. Sub. Nts., 3/15/16 2                           425,000           420,750
                                                                 ---------------
                                                                      3,409,366

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 3,4 [EUR]                   338,620                --
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc.,
12.875% Nts., 2/15/10 3,4                             200,173                --
--------------------------------------------------------------------------------
PSINet, Inc.,
10.50% Sr. Unsec. Nts., 12/1/06 3,4 [EUR]             100,000                --
                                                                 ---------------
                                                                             --
--------------------------------------------------------------------------------
IT SERVICES--0.4%
DI Finance/DynCorp
International LLC,
9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                     607,000           634,315
--------------------------------------------------------------------------------
iPayment Holdings, Inc.,
9.75% Sr. Sub. Nts., 5/15/14 2                        415,000           415,000
--------------------------------------------------------------------------------
Iron Mountain, Inc.,
7.75% Sr. Sub. Nts., 1/15/15                          400,000           384,000
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                   1,935,000         2,017,238
10.25% Sr. Sub. Nts., 8/15/15 2                     2,035,000         2,113,856
                                                                 ---------------
                                                                      5,564,409

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                      1,458,000         1,490,805
--------------------------------------------------------------------------------
Amkor Technology, Inc.,
7.75% Sr. Nts., 5/15/13                             2,250,000         2,044,688
                                                                 ---------------
                                                                      3,535,493

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--2.9%
--------------------------------------------------------------------------------
CHEMICALS--0.5%
Chemtura Corp.,
6.875% Sr. Nts., 6/1/16                       $       327,000    $      317,599
--------------------------------------------------------------------------------
Crompton Corp.,
9.875% Sr. Nts., 8/1/12                               350,000           395,500
--------------------------------------------------------------------------------
Equistar Chemicals LP/
Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                        550,000           570,625
10.125% Sr. Unsec. Nts., 9/1/08                        19,000            20,093
10.625% Sr. Unsec. Nts., 5/1/11                       600,000           647,250
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical
Co. plc,
10.125% Sr. Unsec. Sub. Nts., 7/1/09                  433,000           441,660
--------------------------------------------------------------------------------
Huntsman International LLC,
7.875% Sr. Sub. Nts., 1/1/15 1,2                      790,000           744,575
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                     198,000           222,255
11.625% Sr. Unsec. Nts., 10/15/10                      13,000            14,430
--------------------------------------------------------------------------------
IMC Global, Inc.,
10.875% Sr. Unsec. Nts., 8/1/13                        19,000            21,233
--------------------------------------------------------------------------------
Ineos Group Holdings plc,
8.50% Nts., 2/15/16 2                               2,510,000         2,362,538
--------------------------------------------------------------------------------
Innophos, Inc.,
8.875% Sr. Unsec. Sub. Nts., 8/15/14                  550,000           544,500
--------------------------------------------------------------------------------
KI Holdings, Inc.,
0%/9.875% Sr. Unsec. Sub. Disc. Nts.,
11/15/14 13                                           350,000           252,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                              11,000            11,358
9.625% Sr. Sec. Nts.,
Series A, 5/1/07                                      200,000           204,000
10.50% Sr. Sec. Nts., 6/1/13                          600,000           663,000
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts., 11/15/14                         200,000           197,000
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp.,
9.50% Sr. Nts., 12/1/12 2                             555,000           574,425
                                                                 ---------------
                                                                      8,204,041

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 3/1/14 13                 1,225,000           892,719
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Ball Corp.,
6.625% Sr. Nts., 3/15/18                            1,035,000           967,725
--------------------------------------------------------------------------------
Crown Americas, Inc.,
7.75% Sr. Nts., 11/15/15 2                          1,435,000         1,420,650
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                       200,000           197,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14               1,800,000         1,791,000


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11                       $       800,000    $      802,000
9.50% Sr. Sub. Nts., 8/15/13                        1,050,000         1,044,750
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                  300,000           270,000
8.25% Sr. Unsec. Nts., 10/1/12                      1,450,000         1,366,625
--------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                              400,000           414,000
--------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                          450,000           455,625
8.25% Sr. Unsec. Nts., 5/15/13                      1,719,000         1,731,893
8.75% Sr. Sec. Nts., 11/15/12                         928,000           970,920
8.875% Sr. Sec. Nts., 2/15/09                         200,000           207,000
--------------------------------------------------------------------------------
Pliant Corp.,
11.625% Sr. Sec. Nts., 6/15/09 3,14                   360,178           391,694
--------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                        1,975,000         1,718,250
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                               650,000           617,500
9.75% Sr. Unsec. Nts., 2/1/11                         516,000           532,770
--------------------------------------------------------------------------------
Stone Container
Finance Co. of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                       300,000           267,000
--------------------------------------------------------------------------------
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts., 8/15/12 2                      125,000           138,750
--------------------------------------------------------------------------------
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts., 6/15/12                1,300,000         1,196,000
                                                                 ---------------
                                                                     16,501,152

--------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                      1,019,000         1,003,715
7.875% Sr. Unsec. Nts., 2/15/09                       100,000           100,000
--------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14 2                             6,880,000         7,490,600
8.875% Nts., 11/17/14                                 915,000           996,206
--------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Unsec. Nts., 8/15/14                        600,000           603,000
--------------------------------------------------------------------------------
Gibraltar Industries, Inc.,
8% Sr. Sub. Nts., 12/1/15 2                           635,000           635,000
--------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                       300,000           325,500
--------------------------------------------------------------------------------
International Utility
Structures, Inc.,
13% Unsec. Sub. Nts., 2/1/08 3,4                       71,000                --
--------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                           585,000           645,851
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                           500,000           535,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                $       204,000    $      219,810
--------------------------------------------------------------------------------
Novelis, Inc.,
7.75% Sr. Nts., 2/15/15 1,2                         1,575,000         1,519,875
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                 400,000           420,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                               200,000           206,250
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                               336,000           359,520
10.75% Sr. Nts., 8/1/08                               519,000           560,520
                                                                 ---------------
                                                                     15,620,847

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated
Co. of Canada,
8.375% Sr. Unsec. Sub. Nts., 4/1/15                 1,000,000           917,500
--------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                    600,000           571,500
8.85% Unsec. Bonds, 8/1/30                            400,000           340,000
--------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                              190,000           192,850
--------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                               100,000            95,500
--------------------------------------------------------------------------------
Catalyst Paper Corp.,
8.625% Sr. Unsec. Nts.,
Series D, 6/15/11                                     500,000           490,000
--------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                    500,000           437,500
--------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 3,4                  600,000           390,000
--------------------------------------------------------------------------------
JSG Holding plc,
11.50% Sr. Nts., 10/1/15 2,14 [EUR]                   159,612           209,511
--------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                               315,000           281,925
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14 4                      700,000           630,000
                                                                 ---------------
                                                                      4,556,286

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                     592,000           629,124
9.75% Sr. Nts., 11/15/31 1                            700,000           806,024
--------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13 2                           2,900,000         2,755,000
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
11.25% Sr. Nts., 6/15/16 2,5                        1,280,000         1,318,400
--------------------------------------------------------------------------------
Intelsat Subsidiary
Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                           1,000,000           997,500
8.625% Sr. Nts., 1/15/15 1                            815,000           821,113


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Nordic Telephone Co.
Holdings ApS,
8.875% Sr. Nts., 5/1/16 2                     $       345,000    $      356,213
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2,5                            1,200,000         1,224,000
9% Sr. Unsec. Nts., 8/15/14                         1,350,000         1,377,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                   2,100,000         2,052,750
7.90% Unsec. Nts., 8/15/10                          1,719,000         1,719,000
--------------------------------------------------------------------------------
Qwest Communications
International, Inc.,
7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                 300,000           292,500
--------------------------------------------------------------------------------
Qwest Corp.,
8.875% Unsec. Unsub. Nts.,
3/15/12 1                                           2,000,000         2,120,000
--------------------------------------------------------------------------------
Telefonica del Peru SA,
8% Sr. Unsec. Bonds,
4/11/16 4 [PEN]                                     3,290,100         1,002,147
--------------------------------------------------------------------------------
Teligent, Inc.,
11.50% Sr. Nts., 12/1/07 3,4                          500,000                --
--------------------------------------------------------------------------------
Time Warner Telecom
Holdings, Inc.,
9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                             1,400,000         1,442,000
--------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                               225,000           233,438
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2,5                           575,000           589,375
8.625% Sr. Nts., 8/1/16 2,5                           575,000           590,813
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 3,4                          250,000                --
                                                                 ---------------
                                                                     20,326,397

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                               700,000           745,500
11% Sr. Unsec. Nts., 7/31/10                           19,000            20,900
--------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                      1,120,000         1,184,400
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                      250,000           250,625
7.50% Sr. Nts., 5/1/12                                400,000           406,000
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr
Unsec. Disc. Nts., 10/1/07 3,4                        400,000                --
--------------------------------------------------------------------------------
Centennial Cellular Operating
Co. LLC/Centennial
Communications Corp.,
10.125% Sr. Nts., 6/15/13                           2,014,000         2,129,805
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                         280,000           289,100

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                      $       859,000    $      848,263
9.318% Sr. Unsec. Nts., 10/15/12 1                    145,000           146,813
--------------------------------------------------------------------------------
IWO Holdings, Inc.,
8.818% Sr. Sec. Nts., 1/15/12 1                       110,000           114,400
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                   3,378,000         3,440,719
--------------------------------------------------------------------------------
Nextel Partners, Inc.,
8.125% Sr. Nts., 7/1/11 4                             500,000           525,625
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                              882,000           895,230
8% Sr. Sub. Nts., 12/15/12                            800,000           822,000
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                        2,419,000         2,422,024
9.875% Sr. Nts., 2/1/10                             1,400,000         1,447,250
--------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                               600,000           655,500
--------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                            250,000           278,750
                                                                 ---------------
                                                                     16,622,904

--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                             360,000           354,600
7.75% Sr. Nts., 6/15/16 2                             500,000           493,750
--------------------------------------------------------------------------------
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                         1,910,000         2,034,150
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
Escrow Shares, 5/1/06 4                               200,000                --
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                350,000           351,750
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                           200,000           207,000
--------------------------------------------------------------------------------
National Power Corp.,
9.625% Unsec. Bonds, 5/15/28                        2,270,000         2,413,419
--------------------------------------------------------------------------------
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                         200,000           185,000
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                          469,000           471,345
9.50% Sr. Sec. Nts., 7/15/13                          690,000           696,900
--------------------------------------------------------------------------------
Sierra Pacific Resources,
6.75% Sr. Unsec. Nts., 8/15/17                      1,777,000         1,687,832
                                                                 ---------------
                                                                      8,895,746

--------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The),
8.75% Sr. Sec. Nts., 5/15/13 2                      2,000,000         2,150,000


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY TRADERS Continued
AES Red Oak LLC,
8.54% Sr. Sec. Bonds,
Series A, 11/30/19                            $       418,920    $      444,056
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts.,
4/1/11                                                621,000           589,950
8.375% Sr. Unsec. Nts., 5/1/16 2                    1,360,000         1,346,400
8.75% Sr. Nts., 2/15/12                               292,000           297,840
--------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                       3,000,000         2,977,500
8.50% Sr. Unsec. Nts., 10/1/21                        500,000           471,250
9.125% Sr. Unsec. Nts., 5/1/31                        500,000           487,500
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                       771,107           817,856
--------------------------------------------------------------------------------
NRG Energy, Inc.,
7.375% Sr. Nts., 2/1/16                             3,315,000         3,240,413
                                                                 ---------------
                                                                     12,822,765

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                              150,000           149,679
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                19,000            19,333
7.75% Sr. Nts., 8/1/10                                200,000           204,000
8.50% Sr. Nts., 4/15/11                               250,000           261,875
--------------------------------------------------------------------------------
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14                          90,000            88,625
                                                                 ---------------
                                                                        573,833
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $421,985,370)                                                 412,379,433

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr
Exchangeable, Non-Vtg. 4,14                             4,253                --
--------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 2                           608           106,552
--------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 4,14                      216                22
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 4,15                                 5,000                --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 4,15                               151                --
--------------------------------------------------------------------------------
ION Media Networks, Inc.,
14.25% Cum., Non-Vtg. 15                                  124         1,063,220
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum.,
Series A, Non-Vtg. 4,15                                   959           190,841

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS Continued
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust, 11%                                   2,000    $      109,200
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg. 15                                                 7                21
--------------------------------------------------------------------------------
Rural Cellular Corp.,
11.375% Cum., Series B, Non-Vtg. 15                       228           276,450
--------------------------------------------------------------------------------
Sovereign Real Estate
Investment Trust,
12% Non-Cum., Series A 2                                4,600           633,650
                                                                 ---------------
Total Preferred Stocks (Cost $2,690,827)                              2,379,956

--------------------------------------------------------------------------------
COMMON STOCKS--2.3%
--------------------------------------------------------------------------------
3i Group plc                                           18,560           309,408
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 15                        10,200           249,084
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                            4,600           318,504
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. 15                       24,900           282,864
--------------------------------------------------------------------------------
American Stock Exchange Basic
Industries SPDR                                        39,100         1,255,110
--------------------------------------------------------------------------------
American Tower Corp. 15                                11,276           350,909
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                6,100           290,909
--------------------------------------------------------------------------------
Apache Corp.                                            4,700           320,775
--------------------------------------------------------------------------------
Arcelor                                                 7,220           348,519
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              7,300           301,344
--------------------------------------------------------------------------------
Ashland, Inc.                                           4,900           326,830
--------------------------------------------------------------------------------
Associated British Ports
Holdings plc                                           21,280           355,342
--------------------------------------------------------------------------------
ATA Holdings Corp. 4,15                                 1,721            25,815
--------------------------------------------------------------------------------
Avaya, Inc. 15                                         25,500           291,210
--------------------------------------------------------------------------------
Axa SA                                                  8,870           291,117
--------------------------------------------------------------------------------
BAA plc                                                18,730           323,152
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                      3,500           286,475
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           2,200           308,176
--------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                             6,273            60,346
--------------------------------------------------------------------------------
BNP Paribas SA                                          3,300           315,932
--------------------------------------------------------------------------------
BOC Group plc                                          10,530           307,856
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       4,200           312,816
--------------------------------------------------------------------------------
Cebridge Connections
Holding LLC 4,15                                          529                --
--------------------------------------------------------------------------------
Centex Corp.                                            6,500           326,950
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 15                                  2,660            97,888
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                10,091           305,253
--------------------------------------------------------------------------------
Chevron Corp.                                           5,100           316,506
--------------------------------------------------------------------------------
Chubb Corp.                                             6,100           304,390
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                              6,600           310,266
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                     10,100           274,922


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Citigroup, Inc.                                            55    $        2,653
--------------------------------------------------------------------------------
ConocoPhillips                                          4,764           312,185
--------------------------------------------------------------------------------
Countrywide Financial Corp.                             7,900           300,832
--------------------------------------------------------------------------------
Covad Communications
Group, Inc. 15                                         16,528            33,221
--------------------------------------------------------------------------------
Credit Agricole SA                                      8,260           314,307
--------------------------------------------------------------------------------
CSX Corp.                                               4,500           316,980
--------------------------------------------------------------------------------
Cummins, Inc.                                           2,700           330,075
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                      11,800           281,076
--------------------------------------------------------------------------------
DaimlerChrysler AG                                      5,877           289,855
--------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                           25,000           299,953
--------------------------------------------------------------------------------
Deutsche Bank AG                                        2,688           302,414
--------------------------------------------------------------------------------
Deutsche Boerse AG                                      2,260           308,375
--------------------------------------------------------------------------------
Deutsche Post AG                                       11,354           305,114
--------------------------------------------------------------------------------
Deutsche Telekom AG                                    19,001           305,492
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 10,800           343,980
--------------------------------------------------------------------------------
Dobson Communications
Corp., Cl. A 15                                        24,300           187,839
--------------------------------------------------------------------------------
DSG International plc                                  86,774           306,486
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 15                             12,600           287,532
--------------------------------------------------------------------------------
El Paso Corp.                                          25,800           387,000
--------------------------------------------------------------------------------
Electrocomponents plc                                  65,030           278,690
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                         22,700         1,287,544
--------------------------------------------------------------------------------
Euronext NV                                             3,560           333,766
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold, Inc., Cl. B                                       5,400           299,214
--------------------------------------------------------------------------------
Fujikura Ltd.                                          27,000           299,732
--------------------------------------------------------------------------------
Gecina SA                                               2,560           335,295
--------------------------------------------------------------------------------
Globix Corp. 15                                         6,880            34,194
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         2,000           300,860
--------------------------------------------------------------------------------
Great Portland Estates plc                             35,420           327,496
--------------------------------------------------------------------------------
Halliburton Co.                                         4,000           296,840
--------------------------------------------------------------------------------
Hess Corp.                                              6,100           322,385
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,15                      6,667                --
--------------------------------------------------------------------------------
Huntsman Corp. 4,15                                     5,871            96,601
--------------------------------------------------------------------------------
ICAP plc                                               33,410           307,676
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 15                                        6,016            28,275
--------------------------------------------------------------------------------
iPCS, Inc. 15                                           8,733           421,804
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                      7,100           300,900
--------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                             49,000           283,450
--------------------------------------------------------------------------------
KB Home                                                 6,000           275,100
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        5,600           388,360
--------------------------------------------------------------------------------
Kobe Steel Ltd.                                        93,000           292,340
--------------------------------------------------------------------------------
Komatsu Ltd.                                           15,000           300,504
--------------------------------------------------------------------------------
Land Securities Group plc                               9,050           300,233

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                    1,714    $       81,329
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                     6,400           283,968
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                          3,059            65,769
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                       3,102            63,808
--------------------------------------------------------------------------------
Lincoln National Corp.                                  5,400           304,776
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                   32,610           320,510
--------------------------------------------------------------------------------
Loral Space &
Communications Ltd. 15                                  7,273           206,262
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                12,400           271,560
--------------------------------------------------------------------------------
MAN AG                                                  4,286           309,787
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      3,891           324,120
--------------------------------------------------------------------------------
Mirant Corp. 15                                         1,134            30,391
--------------------------------------------------------------------------------
Mitchells & Butlers plc                                33,010           314,675
--------------------------------------------------------------------------------
Mitsubishi Materials Corp.                             68,000           291,594
--------------------------------------------------------------------------------
Mitsui Chemicals, Inc.                                 44,000           288,311
--------------------------------------------------------------------------------
National City Corp.                                     8,200           296,758
--------------------------------------------------------------------------------
Navistar International Corp. 15                        11,300           278,093
--------------------------------------------------------------------------------
Nikko Cordial Corp.                                    21,000           270,254
--------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                           37,000           312,970
--------------------------------------------------------------------------------
Nippon Steel Corp.                                     81,305           307,629
--------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                          47,000           305,558
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                  5,700           303,354
--------------------------------------------------------------------------------
NTL, Inc.                                              28,755           716,000
--------------------------------------------------------------------------------
Nucor Corp.                                             5,700           309,225
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              3,100           317,905
--------------------------------------------------------------------------------
Office Depot, Inc. 15                                   7,200           273,600
--------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                 745            12,024
--------------------------------------------------------------------------------
PagesJaunes Groupe SA                                  11,090           348,234
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      3,500           287,560
--------------------------------------------------------------------------------
Prandium, Inc. 4,15                                    24,165               242
--------------------------------------------------------------------------------
Premier Holdings Ltd. 4,15                             18,514                --
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       9,800           282,142
--------------------------------------------------------------------------------
Resolution plc                                         24,380           302,062
--------------------------------------------------------------------------------
Reynolds American, Inc.                                 2,800           322,840
--------------------------------------------------------------------------------
Rio Tinto plc                                           5,560           291,694
--------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                            3,993           300,562
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     5,600           327,208
--------------------------------------------------------------------------------
Sanyo Electric Co. Ltd. 15                            127,000           268,337
--------------------------------------------------------------------------------
Schlumberger Ltd. 8                                     4,700           306,017
--------------------------------------------------------------------------------
Showa Shell Sekiyu K.K                                 26,100           306,294
--------------------------------------------------------------------------------
Star Gas Partners LP 15                                   187               501
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 15                               720            10,728
--------------------------------------------------------------------------------
Suez SA                                                 8,010           332,969
--------------------------------------------------------------------------------
Sumitomo Metal Industries                              68,000           281,601
--------------------------------------------------------------------------------
Technip SA                                              5,150           285,222


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
ThyssenKrupp AG                                         8,989    $      306,980
--------------------------------------------------------------------------------
TUI AG                                                 15,174           301,023
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,15                               1,000             1,000
--------------------------------------------------------------------------------
TXU Corp.                                               5,200           310,908
--------------------------------------------------------------------------------
Unibail                                                 1,870           326,006
--------------------------------------------------------------------------------
United States Steel Corp.                               4,400           308,528
--------------------------------------------------------------------------------
United Utilities plc                                   24,940           295,856
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                      39,500         1,275,455
--------------------------------------------------------------------------------
Valero Energy Corp.                                     4,900           325,948
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              935            31,313
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,15                      2,251                23
--------------------------------------------------------------------------------
Volkswagen AG, Preference                               6,140           307,852
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 6,700           305,361
--------------------------------------------------------------------------------
Weatherford International Ltd. 15                       5,700           282,834
--------------------------------------------------------------------------------
Western Forest Products, Inc. 15                       38,252            66,820
--------------------------------------------------------------------------------
WRC Media Corp. 4,15                                    1,082                11
--------------------------------------------------------------------------------
XO Holdings, Inc. 15                                    1,469             6,464
                                                                 ---------------
Total Common Stocks (Cost $35,676,713)                               37,062,121

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ASAT Finance LLC Wts.,
Exp. 11/1/06 4,15                                         250                --
--------------------------------------------------------------------------------
Axa SA Rts., Exp. 6/30/06 15                            8,870             7,488
--------------------------------------------------------------------------------
COLO.com, Inc. Wts.,
Exp. 3/15/10 4,15                                         400                --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 4,15                                        100                --
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts.,
Exp. 9/27/09 4,15                                         530                --
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.,
Exp. 8/1/06 4,15                                            2                --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 4,15                                       2,135                --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,15                        300                --
--------------------------------------------------------------------------------
Long Distance
International, Inc. Wts.,
Exp. 4/13/08 4,15                                         200                --
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,15                      450                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 15                                         5,710             1,941
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 15                                        1,174                 7
--------------------------------------------------------------------------------
Venezuela (Republic of) Oil
Linked Payment Obligation Wts.,
Exp. 4/15/20 4,15                                       2,300            81,650

                                                                          VALUE
                                                        UNITS        SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 15                                           175    $          124
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 15                          2,946             2,534
Series B Wts., Exp. 1/16/10 15                          2,209             1,060
Series C Wts., Exp. 1/16/10 15                          2,209               773
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $33,481)                                                           95,577

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--12.5%
--------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe
Linked Nts.,
7.581%, 4/8/09 1,2 [EUR]                              800,000         1,021,552
--------------------------------------------------------------------------------
Atlantic & Western Re
Ltd. Catastrophe
Linked Nts., Series B,
15.166%, 11/15/10 1                                 1,550,000         1,410,733
--------------------------------------------------------------------------------
Barclays Capital, Russia
(Government of) Credit
Linked Nts.,
5.16%, 8/18/08 7 [RUR]                            270,000,000         8,882,042
--------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe
Linked Nts., Cl. A-1,
13.708%, 5/26/09 1,4                                1,750,000         1,742,650
--------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts.,
8.395%, 6/13/08 1,2                                   500,000           502,110
--------------------------------------------------------------------------------
Cat-Mex Ltd.
Catastrophe Linked Nts.,
Cl. A, 7.512%, 5/18/09 1,4                          1,250,000         1,250,875
--------------------------------------------------------------------------------
Champlain Ltd.
Catastrophe Linked Nts.,
Series A, 17.764%, 1/7/09 1                           940,000           938,731
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Argentina (Republic of)
Credit Linked Nts.,
4%, 5/22/08 16 [ARP]                                  840,000           711,634
Argentina (Republic of)
Unsec. Credit Linked Nts.,
4%, 4/16/10 16 [ARP]                                2,987,157         1,802,029
Brazil (Federal Republic of)
Credit Linked Nts.,
10%, 1/5/10 [BRR]                                  10,670,000         4,461,015
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
10%, 1/5/10 [BRR]                                   2,927,000         1,223,748
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
10%, 1/5/10 [BRR]                                   4,619,000         1,931,155
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
14.81%, 1/5/10 7 [BRR]                              2,480,096           684,898


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
15.43%, 1/2/09 7 [BRR]                              2,231,957    $      718,082
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
15.73%, 1/3/08 7 [BRR]                              1,948,615           727,984
Colombia (Republic of)
Credit Linked Bonds,
11%, 7/24/20 [COP]                              1,060,000,000           430,507
Colombia (Republic of)
Credit Linked Nts., Series II,
15%, 4/27/12 [COP]                                552,359,546           251,548
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 [COP]                              1,200,000,000           546,487
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 [COP]                              1,034,000,000           470,889
Colombia (Republic of)
Unsec. Credit Linked Nts.,
15%, 4/27/12 [COP]                                927,000,000           422,161
Dominican Republic Credit
Linked Bonds,
14.40%, 9/5/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                     79,000,000         2,357,701
Dominican Republic Credit
Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic
Treasury Bills) 7 [DOP]                            23,200,000           706,601
Dominican Republic Credit
Linked Nts., 15.123%, 5/14/07
(linked to Dominican Republic
Treasury Bills) [DOP]                              18,300,000           491,988
Dominican Republic Credit
Linked Nts., 16.78%, 3/12/07
(linked to Dominican Republic
Treasury Bills) [DOP]                              26,500,000           731,994
Dominican Republic Credit
Linked Nts., 17%, 3/12/07 [DOP]                    21,900,000           676,574
Dominican Republic Credit
Linked Nts., 17.06%, 11/6/06
(linked to Dominican Republic
Treasury Bills) 7 [DOP]                            59,600,000         1,735,623
Dominican Republic Credit
Linked Nts., Series II, 15.56%,
4/23/07 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                    7,591,000           205,886
Dominican Republic Unsec
Credit Linked Nts., 15.64%,
4/30/07 (linked to Dominican
Republic Treasury Bills) 7 [DOP]                    6,910,000           186,867

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Dominican Republic Unsec
Credit Linked Nts., Series II,
15.74%, 4/30/07 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                     15,150,000    $      409,702
Egypt (The Arab Republic of)
Credit Linked Nts., 7.91%,
8/3/06 (linked to Egyptian
Treasury Bills) 7 [EGP]                             5,990,000         1,032,778
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
7.97%, 8/17/06 (linked to
Egyptian Treasury Bills) [EGP]                      6,000,000         1,031,010
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.21%, 9/19/06 (linked to Egypt
an Treasury Bills) 7 [EGP]                          5,000,000           851,894
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.50%, 2/16/08 (linked to
Egyptian Treasury Bills) [EGP]                      4,450,000           791,668
Nigeria (Federal Republic of)
Credit Linked Nts.,
14.50%, 3/1/11 [NGN]                              347,000,000         2,753,515
Nigeria (Federal Republic of)
Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                              265,000,000         2,073,873
Russia (Government of) Credit
Linked Nts., 5.315%, 1/20/11                       10,000,000        10,228,200
Ukraine Hryvnia Unsec. Credit
Linked Nts., 11.94%, 1/4/10 [UAH]                     880,000           191,997
Zambia (Republic of) Credit
Linked Nts., 10.969%, 2/21/07
(linked to Zambian Treasury
Bills) [ZMK]                                    3,160,000,000           831,319
Zambia (Republic of) Credit
Linked Nts., Series II, 11.03%,
2/21/07 (linked to Zambian
Treasury Bills) [ZMK]                           1,290,000,000           339,368
--------------------------------------------------------------------------------
Credit Suisse First Boston
International:
EESRRU Total Return
Linked Nts.,
8.25%, 6/22/10 [RUR]                               93,500,000         3,540,585
Indonesia (Republic of) Total
Return Linked Nts.,
12%, 9/16/11 [IDR]                             14,800,000,000         1,561,805
OAO Gazprom Credit Linked
Nts., 8.11%, 1/21/07 [RUR]                         28,065,000         1,094,208
South African Rand Interest
Bearing Linked Nts., Series FBi
43, 5.175%, 5/23/22 1                                 825,000           822,525
Ukraine (Republic of) Credit
Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                              2,195,000           493,970


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch):
Turkey (Republic of) Credit
Linked Nts., 20%, 10/18/07                    $       352,000    $      287,993
Turkey (Republic of) Credit
Linked Nts., Series EM 880,
20%, 10/18/07                                       1,190,000         1,077,429
Turkey (Republic of) Credit
Linked Nts., Series EMG 19,
16.90%, 7/5/06 7 [TRY]                              1,440,000           909,052
Turkey (Republic of) Credit
Linked Nts., Series EMG 4,
17.20%, 7/6/06 7 [TRY]                              1,909,191         1,205,245
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 [UAH]                 5,650,000         1,271,494
Ukraine (Republic of) Credit
Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                661,000           148,754
Ukraine (Republic of) Credit
Linked Nts., Series NPC 12,
11.94%, 12/30/09 [UAH]                              4,170,000           938,430
--------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit
Linked Nts., 4%, 12/21/11 [ARP]                     2,990,000         2,336,733
Arrendadora Capita Corp. SA
de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked
Nts., 9.09%, 1/5/11 [MXN]                          17,711,475         1,546,069
Arrendadora Capita Corp. SA de
CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts.,
9.65%, 1/5/11 4 [MXN]                              11,700,000         1,031,632
Brazil Real Credit Linked Nts.,
13.88%, 3/3/10 7 [BRR]                              4,580,760         1,480,885
Brazil Real Credit Linked Nts., 6%,
8/18/10 [BRR]                                       2,065,000         1,332,543
Campania Total Return Linked Nts.,
3.469%, 7/30/10 1,4 [EUR]                           5,200,000         6,582,556
Campania Total Return Linked Nts.,
3.524%, 7/30/10 1,4 [EUR]                           5,050,000         6,336,480
Colombia (Republic of) Credit
Linked Nts., 13.50%,
9/15/14 5 [COP]                                 2,002,000,000           943,069
Egypt (The Arab Republic of)
Total Return Linked Nts., 8.38%,
9/29/06 (linked to Egyptian
Treasury Bills) 4,7 [EGP]                           4,990,000           848,690
Egypt (The Arab Republic of)
Total Return Linked Nts.,
8.78%, 12/12/06 (linked to Egyptian
Treasury Bills) 7 [EGP]                             8,170,000         1,364,127
European Investment Bank,
Russian Federation Credit
Linked Nts., 5.50%, 1/19/10 7                         705,000           597,347

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Halyk Bank of Kazakhstan Total
Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                              258,990,000    $    2,234,329
Indonesia (Republic of) Credit
Linked Nts., 9.50%, 6/22/15                           820,000           705,200
Indonesia (Republic of) Credit
Linked Nts., Series III,
14.25%, 6/15/13                                       873,600           963,144
Nigeria (Federal Republic of)
Credit Linked Nts.,
12.50%, 2/27/09 [NGN]                              67,900,000           534,475
Nigeria (Federal Republic of)
Credit Linked Nts.,
15%, 1/30/09 [NGN]                                 91,000,000           768,539
OAO Gazprom I Credit Nts.,
8.36%, 10/20/07                                       790,000           836,920
OAO Gazprom II Credit Nts.,
8.11%, 4/20/07                                        790,000           823,175
Peru (Republic of) Credit
Linked Nts.,
6.211%, 2/20/11 1                                     875,000           880,983
Romania (The State of)
Credit Linked Nts.,
11.49%, 12/7/06 [RON]                                 788,640           302,486
Russian Federation
Credit Linked Nts.,
0%, 12/2/09 7 [RUR]                                19,221,000           749,137
Russian Federation Total Return
Linked Nts., Series II,
9%, 4/22/11 [RUR]                                  21,590,000           869,621
Turkish Lira Credit Linked Nts.,
20%, 10/19/07 [TRY]                                 1,240,000           795,708
Ukraine (Republic of) 5 yr
Credit Linked Nts.,
4.05%, 8/25/10                                        885,000           904,266
Ukraine (Republic of) 5.5 yr
Credit Linked Nts.,
4.05%, 2/25/11                                        885,000           898,027
Ukraine (Republic of) 6 yr
Credit Linked Nts.,
4.05%, 8/25/11                                        885,000           894,443
Ukraine (Republic of) 6.5 yr
Credit Linked Nts.,
4.05%, 2/27/12                                        885,000           892,797
Ukraine (Republic of) 7 yr
Credit Linked Nts.,
4.05%, 8/28/12                                        885,000           891,337
Ukraine (Republic of)
Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                269,000            60,211
Ukraine (Republic of)
Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                955,000           213,760
Ukraine (Republic of)
Credit Linked Nts.,
5.592%, 5/16/07 [UAH]                               2,390,000           474,254


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Ukraine (Republic of)
Credit Linked Nts., Series A,
5.592%, 5/16/07 [UAH]                               2,390,000    $      474,254
United Mexican States
Credit Linked Nts.,
9.52%, 1/5/11 [MXN]                                11,560,000         1,019,288
Videocon International Ltd.
Credit Linked Nts.,
7.21%, 12/29/09                                     1,630,000         1,625,436
Volga Investments Ltd.
Credit Linked Nts., Series III,
6.01%, 4/2/08                                      10,000,000         9,998,000
--------------------------------------------------------------------------------
Drewcat Capital Ltd.
Catastrophe Linked Nts., Cl. A,
25.999%, 12/28/06 1,4                               1,550,000         1,550,000
--------------------------------------------------------------------------------
Foundation RE Ltd.
Catastrophe Linked Nts.,
9.271%, 11/24/08 1,2                                1,000,000           939,860
--------------------------------------------------------------------------------
ING Bank NV, Ukraine
(Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 4 [UAH]                4,689,000         1,013,146
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of)
Credit Linked Nts.,
4%, 12/19/11 4 [ARP]                                4,355,000         3,406,327
Brazil (Federal Republic of)
Credit Linked Nts.,
12.08%, 1/2/15 7 [BRR]                              3,693,700           498,738
Brazil (Federal Republic of)
Credit Linked Nts.,
12.68%, 6/1/13 7 [BRR]                              5,490,000           916,521
Brazil (Federal Republic of)
Credit Linked Nts.,
15.33%, 1/2/15 7 [BRR]                             10,948,600         1,478,324
Brazil (Federal Republic of)
Credit Linked Nts.,
2.73%, 11/30/12 7 [ARP]                             4,550,000         1,032,096
Brazil (Federal Republic of)
Credit Linked Nts.,
6%, 5/16/45 4 [BRR]                                 5,855,000         2,989,837
Brazil (Federal Republic of)
Credit Linked Nts., Series II,
13.55%, 1/2/15 7 [BRR]                              8,035,000         1,084,918
Brazil (Federal Republic of)
Credit Linked Nts., Series III,
12.18%, 1/2/15 7 [BRR]                              8,500,000         1,147,704
Colombia (Republic of)
Credit Linked Bonds,
10.19%, 1/5/16 7 [COP]                         20,100,000,000         2,506,106
Colombia (Republic of)
Credit Linked Bonds,
27.486%, 8/3/20 [COP]                          11,160,000,000           912,499
Peru (Republic of)
Credit Linked Nts.,
8.12%, 9/2/15 7 [PEN]                               3,470,000           455,221

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
JPMorgan Chase Bank: Continued
Swaziland (Kingdom of)
Credit Linked Nts.,
7.25%, 6/20/10                                $     1,120,000    $    1,113,728
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
High Yield Targeted Return
Index Securities, Series 2006-1,
7.548%, 5/1/16 4,17                                10,000,000         9,976,400
--------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of)
Total Return Linked Nts.,
7.90%, 2/9/10 (linked to
Romanian Treasury Bills) [RON]                        821,400           338,938
Turkey (Republic of) Total
Return Linked Nts.,
20%, 10/17/07 (linked to
Turkish Treasury Bills)                               410,938           387,802
--------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Romania (The State of)
Total Return Linked Nts.,
6.50%, 3/10/10 (linked to
Romanian Treasury Bills) [RON]                      2,228,300           865,152
Romania (The State of)
Total Return Linked Nts.,
6.75%, 3/11/08 (linked to
Romanian Treasury Bills) [RON]                      2,600,000         1,011,295
Romania (The State of)
Total Return Linked Nts.,
7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                        213,000            84,692
Romania (The State of)
Total Return Linked Nts.,
7.50%, 3/6/07 (linked to
Romanian Treasury Bills) [RON]                        354,000           139,437
Romania (The State of)
Total Return Linked Nts.,
7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                        199,000            78,971
Romania (The State of)
Total Return Linked Nts.,
7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                        512,000           203,183
Romania (The State of)
Total Return Linked Nts.,
7.90%, 2/12/08 (linked to
Romanian Treasury Bills) [RON]                      1,885,100           758,807
--------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd./Red Arrow
International Leasing plc:
Total Return Linked Nts.,
Series A, 8.375%, 6/30/12 [RUR]                    38,020,000         1,431,218
Total Return Linked Nts., Series B,
11%, 6/30/12 [RUR]                                 28,520,000         1,089,329


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of) Sr
Sub. Linked Nts.,
15.45%, 1/2/14 [BRR]                                3,400,000    $    1,679,499
Philippines (Republic of)
Credit Linked Nts.,
8.619%, 9/20/15 2                                   1,230,000         1,303,185
Philippines (Republic of)
Credit Linked Nts.,
9.78%, 9/20/15 4                                   10,300,000        11,378,410
Philippines (Republic of)
Credit Linked Nts.,
8.38%, 6/20/16 1,4                                  1,360,000         1,306,688
United Mexican States
Credit Linked Nts.,
5.64%, 11/20/15                                     2,000,000         1,963,200
Venezuela (Republic of) 10 yr
Credit Linked Nts.,
7.85%, 11/20/15                                     1,885,000         1,977,554
Venezuela (Republic of)
Credit Linked Nts.,
6.49%, 5/20/10                                      1,480,000         1,507,232
Venezuela (Republic of)
Credit Linked Nts.,
7.382%, 5/20/10                                     1,900,000         2,068,720
--------------------------------------------------------------------------------
Redwood Capital V
Catastrophe Linked Nts.,
9.173%, 1/9/07 1,2                                  1,250,000         1,234,263
--------------------------------------------------------------------------------
Residential Reinsurance Ltd.
Catastrophe Linked Nts., Series B,
13.681%, 6/6/08 1                                   1,300,000         1,146,178
--------------------------------------------------------------------------------
Successor Cal Quake
Parametric Ltd. Catastrophe
Linked Nts., Cl. A-1,
10.52%, 6/6/08 1,2                                  1,040,000         1,037,608
--------------------------------------------------------------------------------
Successor Euro Wind Ltd.
Catastrophe Linked Nts.,
Series A-I, 22.77%, 6/6/08 1,2                      1,450,000         1,444,925
--------------------------------------------------------------------------------
Successor II Ltd. Catastrophe
Linked Nts., Series A-I,
9.52%, 6/6/08 1,2                                   2,450,000         2,456,125
--------------------------------------------------------------------------------
UBS AG:
Israel (State of)
Credit Linked Nts., 7.50%,
4/5/14 [ILS]                                        4,792,700         1,182,128
OAO Gazprom III
Credit Nts., 7.81%, 7/5/06                          1,980,000         2,056,021
Ukraine (Republic of)
Credit Linked Nts.,
8.40%, 2/10/16 4                                    1,740,000         1,718,178
--------------------------------------------------------------------------------
VASCO Re 2006 Ltd.,
Catastrophe Linked Nts.,
13.924%, 6/5/09 1,2                                 1,550,000         1,548,721
                                                                 ---------------
Total Structured Notes (Cost $197,690,566)                          198,739,683

                                                                          VALUE
                           DATE    STRIKE           CONTRACTS        SEE NOTE 1
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Euro
Put 15                  7/25/06      1.24USD        9,590,000    $        3,052
--------------------------------------------------------------------------------
Japanese Yen
Put 4,15                9/21/06    119.00USD    6,757,000,000           114,666
--------------------------------------------------------------------------------
Mexican
Nuevo
Peso
Call 15                10/12/06     11.40USD       12,312,000            24,976
--------------------------------------------------------------------------------
Mexican
Nuevo Peso
Put 15                 10/12/06     11.40USD       12,312,000            25,543
                                                                 ---------------
Total Options Purchased (Cost $679,847)                                 168,237

                                                     NOTIONAL
                                                       AMOUNT
--------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Mexican
Nuevo
Peso (MXN)
Call 15                 9/15/06      8.61MXN  $    39,600,000            13,080
--------------------------------------------------------------------------------
Mexican
Nuevo
Peso (MXN)
Call 15                 7/20/06      9.39MXN       71,470,000             9,291
--------------------------------------------------------------------------------
South
African
Rand
(ZAR) Call 15           9/22/06      9.17ZAR       39,600,000            64,203
                                                                 ---------------
Total Swaptions Purchased (Cost $215,616)                                86,574

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
--------------------------------------------------------------------------------
Undivided interest of 5.22% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a maturity
value of $2,440,006,454) with UBS Warburg LLC,
4.75%, dated 6/30/06, to be repurchased at
$127,474,439 on 7/3/06, collateralized by
Federal National Mortgage Assn.,
5%-6%, 10/1/35-3/1/36, with a
value of $2,494,907,407
(Cost $127,424,000)                               127,424,000       127,424,000
--------------------------------------------------------------------------------
Total Investments, At Value
(Excluding Investments
Purchased With Cash
Collateral From Securities
Loaned) (Cost $1,650,552,668)                                     1,632,240,185


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--16.1%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--16.1%
Undivided interest of 2.08% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,444,375) with Bank of America NA,
5.3325%, dated 6/30/06, to be repurchased at
$20,801,234 on 7/3/06, collateralized by
U.S. Agency Mortgages, 5%,
6/1/35, with a value of
$1,020,000,000 19                             $    20,791,995    $   20,791,995
--------------------------------------------------------------------------------
Undivided interest of 5.21% in joint repurchase agreement
(Principal Amount/Value $4,500,000,000, with a maturity
value of $4,502,006,250) with Nomura Securities,
5.35%, dated 6/30/06, to be repurchased at
$234,563,952 on  7/3/06, collateralized by
U.S. Agency Mortgages, 0.00%--8.50%,
3/1/07--3/1/43, with a value
of $4,590,000,000 18,19                           234,459,422       234,459,422

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $255,251,417)                                       $  255,251,417

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,905,804,085)                                   118.8%    1,887,491,602
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (18.8)     (298,131,525)
                                              ----------------------------------
NET ASSETS                                              100.0%   $1,589,360,077
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
IDR   Indonesian Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $143,429,956 or 9.02% of the Fund's net assets as of June 30, 2006.

3. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $66,626,813, which represents 4.19% of the Fund's net assets, of which $96,843 is considered restricted. In addition, the Fund has restricted currency of $229,203, which represents 0.01% of the Fund's net assets. See Note 12 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,802,048 or 0.43% of the Fund's net assets as of June 30, 2006.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Partial or fully-loaned security. See Note 13 of accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $5,395,087. See Note 6 of accompanying Notes.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

11. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                               CONTRACTS     EXPIRATION     EXERCISE      PREMIUM          VALUE
                          SUBJECT TO PUT           DATE        PRICE     RECEIVED     SEE NOTE 7
-------------------------------------------------------------------------------------------------
Japanese Yen (JPY)         6,757,000,000        9/21/06         $124     $141,679         $9,798


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

12. A sufficient amount of liquid assets has been designated to cover outstanding swaptions. See Note 11 of accompanying Notes.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Non-income producing security.

16. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

17. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

18. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

19. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,905,804,085)--see accompanying statement of investments                 $ 1,887,491,602
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         3,837,492
-----------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $5,452,229)                                                                   5,506,095
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                        4,105,703
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                    1,555,663
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                  16,059,882
Investments sold (including $8,873,380 sold on a when-issued basis or forward commitment)                    8,652,810
Shares of beneficial interest sold                                                                           7,152,974
Futures margins                                                                                                501,275
Other                                                                                                           21,200
                                                                                                       ----------------
Total assets                                                                                             1,934,884,696

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $141,679)--see accompanying statement of investments                9,798
-----------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $20,683)                                                         14,854
-----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                 255,251,417
-----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                        2,860,683
-----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                    3,048,207
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $76,433,222 purchased on a when-issued basis or forward commitment)        82,495,241
Closed foreign currency contracts                                                                              978,594
Distribution and service plan fees                                                                             589,998
Shares of beneficial interest redeemed                                                                         150,288
Shareholder communications                                                                                      61,926
Trustees' compensation                                                                                          16,829
Transfer and shareholder servicing agent fees                                                                    1,872
Other                                                                                                           44,912
                                                                                                       ----------------
Total liabilities                                                                                          345,524,619

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 1,589,360,077
                                                                                                       ================

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $       321,609
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               1,607,737,347
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           30,525,220
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                             (29,705,517)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                              (19,518,582)
                                                                                                       ----------------
NET ASSETS                                                                                             $ 1,589,360,077
                                                                                                       ================

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $552,418,147 and 112,952,163 shares of beneficial interest outstanding)        $          4.89
-----------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $1,036,941,930 and 208,656,886 shares of beneficial interest outstanding)      $          4.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended June 30, 2006
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                               $    37,949,389
-----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $30,863)                                                        609,786
-----------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                     171,011
-----------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                          46,631
                                                                                                       ----------------
Total investment income                                                                                     38,776,817

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              4,382,609
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                           1,052,973
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                               5,039
Service shares                                                                                                   5,052
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                              18,096
Service shares                                                                                                  27,837
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                     13,161
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                           7,976
-----------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                        750
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                           47,477
                                                                                                       ----------------
Total expenses                                                                                               5,560,970

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                       33,215,847

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                  2,216,278
Closing and expiration of swaption contracts                                                                    36,900
Closing and expiration of futures contracts                                                                     48,830
Foreign currency transactions                                                                               (8,067,275)
Swap contracts                                                                                              (3,909,512)
                                                                                                       ----------------
Net realized loss                                                                                           (9,674,779)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                (34,507,011)
Translation of assets and liabilities denominated in foreign currencies                                      6,715,942
Futures contracts                                                                                           (1,574,993)
Option contracts                                                                                               131,881
Swaption contracts                                                                                             (22,441)
Swap contracts                                                                                              (2,288,203)
                                                                                                       ----------------
Net change in unrealized depreciation                                                                      (31,544,825)

-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $    (8,003,757)
                                                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                           JUNE 30, 2006       DECEMBER 31,
                                                                                             (UNAUDITED)               2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $    33,215,847    $    44,032,240
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      (9,674,779)        14,763,560
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         (31,544,825)       (33,428,041)
                                                                                         -----------------------------------
Net increase (decrease) in net assets resulting from operations                               (8,003,757)        25,367,759

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (23,204,298)       (28,059,108)
Service shares                                                                               (32,674,854)       (12,131,395)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                            38,401,382        (62,203,962)
Service shares                                                                               418,593,345        415,654,659

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                               393,111,818        338,627,953
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        1,196,248,259        857,620,306
                                                                                         -----------------------------------
End of period (including accumulated net investment
income of $30,525,220 and $53,188,525, respectively)                                     $ 1,589,360,077    $ 1,196,248,259
                                                                                         ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED                                                                 YEAR
                                                     JUNE 30,                                                                ENDED
                                                         2006                                                         DECEMBER 31,
NON-SERVICE SHARES                                (UNAUDITED)          2005          2004          2003        2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      5.11     $    5.21     $    5.05     $    4.57   $    4.62      $    4.69
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 1         .25 1         .22 1         .22         .29            .41
Net realized and unrealized gain (loss)                  (.12)         (.12)          .20           .56         .03           (.19)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .00           .13           .42           .78         .32            .22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.22)         (.23)         (.26)         (.30)       (.37)          (.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.89     $    5.11     $    5.21     $    5.05   $    4.57      $    4.62
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (0.07)%        2.67%         8.67%        18.07%       7.44%          4.85%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   552,418     $ 538,141     $ 614,915     $ 571,445   $ 406,126      $ 351,686
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   550,289     $ 550,201     $ 584,878     $ 472,213   $ 374,519      $ 330,711
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.92%         4.91%         4.50%         5.61%       6.89%          8.78%
Total expenses                                           0.65%         0.71%         0.74%         0.75%       0.79%          0.79%
Expenses after payments and waivers and
reduction to custodian expenses                          0.65%         0.71%         0.74%         0.75%       0.78%          0.79%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56% 4         98% 4         88% 4        117%         65%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006                $349,624,128         $358,722,507
Year Ended December 31, 2005                   890,029,144          873,786,459
Year Ended December 31, 2004                   959,649,113          973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                   SIX MONTHS
                                                        ENDED                                                                 YEAR
                                                     JUNE 30,                                                                ENDED
                                                         2006                                                         DECEMBER 31,
SERVICE SHARES                                    (UNAUDITED)          2005          2004          2003        2002         2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      5.19     $    5.29     $    5.13     $    4.67   $    4.73        $  4.64
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12 2         .21 2         .19 2         .27         .03            .15
Net realized and unrealized gain (loss)                  (.13)         (.08)          .22           .49         .28           (.06)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         (.01)          .13           .41           .76         .31            .09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)         (.23)         (.25)         (.30)       (.37)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.97     $    5.19     $    5.29     $    5.13   $    4.67        $  4.73
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      (0.20)%        2.48%         8.43%        17.16%       7.03%          1.94%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,036,942     $ 658,107     $ 242,705     $  79,782   $   8,138        $     4
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   851,453     $ 408,515     $ 150,040     $  34,744   $   2,307        $     2
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.68%         4.20%         3.82%         4.57%       5.40%          8.17%
Total expenses                                           0.90%         0.96%         0.99%         1.02%       1.06%          0.92%
Expenses after payments and waivers and
reduction to custodian expenses                          0.90%         0.96%         0.99%         1.02%       1.03%          0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56% 5         98% 5         88% 5        117%         65%           104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2006                $349,624,128         $358,722,507
Year Ended December 31, 2005                   890,029,144          873,786,459
Year Ended December 31, 2004                   959,649,113          973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 12.5% of the Fund's net assets and resulted in unrealized cumulative gains of $1,049,117.


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $76,433,222 of securities issued on a when-issued basis or forward commitment and sold $8,873,380 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $1,407,053, representing 0.09% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $27,777,201 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $4,343,176 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $878,699 and unused capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------
                         2007         $   203,423
                         2008             253,735
                         2009           9,904,928
                         2010           6,861,637
                                      -----------
                         Total        $17,223,723
                                      ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $1,396 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2006    YEAR ENDED DECEMBER 31, 2005
                                                   SHARES           AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           11,674,239    $  58,734,923     23,774,819    $ 120,696,837
Dividends and/or distributions reinvested       4,678,286       23,204,298      5,623,068       28,059,108
Redeemed                                       (8,624,531)     (43,537,839)   (42,307,482)    (210,959,907)
                                              -------------------------------------------------------------
Net increase (decrease)                         7,727,994    $  38,401,382    (12,909,595)   $ (62,203,962)
                                              =============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           79,809,378    $ 408,064,928     80,659,335    $ 414,986,342
Dividends and/or distributions reinvested       6,483,106       32,674,854      2,388,070       12,131,395
Redeemed                                       (4,354,862)     (22,146,437)    (2,226,542)     (11,463,078)
                                              -------------------------------------------------------------
Net increase                                   81,937,622    $ 418,593,345     80,820,863    $ 415,654,659
                                              =============================================================


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                             PURCHASES          SALES
          -----------------------------------------------------------
          Investment securities           $700,411,916   $565,239,252
          U.S. government and
          government agency obligations 11,599,717 10,633,868 To Be Announced (TBA)
          mortgage-related securities      349,624,128    358,722,507

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

          FEE SCHEDULE
          ------------------------------------------------
          Up to $200 million of net assets           0.75%
          Next $200 million of net assets            0.72
          Next $200 million of net assets            0.69
          Next $200 million of net assets            0.66
          Next $200 million of net assets            0.60
          Over $1 billion of net assets              0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $9,972 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                             CONTRACT
                                               EXPIRATION      AMOUNT      VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                DATES      (000S)        JUNE 30, 2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                              7/20/06      19,000ARP     $   6,136,440   $      2,945   $      1,508
Brazilian Real (BRR)                       8/2/06-2/21/07      45,431BRR        20,554,206      2,771,716             --
British Pound Sterling (GBP)             8/15/06-12/27/06       2,100GBP         3,891,576         30,985             --
Chiliean Peso (CLP)                       9/11/06-9/29/06   2,501,000CLP         4,636,049             --             --
Colombian Peso (COP)                               7/6/06   2,427,225COP           942,703             --            642
Euro (EUR)                                        10/3/06      11,955EUR        15,389,283        296,156             --
Indian Rupee (INR)                                7/10/06     280,000INR         6,080,128             --         22,084
Japanese Yen (JPY)                        7/6/06-12/15/06   7,934,000JPY        70,706,329        215,706        409,279
Malaysian Ringgit (MYR)                 11/16/06-11/17/06      12,420MYR         3,407,230             --        113,469
Mexican Nuevo Peso (MXN)                  7/14/06-7/25/06      22,000MXN         1,937,716             --         26,316
Phillipine Peso (PHP)                             7/20/06     320,000PHP         6,016,041             --          1,259
South Korean Won (KRW)                      8/2/06-9/5/06   6,733,000KRW         7,108,471             --         39,806
Swiss Franc (CHF)                           8/8/06-8/9/06      32,600CHF        26,786,898        104,271        137,930
Thailand Baht (THB)                               7/17/06     158,000THB         4,143,267          1,075          2,200
Turkish Lira (TRY)                        7/19/06-9/22/06      14,320TRY         8,891,125        150,825             --
                                                                                             ----------------------------
                                                                                                3,573,679        754,493
                                                                                             ----------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)                           8/22/06      16,640AUD        12,356,473        343,176             --
British Pound Sterling (GBP)                       8/7/06       2,400GBP         4,441,966             --        228,755
Canadian Dollar (CAD)                     7/26/06-8/17/06       7,505CAD         6,728,848             --         72,727
Chinese Renminbi (Yuan) (CNY)                     7/20/06      49,000CNY         6,143,472             --          6,774
Czech Koruna (CZK)                                7/20/06     130,000CZK         5,844,223             --         71,320
Euro (EUR)                                 7/6/06-12/6/06      31,895EUR        40,947,941          6,604        956,382
Japanese Yen (JPY)                       7/20/06-11/30/06   2,060,000JPY        18,210,710        182,244         37,045
Hungarian Forint (HUF)                            10/3/06   2,266,000HUF        10,195,933             --        233,216
Slovakia Koruna (SKK)                             10/3/06     154,000SKK         5,134,623             --         93,377
Swiss Franc (CHF)                                 7/20/06       7,400CHF         6,067,265             --         49,537
Taiwan Dollar (TWD)                               7/20/06     200,000TWD         6,193,410             --        313,439
Turkish Lira (TRY)                        9/21/06-9/22/06      13,155TRY         8,010,865             --         43,618
                                                                                             ----------------------------
                                                                                                  532,024      2,106,190
                                                                                             ----------------------------
Total unrealized appreciation and depreciation                                               $  4,105,703   $  2,860,683
                                                                                             ============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                             UNREALIZED
                                           EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                            DATES    CONTRACTS      JUNE 30, 2006    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 5 yr                    9/7/06          101    $    14,095,276    $      (45,722)
Euro-Bundesobligation, 10 yr                   9/7/06           31          4,572,503           (24,032)
Euro-Schatz                                    9/7/06          165         21,946,395           (29,221)
FTSE 100 Index                                9/15/06           14          1,508,035            73,395
IBEX 35 Index                                 7/21/06           11          1,620,602           101,726
Japan (Government of) Bonds, 10 yr             9/8/06           33         37,962,688          (248,766)
Japan (Government of) Mini Bonds, 10 yr        9/7/06           26          2,991,000           (16,005)
MSCI Taiwan Stock Index                       7/28/06           54          1,499,580            35,039
NASDAQ 100 E-Mini Index                       9/15/06          161          5,124,630            35,476
Standard & Poor's ASX 200 Index               9/21/06           16          1,509,984            70,252
Standard & Poor's/MIB Index, 10 yr            9/15/06            7          1,641,642            83,449
United Kingdom Long Gilt                      9/27/06            4            805,518           (10,265)
U.S. Long Bonds                               9/20/06          587         62,607,219           (22,562)
U.S. Treasury Nts., 2 yr                      9/29/06           79         16,019,719           (21,000)
U.S. Treasury Nts., 10 yr                     9/20/06        1,066        111,780,094           169,540
                                                                                         ---------------
                                                                                                151,304
                                                                                         ---------------

CONTRACTS TO SELL
Australia (Commonwealth of)
Bonds, 10 yr                                  9/15/06           68          5,134,719            58,442
CAC-40 10 Index                               7/21/06           50          3,180,679          (226,381)
Canada (Government of)
Bonds, 10 yr                                  9/20/06           66          6,523,139            54,877
DAX Index                                     9/15/06           39          7,141,370          (450,388)
Euro-Bundesobligation,10 yr                    9/7/06           28          4,130,003            20,291
FTSE 100 Index                                9/15/06           49          5,278,122          (249,746)
MSCI Singapore Index                          7/28/06           43          1,583,789           (52,535)
Nikkei 225 Index                               9/7/06           47          6,369,888            39,732
Standard & Poor's 500 E-Mini                  9/15/06          481         30,769,570          (311,039)
Standard & Poor's/Toronto Stock
Exchange 60 Index                             9/14/06           13          1,530,234           (87,380)
U.S. Treasury Nts., 2 yr                      9/29/06          309         62,659,406            75,520
U.S. Treasury Nts., 5 yr                      9/29/06          271         28,023,094           128,302
U.S. Treasury Nts., 10 yr                     9/20/06           25          2,621,484           (15,329)
                                                                                         ---------------
                                                                                             (1,015,634)
                                                                                         ---------------
                                                                                         $     (864,330)
                                                                                         ===============


                     44 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call and put options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2006 was as follows:

                                                                    PUT OPTIONS
                                                  ------------------------------
                                                     PRINCIPAL/
                                                      NUMBER OF       AMOUNT OF
                                                      CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of December 31, 2005                  --       $      --
Options written                                   6,757,000,000         141,679
                                                  ------------------------------
Options outstanding as of June 30, 2006           6,757,000,000       $ 141,679
                                                  ==============================

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS Continued

                                                                     NOTIONAL AMOUNT           ANNUAL
                                                                     RECEIVED BY THE         INTEREST        UNREALIZED
                                         REFERENCED                        FUND UPON        RATE PAID      APPRECIATION
COUNTERPARTY                             DEBT OBLIGATION                CREDIT EVENT      BY THE FUND    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                         Hungary (Republic of)         $   2,300,000           0.4000%   $       56,997
                                         Mexico (Government of)            2,380,000           0.6475             1,428
------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.
(Nassau Branch)                          General Motors Corp.              2,000,000           7.0000            17,391
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                                         Philippines (Republic of)         2,000,000           3.6900          (100,200)
                                         Ukraine (Republic of)             1,600,000           1.8800            23,446
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                      Russian Federation                  730,000           2.4000           (69,304)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
                                         Colombia (Republic of)            1,080,000           3.7000           (79,476)
                                         Indonesia (Government of)         1,600,000           1.6800            35,363
                                         Mexico (Government of)            2,145,000           0.6450            17,005
                                         NBG Finance plc                   5,180,000           0.2500             5,836
                                         Philippines (Republic of)         3,345,000           2.9800           113,520
                                         Philippines (Republic of)         3,330,000           4.8500          (290,357)
                                         Ukraine (Republic of)             1,165,000           1.7700            26,663
                                         Ukraine (Republic of)               346,000           1.6500             9,922
------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                         Brazil (Government of)              900,000           4.5000          (103,073)
                                         Ukraine (Republic of)             1,600,000           1.8400            31,264
                                                                                                         ---------------
                                                                                                         $     (303,575)
                                                                                                         ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                     NOTIONAL AMOUNT           ANNUAL
                                                                         PAID BY THE         INTEREST        UNREALIZED
                                         REFERENCED                        FUND UPON    RATE RECEIVED      APPRECIATION
COUNTERPARTY                             DEBT OBLIGATION                CREDIT EVENT      BY THE FUND    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.                           Russia (Government of)        $   2,380,000           0.6475%   $        3,227
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                         General Motors Corp.                700,000           9.8000            15,494
                                         General Motors Corp.              1,300,000           5.5500          (125,144)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                                         Indonesia Government              1,600,000           1.6700           (44,249)
                                         Istanbul Bond Co. SA for
                                         Finansbank                        5,180,000           1.3000          (196,840)
------------------------------------------------------------------------------------------------------------------------
 UBS AG                                  Indonesia (Republic of)             375,000           2.3000                --
                                                                                                         ---------------
                                                                                                         $     (347,512)
                                                                                                         ===============


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fundcould be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                      RATE            RATE
                                                   PAID BY     RECEIVED BY                                   UNREALIZED
                             NOTIONAL          THE FUND AT     THE FUND AT     FLOATING   TERMINATION      APPRECIATION
SWAP COUNTERPARTY              AMOUNT        JUNE 30, 2006   JUNE 30, 2006   RATE INDEX         DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                                                              Six-Month
                            1,260,000PLZ             4.340%          5.520%        WIBO       3/24/10    $        1,683
                                                                              Six-Month
                            2,016,000PLZ             4.130           5.550         WIBO       3/24/10             3,334
                                                                                 90-Day
                           73,200,000TWD             2.320           1.641         CPTW       6/27/11            (1,467)
------------------------------------------------------------------------------------------------------------------------
                                                                                 28-Day
Credit Suisse First                                                                 MXN
Boston International        9,530,000MXN             7.345          10.000         TIIE        7/9/15            18,284
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                                                  Six-Month
(Nassau Branch)             3,640,000PLZ             4.600           4.480         WIBO        7/1/10           (17,213)
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                              Six-Month
                          360,000,000HUF             8.440            7.33        BUBOR        7/4/11                --
                                                                              Six-Month
                              930,000                4.684           5.250        LIBOR       6/23/15            19,811
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.    73,400,000INR             2.320           1.641          IRS       6/27/11             5,162
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                           15,887,992BRR            18.330          17.180         BZDI        1/2/08           178,175
                            1,682,090BRR            26.244          17.720         BZDI        1/2/07             7,213
                            2,744,000BRR            22.423          18.160         BZDI        1/2/08            61,901
                           21,000,000BRR             3.457          14.550         BZDI        1/4/10          (295,738)
                            4,710,000MXN             7.335          10.000     MXN TIIE       6/24/15             8,969
                            9,160,000MXN             7.335          10.220     MXN TIIE       1/30/15            29,912
                            7,875,000MXN             7.335          10.430     MXN TIIE       5/29/15            35,209
                            7,875,000MXN             7.335          10.300     MXN TIIE        6/1/15            29,372
                            7,990,000MXN             7.305          10.290     MXN TIIE       6/14/15            29,174


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                      RATE            RATE
                                                   PAID BY     RECEIVED BY                                   UNREALIZED
                             NOTIONAL          THE FUND AT     THE FUND AT     FLOATING   TERMINATION      APPRECIATION
SWAP COUNTERPARTY              AMOUNT        JUNE 30, 2006   JUNE 30, 2006   RATE INDEX         DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                            3,307,000BRR            23.882%         18.000%        BZDI        1/2/07    $       23,443
                            1,314,230BRR            26.413          17.170         BZDI        1/2/08            10,763
                            1,606,280BRR            26.413          17.170         BZDI        1/2/08            13,155
                            9,100,000MXN             7.315          10.700     MXN TIIE        5/8/15            53,753
                            6,090,000MXN             7.330           9.410     MXN TIIE       8/31/20           (22,624)
                           12,220,000MXN             7.340           9.500     MXN TIIE       8/28/25           (54,791)
                           18,300,000MXN             7.340           9.510     MXN TIIE       8/26/25           (80,364)
                           37,300,000MXN             7.335           8.700     MXN TIIE        2/5/16          (211,321)
                           23,010,000MXN             7.345           9.840     MXN TIIE      12/31/09            71,106
                            4,100,000MXN             7.345          10.850     MXN TIIE        3/5/15            27,916
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                            9,700,000MXN             7.340           9.760     MXN TIIE       8/17/15             6,037
                                                                            Three-Month
                           82,000,000                5.124           5.570        LIBOR       5/26/16        (1,260,906)
                                                                            Three-Month
                           39,520,000ZAR             8.290           7.430         JIBA       6/23/08            50,562
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                                                              Six-Month
                           11,490,000GBP              5.25           5.259         WIBO       5/21/09            17,456
                                                                                 28-Day
                            9,440,000MXN             7.345           9.990     MXN TIIE       7/19/15            18,852
                                                                              Six-Month
                            4,680,000PLZ             4.600           4.530         WIBO        7/5/10           (51,108)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                            1,760,273BRR            18.680          16.880         BZDI        1/2/08             5,663
                            3,540,000BRR            17.488          17.590         BZDI        1/2/07            21,056
                                                                              Six-Month
                          178,000,000JPY             1.522           0.079    BBA LIBOR       10/5/13            44,510
                                                                              Six-Month
                          603,000,000JPY             0.079           0.670    BBA LIBOR       10/5/08           (44,032)
------------------------------------------------------------------------------------------------------------------------
                                                                              Six-Month
UBS AG                     67,760,000NOK             4.220           3.345        LIBOR        2/6/12           253,791
------------------------------------------------------------------------------------------------------------------------
WestPac Banking Corp.       8,135,000NZD             6.750           7.499         NDBB       6/29/16             1,014
                                                                                                         ---------------
                                                                                                         $     (992,288)
                                                                                                         ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
GBP         British Pound Sterling
HUF         Hungarian Forint
INR         Indian Rupee
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
NOK         Norwegian Krone
NZD         New Zealand Dollar
PLZ         Polish Zloty
TWD         New Taiwan Dollar
ZAR         South African Rand


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Index abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BUBOR       Budapest Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
CPTW        Bloomberg Taiwan Secondary Commercial Papers
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
LIBOR       London-Interbank Offered Rate
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
NDBB        New Zealand Bank Bill
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

                                                                                 NOTIONAL   TERMINATION     UNREALIZED
SWAP COUNTERPARTY          SWAP DESCRIPTION                                        AMOUNT         DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Six-Month BBA LIBOR                                $ 1,620,000       5/13/15   $     87,871
                           Received or paid monthly. The Counterparty pays
                           the Fund a Floating Payment which is the sum of
                           the Notional Amount, the Lehman Brothers CMBS
                           Index Spread and the Financial Spread on the
                           initial Notional Amount for the Swap Interest
                           Accrual Period. In addition, the Counterparty,
                           pays the Fund the Total Return Amount if it is
                           a positive value for a given Index Period. If
                           it is a negative, the Fund pays the
                           Counterparty the absolute value of the Total
                           Return Amount for a given Index Period, on
                           each Payment Date.                                   2,540,000       12/1/06          5,184
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                           Six-Month BBA LIBOR                                    920,000       1/14/15         19,787
                           Six-Month BBA LIBOR                                    920,000       1/20/15         32,233


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS Continued

                                                                                 NOTIONAL   TERMINATION     UNREALIZED
SWAP COUNTERPARTY          SWAP DESCRIPTION                                        AMOUNT         DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
                           Received or paid monthly. If the Carry Amount,
                           plus the Spread Return Amount (Spread Change
                           times Duration times Notional Amount), is
                           positive, the Counterparty pays the Fund. The
                           payment is based on the Carry Amount which is
                           the Spread on the Lehman Brothers CMBS AAA 8.5+
                           Index as of the close of one Business Day prior
                           to the Period End Day plus 15 basis points
                           times the Notional Amount times the Day Count
                           Basis.

Lehman Brothers            If it is negative, the Fund pays the Counterparty
Special Financing, Inc.    the absolute value of the Spread Return Amount.    $ 2,820,000       12/1/06   $      5,756
                                                                                                          -------------
                                                                                                          $    150,831
                                                                                                          =============

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended June 30, 2006 was as follows:

                                                                 CALL SWAPTIONS
                                                  ------------------------------
                                                      NOTIONAL        AMOUNT OF
                                                        AMOUNT         PREMIUMS
--------------------------------------------------------------------------------
Swaptions outstanding as of December 31, 2005     $  9,000,000       $  36,900
Swaptions written                                   18,600,000          20,683
Swaptions closed or expired                         (9,000,000)        (36,900)
                                                  ------------------------------
Swaptions outstanding as of June 30, 2006         $ 18,600,000       $  20,683
                                                  ==============================

As of June 30, 2006, the Fund had entered into the following swaption contracts:

                         NOTIONAL  EXPIRATION  EXERCISE    PREMIUM        VALUE
SWAPTIONS                  AMOUNT        DATE     PRICE   RECEIVED   SEE NOTE 7
--------------------------------------------------------------------------------
Mexican Nuevo Peso   $ 18,600,000     9/15/06      9.35*  $ 20,683   $   14,854

* Exercise price is denoted in the following currency:

MXN--Mexican Nuevo Peso

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors,


                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA
are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                     VALUATION       UNREALIZED
                       ACQUISITION                       AS OF     APPRECIATION
SECURITY                     DATES        COST   JUNE 30, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------
Huntsman Corp.             7/15/04   $  39,675   $      96,601   $       56,926
Prandium, Inc.     3/19/99-9/25/02     284,000             242         (283,758)
                                     -------------------------------------------
                                     $ 323,675   $      96,843   $     (226,832)
                                     ===========================================
CURRENCY
Argentine Peso     6/21/06-6/26/06   $ 227,975   $     229,203   $        1,227
                                     ===========================================

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $263,864,152, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $255,251,417 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
14. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     52 | OPPENHEIMER STRATEGIC BOND FUND/VA



OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                         BEGINNING          ENDING            EXPENSES
                                         ACCOUNT            ACCOUNT           PAID DURING
                                         VALUE              VALUE             6 MONTHS ENDED
                                         (1/1/06)           (6/30/06)         JUNE 30, 2006
------------------------------------------------------------------------------------------------
Non-Service shares Actual                $1,000.00          $1,080.30         $3.98
------------------------------------------------------------------------------------------------
Non-Service shares Hypothetical           1,000.00           1,020.98          3.87
------------------------------------------------------------------------------------------------
Service shares Actual                     1,000.00           1,078.90          5.22
------------------------------------------------------------------------------------------------
Service shares Hypothetical               1,000.00           1,019.79          5.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------
Non-Service shares                 0.77%
--------------------------------------------
Service shares                     1.01

--------------------------------------------------------------------------------


                 5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Aftermarket Technology Corp. 1,2                        20,500     $     509,425
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                      84,700         1,455,993
--------------------------------------------------------------------------------
Autoliv, Inc.                                           12,600           712,782
--------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                             3,600           234,360
--------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                1,900            61,560
--------------------------------------------------------------------------------
GenTek, Inc. 1                                           1,500            40,275
--------------------------------------------------------------------------------
IMPCO Technologies, Inc. 1                               3,500            37,345
--------------------------------------------------------------------------------
Lear Corp. 2                                            35,500           788,455
--------------------------------------------------------------------------------
Modine Manufacturing Co.                                23,800           555,968
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                   11,000           279,620
--------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                5,900            88,736
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                         64,400         1,674,400
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                          6,100           166,408
                                                                   -------------
                                                                       6,605,327

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Thor Industries, Inc. 2                                 12,800           620,160
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Building Materials Holding Corp. 2                       2,200            61,314
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.3%
Alderwoods Group, Inc. 1                                13,600           264,656
--------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2                 400            15,076
--------------------------------------------------------------------------------
Career Education Corp. 1                                10,600           316,834
--------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                             32,500           466,700
--------------------------------------------------------------------------------
DeVry, Inc 1,2                                          37,700           828,269
--------------------------------------------------------------------------------
INVESTools, Inc. 1                                      16,500           131,010
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                         7,000           460,670
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                        49,800         1,561,230
--------------------------------------------------------------------------------
Regis Corp.                                             16,800           598,248
--------------------------------------------------------------------------------
Sotheby's 1                                             39,800         1,044,750
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                12,300           486,219
--------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                             50,800           292,100
--------------------------------------------------------------------------------
Strayer Education, Inc.                                  4,700           456,464
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                        3,100           133,393
                                                                   -------------
                                                                       7,055,619

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
AFC Enterprises, Inc. 1,2                               18,200           232,050
--------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                               14,400           415,872
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                    700            13,615
--------------------------------------------------------------------------------
Aztar Corp. 1                                           19,900         1,034,004
--------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1,2                    3,600            24,408
--------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                        900            10,314
--------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                 40,414         1,212,824
--------------------------------------------------------------------------------
Brinker International, Inc.                             15,400           559,020

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Buffalo Wild Wings, Inc. 1                               9,000     $     344,790
--------------------------------------------------------------------------------
Burger King Holdings, Inc. 1,2                          21,300           335,475
--------------------------------------------------------------------------------
CBRL Group, Inc.                                        22,000           746,240
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                       10,300           624,180
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                 70,600         1,172,666
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                12,500           492,500
--------------------------------------------------------------------------------
Denny's Corp. 1,2                                       86,100           317,709
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                    49,600         1,227,104
--------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment,
Inc. 2                                                  24,000           471,360
--------------------------------------------------------------------------------
IHOP Corp. 2                                            26,200         1,259,696
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                         14,200           364,230
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                 39,100         1,532,720
--------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                            11,200           363,440
--------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                        100             2,623
--------------------------------------------------------------------------------
Luby's, Inc. 1,2                                        22,700           236,761
--------------------------------------------------------------------------------
Marcus Corp. (The) 2                                     5,100           106,488
--------------------------------------------------------------------------------
McCormick & Schmick's Seafood
Restaurants, Inc. 1                                     19,000           452,200
--------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                       10,900           306,508
--------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1                        2,200            33,704
--------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                10,400            97,552
--------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                              24,800           251,224
--------------------------------------------------------------------------------
Navigant International, Inc. 1,2                         3,300            52,899
--------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                    2,400            40,800
--------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                     21,700           720,440
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                          27,200           833,680
--------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                  36,200         1,041,112
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                       600            14,646
--------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                          9,200           109,572
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1,2                                19,200           629,376
--------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                     56,600           318,092
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.                               4,500           169,830
--------------------------------------------------------------------------------
Sunterra Corp. 1,2                                      20,000           204,800
--------------------------------------------------------------------------------
Tim Hortons, Inc. 1,2                                    8,900           229,175
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                  33,800         1,253,980
                                                                   -------------
                                                                      19,859,679

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                       57,300         1,203,873
--------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                  700            39,879
--------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                          58,800           649,152
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                     550            15,813
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                           41,000         1,498,550
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                  62,400         1,300,416
--------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                 2,600            43,602


                 6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Interface, Inc., Cl. A 1,2                              34,700     $     397,315
--------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                     8,300           163,593
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                        66,500           931,000
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                   31,900           796,862
--------------------------------------------------------------------------------
Lifetime Brands, Inc. 2                                  2,900            62,843
--------------------------------------------------------------------------------
Mestek, Inc. 1,2                                           100             1,660
--------------------------------------------------------------------------------
National Presto Industries, Inc.                           800            41,824
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                              3,900            68,601
--------------------------------------------------------------------------------
Sealy Corp. 1                                            1,400            18,578
--------------------------------------------------------------------------------
Skyline Corp. 2                                            300            12,834
--------------------------------------------------------------------------------
Snap-On, Inc.                                           20,400           824,568
--------------------------------------------------------------------------------
Standard Pacific Corp. 2                                12,800           328,960
--------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                           12,500           299,625
--------------------------------------------------------------------------------
Tupperware Brands Corp.                                  1,700            33,473
                                                                   -------------
                                                                       8,733,021

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Blair Corp.                                              1,067            31,743
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                      2,400            77,184
--------------------------------------------------------------------------------
FTD Group, Inc. 1                                        2,300            31,050
--------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                11,100           121,767
--------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                                1,400            42,700
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                     6,400           178,048
--------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                        10,200           112,506
                                                                   -------------
                                                                         594,998

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Callaway Golf Co.                                       19,500           253,305
--------------------------------------------------------------------------------
Hasbro, Inc.                                            25,100           454,561
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                 23,800           478,142
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                          23,300           466,000
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                     6,100           149,572
                                                                   -------------
                                                                       1,801,580

--------------------------------------------------------------------------------
MEDIA--0.8%
Catalina Marketing Corp. 2                              22,600           643,196
--------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                 800             7,120
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                              35,200           507,584
--------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                          16,700           178,189
--------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                   10,200           159,528
--------------------------------------------------------------------------------
Entravision Communications Corp. 1                      10,900            93,413
--------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                             1,400             7,980
--------------------------------------------------------------------------------
Knology, Inc. 1                                          2,800            26,040
--------------------------------------------------------------------------------
Live Nation 1                                            1,600            32,576
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp. 1                           4,100            76,465
--------------------------------------------------------------------------------
Meredith Corp.                                           1,700            84,218

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Readers Digest Assn., Inc. (The), Cl. A,
Non-Vtg. 2                                              60,600     $     845,976
--------------------------------------------------------------------------------
Scholastic Corp. 1                                         900            23,373
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                 43,000           368,080
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A 1,2             2,200            11,242
--------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                        11,000           365,200
--------------------------------------------------------------------------------
World Wrestling Federation
Entertainment, Inc. 2                                   40,000           675,600
                                                                   -------------
                                                                       4,105,780

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 Cents Only Stores 1                                  31,500           329,490
--------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                     102,500         1,750,700
--------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                  11,900           260,372
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                        12,900           342,495
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                33,200         1,057,420
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                              31,600           837,400
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                              30,800           752,444
--------------------------------------------------------------------------------
Fred's, Inc. 2                                           2,800            37,380
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                               21,100           376,002
                                                                   -------------
                                                                       5,743,703

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.0%
American Eagle Outfitters, Inc.                         14,900           507,196
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                18,800           815,544
--------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                         12,500           261,750
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                      10,534           225,849
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                    22,900           835,850
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                    14,200           594,554
--------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1,2                          3,800            81,738
--------------------------------------------------------------------------------
Cache, Inc. 1,2                                          7,000           121,380
--------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                      36,000           361,800
--------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                     27,950           722,508
--------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                       19,700           471,618
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                             133,800         1,503,912
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                16,300           978,815
--------------------------------------------------------------------------------
Christopher & Banks Corp. 2                             34,700         1,006,300
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City
Group                                                   29,200           794,824
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                   18,400           469,384
--------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                       2,500            29,925
--------------------------------------------------------------------------------
Deb Shops, Inc. 2                                          500            12,055
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                           16,900           669,240
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                              55,300         1,401,855
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                         8,200            97,006
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                               15,700           659,400
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                       27,800           941,586


                 7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
 -------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Group 1 Automotive, Inc.                               23,700     $   1,335,258
 -------------------------------------------------------------------------------
 Guess?, Inc. 1,2                                       30,500         1,273,375
 -------------------------------------------------------------------------------
 Gymboree Corp. 1                                       47,300         1,644,148
 -------------------------------------------------------------------------------
 Haverty Furniture Cos., Inc. 2                          6,200            97,278
 -------------------------------------------------------------------------------
 Hibbett Sporting Goods, Inc. 1,2                       31,387           750,149
 -------------------------------------------------------------------------------
 Lithia Motors, Inc., Cl. A 2                            8,700           263,784
 -------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The)                            40,750         1,234,725
 -------------------------------------------------------------------------------
 Midas, Inc. 1                                             900            16,560
 -------------------------------------------------------------------------------
 Monro Muffler Brake, Inc.                                 500            16,280
 -------------------------------------------------------------------------------
 OfficeMax, Inc.                                         7,400           301,550
 -------------------------------------------------------------------------------
 Pantry, Inc. (The) 1                                   23,900         1,375,206
 -------------------------------------------------------------------------------
 Payless ShoeSource, Inc. 1                             68,800         1,869,296
 -------------------------------------------------------------------------------
 RadioShack Corp. 2                                     25,800           361,200
 -------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1                                  42,100         1,046,606
 -------------------------------------------------------------------------------
 Ross Stores, Inc.                                      15,800           443,190
 -------------------------------------------------------------------------------
 Select Comfort Corp. 1,2                               54,400         1,249,568
 -------------------------------------------------------------------------------
 Shoe Carnival, Inc. 1                                  12,500           298,250
 -------------------------------------------------------------------------------
 Sonic Automotive, Inc. 2                               37,700           836,186
 -------------------------------------------------------------------------------
 Stage Stores, Inc. 2                                   36,550         1,206,150
 -------------------------------------------------------------------------------
 Stein Mart, Inc.                                        7,600           112,480
 -------------------------------------------------------------------------------
 Syms Corp. 1                                            3,200            58,880
 -------------------------------------------------------------------------------
 Talbots, Inc. (The) 2                                  32,700           603,315
 -------------------------------------------------------------------------------
 Too, Inc. 1                                            43,200         1,658,448
 -------------------------------------------------------------------------------
 Trans World Entertainment Corp. 1,2                     2,900            20,938
 -------------------------------------------------------------------------------
 United Auto Group, Inc. 2                              60,800         1,298,080
 -------------------------------------------------------------------------------
 United Retail Group, Inc. 1                             8,500           131,835
 -------------------------------------------------------------------------------
 Wet Seal, Inc., Cl. A 1                                63,200           308,416
                                                                   -------------
                                                                      33,375,240

 -------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.7%
 Brown Shoe Co., Inc.                                   35,550         1,211,544
 -------------------------------------------------------------------------------
 Cherokee, Inc. 2                                        7,200           297,792
 -------------------------------------------------------------------------------
 Columbia Sportswear Co. 1,2                             9,100           411,866
 -------------------------------------------------------------------------------
 Deckers Outdoor Corp. 1                                 9,200           354,752
 -------------------------------------------------------------------------------
 Jones Apparel Group, Inc.                              12,000           381,480
 -------------------------------------------------------------------------------
 Kellwood Co. 2                                         29,300           857,611
 -------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                    20,000           741,200
 -------------------------------------------------------------------------------
 Phillips/Van Heusen Corp.                              33,500         1,278,360
 -------------------------------------------------------------------------------
 Russell Corp. 2                                         2,200            39,952
 -------------------------------------------------------------------------------
 Skechers U.S.A., Inc., Cl. A 1                         48,400         1,166,924
 -------------------------------------------------------------------------------
 Steven Madden Ltd.                                     29,800           882,676
 -------------------------------------------------------------------------------
 Stride Rite Corp.                                       9,700           127,943
 -------------------------------------------------------------------------------
 Warnaco Group, Inc. (The) 1,2                           9,900           184,932
 -------------------------------------------------------------------------------
 Wolverine World Wide, Inc.                             58,750         1,370,638
                                                                   -------------
                                                                       9,307,670

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
 -------------------------------------------------------------------------------
 CONSUMER STAPLES--2.7%
 -------------------------------------------------------------------------------
 BEVERAGES--0.2%
 Boston Beer Co., Inc., Cl. A 1,2                        7,600     $     222,604
 -------------------------------------------------------------------------------
 Hansen Natural Corp. 1,2                                2,100           399,777
 -------------------------------------------------------------------------------
 Jones Soda Co. 1,2                                      3,400            30,600
 -------------------------------------------------------------------------------
 MGP Ingredients, Inc.                                   5,300           123,066
 -------------------------------------------------------------------------------
 National Beverage Corp.                                10,500           150,675
 -------------------------------------------------------------------------------
 PepsiAmericas, Inc.                                       900            19,899
                                                                   -------------
                                                                         946,621

 -------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.2%
 Andersons, Inc. (The) 2                                12,600           524,286
 -------------------------------------------------------------------------------
 Arden Group, Inc., Cl. A                                1,205           136,370
 -------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc. 1,2                           2,400            68,040
 -------------------------------------------------------------------------------
 Casey's General Stores, Inc. 2                         48,500         1,212,985
 -------------------------------------------------------------------------------
 Ingles Markets, Inc., Cl. A                             1,500            25,500
 -------------------------------------------------------------------------------
 Longs Drug Stores, Inc.                                36,000         1,642,320
 -------------------------------------------------------------------------------
 Nash Finch Co. 2                                        1,800            38,322
 -------------------------------------------------------------------------------
 Pathmark Stores, Inc. 1                                12,500           117,625
 -------------------------------------------------------------------------------
 Performance Food Group Co. 1,2                         49,400         1,500,772
 -------------------------------------------------------------------------------
 Smart & Final, Inc. 1,2                                 8,200           138,088
 -------------------------------------------------------------------------------
 Spartan Stores, Inc.                                    8,200           119,966
 -------------------------------------------------------------------------------
 SUPERVALU, Inc.                                        19,900           610,930
 -------------------------------------------------------------------------------
 Weis Markets, Inc. 2                                    4,700           193,640
 -------------------------------------------------------------------------------
 Wild Oats Markets, Inc. 1,2                            21,500           421,400
                                                                   -------------
                                                                       6,750,244

 -------------------------------------------------------------------------------
 FOOD PRODUCTS--0.8%
 Corn Products International, Inc.                       2,300            70,380
 -------------------------------------------------------------------------------
 Darling International, Inc. 1,2                         7,300            33,069
 -------------------------------------------------------------------------------
 Dean Foods Co. 1                                        5,300           197,107
 -------------------------------------------------------------------------------
 Del Monte Foods Co.                                    86,100           966,903
 -------------------------------------------------------------------------------
 Delta & Pine Land Co. 2                                25,400           746,760
 -------------------------------------------------------------------------------
 Flowers Foods, Inc. 2                                  44,200         1,265,888
 -------------------------------------------------------------------------------
 Hain Celestial Group, Inc. 1,2                          7,000           180,320
 -------------------------------------------------------------------------------
 J&J Snack Foods Corp. 2                                10,700           353,849
 -------------------------------------------------------------------------------
 Lance, Inc. 2                                           4,800           110,496
 -------------------------------------------------------------------------------
 Premium Standard Farms, Inc.                           10,500           170,415
 -------------------------------------------------------------------------------
 Seaboard Corp. 2                                          400           512,000
                                                                   -------------
                                                                       4,607,187

 -------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.1%
 Energizer Holdings, Inc. 1                              7,600           445,132
 -------------------------------------------------------------------------------
 WD-40 Co. 2                                             5,200           174,564
                                                                   -------------
                                                                         619,696

 -------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.2%
 Chattem, Inc. 1,2                                       7,300           221,701


                 8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Inter Parfums, Inc. 2                                    2,300     $      39,606
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                       15,800           199,238
--------------------------------------------------------------------------------
NBTY, Inc. 1                                            17,500           418,425
--------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                             24,400           236,436
                                                                   -------------
                                                                       1,115,406

--------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                              14,600           750,002
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                     21,035           341,819
                                                                   -------------
                                                                       1,091,821

--------------------------------------------------------------------------------
ENERGY--8.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
CHC Helicopter Corp., Cl. A                              1,400            33,486
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                     10,500           865,620
--------------------------------------------------------------------------------
Ensign Energy Services, Inc.                            27,200           558,961
--------------------------------------------------------------------------------
Global Industries Ltd. 1,2                              17,700           295,590
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                    189,500         1,459,150
--------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                              5,200           134,316
--------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. 1                     7,500           302,700
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                  4,400           265,144
--------------------------------------------------------------------------------
Hydril Co. 1,2                                             600            47,112
--------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                         74,600           220,532
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                          25,700         1,388,314
--------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                               11,400           677,502
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                                  13,900           159,016
--------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                 14,800           935,212
--------------------------------------------------------------------------------
Mullen Group Income Fund                                 3,000            80,572
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                             9,800           393,960
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                      29,900         1,646,892
--------------------------------------------------------------------------------
Oceaneering International, Inc. 1                       29,900         1,370,915
--------------------------------------------------------------------------------
Parker Drilling Co. 1,2                                 98,800           709,384
--------------------------------------------------------------------------------
Pason Systems, Inc.                                     20,600           301,720
--------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                      1,200            16,426
--------------------------------------------------------------------------------
RPC, Inc. 2                                             24,100           585,148
--------------------------------------------------------------------------------
Technicoil Corp. 1                                       7,100            15,265
--------------------------------------------------------------------------------
Technicoil Corp. 1                                      72,900           156,732
--------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                            31,000           938,990
--------------------------------------------------------------------------------
Tidewater, Inc.                                         12,600           619,920
--------------------------------------------------------------------------------
Todco, Cl. A                                            16,500           674,025
--------------------------------------------------------------------------------
Trican Well Service Ltd.                                23,200           463,460
--------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                          6,000           204,000
--------------------------------------------------------------------------------
Unit Corp. 1                                            16,400           932,996
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                21,200         1,334,964
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                   36,400         1,877,512
--------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                           24,800         1,260,584
--------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                    9,000           118,517

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Willbros Group, Inc. 1,2                                 5,000     $      94,700
                                                                   -------------
                                                                      21,139,337

--------------------------------------------------------------------------------
OIL & GAS--4.3%
Alberta Clipper Energy, Inc. 1                           7,887            31,229
--------------------------------------------------------------------------------
Atlas America, Inc. 1                                    5,002           224,140
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                     64,300           288,005
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                     27,900           124,966
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                            16,400           543,660
--------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                 4,700            22,525
--------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                18,800           363,592
--------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                         24,500           107,323
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                7,400            84,653
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                6,300            70,196
--------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                             57,580           259,969
--------------------------------------------------------------------------------
Cimarex Energy Co. 2                                    22,700           976,100
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                    36,133           115,232
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                            53,100         1,585,566
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                      7,666            92,022
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                   15,840           146,864
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                    5,000            18,812
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                   35,000           131,685
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                     4,500           157,982
--------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                                18,100           361,638
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                                  5,887            17,298
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                                  9,700            28,501
--------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                  10,200           116,280
--------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1                     20,700           220,662
--------------------------------------------------------------------------------
Find Energy Ltd. 1                                       4,200            36,006
--------------------------------------------------------------------------------
Find Energy Ltd. 1                                      28,100           240,900
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                        17,800           835,354
--------------------------------------------------------------------------------
Frontier Oil Corp.                                      24,200           784,080
--------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                           10,350           201,010
--------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription
Receipts 1                                              11,250           218,490
--------------------------------------------------------------------------------
General Maritime Corp. 2                                17,800           657,888
--------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                        3,400            46,036
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                  511             8,514
--------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                1,700            28,326
--------------------------------------------------------------------------------
Holly Corp.                                             19,900           959,180
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                      42,300         1,256,310
--------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                  19,500            60,091
--------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                         45,050           147,301
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                8,732           111,389
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                              6,400            81,641
--------------------------------------------------------------------------------
OMI Corp. 2                                             50,400         1,091,160


                 9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Open Range Energy Corp. 1                                  910     $       2,935
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                       25,200           812,685
--------------------------------------------------------------------------------
Penn Virginia Corp.                                      8,900           621,932
--------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                             41,500           509,620
--------------------------------------------------------------------------------
Pogo Producing Co.                                      17,600           811,360
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                     12,840           155,626
--------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                33,020           115,361
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                   4,800            88,836
--------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                               35,955            49,924
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                             27,800         1,222,366
--------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                    275             4,008
--------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                  3,600            52,470
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                       15,200           611,800
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                     9,300           432,915
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                    35,800         1,536,894
--------------------------------------------------------------------------------
Tesoro Corp.                                            11,400           847,704
--------------------------------------------------------------------------------
Thunder Energy Trust                                    11,833            88,300
--------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                   5,000            56,050
--------------------------------------------------------------------------------
True Energy Trust                                        5,550            68,312
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                     26,300            81,282
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                   21,300            65,829
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                     77,900           237,866
--------------------------------------------------------------------------------
USEC, Inc. 2                                            46,300           548,655
--------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                 37,000           361,120
--------------------------------------------------------------------------------
Vault Energy Trust                                       3,200            24,366
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                      2,482            12,073
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                    21,100           820,579
--------------------------------------------------------------------------------
West Energy Ltd. 1                                       8,600            31,818
--------------------------------------------------------------------------------
Western Refining, Inc.                                  15,800           340,964
--------------------------------------------------------------------------------
Zenas Energy Corp. 1                                    17,437            53,422
                                                                   -------------
                                                                      23,519,648

--------------------------------------------------------------------------------
FINANCIALS--13.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
American Capital Strategies Ltd. 2                      20,900           699,732
--------------------------------------------------------------------------------
Apollo Investment Corp.                                    700            12,936
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A 2                 12,600           365,274
--------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                           1,400            51,464
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                        2,800           151,060
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                  8,500           516,460
--------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                        900            45,774
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                               34,300           613,970
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                   21,900           648,897
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                  101,400         1,544,322
--------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                               56,200           680,582
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                     3,400           137,360

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
optionsXpress Holdings, Inc.                            11,900     $     277,389
--------------------------------------------------------------------------------
Penson Worldwide, Inc. 1                                 7,000           120,470
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                            20,800         1,273,168
--------------------------------------------------------------------------------
Raymond James Financial, Inc.                           21,350           646,265
--------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                      1,700            25,687
--------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                               6,900           243,639
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                       15,700           378,684
--------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                             6,300            79,821
                                                                   -------------
                                                                       8,512,954

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
BancorpSouth, Inc. 2                                    19,400           528,650
--------------------------------------------------------------------------------
BOK Financial Corp.                                        100             4,967
--------------------------------------------------------------------------------
Capital Corp. of the West 2                                720            23,040
--------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                   2,300            89,585
--------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                        1,800            69,660
--------------------------------------------------------------------------------
City Holding Co.                                        10,300           372,242
--------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                          9,590           358,474
--------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                1,760            88,088
--------------------------------------------------------------------------------
Community Bank System, Inc. 2                            7,800           157,326
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                            3,615           126,272
--------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                 1,200           240,600
--------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                     5,600            71,120
--------------------------------------------------------------------------------
First Indiana Corp. 2                                    3,250            84,598
--------------------------------------------------------------------------------
First Republic Bank 2                                   22,000         1,007,600
--------------------------------------------------------------------------------
First Security Group, Inc. 2                            14,900           172,840
--------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                600            20,538
--------------------------------------------------------------------------------
FirstMerit Corp.                                         1,900            39,786
--------------------------------------------------------------------------------
Greater Bay Bancorp                                     33,200           954,500
--------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                         2,200            68,112
--------------------------------------------------------------------------------
Hancock Holding Co. 2                                    7,200           403,200
--------------------------------------------------------------------------------
Hanmi Financial Corp.                                   10,500           204,120
--------------------------------------------------------------------------------
Independent Bank Corp.                                  11,250           295,875
--------------------------------------------------------------------------------
Intervest Bancshares Corp. 1                               600            24,300
--------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                       2,183            38,050
--------------------------------------------------------------------------------
Nara Bancorp, Inc.                                       1,100            20,625
--------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                         4,600            91,356
--------------------------------------------------------------------------------
Pacific Capital Bancorp 2                               10,910           339,519
--------------------------------------------------------------------------------
Preferred Bank                                             500            26,805
--------------------------------------------------------------------------------
Provident Bankshares Corp. 2                            17,451           635,042
--------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                          3,434            70,740
--------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                    600            15,300
--------------------------------------------------------------------------------
Sterling Financial Corp., Western US 2                  22,275           679,610
--------------------------------------------------------------------------------
SVB Financial Group 1,2                                  7,200           327,312
--------------------------------------------------------------------------------
Taylor Capital Group, Inc. 2                             1,300            53,053
--------------------------------------------------------------------------------
TCF Financial Corp.                                     27,000           714,150


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Texas Regional Bancshares, Inc., Cl. A                      20     $         758
--------------------------------------------------------------------------------
Union Bankshares Corp.                                     800            34,512
--------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                      1,200            28,680
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                         3,300           102,267
--------------------------------------------------------------------------------
Wilmington Trust Corp.                                   4,200           177,156
                                                                   -------------
                                                                       8,760,428

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc. 1,2                               4,200           122,934
--------------------------------------------------------------------------------
Advance America Cash Advance
Centers, Inc.                                            1,700            29,818
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                  27,600           992,220
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                     26,400           737,088
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                    15,400           576,730
--------------------------------------------------------------------------------
Cash America International, Inc.                        27,900           892,800
--------------------------------------------------------------------------------
Dollar Financial Corp. 1,2                              11,400           205,200
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                    8,300           312,827
--------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                   23,500           464,125
--------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                 100            20,200
--------------------------------------------------------------------------------
World Acceptance Corp. 1,2                               4,300           152,736
                                                                   -------------
                                                                       4,506,678

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance Capital Corp. 1                           400             7,920
--------------------------------------------------------------------------------
CapitalSource, Inc. 2                                   12,700           297,942
--------------------------------------------------------------------------------
Financial Federal Corp. 2                                3,400            94,554
--------------------------------------------------------------------------------
International Securities Exchange,
Inc., Cl. A 2                                           29,400         1,119,258
--------------------------------------------------------------------------------
Medallion Financial Corp.                                6,500            84,240
--------------------------------------------------------------------------------
Pico Holdings, Inc. 1                                    2,300            74,175
--------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                          3,300            62,865
                                                                   -------------
                                                                       1,740,954

--------------------------------------------------------------------------------
INSURANCE--4.7%
Affirmative Insurance Holdings, Inc.                     2,000            31,300
--------------------------------------------------------------------------------
Alfa Corp. 2                                             2,700            44,712
--------------------------------------------------------------------------------
Alleghany Corp.                                             88            24,320
--------------------------------------------------------------------------------
American Equity Investment Life
Holding Co. 2                                           48,900           521,274
--------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                      9,600           504,864
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                      17,300         1,012,915
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                               13,300           790,818
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                  35,000         1,051,400
--------------------------------------------------------------------------------
Assurant, Inc.                                           5,100           246,840
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                     8,250           281,573
--------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                           20,200           323,200
--------------------------------------------------------------------------------
CNA Surety Corp. 1                                       9,500           164,160

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Commerce Group, Inc. (The)                               8,800     $     259,952
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1                 9,700           171,302
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                     37,650         1,368,954
--------------------------------------------------------------------------------
Direct General Corp. 2                                  22,000           372,240
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                            10,066           195,381
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                              3,900           112,164
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                       2,500            81,000
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2             1,936            38,081
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                          12,000           465,000
--------------------------------------------------------------------------------
Great American Financial
Resources, Inc. 2                                        2,900            60,697
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                           20,400           968,184
--------------------------------------------------------------------------------
Harleysville Group, Inc.                                18,900           599,508
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                             9,000           264,960
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                             41,100           696,645
--------------------------------------------------------------------------------
Independence Holding Co. 2                                 640            14,342
--------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                      31,100         1,275,100
--------------------------------------------------------------------------------
James River Group, Inc. 1                                  800            19,920
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                     22,900         1,479,340
--------------------------------------------------------------------------------
National Financial Partners Corp.                        3,000           132,930
--------------------------------------------------------------------------------
National Western Life Insurance
Co., Cl. A                                                 500           119,825
--------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                           5,100           223,482
--------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                              7,500           197,625
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                     47,200         1,403,256
--------------------------------------------------------------------------------
Old Republic International Corp.                        25,850           552,415
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                  1,700           108,885
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                92,100         1,296,768
--------------------------------------------------------------------------------
Presidential Life Corp. 2                                6,500           159,770
--------------------------------------------------------------------------------
ProCentury Corp.                                        15,000           205,650
--------------------------------------------------------------------------------
Protective Life Corp.                                   10,000           466,200
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                       7,100           348,965
--------------------------------------------------------------------------------
Republic Cos. Group, Inc.                               31,000           549,010
--------------------------------------------------------------------------------
RLI Corp. 2                                             18,700           900,966
--------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                          12,200           580,110
--------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                     6,600           106,326
--------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                       26,300         1,469,381
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                          11,500           585,465
--------------------------------------------------------------------------------
State Auto Financial Corp.                              18,600           605,244
--------------------------------------------------------------------------------
Stewart Information Services Corp. 2                    10,100           366,731
--------------------------------------------------------------------------------
Tower Group, Inc. 2                                     14,600           441,650
--------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                               14,800           198,468
--------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                   5,606           116,829
--------------------------------------------------------------------------------
United Fire & Casualty Co. 2                             2,800            84,364
--------------------------------------------------------------------------------
Unitrin, Inc.                                            6,300           274,617


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Zenith National Insurance Corp.                         22,600     $     896,542
                                                                   -------------
                                                                      25,831,620

--------------------------------------------------------------------------------
REAL ESTATE--2.4%
Acadia Realty Trust                                      1,100            26,015
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                     4,600           156,262
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                    4,500           399,060
--------------------------------------------------------------------------------
AMB Property Corp.                                       2,200           111,210
--------------------------------------------------------------------------------
Ashford Hospitality Trust 2                              2,800            35,336
--------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                        2,500            31,000
--------------------------------------------------------------------------------
Brandywine Realty Trust                                 11,314           363,971
--------------------------------------------------------------------------------
Camden Property Trust                                      900            66,195
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                 2,500           111,375
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                    8,400           209,160
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                        8,800           342,584
--------------------------------------------------------------------------------
CentraCore Properties Trust 2                            1,600            39,600
--------------------------------------------------------------------------------
Colonial Properties Trust 2                              7,854           387,988
--------------------------------------------------------------------------------
Corporate Office Properties Trust                        4,000           168,320
--------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                      5,200            96,512
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                              10,700           264,183
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                               3,300           154,044
--------------------------------------------------------------------------------
Entertainment Properties Trust                           1,800            77,490
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                     18,100           299,736
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                        1,100            48,213
--------------------------------------------------------------------------------
Equity One, Inc.                                        12,300           257,070
--------------------------------------------------------------------------------
Federal Realty Investment Trust                          1,700           119,000
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                    8,100           307,314
--------------------------------------------------------------------------------
First Potomac Realty Trust                                 800            23,832
--------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group,
Inc., Cl. A 2                                            2,300            25,231
--------------------------------------------------------------------------------
Glenborough Realty Trust, Inc. 2                           800            17,232
--------------------------------------------------------------------------------
Glimcher Realty Trust 2                                  5,500           136,455
--------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                 3,800            98,420
--------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                 4,000           139,800
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                          4,000           127,400
--------------------------------------------------------------------------------
Heritage Property Investment Trust 2                     4,600           160,632
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                               5,600           202,608
--------------------------------------------------------------------------------
Hospitality Properties Trust                             6,300           276,696
--------------------------------------------------------------------------------
HRPT Properties Trust                                    5,400            62,424
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                               3,900            58,032
--------------------------------------------------------------------------------
Innkeepers USA Trust                                     7,400           127,872
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                10,100           884,255
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                      2,800           202,300
--------------------------------------------------------------------------------
LaSalle Hotel Properties                                   900            41,670
--------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                   7,500           162,000
--------------------------------------------------------------------------------
Liberty Property Trust                                   7,400           327,080

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Longview Fibre Co.                                      14,900     $     284,441
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                   2,400            53,640
--------------------------------------------------------------------------------
Macerich Co. (The)                                         600            42,120
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                   3,200           146,944
--------------------------------------------------------------------------------
Maguire Properties, Inc. 2                               6,000           211,020
--------------------------------------------------------------------------------
Mid-America Apartment
Communities, Inc. 2                                      6,200           345,650
--------------------------------------------------------------------------------
National Retail Properties, Inc. 2                      13,000           259,350
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                       7,400           166,574
--------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                       1,100            14,542
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                      2,600           180,362
--------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                 600            27,300
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust 2                                       4,900           197,813
--------------------------------------------------------------------------------
Post Properties, Inc.                                    1,600            72,544
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                  2,300           135,700
--------------------------------------------------------------------------------
RAIT Investment Trust 2                                    800            23,360
--------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                      2,100            56,553
--------------------------------------------------------------------------------
Realty Income Corp. 2                                    2,000            43,800
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                      800            39,064
--------------------------------------------------------------------------------
Regency Centers Corp.                                    2,200           136,730
--------------------------------------------------------------------------------
Senior Housing Properties Trust                         12,200           218,502
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                 158            13,105
--------------------------------------------------------------------------------
SL Green Realty Corp.                                    1,500           164,205
--------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                              4,000           203,160
--------------------------------------------------------------------------------
Spirit Finance Corp. 2                                  12,400           139,624
--------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                        23,000           477,020
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                               2,000            53,600
--------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                           5,900           171,454
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                    8,400           271,908
--------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                   32,100         1,128,957
--------------------------------------------------------------------------------
Trizec Properties, Inc.                                  4,400           126,016
--------------------------------------------------------------------------------
U-Store-It Trust                                         4,300            81,098
--------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                       2,400            67,224
--------------------------------------------------------------------------------
Ventas, Inc.                                             7,000           237,160
--------------------------------------------------------------------------------
Weingarten Realty Investors                              4,600           176,088
                                                                   -------------
                                                                      13,112,205

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.1%
Accredited Home Lenders
Holding Co. 1,2                                         21,000         1,004,010
--------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                           200             6,034
--------------------------------------------------------------------------------
Astoria Financial Corp.                                 22,950           698,828
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                     21,436           261,948
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                     36,800         1,123,136
--------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                             2,700            72,117


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Commercial Capital Bancorp, Inc.                        18,200     $     286,650
--------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                25,300           662,354
--------------------------------------------------------------------------------
Downey Financial Corp. 2                                 4,900           332,465
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.,
Non-Vtg. 2                                               8,100           224,370
--------------------------------------------------------------------------------
First Defiance Financial Corp. 2                         1,300            34,255
--------------------------------------------------------------------------------
First Financial Holdings, Inc.                           2,200            70,400
--------------------------------------------------------------------------------
First Niagara Financial Group, Inc. 2                    3,300            46,266
--------------------------------------------------------------------------------
First Place Financial Corp. 2                            6,100           140,361
--------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                            15,000           865,050
--------------------------------------------------------------------------------
Fremont General Corp. 2                                  2,500            46,400
--------------------------------------------------------------------------------
Horizon Financial Corp. 2                                1,800            49,374
--------------------------------------------------------------------------------
ITLA Capital Corp.                                       1,800            94,644
--------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                     4,400            72,688
--------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                     17,900           766,836
--------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                               20,400           259,284
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                     16,710           554,104
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                   17,400           775,692
--------------------------------------------------------------------------------
Provident Financial Services, Inc.                      27,000           484,650
--------------------------------------------------------------------------------
Radian Group, Inc.                                      13,400           827,852
--------------------------------------------------------------------------------
TierOne Corp. 2                                         14,000           472,780
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                 1,900            92,872
--------------------------------------------------------------------------------
Washington Federal, Inc. 2                               1,800            41,742
--------------------------------------------------------------------------------
Webster Financial Corp.                                 14,400           683,136
--------------------------------------------------------------------------------
WSFS Financial Corp.                                     5,500           337,975
                                                                   -------------
                                                                      11,388,273

--------------------------------------------------------------------------------
HEALTH CARE--6.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Albany Molecular Research, Inc. 1                       19,900           212,532
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                        6,700           101,036
--------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1,2                         2,600             7,592
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems
Group                                                   27,200           879,920
--------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                                8,200            50,758
--------------------------------------------------------------------------------
Digene Corp. 1,2                                         9,900           383,526
--------------------------------------------------------------------------------
Diversa Corp. 1,2                                       13,600           131,376
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                        4,700            25,709
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                          14,000            84,700
--------------------------------------------------------------------------------
Kendle International, Inc. 1                            12,700           466,471
--------------------------------------------------------------------------------
Lexicon Genetics, Inc. 1,2                               4,300            18,877
--------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B 1,2                 17,100           144,495
--------------------------------------------------------------------------------
Luminex Corp. 1                                         17,600           306,064
--------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                8,000           202,000
--------------------------------------------------------------------------------
Novavax, Inc. 1                                         28,500           143,640
--------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                              900             6,372

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Regeneron Pharmaceuticals, Inc. 1,2                     14,200     $     182,044
--------------------------------------------------------------------------------
Renovis, Inc. 1,2                                        3,900            59,709
--------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                       13,200            69,300
--------------------------------------------------------------------------------
Techne Corp. 1                                           8,100           412,452
--------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                        8,500            25,330
                                                                   -------------
                                                                       3,913,903

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc. 1,2                                        11,300           252,781
--------------------------------------------------------------------------------
Analogic Corp. 2                                         4,500           209,745
--------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                    6,400           415,616
--------------------------------------------------------------------------------
BioLase Technology, Inc. 1,2                             9,000            75,600
--------------------------------------------------------------------------------
Candela Corp. 1                                         15,400           244,244
--------------------------------------------------------------------------------
Datascope Corp. 2                                        4,400           135,696
--------------------------------------------------------------------------------
DJO, Inc. 1,2                                           25,100           924,433
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                            13,700           622,391
--------------------------------------------------------------------------------
Encore Medical Corp. 1                                   5,400            25,974
--------------------------------------------------------------------------------
Haemonetics Corp. 1                                      8,700           404,637
--------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                    8,800           371,712
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                               7,900           593,527
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                       14,500           278,835
--------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                 18,700           725,747
--------------------------------------------------------------------------------
Medical Action Industries, Inc. 1,2                      2,200            48,598
--------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                             15,900           396,705
--------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                             11,900           363,664
--------------------------------------------------------------------------------
Natus Medical, Inc. 1,2                                  8,200            81,098
--------------------------------------------------------------------------------
Neurometrix, Inc. 1,2                                    5,700           173,622
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                  16,400           748,332
--------------------------------------------------------------------------------
Quidel Corp. 1                                          10,600           100,700
--------------------------------------------------------------------------------
Steris Corp.                                             7,700           176,022
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                 10,100           366,024
--------------------------------------------------------------------------------
Thoratec Corp. 1                                        26,800           371,716
--------------------------------------------------------------------------------
Varian, Inc. 1                                          29,300         1,216,243
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                          2,300           108,514
--------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                  10,200           251,940
--------------------------------------------------------------------------------
Vital Signs, Inc.                                        1,400            69,342
--------------------------------------------------------------------------------
Zoll Medical Corp. 1                                     2,300            75,348
                                                                   -------------
                                                                       9,828,806

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Air Methods Corp. 1                                      7,900           206,822
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                      17,400           540,096
--------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                        24,700            79,781
--------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                        1,700            34,510
--------------------------------------------------------------------------------
Chemed Corp. 2                                          24,300         1,325,079
--------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                      7,900           315,684


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Cross Country Healthcare, Inc. 1,2                       9,600     $     174,624
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                            21,000           994,770
--------------------------------------------------------------------------------
Health Net, Inc. 1                                       6,700           302,639
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                     600            18,132
--------------------------------------------------------------------------------
Healthways, Inc. 1                                      26,400         1,389,696
--------------------------------------------------------------------------------
Humana, Inc. 1                                           6,800           365,160
--------------------------------------------------------------------------------
LCA-Vision, Inc.                                        17,100           904,761
--------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                      2,600            51,792
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                        38,000         1,721,780
--------------------------------------------------------------------------------
Manor Care, Inc.                                        13,400           628,728
--------------------------------------------------------------------------------
MedCath Corp. 1                                          5,500           103,620
--------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                             13,400           509,870
--------------------------------------------------------------------------------
National HealthCare Corp. 2                              2,800           124,740
--------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                    200             1,350
--------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                            25,700           451,549
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                       4,700            64,954
--------------------------------------------------------------------------------
Option Care, Inc. 2                                     10,300           123,394
--------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                   12,000           343,200
--------------------------------------------------------------------------------
Parexel International Corp. 1,2                          3,200            92,320
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                         32,000         1,449,600
--------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                           34,200           861,156
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                 13,000           149,760
--------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                             47,100           831,315
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                        16,600           332,000
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                   7,100           331,783
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                          24,500         1,103,235
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                           20,200           558,530
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                   2,000            29,580
--------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1,2                          4,600            67,344
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                           16,600           814,230
                                                                   -------------
                                                                      17,397,584

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Alpharma, Inc., Cl. A                                   55,100         1,324,604
--------------------------------------------------------------------------------
Andrx Corp. 1                                           49,900         1,157,181
--------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                         21,100           139,893
--------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                       10,100           103,020
--------------------------------------------------------------------------------
CNS, Inc. 2                                             12,100           296,450
--------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                       17,200           100,964
--------------------------------------------------------------------------------
Durect Corp. 1,2                                         8,700            33,669
--------------------------------------------------------------------------------
Emisphere Technologies, Inc. 1,2                         2,400            20,472
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                 21,700           715,666
--------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1                            9,200           152,444
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                            44,600           758,200
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                34,600           692,000
--------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1,2                     13,300           379,050

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Pain Therapeutics, Inc. 1,2                             24,700     $     206,245
--------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. 1                            2,200            48,026
--------------------------------------------------------------------------------
Perrigo Co. 2                                            9,900           159,390
                                                                   -------------
                                                                       6,287,274

--------------------------------------------------------------------------------
INDUSTRIALS--18.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
AAR Corp. 1,2                                           22,800           506,844
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                              8,800           671,880
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                15,900           871,797
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                   650             8,125
--------------------------------------------------------------------------------
Aviall, Inc. 1                                           1,900            90,288
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                    14,600           333,756
--------------------------------------------------------------------------------
Cubic Corp. 2                                            3,800            74,518
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                   3,700           114,256
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                  11,300           550,875
--------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                    59,600           618,648
--------------------------------------------------------------------------------
Esterline Technologies Corp. 1,2                         8,400           349,356
--------------------------------------------------------------------------------
Kaman Corp., Cl. A                                      15,000           273,000
--------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                     2,800           104,916
--------------------------------------------------------------------------------
LMI Aerospace, Inc. 1                                    1,400            25,480
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                              65,500         1,057,170
--------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                     3,000           244,500
--------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                         23,700           776,412
--------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                 16,900           811,200
--------------------------------------------------------------------------------
United Industrial Corp. 2                                7,200           325,800
                                                                   -------------
                                                                       7,808,821

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
EGL, Inc. 1                                             22,500         1,129,500
--------------------------------------------------------------------------------
Forward Air Corp. 2                                     14,850           604,841
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                58,800         1,442,364
--------------------------------------------------------------------------------
Pacer International, Inc.                               46,200         1,505,196
                                                                   -------------
                                                                       4,681,901

--------------------------------------------------------------------------------
AIRLINES--0.8%
AMR Corp. 1                                             41,500         1,054,930
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                   64,600         1,925,080
--------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                             21,700           149,947
--------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                  52,100           513,185
--------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                       12,000           204,240
--------------------------------------------------------------------------------
US Airways Group, Inc. 1                                11,900           601,426
--------------------------------------------------------------------------------
World Air Holdings, Inc. 1                               2,500            21,475
                                                                   -------------
                                                                       4,470,283

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
American Woodmark Corp.                                  4,800           168,192


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Ameron International Corp. 2                             5,800     $     388,716
--------------------------------------------------------------------------------
Builders FirstSource, Inc. 1                            30,500           620,980
--------------------------------------------------------------------------------
Goodman Global, Inc. 1                                  12,600           191,268
--------------------------------------------------------------------------------
Insteel Industries, Inc. 2                               7,600           183,920
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                                 1,400            12,320
--------------------------------------------------------------------------------
Lennox International, Inc.                              26,600           704,368
--------------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                          26,000         1,382,420
--------------------------------------------------------------------------------
PW Eagle, Inc. 2                                        12,500           378,000
--------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                       22,000         1,380,060
--------------------------------------------------------------------------------
USG Corp. 1                                             16,300         1,188,759
                                                                   -------------
                                                                       6,599,003

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Administaff, Inc. 2                                     33,200         1,188,892
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                         26,900           305,584
--------------------------------------------------------------------------------
American Ecology Corp. 2                                11,500           304,750
--------------------------------------------------------------------------------
Banta Corp.                                             23,600         1,093,388
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                      3,800            54,340
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                          38,900           288,249
--------------------------------------------------------------------------------
CDI Corp.                                                  900            26,100
--------------------------------------------------------------------------------
Central Parking Corp. 2                                 13,300           212,800
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                        33,600           603,120
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                 12,900           519,999
--------------------------------------------------------------------------------
CompX International, Inc.                                  400             7,160
--------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                            8,800           458,128
--------------------------------------------------------------------------------
Corporate Executive Board Co.                            2,800           280,560
--------------------------------------------------------------------------------
Corrections Corp. of America 1                           1,700            89,998
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                 6,700           466,856
--------------------------------------------------------------------------------
Ennis, Inc. 2                                           12,100           238,128
--------------------------------------------------------------------------------
Exponent, Inc. 1                                        13,900           234,910
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                  7,600           266,380
--------------------------------------------------------------------------------
Harland (John H.) Co.                                   23,900         1,039,650
--------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                       13,274           278,090
--------------------------------------------------------------------------------
Heidrick & Struggles International,
Inc. 1,2                                                 8,900           301,176
--------------------------------------------------------------------------------
HNI Corp.                                                3,900           176,865
--------------------------------------------------------------------------------
ICT Group, Inc. 1                                        2,900            71,137
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                             93,300         1,175,580
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                        22,200           343,878
--------------------------------------------------------------------------------
Knoll, Inc.                                             24,700           453,492
--------------------------------------------------------------------------------
Korn-Ferry International 1,2                            43,400           850,206
--------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                   39,100           885,615
--------------------------------------------------------------------------------
Manpower, Inc.                                          13,000           839,800
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                    1,700            43,809
--------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                             1,300            52,260
--------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                      6,500           190,190

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
NCO Group, Inc. 1,2                                      4,300     $     113,692
--------------------------------------------------------------------------------
On Assignment, Inc. 1                                   20,600           189,314
--------------------------------------------------------------------------------
PHH Corp. 1                                             41,300         1,137,402
--------------------------------------------------------------------------------
Republic Services, Inc.                                  3,400           137,156
--------------------------------------------------------------------------------
Robert Half International, Inc.                          2,600           109,200
--------------------------------------------------------------------------------
Sirva, Inc. 1                                            5,300            34,291
--------------------------------------------------------------------------------
SITEL Corp. 1,2                                         14,300            56,056
--------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                       9,100           225,589
--------------------------------------------------------------------------------
Spherion Corp. 1                                        53,000           483,360
--------------------------------------------------------------------------------
Standard Register Co. (The)                             11,400           135,090
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                  16,100           264,845
--------------------------------------------------------------------------------
Synagro Technologies, Inc.                               3,200            12,576
--------------------------------------------------------------------------------
Team, Inc. 1                                             6,700           167,835
--------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                               49,900           631,734
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                      44,200           784,108
--------------------------------------------------------------------------------
United Stationers, Inc. 1                               19,300           951,876
--------------------------------------------------------------------------------
Viad Corp. 2                                            11,900           372,470
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                        6,100           284,260
--------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                             29,400         1,070,160
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                              5,900           207,326
--------------------------------------------------------------------------------
West Corp. 1                                            11,000           527,010
                                                                   -------------
                                                                      21,236,440

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Baker (Michael) Corp. 1                                  6,400           138,880
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.                               32,000           457,280
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                     34,400         1,674,248
--------------------------------------------------------------------------------
Granite Construction, Inc.                              27,800         1,258,506
--------------------------------------------------------------------------------
Infrasource Services, Inc. 1                            22,100           402,441
--------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                15,500           354,795
--------------------------------------------------------------------------------
McDermott International, Inc. 1                          2,400           109,128
--------------------------------------------------------------------------------
Perini Corp. 1,2                                        11,300           254,250
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                               89,700         1,554,501
--------------------------------------------------------------------------------
Sterling Construction Co., Inc. 1                        7,400           204,240
--------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2               20,900           456,456
                                                                   -------------
                                                                       6,864,725

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Acuity Brands, Inc.                                     43,900         1,708,149
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                   31,600           988,764
--------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                   17,400           625,356
--------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                            5,500           284,020
--------------------------------------------------------------------------------
General Cable Corp. 1                                   46,000         1,610,000
--------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                           13,800           999,534
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                    10,700           509,855
--------------------------------------------------------------------------------
II-VI, Inc. 1                                            8,800           161,040


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
LaBarge, Inc. 1,2                                        3,300     $      43,791
--------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                         10,800           306,288
--------------------------------------------------------------------------------
LSI Industries, Inc.                                    17,400           295,626
--------------------------------------------------------------------------------
Power-One, Inc. 1,2                                      7,600            50,160
--------------------------------------------------------------------------------
Preformed Line Products Co. 2                              400            15,160
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                    29,500         1,367,620
--------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                13,100           392,083
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                  10,800           554,040
--------------------------------------------------------------------------------
Vicor Corp. 2                                           20,600           341,342
--------------------------------------------------------------------------------
Woodward Governor Co. 2                                 21,100           643,761
                                                                   -------------
                                                                      10,896,589

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Carlisle Cos., Inc.                                      1,700           134,810
--------------------------------------------------------------------------------
Raven Industries, Inc. 2                                 2,700            85,050
--------------------------------------------------------------------------------
Teleflex, Inc.                                           7,700           415,954
--------------------------------------------------------------------------------
Walter Industries, Inc. 2                                1,500            86,475
                                                                   -------------
                                                                         722,289

--------------------------------------------------------------------------------
MACHINERY--4.5%
AGCO Corp. 1,2                                          37,200           979,104
--------------------------------------------------------------------------------
Albany International Corp., Cl. A                       39,900         1,691,361
--------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                     15,400           509,894
--------------------------------------------------------------------------------
American Science & Engineering, Inc. 1                   1,800           104,256
--------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                   3,600           103,140
--------------------------------------------------------------------------------
Astec Industries, Inc. 1                                22,000           750,640
--------------------------------------------------------------------------------
Badger Meter, Inc. 2                                     2,600            70,200
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                    40,800           813,960
--------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                6,600           205,326
--------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                    24,500         1,237,250
--------------------------------------------------------------------------------
Cascade Corp. 2                                          5,600           221,480
--------------------------------------------------------------------------------
CIRCOR International, Inc. 2                             6,000           182,940
--------------------------------------------------------------------------------
Clarcor, Inc. 2                                          6,800           202,572
--------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                               11,800           256,532
--------------------------------------------------------------------------------
Crane Co.                                               16,600           690,560
--------------------------------------------------------------------------------
Cummins, Inc.                                            6,400           782,400
--------------------------------------------------------------------------------
Dynamic Materials Corp.                                 14,200           478,966
--------------------------------------------------------------------------------
Federal Signal Corp. 2                                   3,500            52,990
--------------------------------------------------------------------------------
Flow International Corp. 1                              15,500           218,085
--------------------------------------------------------------------------------
Flowserve Corp. 1                                       32,000         1,820,800
--------------------------------------------------------------------------------
Graco, Inc.                                              4,400           202,312
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                  2,000            65,480
--------------------------------------------------------------------------------
Harsco Corp.                                             3,200           249,472
--------------------------------------------------------------------------------
Kaydon Corp. 2                                          37,900         1,414,049
--------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                          7,900           494,935
--------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                              4,100           111,192

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Manitowoc Co., Inc. (The)                               22,700     $   1,010,150
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                 1,600           138,496
--------------------------------------------------------------------------------
Miller Industries, Inc. 1                                8,000           165,600
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                28,400           938,052
--------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                            8,900         1,222,949
--------------------------------------------------------------------------------
Nordson Corp.                                           28,800         1,416,384
--------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                  7,100           185,594
--------------------------------------------------------------------------------
SPX Corp.                                               16,400           917,580
--------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                   4,900           101,822
--------------------------------------------------------------------------------
Tennant Co. 2                                            7,600           382,128
--------------------------------------------------------------------------------
Terex Corp. 1                                            1,200           118,440
--------------------------------------------------------------------------------
Titan International, Inc. 2                             10,600           198,326
--------------------------------------------------------------------------------
Toro Co. (The)                                          19,100           891,970
--------------------------------------------------------------------------------
Trinity Industries, Inc. 2                              19,050           769,620
--------------------------------------------------------------------------------
Valmont Industries, Inc. 2                              17,500           813,575
--------------------------------------------------------------------------------
Wabtec Corp.                                            49,900         1,866,260
                                                                   -------------
                                                                      25,046,842

--------------------------------------------------------------------------------
MARINE--0.2%
Horizon Lines, Inc., Cl. A                               8,400           134,568
--------------------------------------------------------------------------------
Kirby Corp. 1                                           25,800         1,019,100
                                                                   -------------
                                                                       1,153,668

--------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Amerco 1,2                                               6,200           624,092
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                   35,300         1,772,413
--------------------------------------------------------------------------------
Celadon Group, Inc. 1                                   28,500           628,140
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2               12,000           540,840
--------------------------------------------------------------------------------
Heartland Express, Inc. 2                               23,200           415,048
--------------------------------------------------------------------------------
Laidlaw International, Inc.                             26,200           660,240
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     13,700           800,491
--------------------------------------------------------------------------------
SCS Transportation, Inc. 1                              12,400           341,372
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                        45,600         1,448,256
--------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                   6,300           170,226
--------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                     2,600            88,738
                                                                   -------------
                                                                       7,489,856

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Applied Industrial Technologies, Inc.                   58,075         1,411,803
--------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                6,600            85,998
--------------------------------------------------------------------------------
GATX Corp.                                              11,200           476,000
--------------------------------------------------------------------------------
Interline Brands, Inc. 1                                36,200           846,356
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                  12,100           575,597
--------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                       12,300           223,491
--------------------------------------------------------------------------------
UAP Holding Corp.                                       66,800         1,456,908
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                42,200         1,349,556
--------------------------------------------------------------------------------
Watsco, Inc. 2                                           7,400           442,668


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
WESCO International, Inc. 1                              7,400     $     510,600
                                                                   -------------
                                                                       7,378,977

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Anaren Microwave, Inc. 1                                19,300           395,457
--------------------------------------------------------------------------------
Avocent Corp. 1                                         13,500           354,375
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                    4,800           130,320
--------------------------------------------------------------------------------
Belden CDT, Inc. 2                                      49,900         1,649,195
--------------------------------------------------------------------------------
Black Box Corp. 2                                       12,500           479,125
--------------------------------------------------------------------------------
Carrier Access Corp. 1                                  10,900            90,143
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                     56,200         1,765,804
--------------------------------------------------------------------------------
Digi International, Inc. 1,2                             7,500            93,975
--------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                               19,800           172,656
--------------------------------------------------------------------------------
EMS Technologies, Inc. 1                                 9,500           170,715
--------------------------------------------------------------------------------
Finisar Corp. 1,2                                       27,900            91,233
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                              22,900           244,114
--------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                       3,500            15,680
--------------------------------------------------------------------------------
MasTec, Inc. 1,2                                        11,400           150,594
--------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                         15,600           285,636
--------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                     39,400           446,796
--------------------------------------------------------------------------------
Performance Technologies, Inc. 1,2                       9,400            64,860
--------------------------------------------------------------------------------
Polycom, Inc. 1                                         84,700         1,856,624
--------------------------------------------------------------------------------
Radyne Corp. 1,2                                         2,600            29,588
--------------------------------------------------------------------------------
Redback Networks, Inc. 1                                43,000           788,620
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1,2                          16,200           196,668
--------------------------------------------------------------------------------
Stratex Networks, Inc. 1                                 9,200            31,188
--------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                              101,000           410,060
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                         24,700           328,757
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                        16,100           413,448
                                                                   -------------
                                                                      10,655,631

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Advanced Digital Information Corp. 1                    43,600           513,172
--------------------------------------------------------------------------------
Brocade Communications Systems,
Inc. 1,2                                               276,300         1,696,482
--------------------------------------------------------------------------------
Emulex Corp. 1                                          44,200           719,134
--------------------------------------------------------------------------------
Hypercom Corp. 1                                        46,100           431,035
--------------------------------------------------------------------------------
Imation Corp.                                           23,100           948,255
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                         32,900         1,519,322
--------------------------------------------------------------------------------
LaserCard Corp. 1                                        3,800            49,742
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                          75,200         1,210,720
--------------------------------------------------------------------------------
Seagate Technology                                      24,272           549,518
--------------------------------------------------------------------------------
Western Digital Corp. 1                                 60,100         1,190,581
                                                                   -------------
                                                                       8,827,961

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Acacia Research Corp. 1                                  5,000     $      70,300
--------------------------------------------------------------------------------
Agilysys, Inc.                                          11,000           198,000
--------------------------------------------------------------------------------
Anixter International, Inc. 2                            3,800           180,348
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                               23,000           740,600
--------------------------------------------------------------------------------
Avnet, Inc. 1                                           22,000           440,440
--------------------------------------------------------------------------------
AVX Corp. 2                                             24,300           383,697
--------------------------------------------------------------------------------
Brightpoint, Inc. 2                                     64,670           874,985
--------------------------------------------------------------------------------
CalAmp Corp. 1                                          13,200           117,348
--------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                            21,100           468,631
--------------------------------------------------------------------------------
Coherent, Inc. 1                                        13,500           455,355
--------------------------------------------------------------------------------
CPI International, Inc. 1                                8,900           129,050
--------------------------------------------------------------------------------
CTS Corp. 2                                              5,300            78,917
--------------------------------------------------------------------------------
Daktronics, Inc. 2                                       3,700           106,819
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                           100             5,466
--------------------------------------------------------------------------------
DTS, Inc. 1                                                500             9,740
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                 18,500           332,815
--------------------------------------------------------------------------------
Fargo Electronics, Inc. 1,2                              4,400           111,716
--------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                          13,700           565,536
--------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                             42,400           807,720
--------------------------------------------------------------------------------
Itron, Inc. 1,2                                         12,200           722,972
--------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                             1,800            22,914
--------------------------------------------------------------------------------
Kemet Corp. 1                                           41,500           382,630
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                      10,400           357,552
--------------------------------------------------------------------------------
Merix Corp. 1,2                                          7,600            83,372
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                    12,400           751,068
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                     17,900           707,229
--------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                        800            26,552
--------------------------------------------------------------------------------
Newport Corp. 1,2                                       28,500           459,420
--------------------------------------------------------------------------------
Park Electrochemical Corp.                              20,700           533,025
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                  3,400            19,890
--------------------------------------------------------------------------------
Planar Systems, Inc. 1                                  12,200           146,888
--------------------------------------------------------------------------------
Plexus Corp. 1                                          50,400         1,724,184
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                       19,500           428,220
--------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                        23,800         1,367,786
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                        17,700           997,218
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                    13,200           387,024
--------------------------------------------------------------------------------
Solectron Corp. 1                                      185,600           634,752
--------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                                 1,000             4,860
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       26,000           996,060
--------------------------------------------------------------------------------
Technitrol, Inc. 2                                         800            18,520
--------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                30,900           447,123
--------------------------------------------------------------------------------
Zygo Corp. 1                                            23,400           383,526
                                                                   -------------
                                                                      17,680,268


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
24/7 Real Media, Inc. 1,2                               23,500     $     206,330
--------------------------------------------------------------------------------
Art Technology Group, Inc. 1                            40,700           121,286
--------------------------------------------------------------------------------
Chordiant Software, Inc. 1                               8,400            25,452
--------------------------------------------------------------------------------
CyberSource Corp. 1                                      4,100            47,970
--------------------------------------------------------------------------------
Digital Insight Corp. 1                                 44,500         1,525,905
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                 38,500         1,555,015
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                      152,800         1,323,248
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                   6,300           133,182
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                     26,700           605,289
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                      17,000           145,860
--------------------------------------------------------------------------------
iPass, Inc. 1,2                                         25,000           140,000
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                      33,200         1,036,504
--------------------------------------------------------------------------------
Knot, Inc. (The) 1                                       6,300           131,859
--------------------------------------------------------------------------------
LivePerson, Inc. 1                                         300             1,455
--------------------------------------------------------------------------------
Move, Inc. 1                                            67,200           368,256
--------------------------------------------------------------------------------
Online Resources & Communications
Corp. 1                                                    500             5,170
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                     13,000           187,720
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                   118,300         1,265,810
--------------------------------------------------------------------------------
S1 Corp. 1,2                                            11,300            54,240
--------------------------------------------------------------------------------
Savvis, Inc. 1                                           1,946            57,621
--------------------------------------------------------------------------------
Sohu.com, Inc. 1                                         7,900           203,741
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                       74,100           666,159
--------------------------------------------------------------------------------
Stellent, Inc.                                           2,800            26,740
--------------------------------------------------------------------------------
TheStreet.com, Inc.                                      3,300            42,306
--------------------------------------------------------------------------------
Travelzoo, Inc. 1                                        4,900           148,666
--------------------------------------------------------------------------------
United Online, Inc.                                    107,400         1,288,800
--------------------------------------------------------------------------------
Vignette Corp. 1,2                                      16,000           233,280
--------------------------------------------------------------------------------
webMethods, Inc. 1                                      62,900           620,823
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                      39,700           815,438
                                                                   -------------
                                                                      12,984,125

--------------------------------------------------------------------------------
IT SERVICES--2.1%
Acxiom Corp.                                            13,300           332,500
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                               46,600           638,420
--------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                        4,600           268,318
--------------------------------------------------------------------------------
Ceridian Corp. 1                                        30,500           745,420
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       12,700           629,412
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                         10,200            67,218
--------------------------------------------------------------------------------
Convergys Corp. 1                                       41,800           815,100
--------------------------------------------------------------------------------
Covansys Corp. 1,2                                       7,400            93,018
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                       63,400         1,568,516
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                        300            17,850
--------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                            16,400           458,872
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                                27,200           386,240
--------------------------------------------------------------------------------
Global Payments, Inc.                                   12,400           602,020

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
infoUSA, Inc.                                           25,100     $     258,781
--------------------------------------------------------------------------------
Integral Systems, Inc.                                   1,800            48,294
--------------------------------------------------------------------------------
Keane, Inc. 1                                            8,800           110,000
--------------------------------------------------------------------------------
Lightbridge, Inc. 1                                     12,700           164,465
--------------------------------------------------------------------------------
ManTech International Corp. 1                              600            18,516
--------------------------------------------------------------------------------
Maximus, Inc.                                           15,600           361,140
--------------------------------------------------------------------------------
MoneyGram International, Inc.                           21,000           712,950
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                      112,000         1,686,720
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                      13,100           171,610
--------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                          28,600           414,128
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                     6,600           145,200
--------------------------------------------------------------------------------
Startek, Inc. 2                                         14,600           218,270
--------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                               36,200           584,992
--------------------------------------------------------------------------------
TNS, Inc. 1                                              4,700            97,243
--------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                            14,400           161,280
                                                                   -------------
                                                                      11,776,493

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
ADE Corp. 1                                             18,300           594,567
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                    34,500           456,780
--------------------------------------------------------------------------------
Agere Systems, Inc. 1                                   36,600           538,020
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                              67,000           633,820
--------------------------------------------------------------------------------
ANADIGICS, Inc. 1,2                                     27,100           182,112
--------------------------------------------------------------------------------
Asyst Technologies, Inc. 1                              45,100           339,603
--------------------------------------------------------------------------------
Atmel Corp. 1                                          108,700           603,285
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                  69,600           566,544
--------------------------------------------------------------------------------
Cohu, Inc.                                                 300             5,265
--------------------------------------------------------------------------------
Conexant Systems, Inc. 1,2                              42,200           105,500
--------------------------------------------------------------------------------
Cymer, Inc. 1                                           38,400         1,784,064
--------------------------------------------------------------------------------
Diodes, Inc. 1,2                                         2,524           104,595
--------------------------------------------------------------------------------
Exar Corp. 1,2                                           4,200            55,734
--------------------------------------------------------------------------------
FormFactor, Inc. 1,2                                    11,800           526,634
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                   28,400           660,300
--------------------------------------------------------------------------------
Intevac, Inc. 1                                         17,100           370,728
--------------------------------------------------------------------------------
IXYS Corp. 1                                             2,600            24,960
--------------------------------------------------------------------------------
Kopin Corp. 1,2                                         16,100            58,121
--------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                    33,000           244,530
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    15,400           717,948
--------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                            8,900            55,002
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                       70,700           632,765
--------------------------------------------------------------------------------
LTX Corp. 1                                             65,600           459,856
--------------------------------------------------------------------------------
Mattson Technology, Inc. 1                               1,700            16,609
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                        89,500           895,895
--------------------------------------------------------------------------------
Microtune, Inc. 1                                        8,500            53,210
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                 26,800           539,216
--------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1                         8,700           102,921


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Netlogic Microsystems, Inc. 1,2                          3,800     $     122,550
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                          26,800           570,572
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                       56,800         1,199,616
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                             167,800           986,664
--------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                  8,300           103,003
--------------------------------------------------------------------------------
Photronics, Inc. 1,2                                     7,900           116,920
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                   19,000           204,820
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                       8,900           355,466
--------------------------------------------------------------------------------
Transmeta Corp. 1,2                                     49,400            80,028
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1,2                          25,400           482,092
--------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1,2                       120,600           537,876
--------------------------------------------------------------------------------
Ultratech, Inc. 1,2                                      5,700            89,718
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                             31,700           755,728
--------------------------------------------------------------------------------
Zoran Corp. 1                                           62,000         1,509,080
                                                                   -------------
                                                                      18,442,717

--------------------------------------------------------------------------------
SOFTWARE--4.0%
Actuate Corp. 1                                         40,200           162,408
--------------------------------------------------------------------------------
Advent Software, Inc. 1,2                               27,500           991,925
--------------------------------------------------------------------------------
Altiris, Inc. 1,2                                       12,100           218,284
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                        24,600           503,808
--------------------------------------------------------------------------------
Ansys, Inc. 1,2                                          1,398            66,852
--------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                              59,400           779,328
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                     63,000           824,670
--------------------------------------------------------------------------------
Blackbaud, Inc.                                         53,989         1,225,550
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    34,600           826,940
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                          33,000           565,950
--------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                        3,000            32,700
--------------------------------------------------------------------------------
Compuware Corp. 1                                        7,300            48,910
--------------------------------------------------------------------------------
ePlus, inc. 1                                            1,000            11,330
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                           4,800           227,040
--------------------------------------------------------------------------------
Fair Isaac Corp.                                        17,900           649,949
--------------------------------------------------------------------------------
FileNet Corp. 1                                         12,600           339,318
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                               2,300            63,480
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                   75,100           988,316
--------------------------------------------------------------------------------
Intergraph Corp. 1                                      34,400         1,083,256
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                     33,700           635,245
--------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                               7,400            52,688
--------------------------------------------------------------------------------
JDA Software Group, Inc. 1                              19,700           276,391
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                                166,500         1,115,550
--------------------------------------------------------------------------------
Macrovision Corp. 1                                      1,600            34,432
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                        5,300            38,955
--------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                             6,000           121,740
--------------------------------------------------------------------------------
MapInfo Corp. 1,2                                        8,300           108,315
--------------------------------------------------------------------------------
McAfee, Inc. 1                                          10,000           242,700
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                               25,400           329,692

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
MICROS Systems, Inc. 1                                  23,800     $   1,039,584
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                            16,700         1,628,584
--------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                  22,700           455,589
--------------------------------------------------------------------------------
MSC.Software Corp. 1                                    12,200           218,380
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                          6,600           180,510
--------------------------------------------------------------------------------
Open Solutions, Inc. 1,2                                 3,200            85,152
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                           15,000           190,650
--------------------------------------------------------------------------------
Radiant Systems, Inc. 1                                  5,700            60,249
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                          26,200           803,554
--------------------------------------------------------------------------------
SPSS, Inc. 1                                            16,700           536,738
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        41,800           784,586
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 164,900         1,162,545
--------------------------------------------------------------------------------
Transaction Systems Architects,
Inc., Cl. A 1                                           45,500         1,896,895
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                 12,900           247,164
--------------------------------------------------------------------------------
VA Software Corp. 1                                     43,200           167,616
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                     800            23,352
                                                                   -------------
                                                                      22,046,870

--------------------------------------------------------------------------------
MATERIALS--8.0%
--------------------------------------------------------------------------------
CHEMICALS--2.3%
Agrium, Inc.                                            11,900           276,318
--------------------------------------------------------------------------------
Airgas, Inc.                                             9,600           357,600
--------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                  11,500           414,575
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                               600             8,556
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                   4,600           246,836
--------------------------------------------------------------------------------
FMC Corp.                                                7,200           463,608
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                       34,000         1,481,380
--------------------------------------------------------------------------------
Georgia Gulf Corp. 2                                    19,700           492,894
--------------------------------------------------------------------------------
Hercules, Inc. 1,2                                      60,000           915,600
--------------------------------------------------------------------------------
MacDermid, Inc. 2                                       16,400           472,320
--------------------------------------------------------------------------------
NewMarket Corp. 2                                       21,800         1,069,508
--------------------------------------------------------------------------------
Olin Corp.                                              17,100           306,603
--------------------------------------------------------------------------------
OM Group, Inc. 1                                        23,900           737,315
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                    14,300           390,104
--------------------------------------------------------------------------------
PolyOne Corp. 1                                        144,400         1,267,832
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                   23,200           531,048
--------------------------------------------------------------------------------
Sensient Technologies Corp.                             18,800           393,108
--------------------------------------------------------------------------------
Spartech Corp.                                          38,100           861,060
--------------------------------------------------------------------------------
Stepan Co. 2                                             3,300           104,214
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A                                     20,600           267,388
--------------------------------------------------------------------------------
Valspar Corp. (The)                                     23,900           631,199
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                    79,900           934,830
--------------------------------------------------------------------------------
Westlake Chemical Corp.                                  4,700           140,060
                                                                   -------------
                                                                      12,763,956


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Eagle Materials, Inc.                                   17,800     $     845,500
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                          4,300           391,945
--------------------------------------------------------------------------------
Texas Industries, Inc. 2                                13,100           695,610
--------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                                 17,900           197,795
                                                                   -------------
                                                                       2,130,850

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1                                   2,500            83,550
--------------------------------------------------------------------------------
AptarGroup, Inc.                                         3,100           153,791
--------------------------------------------------------------------------------
Bemis Co., Inc.                                          3,600           110,232
--------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                             5,800            52,200
--------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                3,700            14,023
--------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                     9,700           727,112
--------------------------------------------------------------------------------
Myers Industries, Inc. 2                                27,100           465,849
--------------------------------------------------------------------------------
Packaging Corp. of America                              32,800           722,256
--------------------------------------------------------------------------------
Pactiv Corp. 1                                          30,300           749,925
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                  11,600           185,020
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                   31,300         1,158,413
--------------------------------------------------------------------------------
Sonoco Products Co.                                      1,400            44,310
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                     15,500           664,485
                                                                   -------------
                                                                       5,131,166

--------------------------------------------------------------------------------
METALS & MINING--4.1%
A. M. Castle & Co. 2                                    12,400           399,900
--------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                             122,700         1,696,941
--------------------------------------------------------------------------------
Aleris International, Inc. 1                            20,900           958,265
--------------------------------------------------------------------------------
AMCOL International Corp. 2                             11,000           289,850
--------------------------------------------------------------------------------
Amerigo Resources Ltd.                                  66,000           135,394
--------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                    12,900           268,965
--------------------------------------------------------------------------------
Carpenter Technology Corp.                              14,700         1,697,850
--------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                29,400         1,049,286
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                   23,800         1,714,070
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                11,400           903,906
--------------------------------------------------------------------------------
Commercial Metals Co.                                   35,800           920,060
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                     4,700           117,265
--------------------------------------------------------------------------------
Dynatec Corp. 1                                         73,900            89,371
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                   3,100            29,437
--------------------------------------------------------------------------------
Gibraltar Industries, Inc.                              15,200           440,800
--------------------------------------------------------------------------------
Inmet Mining Corp.                                       8,800           328,729
--------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                     24,300           131,916
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1,5                                    900            28,396
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1,5                                  3,200           101,376
--------------------------------------------------------------------------------
Metal Management, Inc.                                  30,400           930,848
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                    8,700           307,893
--------------------------------------------------------------------------------
Quanex Corp. 2                                          40,423         1,741,019
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                           23,329         1,935,141

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
RTI International Metals, Inc. 1,2                       5,000     $     279,200
--------------------------------------------------------------------------------
Ryerson, Inc.                                           28,400           766,800
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                      26,700           947,316
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                    34,800         2,287,752
--------------------------------------------------------------------------------
Steel Technologies, Inc.                                 1,900            36,936
--------------------------------------------------------------------------------
United States Steel Corp.                                4,700           329,564
--------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1,2                            6,100           121,329
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                          77,000         1,613,150
                                                                   -------------
                                                                      22,598,725

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc. 1,2                          10,400            79,456
--------------------------------------------------------------------------------
Deltic Timber Corp. 2                                    4,100           231,117
--------------------------------------------------------------------------------
Glatfelter                                              26,000           412,620
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 35,000           766,500
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                       5,700           159,201
--------------------------------------------------------------------------------
Neenah Paper, Inc.                                       1,100            33,495
                                                                   -------------
                                                                       1,682,389

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Alaska Communications Systems
Group, Inc. 2                                           28,300           357,995
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        21,900           813,585
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                 92,600           379,660
--------------------------------------------------------------------------------
Citizens Communications Co.                             62,600           816,930
--------------------------------------------------------------------------------
Commonwealth Telephone
Enterprises, Inc.                                          500            16,580
--------------------------------------------------------------------------------
Consolidated Communications
Holdings, Inc.                                           3,000            49,890
--------------------------------------------------------------------------------
CT Communications, Inc.                                  2,400            54,888
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                        16,100           231,840
--------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                   9,800           120,736
--------------------------------------------------------------------------------
Golden Telecom, Inc.                                     1,100            27,885
--------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                         7,600           209,456
--------------------------------------------------------------------------------
Vonage Holdings Corp. 1,2                               31,200           268,008
                                                                   -------------
                                                                       3,347,453

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
@Road, Inc. 1                                           14,200            78,384
--------------------------------------------------------------------------------
Centennial Communications Corp. 2                        4,500            23,400
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                  34,300           265,139
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 1                     11,200           531,440
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                     76,700           793,078
                                                                   -------------
                                                                       1,691,441


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
ALLETE, Inc. 2                                           3,000     $     142,050
--------------------------------------------------------------------------------
Cleco Corp. 2                                           38,800           902,100
--------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                 2,400            48,384
--------------------------------------------------------------------------------
Green Mountain Power Corp.                                 100             3,399
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                         20,400           699,516
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                    20,900           492,822
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                     7,600           427,804
                                                                   -------------
                                                                       2,716,075

--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Canadian Hydro Developers, Inc. 1                       14,000            64,965
--------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                      19,100           533,081
--------------------------------------------------------------------------------
Cascade Natural Gas Corp.                                  700            14,763
--------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                             10,000           343,600
--------------------------------------------------------------------------------
New Jersey Resources Corp. 2                            15,400           720,412
--------------------------------------------------------------------------------
Nicor, Inc. 2                                           26,800         1,112,200
--------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                              1,200            44,436
--------------------------------------------------------------------------------
ONEOK, Inc.                                             23,900           813,556
--------------------------------------------------------------------------------
Peoples Energy Corp. 2                                  18,200           653,562
--------------------------------------------------------------------------------
Southwest Gas Corp. 2                                    4,000           125,360
--------------------------------------------------------------------------------
UGI Corp.                                               27,000           664,740
                                                                   -------------
                                                                       5,025,710

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Alliant Energy Corp.                                    19,500           668,850
--------------------------------------------------------------------------------
Avista Corp. 2                                          48,200         1,100,406
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                53,500           668,750
--------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                  9,600           460,800
--------------------------------------------------------------------------------
Energy East Corp.                                          300             7,179
--------------------------------------------------------------------------------
OGE Energy Corp. 2                                      16,000           560,480
                                                                   -------------
                                                                       3,466,465
                                                                   -------------
Total Common Stocks (Cost $477,515,697)                              536,317,384

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv.,
Non-Vtg. (Cost $3,213)                                      60             4,110

                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 2.44% in joint repurchase agreement
(Principal Amount/Value $250,160,000, with a maturity
value of $250,253,185) with DB Alex Brown LLC, 4.47%,
dated 6/30/06, to be repurchased at $6,097,270 on
7/3/06, collateralized by U.S. Treasury Bonds,
3.625%, 5/15/13 with a value of
$255,439,773 (Cost $6,095,000)                     $ 6,095,000     $   6,095,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased with
Cash Collateral from Securities Loaned)
(Cost $483,613,910)                                                  542,416,494
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--23.1%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--3.2%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.38%,
7/25/06 6                                            3,700,340         3,700,340
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 5.43%,
7/25/06 6                                            3,117,664         3,117,664
--------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Series 2006-2, Cl. 2A1, 5.39%,
7/25/06 6                                            2,706,824         2,706,824
--------------------------------------------------------------------------------
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1, 5.41%,
7/25/06 6                                            1,624,252         1,624,252
--------------------------------------------------------------------------------
Specialty Underwriting & Residential
Finance Trust, Series 2006 BC1,
Cl. A2A, 5.40%, 7/25/06 6                            2,642,123         2,642,123
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Series 2005-11, Cl. A4, 5.41%,
7/25/06 6                                            1,522,934         1,522,934
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%,
9/15/06 6                                            2,250,000         2,250,000
                                                                   -------------
                                                                      17,564,137

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.7%
Bank of America, 5.32%, 7/3/06 6                     3,999,936         3,999,936
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.7%
Undivided interest of 0.67% in joint repurchase agreement
(Principal Amount/Value $4,500,000,000, with a maturity
value of $4,502,006,250) with Nomura Securities, 5.35%,
dated 6/30/06, to be repurchased at $30,013,375 on
7/3/06, collateralized by U.S. Agency Mortgages,
0.00%--8.50%, 3/1/07--3/1/43, with
a value of $4,590,000,000 6                         30,000,000        30,000,000


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 1.78% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,444,375)
with Bank of America NA, 5.3325%, dated
6/30/06, to be repurchased at $17,845,638
on 7/3/06, collateralized by U.S. Agency
Mortgages, 5%, 6/1/35, with a
value of $1,020,000,000 6                         $17,837,711     $  17,837,711
                                                                  --------------
                                                                     47,837,711

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
CDC Financial Products, Inc., 5.41%,
7/3/06 6                                            3,000,000         3,000,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--7.7%
American Express Credit Corp.,
5.21%, 7/17/06 6                                    2,000,000         2,000,000
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 6                       3,000,000         3,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 7/3/06 6                 2,999,242         2,999,242
--------------------------------------------------------------------------------
CC   USA, Inc., 5.37%, 7/3/06 6                     3,000,000         3,000,000
--------------------------------------------------------------------------------
CC   USA, Inc., 5.37%, 7/3/06 6                     1,000,000         1,000,000
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 7/3/06 6            5,000,000         5,000,000
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/3/06 6               3,500,000         3,500,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.47%,
7/3/06 6                                            3,000,000         3,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.13%, 7/6/06 6                 2,000,000         2,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 7/3/06 6                       2,998,683         2,998,683
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/3/06 6                  3,000,037         3,000,037
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.36%,
7/31/06 6                                           2,000,000         2,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%,
7/3/06 6                                            2,500,000         2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 7/3/06 6                3,000,000         3,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 7/3/06 6                3,498,775         3,498,775
                                                                  --------------
                                                                     42,496,737

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--2.3%
Calyon NY, 5.32%, 7/3/06 6                        $ 4,999,932     $   4,999,932
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%,
7/3/06 6                                            2,000,000         2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%,
7/3/06 6                                            1,999,660         1,999,660
--------------------------------------------------------------------------------
Nordea Bank New York, 5.32%,
7/3/06 6                                            3,699,652         3,699,652
                                                                  --------------
                                                                     12,699,244
                                                                  --------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $127,597,765)                                                 127,597,765

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $611,211,675)                                     121.2%      670,014,259
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (21.2)     (117,272,720)
                                                  ------------------------------

NET ASSETS                                              100.0%    $ 552,741,539
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $297,049 or 0.05% of the Fund's net assets as of June 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $147,470, which represents 0.03% of the Fund's net assets, all of which is considered restricted. See Note 4 of accompanying Notes.

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $611,211,675)--see accompanying statement of investments              $670,014,259
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                 3,983,609
--------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $7,263)                                                                   7,250
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                   9,754,205
Investments sold                                                                                     1,923,967
Interest and dividends                                                                                 438,996
Other                                                                                                    7,725
                                                                                                  ------------
Total assets                                                                                       686,130,011

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                         127,598,358
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                5,373,802
Distribution and service plan fees                                                                     280,509
Shares of beneficial interest redeemed                                                                  99,465
Shareholder communications                                                                              15,246
Trustees' compensation                                                                                   5,623
Transfer and shareholder servicing agent fees                                                            1,987
Other                                                                                                   13,482
                                                                                                  ------------
Total liabilities                                                                                  133,388,472

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $552,741,539
                                                                                                  ============

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                        $     30,923
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         476,490,854
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                      285,866
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                      17,131,294
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                   58,802,602
                                                                                                  ------------
NET ASSETS                                                                                        $552,741,539
                                                                                                  ============

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $61,706,293 and 3,429,556 shares of beneficial interest outstanding)      $      17.99
--------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $491,035,246 and 27,493,846 shares of beneficial interest outstanding)    $      17.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $5,046)                     $ 2,124,201
--------------------------------------------------------------------------------------
Interest                                                                       233,920
--------------------------------------------------------------------------------------
Portfolio lending fees                                                         228,950
                                                                           -----------
Total investment income                                                      2,587,071

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                              1,677,437
--------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             506,949
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               5,033
Service shares                                                                   5,227
--------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                               3,766
Service shares                                                                  28,326
--------------------------------------------------------------------------------------
Trustees' compensation                                                           3,268
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                        951
--------------------------------------------------------------------------------------
Administration service fees                                                        750
--------------------------------------------------------------------------------------
Other                                                                           26,368
                                                                           -----------
Total expenses                                                               2,258,075

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          328,996

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 17,412,484
Foreign currency transactions                                                   42,052
                                                                           -----------
Net realized gain                                                           17,454,536
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  9,360,728
Translation of assets and liabilities denominated in foreign currencies        124,223
                                                                           -----------
Net change in unrealized appreciation                                        9,484,951

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $27,268,483
                                                                           ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS             YEAR
                                                                                         ENDED            ENDED
                                                                                 JUNE 30, 2006     DECEMBER 31,
                                                                                   (UNAUDITED)             2005
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    328,996     $    128,062
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   17,454,536       13,592,611
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                9,484,951       14,125,091
                                                                                  ------------------------------
Net increase in net assets resulting from operations                                27,268,483       27,845,764

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                     (79,081)              --
Service shares                                                                         (90,296)              --
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                  (1,560,912)      (1,015,976)
Service shares                                                                     (11,399,106)      (4,826,305)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  15,043,608        3,420,313
Service shares                                                                     163,870,931      122,016,957

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                     193,053,627      147,440,753
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                359,687,912      212,247,159
                                                                                  ------------------------------
End of period (including accumulated net investment income of $285,866
and $126,247, respectively)                                                       $552,741,539     $359,687,912
                                                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                            JUNE 30, 2006                                                            DECEMBER 31,
NON-SERVICE SHARES                            (UNAUDITED)         2005          2004          2003          2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 17.18      $ 16.05       $ 13.44       $  9.31       $ 11.05          $ 11.09
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .03 1        .04 1         .01 1        (.03)         (.01)              -- 2
Net realized and unrealized gain (loss)              1.35         1.51          2.60          4.16         (1.73)            (.04)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                     1.38         1.55          2.61          4.13         (1.74)            (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                 (.03)          --            --            --            --               --
Distributions from net realized gain                 (.54)        (.42)           --            --            --               --
                                                  ---------------------------------------------------------------------------------
Total dividends and distributions to
shareholders                                         (.57)        (.42)           --            --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 17.99      $ 17.18       $ 16.05       $ 13.44       $  9.31          $ 11.05
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   8.03%        9.92%        19.42%        44.36%       (15.75)%          (0.36)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $61,706      $44,820       $38,636       $27,551       $19,577          $18,514
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $55,332      $39,708       $30,871       $20,271       $20,505          $15,307
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         0.34%        0.23%         0.06%        (0.30)%       (0.09)%          (0.01)%
Total expenses                                       0.77%        0.81% 5       0.83% 5       1.01% 5       1.00% 5          1.05% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                48%         110%          147%          130%          121%             213%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                           JUNE 30, 2006                                                             DECEMBER 31,
SERVICE SHARES                               (UNAUDITED)          2005           2004          2003          2002          2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  17.06      $  15.97       $  13.40      $   9.29      $  11.05        $  10.61
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .01 2          -- 2,3       (.02) 2       (.02)         (.01)             -- 3
Net realized and unrealized gain (loss)             1.33          1.51           2.59          4.13         (1.75)            .44
                                                -----------------------------------------------------------------------------------
Total from investment operations                    1.34          1.51           2.57          4.11         (1.76)            .44
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                  -- 3          --             --            --            --              --
Distributions from net realized gain                (.54)         (.42)            --            --            --              --
                                                -----------------------------------------------------------------------------------
Total dividends and distributions to
shareholders                                        (.54)         (.42)            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  17.86      $  17.06       $  15.97      $  13.40      $   9.29        $  11.05
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                  7.89%         9.71%         19.18%        44.24%       (15.93)%          4.15%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $491,036      $314,868       $173,612      $ 62,660      $  6,111        $    108
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $409,964      $221,324       $112,279      $ 25,018      $  2,228        $     26
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                        0.12%         0.02%         (0.14)%       (0.43)%       (0.26)%         (0.34)%
Total expenses                                      1.01%         1.04%          1.06%         1.23%         1.21%           1.19%
Expenses after payments and waivers
and reduction
to custodian expenses                               1.01%         1.04%          1.06%         1.23%         1.19%           1.19%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               48%          110%           147%          130%          121%            213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had no estimated capital loss carryforward available for federal income tax purposes. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $2,735 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $2,735.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $1,282 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class.

Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2006        YEAR ENDED DECEMBER 31, 2005
                                                   SHARES             AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            1,017,074       $ 18,638,206           951,013      $ 15,158,198
Dividends and/or distributions reinvested          91,722          1,639,993            65,759         1,015,976
Redeemed                                         (287,561)        (5,234,591)         (815,388)      (12,753,861)
                                                -----------------------------------------------------------------
Net increase                                      821,235       $ 15,043,608           201,384      $  3,420,313
                                                =================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            9,385,895       $170,265,186         9,011,249      $144,257,571
Dividends and/or distributions reinvested         639,766         11,362,246           313,963         4,826,305
Redeemed                                         (989,824)       (17,756,501)       (1,735,515)      (27,066,919)
                                                -----------------------------------------------------------------
Net increase                                    9,035,837       $163,870,931         7,589,697      $122,016,957
                                                =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                           PURCHASES                SALES
        -----------------------------------------------------------------
        Investment securities         $  372,651,353        $ 220,152,815


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             ----------------------------------------------
             Up to $200 million of net assets         0.75%
             Next $200 million of net assets          0.72
             Next $200 million of net assets          0.69
             Next $200 million of net assets          0.66
             Over $800 million of net assets          0.60
             ----------------------------------------------

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $10,082 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                               ACQUISITION                    VALUATION AS OF        UNREALIZED
SECURITY                             DATES            COST      JUNE 30, 2006      APPRECIATION
------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.            1/18/05         $34,507           $ 81,641           $47,134
Tusk Energy Corp.                 11/15/04          38,148             65,829            27,681
                                                   --------------------------------------------
                                                   $72,655           $147,470           $74,815
                                                   ============================================


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $125,564,114, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $127,598,358 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



OPPENHEIMER CORE BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING        EXPENSES
                                    ACCOUNT        ACCOUNT       PAID DURING
                                    VALUE          VALUE         6 MONTHS ENDED
                                    (1/1/06)       (6/30/06)     JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00      $  995.20     $3.87
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00       1,020.93      3.92
--------------------------------------------------------------------------------
Service shares Actual                1,000.00         993.50      5.50
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00       1,019.29      5.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Non-Service shares           0.78%
---------------------------------------
Service shares               1.11
--------------------------------------------------------------------------------


                        5 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.8%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.503%,
11/25/35 1                                         $    960,000   $     961,095
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.327%, 4/20/08 1                      640,000         640,472
--------------------------------------------------------------------------------
Argent Securities, Inc., Home
Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2,
5.803%, 5/25/34 1                                     3,130,000       3,148,554
Series 2006-W5, Cl. A2B,
5.423%, 5/26/36 1                                     1,230,000       1,230,743
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3,
3.58%, 1/15/09                                        2,250,000       2,202,797
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2005-B, Cl. AF1,
4.05%, 3/26/35                                           80,062          79,785
Series 2005-C, Cl. AF1,
4.196%, 6/25/35                                         501,742         499,303
Series 2005-D, Cl. AF1,
5.04%, 10/25/35                                       1,272,617       1,262,910
Series 2005-D, Cl. AV2,
5.593%, 10/25/35 1                                    1,920,000       1,922,238
Series 2006-A, Cl. AV2,
5.423%, 5/16/36 1                                     1,540,000       1,540,930
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                     310,000         291,713
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc., CMO Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 1                                     1,990,792       1,966,297
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 2                    1,520,000       1,547,081
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1,
5.693%, 2/25/33 1                                        35,747          35,801
Series 2005-7, Cl. AF1B,
4.317%, 11/25/35 1                                      557,952         555,333
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                       670,000         663,246
Series 2005-17, Cl. 1AF1,
5.523%, 5/25/36 1                                     1,199,686       1,201,252
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                                       440,000         435,433

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables:
Series 2005-FF10, Cl. A3, 5.533%,
11/25/35 1                                         $  2,840,000   $   2,843,198
Series 2006-FF5, Cl. 2A1, 5.373%,
5/15/36 1                                               931,995         932,559
Series 2006-FF9, Cl. 2A2, 7/7/36 1,3                    630,000         630,000
Series 2006-FF10, Cl. A3, 5.413%,
7/25/36 1                                             1,240,000       1,240,000
--------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan
Pass-Through Certificates, Series
2005-3, Cl. A1, 5.527%, 1/20/35 1                     1,120,756       1,122,460
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Asset-Backed Pass-Through
Certificates, Series 2005-4,
Cl. 2A1B, 5.17%,
10/25/35                                              1,206,365       1,197,297
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 4                                             3,185,258       3,213,257
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Home Equity Receivables, Series
2005-WMC6, Cl. A2B, 5.583%,
7/25/35 1                                               770,000         772,072
--------------------------------------------------------------------------------
NC Finance Trust, CMO, Home
Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%,
1/25/29 4                                             3,370,016         707,703
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable
Obligations, Series 2005-B, Cl. A2,
4.03%, 4/15/08                                          613,337         612,410
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%,
7/1/36 1                                              2,080,000       2,080,000
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%,
11/10/34 1                                              620,000         615,240
Series 2005-1, Cl. AF2, 3.914%,
5/25/35 1                                               450,000         444,447
Series 2005-2, Cl. AF2, 4.415%,
4/25/35 1                                               730,000         720,501
Series 2005-6, Cl. A3, 5.68%,
1/25/36 1                                               690,000         680,877


                        6 | OPPENHEIMER CORE BOND FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  Continued
--------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity
Asset-Backed Pass-Through
Certificates:
Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                     $  1,500,000   $   1,486,272
Series 2006-RS4, Cl. A1,
5.163%, 7/25/36 1                                       840,000         840,000
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1,
5.383%, 4/25/36 1                                     1,082,143       1,082,875
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Asset-Backed Securities:
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                               2,666,265       2,281,196
Series 2003-25XS, Cl. A4, 4.51%,
8/25/33                                                 120,629         120,077
--------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                                 1,740,000       1,779,115
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates:
Series 2004-2, Cl. AI1B,
2.94%, 9/25/18 1                                        270,583         269,801
Series 2006-2, Cl. A2, 5.45%, 7/7/36 1                1,230,000       1,230,000
                                                                  --------------
Total Asset-Backed Securities
(Cost $49,710,573)                                                   47,086,340

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--68.7%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.7%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.5%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                           735,808         749,281
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                        11,808,703      11,169,208
5%, 8/1/33                                            4,709,191       4,420,584
5%, 7/1/36 3                                          2,538,000       2,370,649
6%, 7/1/17-10/1/29                                   10,305,859      10,265,794
6.50%, 4/1/18-4/1/34                                  1,735,410       1,754,723
7%, 5/1/29-3/1/35                                     9,173,900       9,402,418
8%, 4/1/16                                              865,916         915,909
9%, 8/1/22-5/1/25                                       247,702         265,520
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series
3138, Cl. PA, 5.50%, 2/15/27                          6,677,887       6,637,598

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2195, Cl. LH, 6.50%, 10/15/29               $  1,740,757   $   1,754,962
Series 2326, Cl. ZP, 6.50%, 6/15/31                     602,716         610,535
Series 2500, Cl. FD, 5.699%, 3/15/32 1                  438,663         442,619
Series 2526, Cl. FE, 5.599%, 6/15/29 1                  673,270         676,957
Series 2551, Cl. FD, 5.481%, 1/15/33 1                  522,902         529,142
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Pass-Through Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                                              43,829          43,737
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.583%, 6/1/26 5                   766,802         186,568
Series 183, Cl. IO, 11.406%, 4/1/27 5                 1,135,683         285,863
Series 184, Cl. IO, 17.356%, 12/1/26 5                1,256,269         301,738
Series 192, Cl. IO, 16.117%, 2/1/28 5                   299,439          71,084
Series 200, Cl. IO, 15.003%, 1/1/29 5                   358,410          88,511
Series 206, Cl. IO, (7.643)%, 12/1/29 5                 762,751         195,689
Series 2003-118, Cl. S,
11.815%, 12/25/33 5                                   4,098,930         396,275
Series 2130, Cl. SC, 0.276%, 3/15/29 5                  816,180          45,014
Series 2796, Cl. SD, 3.291%, 7/15/26 5                1,291,906          73,825
Series 2920, Cl. S, (0.636)%, 1/15/35 5               4,903,502         163,273
Series 3000, Cl. SE, (0.768)%, 7/15/25 5              5,448,481         112,143
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.272%,
6/1/26 6                                                312,406         244,533
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/1/19                                           394,365         373,741
5%, 6/1/18-3/1/34                                     8,002,289       7,651,065
5%, 7/1/36 3                                         31,102,000      29,080,370
5%, 11/1/33 7                                         2,228,328       2,093,768
5.50%, 1/1/33-1/1/34                                 25,353,483      24,467,165
5.50%, 7/1/21-7/1/36 3                               40,410,000      38,959,909
6%, 5/1/29-11/1/32                                    5,522,167       5,462,601
6%, 7/1/21-7/1/36 3                                  18,825,000      18,728,416
6.50%, 3/1/11-11/1/31                                 9,518,091       9,620,579
6.50%, 7/1/36 3                                       7,277,000       7,315,655
7%, 11/1/17-7/1/35                                    5,609,833       5,753,608
7.50%, 1/1/08-4/1/08                                      8,439           8,488
7.50%, 1/1/33 4                                          32,200          33,423
8%, 5/1/17                                               11,024          11,533
8.50%, 7/1/32                                            84,152          90,589


                        7 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19              $     79,900   $      85,786
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  1,730,555       1,760,178
Trust 1998-58, Cl. PC,
6.50%, 10/25/28                                       1,437,433       1,460,670
Trust 2001-70, Cl. LR, 6%, 9/25/30                      419,105         418,960
Trust 2001-72, Cl. NH, 6%, 4/25/30                      201,427         201,122
Trust 2001-74, Cl. PD, 6%, 5/25/30                       83,671          83,422
Trust 2002-77, Cl. WF,
5.652%, 12/18/32 1                                      787,043         794,305
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                 3,964,000       3,798,794
Trust 2004-101, Cl. BG, 5%, 1/25/20                   1,908,000       1,815,972
Trust 2005-100, Cl. BQ,
5.50%, 11/25/25                                       1,120,000       1,045,724
Trust 2006-50, Cl. KS,
4.684%, 6/25/36 1                                     1,349,274       1,142,260
Trust 2006-50, Cl. SK,
4.684%, 6/25/36 1                                       562,666         498,058
Trust 2006-57, Cl. PA,
5.50%, 8/25/27                                        4,486,891       4,453,816
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 15.989%, 6/1/23 5                   2,474,251         559,021
Trust 240, Cl. 2, 17.776%, 9/1/23 5                   2,928,501         737,483
Trust 252, Cl. 2, 10.09%, 11/1/23 5                   1,926,711         475,554
Trust 273, Cl. 2, 16.613%, 8/1/26 5                     577,887         136,632
Trust 303, Cl. IO, (3.954)%, 11/1/29 5                  331,197          88,667
Trust 319, Cl. 2, 12.37%, 2/1/32 5                      524,884         139,913
Trust 321, Cl. 2, 7.306%, 4/1/32 5                    5,786,003       1,546,827
Trust 329, Cl. 2, 10.71%, 1/1/33 5                    2,558,968         680,906
Trust 331, Cl. 9, 8.134%, 2/1/33 5                    1,382,809         342,979
Trust 334, Cl. 17, 16.815%, 2/1/33 5                    946,749         240,790
Trust 344, Cl. 2, 9.523%, 12/1/33 5                   4,561,750       1,210,138
Trust 2002-47, Cl. NS,
1.932%, 4/25/32 5                                     1,546,374         122,437
Trust 2002-51, Cl. S, 2.057%, 8/25/32 5               1,419,577         112,206

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S,
11.78%, 11/25/31 5                                 $  2,402,837   $     205,714
Trust 2001-81, Cl. S,
5.531%, 1/25/32 5                                       608,800          44,186
Trust 2002-52, Cl. SD,
(0.844)%, 9/25/32 5                                   1,700,532         123,246
Trust 2002-77, Cl. SH,
5.839%, 12/18/32 5                                      731,018          62,714
Trust 2002-84, Cl. SA,
12.859, 12/25/32 5                                    2,083,045         173,441
Trust 2003-4, Cl. S,
12.602%, 2/25/33 5                                    1,393,818         135,216
Trust 2003-33, Cl. SP,
14.996%, 5/25/33 5                                    2,139,700         220,140
Trust 2004-54, Cl. DS,
(1.633)%, 11/25/30 5                                  1,192,120          50,039
Trust 2005-6, Cl. SE,
0.164%, 2/25/35 5                                     3,357,615         118,032
Trust 2005-19, Cl. SA,
(0.572)%, 3/25/35 5                                  12,461,553         435,440
Trust 2005-40, Cl. SA,
(0.408)%, 5/25/35 5                                   2,815,609          92,735
Trust 2005-71, Cl. SA,
5.83%, 8/25/25 5                                      3,451,980         132,106
Trust 2006-33, CL. SP,
16.252%, 5/25/36 5                                    4,648,516         312,322
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security, Trust
1993-184, Cl. M, 5.329%, 9/25/23 6                      681,783         529,981
                                                                  --------------
                                                                    230,412,994

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage
Assn.:
7%, 1/15/09-5/15/09                                      25,191          25,611
8.50%, 8/15/17-12/15/17                                 337,640         360,269
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB,
(4.709)%, 1/16/27 5                                   1,284,458          62,657
Series 2002-15, Cl. SM,
(7.383)%, 2/16/32 5                                   1,512,594          73,949
Series 2004-11, Cl. SM,
(6.58)%, 1/17/30 5                                    1,093,873          52,668
                                                                  --------------
                                                                        575,154


                        8 | OPPENHEIMER CORE BOND FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-AGENCY--11.0%
--------------------------------------------------------------------------------
COMMERCIAL--9.6%
Asset Securitization Corp.,
Commercial Interest-Only Stripped
Mtg.-Backed Security, Series
1997-D4, Cl. PS1, 4.194%, 4/14/29 5                $ 39,939,607   $     955,323
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6,
Cl. A3, 7.694%, 11/13/29 1                            1,200,000       1,226,484
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                       2,100,000       2,011,916
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                        1,897,447       1,871,134
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                        1,435,409       1,429,129
Series 2005-E, Cl. 2A2,
4.977%, 6/25/35 1                                       256,405         255,844
--------------------------------------------------------------------------------
Capital Lease Funding
Securitization LP, Interest-Only
Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1,
7.29%, 6/22/24 5                                     19,766,409         745,387
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc., CMO, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                                 460,000         456,255
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO, Series 2005-J3,
Cl. 3A1, 6.50%, 9/25/34                               2,787,013       2,792,312
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust, CMO, Series
2006-AB2, Cl. A7, 5.961%, 5/1/36                      2,923,219       2,913,535
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust, CMO, Series
2006-AB3, Cl. A7, 6.36%, 4/25/08                        910,000         910,000
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.619%, 4/29/39 1,2                              404,375         404,880
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg.
Obligations, Series 2005-C3, Cl. A2,
4.853%, 7/10/45                                       1,190,000       1,156,407
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29 7                      632,308         637,742

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                    $  1,460,000   $   1,399,548
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                       1,290,000       1,260,941
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                         510,000         489,389
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                       1,720,000       1,659,198
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                      1,430,000       1,390,176
--------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO,
6.392%, 2/18/30 5                                    16,297,680         360,650
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 4                                       319,410         236,363
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  2,200,553       2,180,693
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1               2,321,760       2,299,691
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO
Asset-Backed Pass-Through
Certificates:
Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                        1,116,757       1,104,789
Series 2006-QS5, Cl. A2,
6%, 4/25/08                                           3,380,242       3,368,658
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
(4.78)%, 5/18/32 5                                  300,687,468         794,386
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                               2,520,000       2,443,402
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 1                                     1,189,740       1,187,134
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.513%, 1/25/35 1                     382,781         381,117
                                                                  --------------
                                                                     38,322,483


                        9 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
OTHER--0.3%
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B,
59.422%, 10/23/17 5                                $     15,049   $       3,305
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 6.867%, 10/23/17 6                 22,273          20,030
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO
Pass-Through Certificates, Series
2005-AR8, Cl. 2AB1, 5.573%, 7/25/45 1                 1,446,596       1,448,697
                                                                  --------------
                                                                      1,472,032

--------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                        3,311,898       3,304,655
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B, 5.55%,
1/25/36                                               1,115,810       1,101,081
                                                                  --------------
                                                                      4,405,736
                                                                  --------------

Total Mortgage-Backed Obligations
(Cost $280,262,921)                                                 275,188,399

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.6%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
5.125%, 4/18/11                                       4,760,000       4,690,604
6.625%, 9/15/09                                       4,775,000       4,941,796
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
6%, 5/15/11                                           1,815,000       1,856,061
6.625%, 9/15/09 7,8                                   2,260,000       2,338,171
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds,
Series A, 6.79%, 5/23/12                              2,486,000       2,644,433
--------------------------------------------------------------------------------
U.S. Treasury Bonds,
8.875%, 8/15/17                                         630,000         822,298
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 5/15/09-5/31/11 7                             4,251,000       4,215,044
5.125%, 5/15/16 7                                       896,000         895,230
                                                                  --------------
Total U.S. Government Obligations
(Cost $23,004,144)                                                   22,403,637

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--32.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.5%
--------------------------------------------------------------------------------
AUTOMOBILES--2.2%
DaimlerChrysler North America
Holdings Corp., 7.30% Nts., 1/15/12                $  1,930,000   $   2,010,674
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                          650,000         594,155
9.75% Sr. Unsec. Nts., 9/15/10 2,7                    3,510,000       3,422,959
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31 7                                   1,660,000       1,599,719
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 2                                            1,115,000       1,091,882
                                                                  --------------
                                                                      8,719,389

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts., 9/1/09                         2,060,000       2,140,223
--------------------------------------------------------------------------------
Hilton Hotels Corp.,
8.25% Sr. Unsec. Nts., 2/15/11                        1,475,000       1,553,411
--------------------------------------------------------------------------------
Hyatt Equities LLC,
6.875% Nts., 6/15/07 2                                1,965,000       1,977,114
--------------------------------------------------------------------------------
MGM Mirage, Inc.,
6% Sr. Sec. Nts., 10/1/09                             1,665,000       1,627,538
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
7% Sr. Unsec. Unsub. Nts., 10/15/07                     545,000         552,701
--------------------------------------------------------------------------------
Yum! Brands, Inc.,
7.70% Sr. Nts., 7/1/12                                1,335,000       1,437,649
                                                                  --------------
                                                                      9,288,636

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Beazer Homes USA, Inc.,
6.875% Sr. Unsec. Nts., 7/15/15 7                     1,150,000       1,052,250
--------------------------------------------------------------------------------
Centex Corp.,
4.875% Sr. Unsec. Nts., 8/15/08                       1,230,000       1,202,487
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 7                     1,200,000       1,122,754
6.125% Nts., 1/15/14 7                                1,035,000         985,826
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
6.50% Sr. Nts., 1/15/14 7                             1,725,000       1,561,125
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14 7                                        1,445,000       1,277,708
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec.
Nts., 3/1/09                                          1,490,000       1,544,483
--------------------------------------------------------------------------------
Pulte Homes, Inc.,
4.875% Nts., 7/15/09                                  1,670,000       1,612,078
                                                                  --------------
                                                                     10,358,711


                       10 | OPPENHEIMER CORE BOND FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--3.9%
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                        $  1,005,000   $   1,045,451
--------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                             1,370,000       1,346,707
--------------------------------------------------------------------------------
Cox Communications, Inc.,
4.625% Unsec. Nts., 1/15/10                           2,375,000       2,267,213
--------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                          875,000         857,500
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13 7                      1,200,000       1,095,758
7.875% Sr. Nts., 7/15/09                                480,000         499,333
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc.,
4.625% Nts., 6/15/12                                    860,000         797,701
--------------------------------------------------------------------------------
TCI Communications, Inc.,
9.80% Sr. Unsec. Debs., 2/1/12                        2,210,000       2,552,243
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                              1,825,000       2,070,607
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts.,
Series E, 10/6/08                                     1,115,000       1,098,157
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.50% Sr. Unsec. Nts., 10/15/07 7                     1,915,000       1,851,370
                                                                  --------------
                                                                     15,482,040

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                        1,455,000       1,478,981
--------------------------------------------------------------------------------
May Department Stores Co.,
7.90% Unsec. Debs., 10/15/07                            785,000         801,330
                                                                  --------------
                                                                      2,280,311

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   1,315,000       1,323,432
9.393% Unsub. Nts., 12/15/08 1                          466,000         501,452
--------------------------------------------------------------------------------
Limited Brands, Inc.,
6.125% Sr. Unsec. Nts., 12/1/12 7                     2,025,000       1,991,446
                                                                  --------------
                                                                      3,816,330

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Ahold Finance USA, Inc.,
6.25% Sr. Unsec. Unsub. Nts., 5/1/09                  1,610,000       1,597,925
--------------------------------------------------------------------------------
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31 7                         1,795,000       1,626,764
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                        1,500,000       1,652,415
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec.
Unsub. Nts., 2/1/13                                   2,065,000       1,984,971
--------------------------------------------------------------------------------
Safeway, Inc.,
6.50% Sr. Unsec. Nts., 3/1/11                         2,035,000       2,058,724
                                                                  --------------
                                                                      8,920,799

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Tyson Foods, Inc.,
7.25% Sr. Unsec. Nts., 10/1/06                     $    395,000   $     396,208
--------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------
OIL & GAS--2.5%
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                        1,140,000       1,170,624
--------------------------------------------------------------------------------
Kinder Morgan, Inc.,
6.50% Sr. Unsec. Nts., 9/1/12                         1,665,000       1,584,034
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                2,835,000       2,948,400
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2               3,133,333       3,065,772
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 2                   1,293,306       1,196,081
                                                                  --------------
                                                                      9,964,911

--------------------------------------------------------------------------------
FINANCIALS--9.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            3,135,000       2,931,777
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
5% Sr. Unsub. Nts., Series C, 2/3/14                  1,110,000       1,039,517
                                                                  --------------
                                                                      3,971,294

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
Barclays Bank plc,
6.278% Perpetual Bonds 9                              2,720,000       2,374,614
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 2,9                                   2,600,000       2,336,168
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 1                               2,100,000       2,007,602
--------------------------------------------------------------------------------
National City Bank,
6.20% Sub. Nts., 12/15/11                               178,000         181,842
--------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                   2,485,000       2,403,475
--------------------------------------------------------------------------------
Wachovia Bank NA,
5.60% Sub. Nts., 3/15/16                              1,085,000       1,053,948
                                                                  --------------
                                                                     10,357,649

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                   1,885,000       2,045,777
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32 7                                         890,000         919,152
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub.
Nts., 10/1/15                                         2,195,000       2,052,496
                                                                  --------------
                                                                      5,017,425


                       11 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--2.6%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                    $  1,470,000   $   1,280,715
7.125% Sr. Unsec. Nts., 6/15/09                       1,050,000       1,081,181
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                         1,006,000         892,871
--------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35                                               1,170,000       1,047,168
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                    1,020,000       1,020,193
6.25% Sr. Unsec. Nts., 11/15/11                         105,000         106,795
--------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 2                    2,055,000       2,445,658
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                    2,035,000       2,445,282
                                                                  --------------
                                                                     10,319,863

--------------------------------------------------------------------------------
REAL ESTATE--1.6%
EOP Operating LP,
8.10% Unsec. Nts., 8/1/10                             1,925,000       2,071,804
--------------------------------------------------------------------------------
iStar Financial, Inc.,
5.15% Sr. Unsec. Nts., 3/1/12                         2,215,000       2,108,545
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625%
Sr. Unsec. Unsub. Nts., 6/15/07                       2,225,000       2,216,073
                                                                  --------------
                                                                      6,396,422

--------------------------------------------------------------------------------
HEALTH CARE--0.4%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
HCA, Inc., 5.50% Sr. Unsec. Nts., 12/1/09             1,680,000       1,627,344
--------------------------------------------------------------------------------
INDUSTRIALS--0.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BAE Systems Holdings, Inc.,
4.75% Nts., 8/15/10 2                                 2,060,000       1,975,643
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp.,
9.75% Sr. Unsec. Nts., 1/15/09                        1,405,000       1,506,863
--------------------------------------------------------------------------------
MATERIALS--0.5%
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
MeadWestvaco Corp.,
6.85% Unsec. Unsub. Nts., 4/1/12                      1,930,000       1,966,504
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                        1,545,000       1,702,159

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
British Telecommunications plc,
8.875% Bonds, 12/15/30                             $  1,015,000   $   1,250,939
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                            245,000         265,580
--------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35 7                                 1,155,000       1,008,032
7.25% Sr. Unsec. Unsub. Nts.,
12/1/10                                               1,010,000       1,058,731
                                                                  --------------
                                                                      5,285,441

--------------------------------------------------------------------------------
UTILITIES--3.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
FirstEnergy Corp., 7.375%
Sr. Unsub. Nts., Series C, 11/15/31                   1,865,000       2,006,809
--------------------------------------------------------------------------------
Mission Energy Holding Co.,
13.50% Sr. Sec. Nts., 7/15/08                         1,070,000       1,198,400
                                                                  --------------
                                                                      3,205,209

--------------------------------------------------------------------------------
ENERGY TRADERS--0.6%
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 1                      1,180,000       1,218,350
--------------------------------------------------------------------------------
TXU Energy Co.,
6.125% Nts., 3/15/08                                  1,430,000       1,432,727
                                                                  --------------
                                                                      2,651,077

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B, 9/1/10                      1,990,000       2,073,727
--------------------------------------------------------------------------------
Dominion Resources, Inc.,
8.125% Sr. Unsub. Nts., 6/15/10                       1,950,000       2,094,495
--------------------------------------------------------------------------------
NiSource Finance Corp.,
7.875% Sr. Unsec. Nts., 11/15/10                      2,138,000       2,289,400
--------------------------------------------------------------------------------
PSEG Funding Trust I,
5.381% Nts., 11/16/07                                 1,835,000       1,822,391
                                                                  --------------
                                                                      8,280,013
                                                                  --------------
Total Corporate Bonds and Notes
(Cost $135,603,788)                                                 131,788,082

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 10 (Cost $14,872)                            5,408           1,839


                       12 | OPPENHEIMER CORE BOND FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.5%
--------------------------------------------------------------------------------
Undivided interest of 0.41% in joint repurchase
agreement (Principal Amount/Value
$2,439,041,000, with a maturity value of
$2,440,006,454) with UBS Warburg LLC, 4.75%,
dated 6/30/06, to be repurchased at $10,087,992
on 7/3/06, collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $10,084,000)                                 $ 10,084,000   $  10,084,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $498,680,298)                         486,552,297

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED--5.1%
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.6%
Money Market Securities Trust,
Series A, 5.27%, 7/17/06 11                           1,000,000       1,000,000
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.38%, 9/15/06 11                                     1,500,000       1,500,000
                                                                  --------------
                                                                      2,500,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
Undivided interest of 1.78% in joint
repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of
$1,000,444,375) with Bank of America NA,
5.3325%, dated 6/30/06, to be repurchased at
$17,817,147 on 7/3/06, collateralized by U.S.
Agency Mortgages, 5%, 6/1/35,
with a value of $1,020,000,000 11                    17,809,233      17,809,233
                                                                  --------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $20,309,233)                                            20,309,233

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $518,989,531)                                       126.6%    506,861,530
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (26.6)   (106,395,353)
                                                   -----------------------------
NET ASSETS                                                100.0%  $ 400,466,177
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,463,238 or 4.86% of the Fund's net assets as of June 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $4,190,746, which represents 1.05% of the Fund's net assets. See Note 8 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,467,192 or 3.36% of the Fund's net assets as of June 30, 2006.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $794,544 or 0.20% of the Fund's net assets as of June 30, 2006.

7. Partial or fully-loaned security. See Note 9 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,069,178. See Note 5 of accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value (cost $518,989,531)--see accompanying
statement of investments                                               $ 506,861,530
-------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                     41,405
-------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $16,624,279 sold on a when-issued
basis or forward commitment)                                              29,054,286
Interest and principal paydowns                                            3,648,587
Shares of beneficial interest sold                                           227,764
Futures margins                                                              108,673
Other                                                                         17,534
                                                                       --------------
Total assets                                                             539,959,779

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Bank overdraft                                                               996,491
-------------------------------------------------------------------------------------
Return of collateral for securities loaned                                20,309,233
-------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                     21,740
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $113,818,432 purchased on a
when-issued basis or forward commitment)                                 117,596,606
Shares of beneficial interest redeemed                                       496,743
Trustees' compensation                                                        14,895
Shareholder communications                                                    11,654
Distribution and service plan fees                                             8,690
Transfer and shareholder servicing agent fees                                  1,852
Other                                                                         35,698
                                                                       --------------
Total liabilities                                                        139,493,602

-------------------------------------------------------------------------------------
NET ASSETS                                                             $ 400,466,177
                                                                       ==============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $      37,966
-------------------------------------------------------------------------------------
Additional paid-in capital                                               441,296,543
-------------------------------------------------------------------------------------
Accumulated net investment income                                          9,832,046
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                    (39,007,000)
-------------------------------------------------------------------------------------
Net unrealized depreciation on investments                               (11,693,378)
                                                                       --------------
NET ASSETS                                                             $ 400,466,177
                                                                       ==============

-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $381,956,562 and 36,204,933
shares of beneficial interest outstanding)                             $       10.55
-------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $18,509,615 and 1,761,423
shares of beneficial interest outstanding)                             $       10.51

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Interest                                                               $  11,031,882
-------------------------------------------------------------------------------------
Fee income                                                                   482,585
-------------------------------------------------------------------------------------
Portfolio lending fees                                                        38,797
                                                                       --------------
Total investment income                                                   11,553,264

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                            1,527,809
-------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                            15,824
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                             5,093
Service shares                                                                 4,964
-------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                            31,933
Service shares                                                                 1,019
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   20,210
-------------------------------------------------------------------------------------
Trustees' compensation                                                         4,597
-------------------------------------------------------------------------------------
Administration service fees                                                      750
-------------------------------------------------------------------------------------
Other                                                                         20,933
                                                                       --------------
Total expenses                                                             1,633,132

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      9,920,132

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               (6,195,593)
Closing and expiration of futures contracts                                  564,460
Foreign currency transactions                                                 11,505
Swap contracts                                                               128,970
                                                                       --------------
Net realized loss                                                         (5,490,658)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                               (6,422,106)
Futures contracts                                                             15,859
Swap contracts                                                                (6,294)
                                                                       --------------
Net change in unrealized depreciation                                     (6,412,541)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (1,983,067)
                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | OPPENHEIMER CORE BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS            YEAR
                                                                                                 ENDED            ENDED
                                                                                         JUNE 30, 2006     DECEMBER 31,
                                                                                           (UNAUDITED)             2005
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   9,920,132    $  21,402,707
------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                           (5,490,658)        (480,546)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                       (6,412,541)      (8,992,109)
                                                                                         -------------------------------
Net increase (decrease) in net assets resulting from operations                             (1,983,067)      11,930,052

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                         (21,803,446)     (24,996,468)
Service shares                                                                                (608,147)        (231,902)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                         (24,979,681)     (60,382,816)
Service shares                                                                               8,088,649        7,684,268

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                             (41,285,692)     (65,996,866)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        441,751,869      507,748,735
                                                                                         -------------------------------
End of period (including accumulated net investment income
of $9,832,046 and $22,323,507, respectively)                                             $ 400,466,177    $ 441,751,869
                                                                                         ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                            YEAR
                                                          ENDED                                                            ENDED
                                                  JUNE 30, 2006                                                     DECEMBER 31,
NON-SERVICE SHARES                                  (UNAUDITED)         2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   11.19     $  11.50     $  11.42     $  11.31     $  11.21     $  11.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .26 1        .51 1        .43 1        .51          .65          .81
Net realized and unrealized gain (loss)                    (.31)        (.23)         .18          .23          .27          .03
Payment from affiliate                                       --           --           --           --          .01           --
                                                      -----------------------------------------------------------------------------
Total from investment operations                           (.05)         .28          .61          .74          .93          .84
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.59)        (.59)        (.53)        (.63)        (.83)        (.88)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   10.55     $  11.19     $  11.50     $  11.42     $  11.31     $  11.21
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
-----------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 2                         (0.48)%       2.59%        5.49%        6.78%        9.02%        7.79%
Total return before payment from affiliate 3                N/A          N/A          N/A          N/A         8.93%         N/A

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 381,956     $430,642     $504,244     $618,234     $724,787     $693,701
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 407,398     $466,033     $552,293     $691,931     $686,932     $638,820
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from affiliate        4.77%        4.56%        3.82%        4.03%        5.91% 3      7.93%
Net investment income after payment from affiliate          N/A          N/A          N/A          N/A         6.07%         N/A
Total expenses                                             0.78%        0.76% 5      0.75% 5      0.73% 5      0.73% 5      0.77% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      69% 6       111% 6        95% 6       101%         157%         186%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2006          $  733,868,285        $  783,879,632
Year Ended December 31, 2005             2,420,041,493         2,423,498,913
Year Ended December 31, 2004             2,841,348,053         2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                YEAR
                                                          ENDED                                               ENDED
                                                  JUNE 30, 2006                                         DECEMBER 31,
SERVICE SHARES                                      (UNAUDITED)         2005         2004         2003       2002 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   11.15     $  11.47     $  11.39     $  11.30     $  10.46
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       .23 2        .47 2        .40 2        .43          .11
Net realized and unrealized gain (loss)                    (.30)        (.22)         .18          .28          .72
Payment from affiliate                                       --           --           --           --          .01
                                                      ------------------------------------------------------------------
Total from investment operations                           (.07)         .25          .58          .71          .84
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.57)        (.57)        (.50)        (.62)          --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   10.51     $  11.15     $  11.47     $  11.39     $  11.30
                                                      ==================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 3                         (0.65)%       2.33%        5.22%        6.56%        8.03%
Total return before payment from affiliate 4                N/A          N/A          N/A          N/A         7.94%

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  18,510     $ 11,110     $  3,505     $  3,835     $  2,435
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  12,805     $  7,213     $  3,002     $  3,903     $    834
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income before payment from affiliate        4.45%        4.29%        3.55%        3.73%        4.37% 4
Net investment income after payment from affiliate          N/A          N/A          N/A          N/A         5.04%
Total expenses                                             1.11%        1.03% 6      0.99% 6      0.98% 6      0.98% 6,7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      69% 8       111% 8        95% 8       101%         157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

8. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2006          $  733,868,285       $   783,879,632
Year Ended December 31, 2005             2,420,041,493         2,423,498,913
Year Ended December 31, 2004             2,841,348,053         2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $113,818,432 of securities issued on a when-issued basis or forward commitment and sold


                       19 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

$16,624,279 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                       20 | OPPENHEIMER CORE BOND FUND/VA

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $38,491,057 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $3,057,550 and unused capital loss carryforwards as follows:

                       EXPIRING
                       -------------------------
                       2010         $ 29,885,554
                       2013               57,295
                                    ------------
                       Total        $ 29,942,849
                                    ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $494 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                       21 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                                        SHARES             AMOUNT         SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   488,240    $     5,246,564      1,220,400    $    13,663,072
Dividends and/or distributions reinvested            2,058,871         21,803,446      2,291,152         24,996,468
Redeemed                                            (4,826,707)       (52,029,691)    (8,857,827)       (99,042,356)
                                                    ----------------------------------------------------------------
Net decrease                                        (2,279,596)   $   (24,979,681)    (5,346,275)   $   (60,382,816)
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   792,542    $     8,407,802        767,551    $     8,537,370
Dividends and/or distributions reinvested               57,590            608,147         21,295            231,902
Redeemed                                               (85,315)          (927,300)       (97,717)        (1,085,004)
                                                    ----------------------------------------------------------------
Net increase                                           764,817    $     8,088,649        691,129    $     7,684,268
                                                    ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                                        PURCHASES          SALES
  ------------------------------------------------------------------------------
  Investment securities                              $205,551,403   $232,242,161
  U.S. government and government agency obligations    48,087,434     55,995,947
  To Be Announced (TBA) mortgage-related securities   733,868,285    783,879,632

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

  FEE SCHEDULE
  -------------------------------------------------
  Up to $200 million of net assets            0.75%
  Next $200 million of net assets             0.72
  Next $200 million of net assets             0.69
  Next $200 million of net assets             0.66
  Next $200 million of net assets             0.60
  Over $1 billion of net assets               0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $9,996 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                       22 | OPPENHEIMER CORE BOND FUND/VA

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                EXPIRATION         NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                 DATES         CONTRACTS     JUNE 30, 2006    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    9/20/06               299   $    31,890,219       $    64,826
U.S. Treasury Nts., 5 yr.          9/29/06               208        21,508,500           (64,652)
                                                                                     ------------
                                                                                             174
                                                                                     ------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       9/7/06                74        10,915,007            61,155
U.S. Treasury Nts., 2 yr.          9/29/06               563       114,165,844           290,852
U.S. Treasury Nts., 10 yr.         9/20/06               209        21,915,609            62,777
                                                                                     ------------
                                                                                         414,784
                                                                                     ------------
                                                                                     $   414,958
                                                                                     ============


                       23 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                         NOTIONAL AMOUNT             ANNUAL
                                                                         RECEIVED BY THE           INTEREST          UNREALIZED
                                                                               FUND UPON          RATE PAID        APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                   CREDIT EVENT        BY THE FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                  Weyerhaeuser Co.                               $2,010,000              0.580%            $  (160)
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Arrow Electronics, Inc.                         2,010,000              0.790                (659)
                               Arrow Electronics, Inc.                         1,000,000              0.770                 872
                               Belo Corp.                                      1,170,000              0.650               4,454
                               Belo Corp.                                        655,000              0.670               1,925
                               Belo Corp.                                      1,295,000              0.675               3,524
                               Federated Department Stores, Inc.               2,005,000              0.445              (2,583)
                                                                                                                        --------
                                                                                                                        $ 7,373
                                                                                                                        ========

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                         NOTIONAL AMOUNT             ANNUAL
                                                                             PAID BY THE           INTEREST          UNREALIZED
                                                                               FUND UPON      RATE RECEIVED        APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                   CREDIT EVENT        BY THE FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                               Allied Waste North America, Inc.               $  630,000               2.00%           $ (2,671)
                               Allied Waste North America, Inc.                  990,000               2.00              (4,198)
                               General Motors Acceptance Corp.                   465,000               2.30              (1,023)
                               General Motors Corp.                              640,000               6.40                 (83)
                               General Motors Corp.                              380,000               6.40                 (49)
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Countrywide Home Loans, Inc.                    1,270,000               0.40              (5,734)
                               Countrywide Home Loans, Inc.                      765,000               0.42              (2,290)
                               General Motors Acceptance Corp.                 1,355,000               3.15              13,873
                               Hyundai Motor Manufacturing Alabama LLC           875,000               0.40                 (65)
                               J.C. Penney Corp., Inc.                         2,005,000               0.61              (2,225)
                                                                                                                       ---------
                                                                                                                       $ (4,465)
                                                                                                                       =========


                       24 | OPPENHEIMER CORE BOND FUND/VA

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                   NOTIONAL     TERMINATION        UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                                         AMOUNT           DATES      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
                                Received or paid monthly. The Counterparty
                                pays the Fund a Floating Payment which is the
                                sum of the Notional Amount, the Lehman
                                Brothers CMBS Index Spread and the Financial
                                Spread on the initial Notional Amount for the
                                Swap Interest Accrual Period. In addition,
                                the Counterparty, pays the Fund the Total
                                Return Amount if it is a positive value for a
                                given Index Period. If it is a negative, the
                                Fund pays the Counterparty the absolute value
                                of the Total Return Amount for a given Index
Deutsche Bank AG                Period, on each Payment Date.                        $3,900,000         12/1/06          $  7,960
----------------------------------------------------------------------------------------------------------------------------------
                                Received or paid monthly. If the Carry
                                Amount, plus the Spread Return Amount (Spread
                                Change times Duration times Notional Amount),
                                is positive, the Counterparty pays the Fund.
                                The payment is based on the Carry Amount
                                which is the Spread on the Lehman Brothers
                                CMBS AAA 8.5+ Index as of the close of one
                                Business Day prior to the Period End Day plus
                                15 basis points times the Notional Amount
                                times the Day Count Basis. If it is negative,
Lehman Brothers Special         the Fund pays the Counterparty the absolute
Financing, Inc.                 value of the Spread Return Amount.                    4,310,000         12/1/06             8,797
                                                                                                                         ---------
                                                                                                                         $ 16,757
Abbreviation is as follows:                                                                                              =========
CMBS                            Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion


                       25 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. SECURITIES LENDING Continued

of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $21,339,381, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $20,309,233 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       26 | OPPENHEIMER CORE BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       27 | OPPENHEIMER CORE BOND FUND/VA



OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                        BEGINNING    ENDING       EXPENSES
                                        ACCOUNT      ACCOUNT      PAID DURING
                                        VALUE        VALUE        6 MONTHS ENDED
                                        (1/1/06)     (6/30/06)    JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual               $1,000.00    $1,023.80    $3.77
--------------------------------------------------------------------------------
Non-Service shares Hypothetical          1,000.00     1,021.08     3.77
--------------------------------------------------------------------------------
Service shares Actual                    1,000.00     1,022.90     5.08
--------------------------------------------------------------------------------
Service shares Hypothetical              1,000.00     1,019.79     5.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares         0.75%
------------------------------------
Service shares             1.01
--------------------------------------------------------------------------------

                      5 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--85.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--31.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10            $   800,000    $      790,000
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 1                                              200,000           135,000
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                1,250,000         1,165,625
9% Sr. Unsec. Nts., 7/1/15                            445,000           427,200
--------------------------------------------------------------------------------
Keystone Automotive Operations,
Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13             200,000           190,000
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12             900,000           868,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%
Sr. Sec. Nts., Series B, 7/15/13                    1,500,000         1,651,875
--------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr.
Sub. Nts., 6/15/13                                    400,000           396,000
--------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                           800,000           657,000
8.25% Sr. Unsec. Nts., 8/1/10                       1,800,000         1,692,000
                                                                 ---------------
                                                                      7,973,200

--------------------------------------------------------------------------------
AUTOMOBILES--3.7%
Ford Motor Co., 7.45% Bonds,
7/16/31                                               800,000           582,000
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                2,200,000         2,036,175
5.80% Sr. Unsec. Nts., 1/12/09                      1,200,000         1,096,901
7.375% Nts., 10/28/09                               2,700,000         2,498,027
9.473% Nts., 4/15/12 2                              2,730,000         2,775,460
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                3,490,000         3,333,571
7.25% Nts., 3/2/11                                    500,000           485,223
8% Bonds, 11/1/31                                   2,610,000         2,515,220
--------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                   600,000           534,000
8.375% Sr. Unsec. Debs., 7/15/33                      500,000           405,000
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                             490,000           504,700
10.50% Sr. Sub. Nts., 1/1/16 3                      1,970,000         2,098,050
                                                                 ---------------
                                                                     18,864,327

--------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12%
Sr. Sub. Nts., 12/15/13 3                             895,000           899,475
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/
Education Management Corp.,
10.25% Sr. Sub. Nts., 6/1/16 3                        830,000           830,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.3%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                            $ 1,300,000    $    1,309,750
--------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08                                         940,000           925,900
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                               450,000           473,625
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                       1,200,000         1,263,000
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts.,
8/1/13 3                                            1,140,000         1,083,000
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub.
Nts., 7/1/11                                          875,000           912,188
--------------------------------------------------------------------------------
French Lick Resorts & Casino LLC,
10.75% First Mtg. Nts., 4/15/14 3                   1,310,000         1,260,875
--------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                500,000           471,250
8% Sr. Nts., 11/15/13                                 700,000           702,625
--------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 3                          1,435,000         1,521,100
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                              917,000           917,000
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                       950,000           901,313
9% Sr. Sub. Nts., 3/15/12                             600,000           629,250
--------------------------------------------------------------------------------
Kerzner International Ltd., 6.75%
Sr. Unsec. Sub. Nts., 10/1/15                         280,000           293,650
--------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                          41,000            43,358
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                      800,000           833,000
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Nts., 4/1/13 3                              510,000           488,963
8.375% Sr. Unsec. Sub. Nts., 2/1/11                 3,600,000         3,708,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                    800,000           826,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                  440,000           416,350
6.375% Sr. Sub. Nts., 7/15/09                         800,000           783,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                  915,000           866,963
8% Sr. Sub. Nts., 4/1/12                            1,700,000         1,736,125
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts.,
7/15/14                                               800,000           790,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                       1,000,000         1,042,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                1,500,000         1,530,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                    145,000           135,938
6.875% Sr. Sub. Nts., 12/1/11                         150,000           147,375
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                       2,250,000         2,266,875
--------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375%
Sr. Nts., 6/15/14 3                                   610,000           633,638


                      6 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                           $   957,000    $      875,655
9.75% Sr. Nts., 4/15/13                             1,350,000         1,247,063
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875% Sr. Nts., 5/1/12            1,500,000         1,573,125
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                  2,400,000         2,244,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                   480,000           450,000
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                             2,200,000         2,125,750
--------------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                       1,000,000         1,093,750
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                             1,100,000         1,050,500
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                 2,100,000         1,989,750
                                                                 ---------------
                                                                     41,562,204

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                              500,000           502,500
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                               300,000           330,895
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                   900,000           825,750
8.875% Sr. Sub. Nts., 4/1/12                          800,000           800,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                        150,000           156,188
9.50% Sr. Unsec. Sub. Nts., 2/15/11                   350,000           366,188
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14                                         460,000           462,300
--------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                               650,000           617,500
9.25% Sr. Sub. Nts., 4/15/12                          700,000           699,125
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11              500,000           520,000
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                          800,000           754,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                               800,000           772,000
                                                                 ---------------
                                                                      6,806,446

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
Nts., 2/1/13                                          845,000           823,875
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub.
Nts., 12/15/12                                        700,000           775,138
--------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%
Sr. Nts., 3/1/14 3                                    275,000           267,438
                                                                 ---------------
                                                                      1,866,451

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--13.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 1                  $   360,000    $      194,400
8.125% Sr. Nts., Series B, 7/15/03 1                  575,000           316,250
8.375% Sr. Nts., Series B, 2/1/08 1                 1,000,000           555,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 1              1,000,000           580,000
10.875% Sr. Unsec. Nts., 10/1/10 1                  1,000,000           550,000
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                  700,000           696,500
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                     1,050,000           967,313
9.50% Sr. Unsec. Sub. Nts., 2/1/11                    192,000           189,600
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                  900,000           801,000
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                    1,200,000         1,125,000
--------------------------------------------------------------------------------
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 3                            625,000           603,125
--------------------------------------------------------------------------------
Charter Communications Holdings II
LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Nts., 9/15/10 3                          1,145,000         1,150,725
10.25% Sr. Unsec. Nts., 9/15/10                       600,000           604,500
--------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts.,
Second Lien, 4/30/14 3                              4,850,000         4,880,313
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec.
Sub. Nts., 2/1/13                                     400,000           422,000
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 4                               2,700,000         2,106,000
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                    1,500,000         1,492,500
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                    1,700,000         1,708,500
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                              800,000           850,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                               700,000           729,750
9.875% Sr. Sub. Nts., 8/15/13                       1,172,000         1,276,009
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 4                   500,000           423,750
0%/9% Unsec. Disc. Nts., 11/15/13 4                   500,000           423,750
8% Unsec. Nts., 11/15/13                            3,950,000         3,989,500
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index,
8.625% Pass-Through Certificates,
Series 6-T1, 6/29/11 3                              2,000,000         1,965,000
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                       500,000           471,250
7.125% Sr. Nts., 2/1/16 3                             800,000           774,000


                      7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Emmis Operating Co., 6.875% Sr.
Unsec. Sub. Nts., 5/15/12                         $ 1,200,000    $    1,182,000
--------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                          610,000           561,200
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                                        500,000           522,500
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                1,872,000         1,740,960
7.25% Sr. Unsec. Sub. Nts., 1/1/13                    200,000           196,500
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                         785,000           720,238
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12%
Sr. Disc. Nts., 8/15/14 4                           2,200,000         1,581,250
--------------------------------------------------------------------------------
Mediacom Broadband LLC/
Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                              280,000           270,200
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts., 1/15/13                 957,000           957,000
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                        1,400,000         1,232,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                  800,000           732,000
--------------------------------------------------------------------------------
Paxson Communications Corp.,
11.318% Sr. Sec. Nts., 1/15/13 2,3                  1,165,000         1,173,738
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                1,100,000           990,000
8.875% Sr. Unsec. Nts., 5/15/11                     1,157,000         1,116,505
--------------------------------------------------------------------------------
Quebecor World Capital Corp.,
8.75% Sr. Nts., 3/15/16 3                             460,000           422,050
--------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3                    4,135,000         3,824,875
6.875% Sr. Disc. Nts.,
Series A-2, 1/15/13 3                               2,960,000         2,738,000
6.875% Sr. Nts., 1/15/13                            2,700,000         2,497,500
8.875% Sr. Nts., Series A-3, 1/15/16 3              2,755,000         2,792,881
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 3                   1,000,000         1,102,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                           800,000           833,000
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 3                              900,000           949,500
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                    3,700,000         3,774,000
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                         1,400,000         1,431,500
10.875% Sr. Unsec. Nts.,
Series B, 6/15/09                                     400,000           396,000
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50%
Sr. Disc. Nts., 12/15/14 4                          2,365,000         1,714,625
                                                                 ---------------
                                                                     65,298,257

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25%
Sr. Nts., 3/15/14 3                               $ 2,600,000    $    2,424,500
--------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                             1,645,000         1,727,250
10.375% Sr. Sub. Nts., 10/15/15 3                     625,000           667,188
                                                                 ---------------
                                                                      4,818,938

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                             600,000           597,000
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Unsec. Sub. Nts., 1/15/14                  400,000           378,000
--------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec.
Sub. Nts., 10/15/14                                   550,000           489,500
--------------------------------------------------------------------------------
Linens `N Things, Inc., 10.702%
Sr. Sec. Nts., 1/15/14 2,3                          1,335,000         1,271,588
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75%
Sr. Sub. Nts., 11/1/11                                750,000           795,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                           350,000           350,000
                                                                 ---------------
                                                                      3,881,088

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3             1,075,000         1,134,125
--------------------------------------------------------------------------------
Levi Strauss & Co.:
9.74% Sr. Unsec. Unsub. Nts., 4/1/12 2              1,100,000         1,124,750
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                 755,000           758,775
--------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11                               500,000           502,500
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec.
Nts., 4/15/15                                         975,000           911,625
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                 800,000           841,000
                                                                 ---------------
                                                                      5,272,775

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                500,000           516,250
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Jean Coutu Group (PJC), Inc. (The),
8.50% Sr. Sub. Nts., 8/1/14                         2,100,000         1,942,500
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts.,
5/31/09 1,5                                           476,601                --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                          900,000           909,000
9.50% Sr. Sec. Nts., 2/15/11                          450,000           469,125
                                                                 ---------------
                                                                      3,320,625


                      8 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15               $   350,000    $      326,375
8.625% Sr. Sub. Nts., 12/15/12                      1,000,000         1,035,000
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                               687,000           659,520
8.875% Sr. Unsec. Nts., 3/15/11                       146,000           137,605
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr.
Unsec. Sub. Nts., 10/1/11                           1,200,000         1,158,000
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
Escrow Shares, 3/15/10 5                            1,000,000            46,040
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                  925,000           934,250
8% Sr. Nts., Series B, 10/15/09                       900,000           913,500
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625%
Sr. Sub. Nts., 4/15/11 [EUR]                        1,000,000         1,349,398
                                                                 ---------------
                                                                      6,559,688

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr.
Unsec. Sub. Nts., 12/15/12                            900,000           837,000
--------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub.
Nts., 4/15/14 3                                       920,000           951,050
                                                                 ---------------
                                                                      1,788,050

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Elizabeth Arden, Inc., 7.75% Sr.
Unsec. Sub. Nts., 1/15/14                           1,150,000         1,135,625
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                            1,000,000         1,040,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                 1,295,000         1,354,894
                                                                 ---------------
                                                                      3,530,519

--------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr.
Sec. Nts., 6/1/13 3                                 2,265,000         2,225,363
--------------------------------------------------------------------------------
ENERGY--7.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Basic Energy Services, Inc.,
7.125% Sr. Nts., 4/15/16 3                            455,000           425,425
--------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub.
Nts., 4/15/11 2                                       400,000           407,000
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr.
Unsec. Sub. Nts., 12/15/10                            700,000           728,000
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50%
Sr. Sec. Nts., Series A, 9/1/08                       221,000           227,630
--------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 3                 545,000           516,388
--------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts.,
2/15/14 3                                             460,000           476,100
--------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                   800,000           802,000
                                                                 ---------------
                                                                      3,582,543

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--7.2%
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                            $   900,000    $      866,250
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Nts., 12/15/15 3                           450,000           450,563
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                       550,000           512,875
6.875% Sr. Unsec. Nts., 1/15/16                     1,520,000         1,444,000
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc.,
7.75% Sr. Unsec. Nts., 8/1/13                         195,000           180,375
--------------------------------------------------------------------------------
Compton Petroleum Finance Corp.,
7.625% Sr. Nts., 12/1/13                            1,400,000         1,344,000
--------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr.
Nts., 3/1/16 3                                        275,000           275,000
--------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                             1,300,000         1,272,375
7.875% Sr. Unsec. Nts., 6/15/12                     3,207,000         3,279,158
--------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                  350,000           355,250
--------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                       3,000,000         3,037,500
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14            1,000,000         1,007,500
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr.
Unsec. Nts., 8/1/14                                   850,000           833,000
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec.
Nts., 10/1/11                                         450,000           433,125
--------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts., 3/1/16                       1,165,000         1,182,475
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                              400,000           396,000
--------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%
Sr. Unsec. Sub. Nts., 9/1/14                        1,300,000         1,244,750
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific
Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                  195,000           190,125
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                      1,200,000         1,185,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                              600,000           594,000
--------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                  200,000           186,250
7.875% Sr. Sub. Nts., 5/1/13 3                        440,000           443,300
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                              1,000,000         1,093,728
--------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                        1,515,000         1,427,888
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                         445,000           412,738
7.375% Sr. Sub. Nts., 7/15/13                         400,000           399,000
7.50% Sr. Sub. Nts., 5/15/16                          445,000           441,663


                      9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                               $ 1,100,000    $    1,060,940
8% Sr. Unsub. Nts., 3/1/32                            500,000           519,153
8.875% Sr. Nts., 3/15/10                              700,000           742,877
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                  860,000           867,525
8.25% Sr. Unsec. Sub. Nts., 12/15/11 5              1,300,000         1,319,500
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 3                                             950,000           921,500
--------------------------------------------------------------------------------
Teekay Shipping Corp.,
8.875% Sr. Nts., 7/15/11                              375,000           394,688
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                   965,000           970,433
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                             515,000           491,825
6.625% Sr. Nts., 11/1/15 3                            515,000           490,538
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 3                             635,000           611,188
8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                     200,000           221,500
--------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                           800,000           772,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                    200,000           192,500
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                   150,000           150,750
8.75% Unsec. Nts., 3/15/32                          1,400,000         1,529,500
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08 5                                 300,000           297,000
                                                                 ---------------
                                                                     36,041,305

--------------------------------------------------------------------------------
FINANCIALS--3.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                       1,900,000         2,066,250
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12%
Sr. Unsec. Sub. Nts., Series B, 9/30/08 5           1,550,000         1,170,250
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                       691,000           694,455
8% Sr. Nts., 6/15/11                                  825,000           845,625
                                                                 ---------------
                                                                      4,776,580

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 5              517,000           555,775
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Affinia Group, Inc., 9% Sr. Unsec.
Sub. Nts., 11/30/14                                   270,000           246,375
--------------------------------------------------------------------------------
BCP Crystal US Holdings Corp.,
9.625% Sr. Sub. Nts., 6/15/14                       1,560,000         1,700,400
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal
US Sub 3 Corp., 0%/10.50% Sr.
Unsec. Disc. Nts., Series B, 10/1/14 4              1,600,000         1,260,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Dow Jones CDX High Yield Index,
8.125% Pass-Through Certificates,
Series 6-T3, 6/29/11 3                            $ 4,500,000    $    4,415,625
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec.
Sub. Nts., 4/1/15                                     865,000           787,150
--------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3            3,540,000         3,420,525
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                        270,000           272,700
9.899% Sr. Unsec. Nts., 5/1/10 2                      270,000           280,125
                                                                 ---------------
                                                                     12,382,900

--------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 8.50% Sr. Nts.,
6/1/11 2                                              837,000           891,405
--------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts.,
Series O, 3/15/15                                   1,025,000           968,625
                                                                 ---------------
                                                                      1,860,030

--------------------------------------------------------------------------------
HEALTH CARE--5.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts., 4/1/14 3                         455,000           436,800
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                          600,000           585,000
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                      800,000           836,000
                                                                 ---------------
                                                                      1,421,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
AmeriPath, Inc., 10.50% Sr. Unsec.
Sub. Nts., 4/1/13                                     700,000           737,625
--------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                  900,000           858,375
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                       890,000           849,950
7.25% Sr. Unsec. Sub. Nts., 3/15/15                 1,910,000         1,843,150
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                          600,000           630,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                    500,000           524,375
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                       1,600,000         1,628,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                            400,000           420,500
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                        800,000           756,417
6.375% Nts., 1/15/15                                  700,000           652,084
8.75% Sr. Nts., 9/1/10                              2,800,000         2,965,942
--------------------------------------------------------------------------------
HEALTHSOUTH Corp.,
10.75% Sr. Nts., 6/15/16 3                          1,755,000         1,728,675


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                     $   185,000    $      177,138
6.875% Sr. Sub. Nts., 12/15/15                        285,000           272,175
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Unsec. Sub. Nts., 7/15/15                             485,000           477,119
--------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr.
Unsec. Sub. Nts., 4/1/12                              600,000           502,500
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr.
Unsec. Sub. Nts., 2/1/15                            2,475,000         2,165,625
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                              774,000           694,665
7.375% Nts., 2/1/13                                    57,000            52,298
9.875% Sr. Nts., 7/1/14                             2,200,000         2,211,000
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts.,
11/15/13                                              270,000           263,925
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                           650,000           679,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14                  650,000           708,500
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 4                 1,760,000         1,249,600
                                                                 ---------------
                                                                     23,048,888

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals
International, Inc., 7% Sr.
Nts., 12/15/11                                        800,000           764,000
--------------------------------------------------------------------------------
INDUSTRIALS--6.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts., 4/1/16                           910,000           878,150
--------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec.
Sub. Nts., 5/1/11                                      57,000            59,280
--------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                               735,000           714,788
6.875% Sr. Unsec. Sub. Nts., 11/1/13                  300,000           290,250
7.625% Sr. Sub. Nts., 2/1/18                          320,000           320,000
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                         684,000           641,250
6.125% Sr. Unsec. Sub. Nts., 1/15/14                1,100,000         1,050,500
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                  1,280,000         1,228,800
7.625% Sr. Sub. Nts., 6/15/12                         500,000           510,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                              580,000           619,150
11% Sr. Sub. Nts., 2/15/13                            454,000           498,265
                                                                 ---------------
                                                                      6,810,433

--------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec.
Nts., 2/1/09 1,5                                    1,575,000            70,875

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Associated Materials, Inc., 9.75% Sr.
Sub. Nts., 4/15/12                                $   700,000    $      700,000
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Unsec. Sub. Nts., 12/15/12               1,060,000         1,017,600
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%
Sr. Sec. Nts., 7/1/10                                 544,000           577,320
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                                   600,000           583,500
                                                                 ---------------
                                                                      2,878,420

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                               225,000           216,000
7.375% Sr. Sec. Nts., Series B, 4/15/14             2,250,000         2,148,750
9.25% Sr. Sec. Debs., Series B, 9/1/12                283,000           301,395
--------------------------------------------------------------------------------
American Pad & Paper Co.,
13% Sr. Sub. Nts., Series B, 11/15/05 1,5             200,000                --
--------------------------------------------------------------------------------
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.:
7.576% Sr. Nts., 5/15/14 2,3                          180,000           180,450
7.75% Sr. Nts., 5/15/16 3                             455,000           439,075
--------------------------------------------------------------------------------
Cenveo Corp., 7.875%
Sr. Sub. Nts., 12/1/13                                900,000           882,000
--------------------------------------------------------------------------------
Comforce Operating, Inc.,
12% Sr. Nts., Series B, 12/1/07                       750,000           754,688
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                   890,000           841,050
7.50% Sr. Nts., 5/1/11                                500,000           506,250
                                                                 ---------------
                                                                      6,269,658

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75%
Sec. Nts., 7/15/12                                    650,000           663,000
--------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                     100,000            87,750
--------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10                              500,000           532,500
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                              400,000           424,000
                                                                 ---------------
                                                                      1,707,250

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp.,
10.25% Sr. Sub. Nts., 3/1/16 3                      1,175,000         1,133,875
--------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                  250,000           231,563
                                                                 ---------------
                                                                      1,365,438


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc.,
7.125% Sr. Nts., 3/1/14 3                         $   730,000    $      700,800
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 3                             600,000           573,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc.,
8.375% Sr. Unsec. Nts., 5/15/15                       740,000           759,425
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                              150,000           147,750
10.50% Sr. Sub. Nts., 8/1/12                          520,000           566,800
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11                       1,700,000         1,585,250
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                             1,000,000           980,000
--------------------------------------------------------------------------------
Wolverine Tube, Inc.,
7.375% Sr. Nts., 8/1/08 3                             650,000           529,750
                                                                 ---------------
                                                                      5,842,775

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                        500,000           502,500
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                           150,000           138,750
7.50% Sr. Unsec. Nts., 11/1/13                        928,000           904,800
9.625% Sr. Nts., 12/1/12                            1,100,000         1,174,250
                                                                 ---------------
                                                                      2,720,300

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Interline Brands, Inc.,
8.125% Sr. Sub. Nts., 6/15/14                         175,000           175,438
--------------------------------------------------------------------------------
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                           5,000,000         4,593,750
                                                                 ---------------
                                                                      4,769,188

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                   473,000           482,460
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Loral Skynet Corp.,
14% Sr. Sec. Nts., 11/21/15 6                         198,000           228,690
--------------------------------------------------------------------------------
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                         2,900,000         2,479,500
--------------------------------------------------------------------------------
Nortel Networks Ltd.,
9.73% Sr. Nts., 7/15/11 2,3                           435,000           444,788
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 1             1,150,000                12
                                                                 ---------------
                                                                      3,152,990

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                  700,000           721,000

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25%
Sr. Sub. Nts., 11/15/14                           $   300,000    $      282,375
--------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                        470,000           440,625
8.125% Sr. Sub. Nts., 3/1/16                          550,000           539,000
--------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts.,
3/15/16 3                                             240,000           237,600
                                                                 ---------------
                                                                      1,499,600

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,5 [EUR]                   846,550                --
--------------------------------------------------------------------------------
NorthPoint Communications Group,
Inc., 12.875% Nts., 2/15/10 1,5                       240,208                --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,5 [EUR]                                   1,000,000                --
                                                                 ---------------
                                                                             --

--------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                   1,186,000         1,239,370
--------------------------------------------------------------------------------
iPayment Holdings, Inc.,
9.75% Sr. Sub. Nts., 5/15/14 3                        750,000           750,000
--------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr.
Unsec. Sub. Nts., 4/1/13                            1,000,000         1,005,000
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                     930,000           969,525
10.25% Sr. Sub. Nts., 8/15/15 3                     2,090,000         2,170,988
                                                                 ---------------
                                                                      6,134,883

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                      1,655,000         1,692,238
--------------------------------------------------------------------------------
Amkor Technology, Inc.,
7.75% Sr. Nts., 5/15/13                             2,250,000         2,044,688
                                                                 ---------------
                                                                      3,736,926

--------------------------------------------------------------------------------
MATERIALS--10.5%
--------------------------------------------------------------------------------
CHEMICALS--2.4%
Chemtura Corp.,
6.875% Sr. Nts., 6/1/16                               255,000           247,669
--------------------------------------------------------------------------------
Crompton Corp.,
9.875% Sr. Nts., 8/1/12                               800,000           904,000
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                        400,000           415,000
10.125% Sr. Unsec. Nts., 9/1/08                        57,000            60,278
10.625% Sr. Unsec. Nts., 5/1/11                     1,400,000         1,510,250
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc,
10.125% Sr. Unsec. Sub. Nts., 7/1/09                  825,000           841,500


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Huntsman International LLC,
7.875% Sr. Sub. Nts., 1/1/15 2,3                  $   420,000    $      395,850
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                     332,000           372,670
11.625% Sr. Unsec. Nts., 10/15/10                      37,000            41,070
--------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                        57,000            63,698
10.875% Sr. Unsec. Nts., Series B, 6/1/08              11,000            11,770
--------------------------------------------------------------------------------
Ineos Group Holdings plc,
8.50% Nts., 2/15/16 3                               2,110,000         1,986,038
--------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr.
Unsec. Sub. Nts., 8/15/14                             800,000           792,000
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Unsec. Sub. Disc. Nts., 11/15/14 4                750,000           540,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                              34,000            35,105
9.50% Sr. Sec. Nts., 12/15/08                          59,000            60,918
9.625% Sr. Sec. Nts., Series A, 5/1/07              1,000,000         1,020,000
10.50% Sr. Sec. Nts., 6/1/13                          800,000           884,000
11.125% Sr. Sec. Nts., 7/15/12                        300,000           327,000
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                         400,000           394,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                 291,000           312,461
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp., 9.50% Sr. Nts., 12/1/12 3              955,000           988,425
                                                                 ---------------
                                                                     12,203,702

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
NTK Holdings, Inc., 0%/10.75%
Sr. Disc. Nts., 3/1/14 4                            2,420,000         1,763,575
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18                  910,000           850,850
--------------------------------------------------------------------------------
Crown Americas, Inc.,
7.75% Sr. Nts., 11/15/15 3                            760,000           752,400
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.,
9.875% Sr. Unsec. Sub. Nts., 10/15/14               2,600,000         2,587,000
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                             1,000,000         1,002,500
9.50% Sr. Sub. Nts., 8/15/13                          500,000           497,500
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                  350,000           315,000
8.25% Sr. Unsec. Nts., 10/1/12                      2,550,000         2,403,375
--------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                              800,000           828,000
--------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                          500,000           506,250
8.25% Sr. Unsec. Nts., 5/15/13                      1,657,000         1,669,428
8.75% Sr. Sec. Nts., 11/15/12                       1,350,000         1,412,438
8.875% Sr. Sec. Nts., 2/15/09                         300,000           310,500
--------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec.
Nts., 6/15/09 1,6                                     540,268           587,541

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Solo Cup Co., 8.50% Sr. Sub.
Nts., 2/15/14                                     $ 2,250,000    $    1,957,500
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                               850,000           807,500
9.75% Sr. Unsec. Nts., 2/1/11                         601,000           620,532
--------------------------------------------------------------------------------
Stone Container Finance Co. of
Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                               300,000           267,000
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 3                                             290,000           321,900
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub.
Nts., 6/15/12                                       2,300,000         2,116,000
                                                                 ---------------
                                                                     19,813,214

--------------------------------------------------------------------------------
METALS & MINING--2.4%
AK Steel Corp., 7.75% Sr.
Unsec. Nts., 6/15/12                                1,107,000         1,090,395
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr.
Unsec. Nts., 8/15/14                                1,000,000         1,005,000
--------------------------------------------------------------------------------
Gibraltar Industries, Inc.,
8% Sr. Sub. Nts., 12/1/15 3                         1,075,000         1,075,000
--------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                       700,000           759,500
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                   300,000           323,250
--------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                         1,364,000         1,505,882
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                           800,000           856,000
--------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                        614,000           661,585
--------------------------------------------------------------------------------
Northwest Pipeline Corp.,
8.125% Sr. Nts., 3/1/10                               200,000           209,000
--------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 2,3          1,915,000         1,847,975
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                               1,300,000         1,365,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                               400,000           412,500
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                               505,000           540,350
10.75% Sr. Nts., 8/1/08                               389,000           420,120
                                                                 ---------------
                                                                     12,071,557

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of Canada,
8.375% Sr. Unsec. Sub. Nts., 4/1/15                 1,200,000         1,101,000
--------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                    600,000           571,500
8.85% Unsec. Bonds, 8/1/30                            500,000           425,000
--------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                              380,000           385,700


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                           $   350,000    $      334,250
--------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                    800,000           700,000
--------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 1,5                1,700,000         1,105,000
--------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts.,
10/1/15 3,6 [EUR]                                     307,825           404,059
--------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                               620,000           554,900
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14 5                    1,000,000           900,000
--------------------------------------------------------------------------------
Tembec Industries, Inc.,
7.75% Sr. Nts., 3/15/12                               490,000           252,350
                                                                 ---------------
                                                                      6,733,759

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
AT&T Corp., 9.05% Sr. Unsec. Nts.,
11/15/11                                               76,000            80,766
--------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13 3                           3,600,000         3,420,000
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
11.25% Sr. Nts., 6/15/16 3,7                        1,480,000         1,524,400
--------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                           1,500,000         1,496,250
8.625% Sr. Nts., 1/15/15 2                            625,000           629,688
--------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS,
8.875% Sr. Nts., 5/1/16 3                             455,000           469,788
--------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3,7                            1,395,000         1,422,900
9% Sr. Unsec. Nts., 8/15/14                         1,300,000         1,326,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                     900,000           879,750
7.90% Unsec. Nts., 8/15/10                            757,000           757,000
--------------------------------------------------------------------------------
Qwest Communications
International, Inc., 7.25% Sr. Unsec.
Sub. Nts., 2/15/11 2                                  600,000           585,000
--------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec.
Unsub. Nts., 3/15/12 2                              3,200,000         3,392,000
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5          400,000                --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Unsec. Unsub. Nts., 2/15/14               1,950,000         2,008,500
--------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC, 7.75% Sr. Unsec.
Sub. Nts., 2/15/15                                    445,000           461,688
--------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 3,7                           655,000           671,375
8.625% Sr. Nts., 8/1/16 3,7                           655,000           673,013
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,5                        1,000,000                --
                                                                 ---------------
                                                                     19,798,118

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                           $   500,000    $      532,500
11% Sr. Unsec. Nts., 7/31/10                           57,000            62,700
--------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                      2,110,000         2,231,325
--------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                      500,000           501,250
7.50% Sr. Nts., 5/1/12                              1,650,000         1,674,750
--------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 1,5                  1,834,000                --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                    2,200,000         2,326,500
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                         470,000           485,275
--------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                              769,000           759,388
9.318% Sr. Unsec. Nts., 10/15/12 2                    290,000           293,625
--------------------------------------------------------------------------------
IWO Holdings, Inc.,
8.818% Sr. Sec. Nts., 1/15/12 2                       220,000           228,800
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                   4,990,000         5,082,649
--------------------------------------------------------------------------------
Nextel Partners, Inc.,
8.125% Sr. Nts., 7/1/11                               700,000           735,875
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                              900,000           913,500
8% Sr. Sub. Nts., 12/15/12                            600,000           616,500
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                        2,457,000         2,460,071
9.875% Sr. Nts., 2/1/10                               600,000           620,250
--------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                             1,100,000         1,201,750
--------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                            500,000           557,500
                                                                 ---------------
                                                                     21,284,208

--------------------------------------------------------------------------------
UTILITIES--5.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 3                             445,000           438,325
7.75% Sr. Nts., 6/15/16 3                             125,000           123,438
--------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11                  812,000           840,366
--------------------------------------------------------------------------------
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                         3,900,000         4,153,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                       700,000           703,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                           400,000           414,000


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                     $   600,000    $      555,000
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                          157,000           157,785
9.50% Sr. Sec. Nts., 7/15/13                        1,325,000         1,338,250
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75%
Sr. Unsec. Nts., 8/15/17                            1,081,000         1,026,757
                                                                 ---------------
                                                                      9,750,921

--------------------------------------------------------------------------------
ENERGY TRADERS--2.8%
AES Corp. (The), 8.75% Sr. Sec.
Nts., 5/15/13 3                                     1,550,000         1,666,250
--------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 8            769,539           815,711
9.20% Sr. Sec. Bonds, Series B, 11/30/29              500,000           542,500
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11               1,501,000         1,425,950
8.375% Sr. Unsec. Nts., 5/1/16 3                      410,000           405,900
8.75% Sr. Nts., 2/15/12                               424,000           432,480
--------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                       3,100,000         3,076,750
8.50% Sr. Unsec. Nts., 10/1/21                        600,000           565,500
9.125% Sr. Unsec. Nts., 5/1/31                      1,200,000         1,170,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A,
6/30/12                                             1,245,635         1,321,152
--------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%
Sr. Nts., 2/1/16                                    2,740,000         2,678,350
                                                                 ---------------
                                                                     14,100,543

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts.,
5/15/08                                               400,000           399,145
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                               357,000           363,248
7.75% Sr. Nts., 8/1/10                                400,000           408,000
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875%
Sr. Sec. Nts., 11/1/14                                580,000           571,136
                                                                 ---------------
                                                                      1,342,384
                                                                 ---------------

Total Corporate Bonds and Notes
(Cost $437,638,933)                                                 428,306,799

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 5,6                             13,764                --
--------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 3                           885           155,096

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS Continued
--------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 5,6                       498    $           50
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 5,9                                  8,000                --
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 5,9                                342                --
--------------------------------------------------------------------------------
ION Media Networks, Inc.,
14.25% Cum., Non-Vtg. 9                                   228         1,960,958
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum.,
Series A, Non-Vtg. 5,9                                  1,634           325,166
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg. 9                                                 22                66
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375%
Cum., Series B, Non-Vtg. 9                                245           297,063
--------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 3                        10,000         1,377,500
                                                                 ---------------
Total Preferred Stocks
(Cost $4,898,467)                                                     4,115,899

--------------------------------------------------------------------------------
COMMON STOCKS--2.9%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 9                          3,460            84,493
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                            1,550           107,322
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. 9                         8,400            95,424
--------------------------------------------------------------------------------
American Tower Corp. 9                                 19,733           614,091
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                2,060            98,241
--------------------------------------------------------------------------------
Apache Corp.                                            1,580           107,835
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              2,460           101,549
--------------------------------------------------------------------------------
Ashland, Inc.                                           1,642           109,521
--------------------------------------------------------------------------------
ATA Holdings Corp. 5,9                                  3,690            55,350
--------------------------------------------------------------------------------
Avaya, Inc. 9                                           8,611            98,338
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                      1,170            95,765
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                             760           106,461
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       1,430           106,506
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5,9                    2,645                --
--------------------------------------------------------------------------------
Centex Corp.                                            2,181           109,704
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 9                                   8,360           307,648
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                15,390           465,548
--------------------------------------------------------------------------------
Chevron Corp.                                           1,710           106,123
--------------------------------------------------------------------------------
Chubb Corp.                                             2,070           103,293
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                              2,240           105,302
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit
City Group                                              3,420            93,092
--------------------------------------------------------------------------------
Citigroup, Inc.                                           359            17,318
--------------------------------------------------------------------------------
ConocoPhillips                                          1,611           105,569
--------------------------------------------------------------------------------
Countrywide Financial Corp.                             2,660           101,293
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 9                     20,660            41,527


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
CSX Corp.                                               1,520    $      107,069
--------------------------------------------------------------------------------
Cummins, Inc.                                             930           113,693
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       3,973            94,637
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                  3,660           116,571
--------------------------------------------------------------------------------
Dobson Communications
Corp., Cl. A 9                                         43,391           335,412
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                 13,000           507,390
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 9                               4,257            97,145
--------------------------------------------------------------------------------
El Paso Corp.                                          45,000           675,000
--------------------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc., Cl. B                                     1,830           101,400
--------------------------------------------------------------------------------
Globix Corp. 9                                         11,467            56,991
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           670           100,788
--------------------------------------------------------------------------------
Gulfstream Holding, Inc. 5,9                               56                --
--------------------------------------------------------------------------------
Halliburton Co.                                         1,360           100,926
--------------------------------------------------------------------------------
Hess Corp.                                              2,050           108,343
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 5,9                      20,000                --
--------------------------------------------------------------------------------
Huntsman Corp. 5,9                                     19,570           322,005
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 9                                        42,107           197,903
--------------------------------------------------------------------------------
iPCS, Inc. 9                                           10,189           492,129
--------------------------------------------------------------------------------
KB Home                                                 2,040            93,534
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        1,880           130,378
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 9                     1,913            90,772
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                     2,162            95,928
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                          7,577           162,906
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 9                        7,684           158,060
--------------------------------------------------------------------------------
Lincoln National Corp.                                  1,810           102,156
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 9                    12,392           351,437
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 4,184            91,630
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               2,078            92,471
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      1,324           110,289
--------------------------------------------------------------------------------
National City Corp.                                     2,770           100,246
--------------------------------------------------------------------------------
Navistar International Corp. 9                          3,800            93,518
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                  1,940           103,247
--------------------------------------------------------------------------------
NTL, Inc.                                              69,198         1,723,030
--------------------------------------------------------------------------------
Nucor Corp.                                             1,926           104,486
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              1,031           105,729
--------------------------------------------------------------------------------
Office Depot, Inc. 9                                    2,440            92,720
--------------------------------------------------------------------------------
Orbital Sciences Corp. 9                                2,235            36,073
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      1,198            98,428
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 9                           24,040           612,299
--------------------------------------------------------------------------------
Prandium, Inc. 5,9                                     62,829               628
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       3,320            95,583
--------------------------------------------------------------------------------
Quicksilver Resources, Inc. 9                          15,000           552,150

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Reynolds American, Inc.                                   940    $      108,382
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     1,890           110,433
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       1,570           102,223
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 9                                398             5,930
--------------------------------------------------------------------------------
Teco Energy, Inc.                                      20,000           298,800
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,9                                7,500             7,500
--------------------------------------------------------------------------------
TXU Corp.                                               1,760           105,230
--------------------------------------------------------------------------------
United Rentals, Inc. 9                                 36,000         1,151,280
--------------------------------------------------------------------------------
United States Steel Corp.                               1,496           104,900
--------------------------------------------------------------------------------
Valero Energy Corp.                                     1,652           109,891
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              935            31,313
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 5,9                       2,701                27
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 2,250           102,525
--------------------------------------------------------------------------------
Weatherford International Ltd. 9                        1,930            95,767
--------------------------------------------------------------------------------
Western Forest Products, Inc. 9                        85,047           148,564
--------------------------------------------------------------------------------
WRC Media Corp. 5,9                                     1,353                14
--------------------------------------------------------------------------------
XO Holdings, Inc. 9                                     3,538            15,567
                                                                 ---------------
Total Common Stocks (Cost $15,021,258)                               14,560,759

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
ASAT Finance LLC Wts.,
Exp. 11/1/06 5,9                                          500                --
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp.
3/15/10 5,9                                               600                --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 5,9                                         750                --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc.
Wts., Exp. 9/30/08 5,9                                  1,750                --
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 5,9                1,500                --
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts., Exp. 8/1/06 5,9                        16                --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 5,9                                        5,148                --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 5,9                         750                --
--------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 5,9                                    800                --
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,9                     1,000                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 9                                         20,000             6,800
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 9                                           651                 4
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 9                           7,093             6,100
Series B Wts., Exp. 1/16/10 9                           5,319             2,553
Series C Wts., Exp. 1/16/10 9                           5,319             1,862
                                                                 ---------------
Total Rights, Warrants and Certificates (Cost $72,452)                   17,319


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES--0.2%
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index Securities,
Series 2006-1, 7.548%, 5/1/16 5
(Cost $906,337)                                   $   900,000    $      897,876

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.3%
--------------------------------------------------------------------------------
Undivided interest of 1.91% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a maturity
value of $2,440,006,454) with UBS Warburg LLC, 4.75%,
dated 6/30/06, to be repurchased at $46,560,423 on
7/3/06, collateralized by Federal National Mortgage
Assn., 5%-6%, 10/1/35-3/1/36, with
a value of $2,494,907,407
(Cost $46,542,000)                                 46,542,000        46,542,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $505,079,447)                                      98.4%      494,440,652
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           1.6         7,899,515
                                                  ------------------------------
NET ASSETS                                              100.0%   $  502,340,167
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR                   Euro

1. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $85,717,945 or 17.06% of the Fund's net assets as of June 30, 2006.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $7,073,056, which represents 1.41% of the Fund's net assets, of which $322,633 is considered restricted. See Note 7 of accompanying Notes.

6. Interest or dividend is paid-in-kind.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $715,550. See Note 6 of accompanying Notes.

9. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $505,079,447)--see accompanying statement of investments     $ 494,440,652
-------------------------------------------------------------------------------------------------------
Cash                                                                                           793,244
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       9,208,560
Investments sold                                                                             2,873,878
Shares of beneficial interest sold                                                           1,061,714
Futures margins                                                                                 15,360
Other                                                                                           16,670
                                                                                         --------------
Total assets                                                                               508,410,078

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $4,168,933 purchased on a when-issued basis or
forward commitment)                                                                          5,518,794
Shares of beneficial interest redeemed                                                         360,939
Distribution and service plan fees                                                              98,451
Shareholder communications                                                                      63,419
Trustees' compensation                                                                          14,005
Transfer and shareholder servicing agent fees                                                    1,965
Other                                                                                           12,338
                                                                                         --------------
Total liabilities                                                                            6,069,911

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 502,340,167
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $      62,912
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 597,732,067
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           17,791,538
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (102,546,005)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                              (10,700,345)
                                                                                         --------------
NET ASSETS                                                                               $ 502,340,167
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $351,527,917 and 43,956,050 shares of beneficial interest outstanding)  $        8.00
-------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $150,812,250 and 18,956,266 shares of beneficial interest outstanding)  $        7.96


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $4,389)                                    $  20,523,511
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $38)                                            255,570
-------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              48
                                                                                         --------------
Total investment income                                                                     20,779,129

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              1,912,379
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                             195,850
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                               5,121
Service shares                                                                                   5,052
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                              27,518
Service shares                                                                                  11,602
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           5,189
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                        750
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         96
-------------------------------------------------------------------------------------------------------
Other                                                                                           22,359
                                                                                         --------------
Total expenses                                                                               2,185,916

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       18,593,213

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                  3,052,242
Closing and expiration of futures contracts                                                     77,570
Foreign currency transactions                                                                   11,662
                                                                                         --------------
Net realized gain                                                                            3,141,474
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                 (9,522,960)
Translation of assets and liabilities denominated in foreign currencies                        304,076
Futures contracts                                                                              (12,393)
                                                                                         --------------
Net change in unrealized depreciation                                                       (9,231,277)

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  12,503,410
                                                                                         ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS              YEAR
                                                                                          ENDED             ENDED
                                                                                  JUNE 30, 2006      DECEMBER 31,
                                                                                    (UNAUDITED)              2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    18,593,213     $  39,416,355
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     3,141,474         4,793,340
------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                (9,231,277)      (31,729,313)
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                 12,503,410        12,480,382

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                  (28,179,781)      (29,392,362)
Service shares                                                                      (11,514,103)       (8,541,230)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  (14,051,894)      (74,783,236)
Service shares                                                                        3,240,023        27,161,237

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total decrease                                                                      (38,002,345)      (73,075,209)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 540,342,512       613,417,721
                                                                                ----------------------------------
End of period (including accumulated net investment income of $17,791,538
and $38,892,209, respectively)                                                  $   502,340,167     $ 540,342,512
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                              JUNE 30, 2006                                                         DECEMBER 31,
NON-SERVICE SHARES                              (UNAUDITED)         2005          2004          2003         2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    8.44    $    8.80     $    8.61     $    7.51    $    8.54      $    9.27
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29 1        .57 1         .58 1         .60          .58            .84
Net realized and unrealized gain (loss)                (.09)        (.37)          .15          1.09         (.76)          (.62)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                        .20          .20           .73          1.69         (.18)           .22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.64)        (.56)         (.54)         (.59)        (.85)          (.95)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    8.00    $    8.44     $    8.80     $    8.61    $    7.51      $    8.54
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.38%        2.31%         8.97%        23.96%       (2.40)%         1.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 351,528    $ 384,726     $ 479,405     $ 480,112    $ 345,670      $ 344,788
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 374,655    $ 444,477     $ 460,877     $ 396,858    $ 335,894      $ 347,723
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  7.11%        6.79%         6.91%         8.31%        8.29%          9.94%
Total expenses                                         0.75%        0.75% 4       0.75% 4       0.76% 4      0.77% 4        0.79% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  32%          64%           51%           48%          75%            46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                              JUNE 30, 2006                                                         DECEMBER 31,
SERVICE SHARES                                  (UNAUDITED)         2005          2004          2003         2002         2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    8.39    $    8.76     $    8.58     $    7.49     $   8.54       $   8.40
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 2        .55 2         .56 2         .61          .88            .20
Net realized and unrealized gain (loss)                (.09)        (.38)          .15          1.06        (1.08)          (.06)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                        .19          .17           .71          1.67         (.20)           .14
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.62)        (.54)         (.53)         (.58)        (.85)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    7.96    $    8.39     $    8.76     $    8.58     $   7.49       $   8.54
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     2.29%        2.01%         8.73%        23.79%       (2.67)%         1.67%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 150,812    $ 155,617     $ 134,013     $  76,354     $ 17,705       $      3
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 157,952    $ 141,287     $ 101,464     $  41,246     $  5,602       $      2
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  6.87%        6.54%         6.63%         7.84%        8.91%         12.51%
Total expenses                                         1.01%        1.00% 5       1.01% 5       1.04% 5      1.02% 5,6      0.96% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  32%          64%           51%           48%          75%            46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investments in high-yield fixed-income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 0.2% of the Fund's net assets and resulted in unrealized cumulative losses of $8,461.


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $4,168,933 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $4,094,078, representing 0.82% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $101,202,223 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $3,141,474 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $3,158,488 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $178,616 and unused capital loss carryforwards as follows:

               EXPIRING
               -----------------------------
               2006            $     243,089
               2007                4,933,260
               2008               11,572,833
               2009               22,696,701
               2010               56,061,391
               2011                8,529,303
               2012                  128,504
                               -------------
               Total           $ 104,165,081
                               =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $1,996 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                                          SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   2,175,878    $  17,875,363       10,721,772    $  89,596,389
Dividends and/or distributions reinvested              3,544,627       28,179,781        3,524,264       29,392,362
Redeemed                                              (7,348,076)     (60,107,038)     (23,117,209)    (193,771,987)
                                                      --------------------------------------------------------------
Net decrease                                          (1,627,571)   $ (14,051,894)      (8,871,173)   $ (74,783,236)
                                                      ==============================================================

--------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   1,890,348    $  15,513,583        9,211,332    $  76,634,515
Dividends and/or distributions reinvested              1,455,639       11,514,103        1,027,826        8,541,230
Redeemed                                              (2,935,147)     (23,787,663)      (6,989,741)     (58,014,508)
                                                      --------------------------------------------------------------
Net increase                                             410,840    $   3,240,023        3,249,417    $  27,161,237
                                                      ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                           PURCHASES              SALES
         --------------------------------------------------------------
         Investment securities          $147,085,288       $195,322,352


                      26 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               -----------------------------------------------
               Up to $200 million of net assets          0.75%
               Next $200 million of net assets           0.72
               Next $200 million of net assets           0.69
               Next $200 million of net assets           0.66
               Next $200 million of net assets           0.60
               Over $1 billion of net assets             0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $9,985 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                   EXPIRATION      NUMBER OF       VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                     DATE      CONTRACTS         JUNE 30, 2006      DEPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 E-Mini          9/15/06             96            $6,141,120           $62,078

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                         UNREALIZED
                                    ACQUISITION                   VALUATION AS OF      APPRECIATION
SECURITY                                  DATES          COST       JUNE 30, 2006    (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Huntsman Corp.                          7/15/04     $ 132,250           $ 322,005        $  189,755
Prandium, Inc.                  3/19/99-7/19/02       738,000                 628          (737,372)
                                                    ------------------------------------------------
                                                    $ 870,250           $ 322,633        $ (547,617)
                                                    ================================================


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      30 | OPPENHEIMER HIGH INCOME FUND/VA



OPPENHEIMER VALUE FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                       BEGINNING     ENDING       EXPENSES
                                       ACCOUNT       ACCOUNT      PAID DURING
                                       VALUE         VALUE        6 MONTHS ENDED
                                       (1/1/06)      (6/30/06)    JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual              $1,000.00     $1,019.70    $8.70
--------------------------------------------------------------------------------
Non-Service shares Hypothetical         1,000.00      1,016.22     8.69

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

CLASS                  EXPENSE RATIO
------------------------------------
Non-Service shares          1.73%


                          5 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.7%
--------------------------------------------------------------------------------
MEDIA--5.7%
Liberty Global, Inc., Series A                          1,953    $       41,990
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        4,448            91,495
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                   780            14,960
                                                                 ---------------
                                                                        148,445

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Wal-Mart Stores, Inc.                                     880            42,390
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
ConAgra Foods, Inc.                                     2,050            45,326
--------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                      1,690           124,097
--------------------------------------------------------------------------------
ENERGY--9.4%
--------------------------------------------------------------------------------
OIL & GAS--9.4%
BP plc, ADR                                               405            28,192
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       3,080           188,958
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                            450            29,484
                                                                 ---------------
                                                                        246,634

--------------------------------------------------------------------------------
FINANCIALS--32.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.6%
Bear Stearns Cos., Inc. (The)                             185            25,915
--------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                 400             9,128
--------------------------------------------------------------------------------
UBS AG                                                  1,260           138,222
                                                                 ---------------
                                                                        173,265

--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.6%
Wachovia Corp.                                          2,290           123,843
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         745            49,975
                                                                 ---------------
                                                                        173,818

--------------------------------------------------------------------------------
CONSUMER FINANCE--4.6%
Capital One Financial Corp.                             1,400           119,630
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Bank of America Corp.                                   1,680            80,808
--------------------------------------------------------------------------------
INSURANCE--8.0%
Everest Re Group Ltd.                                   1,270           109,944
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                         2,050            71,422
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                       990            27,700
                                                                 ---------------
                                                                        209,066

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.2%
Countrywide Financial Corp.                             1,230            46,838
--------------------------------------------------------------------------------
Freddie Mac                                               630            35,916
                                                                 ---------------
                                                                         82,754

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--5.5%
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.5%
Pfizer, Inc.                                            3,150    $       73,931
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                  1,410            68,667
                                                                 ---------------
                                                                        142,598

--------------------------------------------------------------------------------
INDUSTRIALS--12.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
Rockwell Collins, Inc.                                    200            11,174
--------------------------------------------------------------------------------
United Technologies Corp.                               2,080           131,914
                                                                 ---------------
                                                                        143,088

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Cendant Corp.                                           1,590            25,901
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.0%
Siemens AG, Sponsored ADR                               1,800           156,276
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.3%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hutchinson Technology, Inc. 1                           1,000            21,630
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
eBay, Inc. 1                                            1,000            29,290
--------------------------------------------------------------------------------
SOFTWARE--9.4%
Compuware Corp. 1                                       3,625            24,288
--------------------------------------------------------------------------------
Microsoft Corp.                                         3,300            76,890
--------------------------------------------------------------------------------
Novell, Inc. 1                                          4,950            32,819
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        4,060            76,206
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                   3,290            35,071
                                                                 ---------------
                                                                        245,274

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Dow Chemical Co. (The)                                    290            11,319
--------------------------------------------------------------------------------
Praxair, Inc.                                             475            25,650
                                                                 ---------------
                                                                         36,969

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Cemex SA de CV, Sponsored ADR                             300            17,091
--------------------------------------------------------------------------------
METALS & MINING--0.6%
Phelps Dodge Corp.                                        200            16,432
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
IDT Corp., Cl. B 1                                      1,810            24,960
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
Sprint Nextel Corp.                                     3,820            76,362
--------------------------------------------------------------------------------
UTILITIES--5.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Reliant Energy, Inc. 1                                  1,060            12,699
--------------------------------------------------------------------------------
ENERGY TRADERS--2.0%
AES Corp. (The) 1                                       2,820            52,029


                          6 | OPPENHEIMER VALUE FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.2%
CMS Energy Corp. 1                                      2,140    $       27,692
--------------------------------------------------------------------------------
PG&E Corp.                                                770            30,246
--------------------------------------------------------------------------------
Sempra Energy                                             580            26,375
                                                                 ---------------
                                                                         84,313
                                                                 ---------------
Total Common Stocks (Cost $2,281,201)                                 2,531,145

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
--------------------------------------------------------------------------------
Undivided interest of 0.004% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a
maturity value of $2,440,006,454) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be
repurchased at $87,034 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%,
10/1/35-3/1/36,
with a value of
$2,494,907,407 (Cost $87,000)                    $     87,000            87,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,368,201)                                       100.2%   $    2,618,145
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)           (5,259)
                                                 -------------------------------
NET ASSETS                                              100.0%   $    2,612,886
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $2,368,201)--see accompanying statement of investments    $  2,618,145
---------------------------------------------------------------------------------------------------
Cash                                                                                         1,990
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       3,688
Other                                                                                        5,570
                                                                                      -------------
Total assets                                                                             2,629,393

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        8,776
Legal, auditing and other professional fees                                                  4,591
Trustees' compensation                                                                       2,998
Other                                                                                          142
                                                                                      -------------
Total liabilities                                                                           16,507

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $  2,612,886
                                                                                      =============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $        230
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               2,132,982
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            4,966
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                               224,764
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 249,944
                                                                                      -------------
NET ASSETS--applicable to 229,559 shares of beneficial interest outstanding           $  2,612,886
                                                                                      =============

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE              $      11.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $778)                                  $     27,637
---------------------------------------------------------------------------------------------------
Interest                                                                                     1,367
                                                                                      -------------
Total investment income                                                                     29,004

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                              9,799
---------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                  7,200
---------------------------------------------------------------------------------------------------
Shareholder communications                                                                   2,321
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       1,691
---------------------------------------------------------------------------------------------------
Administration service fees                                                                    750
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    155
---------------------------------------------------------------------------------------------------
Other                                                                                          666
                                                                                      -------------
Total expenses                                                                              22,582

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        6,422

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           195,207
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                      (151,003)

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $     50,626
                                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS             YEAR
                                                                            ENDED            ENDED
                                                                    JUNE 30, 2006     DECEMBER 31,
                                                                      (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                                 $     6,422     $      4,332
---------------------------------------------------------------------------------------------------
Net realized gain                                                         195,207          444,863
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    (151,003)        (281,841)
                                                                      -----------------------------
Net increase in net assets resulting from operations                       50,626          167,354

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income                                           --           (4,318)
---------------------------------------------------------------------------------------------------
Distributions from net realized gain                                           --         (415,306)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase (decrease)                                                  50,626         (252,270)
---------------------------------------------------------------------------------------------------
Beginning of period                                                     2,562,260        2,814,530
                                                                      -----------------------------
End of period (including accumulated net investment income
  (loss) of $4,966 and $(1,456), respectively)                        $ 2,612,886     $  2,562,260
                                                                      =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                          YEAR
                                                              ENDED                                         ENDED
                                                      JUNE 30, 2006                                  DECEMBER 31,
NON-SERVICE SHARES                                      (UNAUDITED)            2005           2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $     11.16     $     12.26      $   12.90      $   10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    .03 2           .02 2         (.01) 2         .03
Net realized and unrealized gain                                .19             .71           1.82           2.87
                                                        ------------------------------------------------------------
Total from investment operations                                .22             .73           1.81           2.90
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             --            (.02)          (.03)            --
Distributions from net realized gain                             --           (1.81)         (2.42)            --
                                                        ------------------------------------------------------------
Total dividends and/or distributions to shareholders             --           (1.83)         (2.45)            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $     11.38     $     11.16      $   12.26      $   12.90
                                                        ============================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             1.97%           5.88%         14.50%         29.00%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $     2,613     $     2,562      $   2,815      $   3,871
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $     2,635     $     2,878      $   3,370      $   3,205
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                   0.49%           0.15%         (0.08)%         0.27%
Total expenses                                                 1.73%           1.78% 5        1.82% 5        1.39% 5
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          51%             86%           100%           120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of June 30, 2006, all of the Non-Service shares were owned by the Manager.

      The Fund currently offers Non-Service shares only. The shares are sold at their offering price, which is the net assetvalue per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                         12 | OPPENHEIMER VALUE FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                         13 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest.

      There were no transactions of beneficial interest for the six months ended June 30, 2006 and the year ended December 31, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                            PURCHASES             SALES
            -----------------------------------------------------------
            Investment securities          $1,360,724        $1,805,218

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            -------------------------------------------------
            Up to $200 million of net assets            0.75%
            Next $200 million of net assets             0.72
            Next $200 million of net assets             0.69
            Next $200 million of net assets             0.66
            Over $800 million of net assets             0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among


                         14 | OPPENHEIMER VALUE FUND/VA
other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         15 | OPPENHEIMER VALUE FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         16 | OPPENHEIMER VALUE FUND/VA



OPPENHEIMER MAIN STREET FUND(R)/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                     BEGINNING     ENDING         EXPENSES
                                     ACCOUNT       ACCOUNT        PAID DURING
                                     VALUE         VALUE          6 MONTHS ENDED
                                     (1/1/06)      (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual            $1,000.00     $1,030.50      $3.33
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00      1,021.52       3.31
--------------------------------------------------------------------------------
Service shares Actual                 1,000.00      1,029.00       4.59
--------------------------------------------------------------------------------
Service shares Hypothetical           1,000.00      1,020.28       4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                       EXPENSE RATIOS
------------------------------------------
Non-Service shares               0.66%
------------------------------------------
Service shares                   0.91
--------------------------------------------------------------------------------

                       5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                            6,900   $      390,333
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                  87,300        7,177,806
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                          7,300          189,800
                                                                 ---------------
                                                                      7,757,939

--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc. 2                                  5,000          242,250
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
CBRL Group, Inc. 2                                       6,600          223,872
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                      5,800          351,480
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                 11,000          182,710
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                12,100          476,740
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                   6,900          170,706
--------------------------------------------------------------------------------
International Game Technology                          128,100        4,860,114
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                4,300          168,560
--------------------------------------------------------------------------------
McDonald's Corp.                                       119,100        4,001,760
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                    89,000        3,631,200
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                                         39,900        2,407,566
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                   4,800          178,080
--------------------------------------------------------------------------------
Wendy's International, Inc.                              8,200          477,978
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                       94,400        4,745,488
                                                                 ---------------
                                                                     21,876,254

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A 2                       11,700          245,817
--------------------------------------------------------------------------------
Black & Decker Corp.                                     7,300          616,558
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                            4,600          168,130
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                   8,000          166,720
--------------------------------------------------------------------------------
Leggett & Platt, Inc. 2                                 15,200          379,696
                                                                 ---------------
                                                                      1,576,921

--------------------------------------------------------------------------------
MEDIA--2.8%
Clear Channel
Communications, Inc. 2                                 272,800        8,443,160
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                  54,400        1,781,056
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                            133,400        2,201,100
--------------------------------------------------------------------------------
Gannett Co., Inc.                                       66,400        3,713,752
--------------------------------------------------------------------------------
Live Nation 1,2                                          8,900          181,204
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                           126,600        6,359,118
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                271,400        5,205,452
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     36,800        3,278,512
--------------------------------------------------------------------------------
Time Warner, Inc.                                      106,400        1,840,720
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                   11,673          418,360

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Walt Disney Co. (The)                                  527,900   $   15,837,000
                                                                 ---------------
                                                                     49,259,434

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Dillard's, Inc., Cl. A 2                                20,100          640,185
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                            27,500          728,750
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                              24,300          593,649
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                    118,800        8,020,188
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        182,900        6,675,850
                                                                 ---------------
                                                                     16,658,622

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
AnnTaylor Stores Corp. 1,2                               8,800          381,744
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                      20,815          446,274
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                  18,100          660,650
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      67,500        3,701,700
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                              13,200          148,368
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit
City Group 2                                            34,000          925,480
--------------------------------------------------------------------------------
Claire's Stores, Inc. 2                                  3,500           89,285
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                               7,400          187,590
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                               11,800          495,600
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        304,000        5,289,600
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 2                               3,700          208,458
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                         4,300          179,525
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                       5,300          184,228
--------------------------------------------------------------------------------
Home Depot, Inc.                                       193,200        6,914,628
--------------------------------------------------------------------------------
Limited Brands, Inc.                                   157,200        4,022,748
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      154,200        9,355,314
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                             13,500          409,050
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                   17,900          738,196
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   181,000        6,878,000
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                   2,700          155,358
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                               1,100           29,887
--------------------------------------------------------------------------------
RadioShack Corp. 2                                       5,300           74,200
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                  9,600          238,656
--------------------------------------------------------------------------------
Staples, Inc.                                           99,550        2,421,056
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    28,500          651,510
--------------------------------------------------------------------------------
Too, Inc. 1                                              8,800          337,832
                                                                 ---------------
                                                                     45,124,937

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc. 2                                   5,000          170,400
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                              3,900          176,514
--------------------------------------------------------------------------------
Liz Claiborne, Inc. 2                                    9,900          366,894
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                              2,100           80,136


                       6 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Skechers U.S.A., Inc., Cl. A 1,2                         6,900   $      166,359
                                                                 ---------------
                                                                        960,303

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                    312,400       13,439,448
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                        39,700        1,276,355
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          252,550       15,163,102
                                                                 ---------------
                                                                     29,878,905

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Costco Wholesale Corp.                                 128,700        7,352,631
--------------------------------------------------------------------------------
Kroger Co. (The)                                       292,100        6,385,306
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                                3,900          177,918
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                           5,300          161,014
--------------------------------------------------------------------------------
Safeway, Inc.                                          217,800        5,662,800
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  178,300        8,588,711
                                                                 ---------------
                                                                     28,328,380

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Campbell Soup Co.                                      110,900        4,115,499
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                    248,100        5,485,491
--------------------------------------------------------------------------------
Dean Foods Co. 1                                        11,400          423,966
--------------------------------------------------------------------------------
Del Monte Foods Co.                                     25,300          284,119
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                        34,800        1,434,456
                                                                 ---------------
                                                                     11,743,531

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                  161,600        9,679,840
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             319,315       17,753,914
                                                                 ---------------
                                                                     27,433,754

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 1                                             6,700          160,197
--------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                     322,500       23,681,175
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                              11,600          595,892
--------------------------------------------------------------------------------
Reynolds American, Inc. 2                               61,800        7,125,540
                                                                 ---------------
                                                                     31,402,607

--------------------------------------------------------------------------------
ENERGY--13.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Grey Wolf, Inc. 1,2                                     13,600          104,720
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                       6,700          369,036
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      199,600       12,995,956
--------------------------------------------------------------------------------
Unit Corp. 1,2                                           4,900          278,761
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                    8,300          428,114
                                                                 ---------------
                                                                     14,176,587

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--13.1%
Anadarko Petroleum Corp.                               199,400   $    9,509,386
--------------------------------------------------------------------------------
Apache Corp.                                           122,600        8,367,450
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                         41,400        2,288,998
--------------------------------------------------------------------------------
Chevron Corp.                                          477,226       29,616,646
--------------------------------------------------------------------------------
Cimarex Energy Co. 2                                    14,000          602,000
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                             9,000          268,740
--------------------------------------------------------------------------------
ConocoPhillips                                         374,683       24,552,977
--------------------------------------------------------------------------------
Devon Energy Corp.                                     176,600       10,668,406
--------------------------------------------------------------------------------
EOG Resources, Inc.                                    119,000        8,251,460
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,092,716       67,038,127
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                         9,400          441,142
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                    19,400          628,560
--------------------------------------------------------------------------------
Hess Corp.                                             150,300        7,943,355
--------------------------------------------------------------------------------
Holly Corp.                                              6,400          308,480
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                       5,000          148,500
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                       152,446       10,572,130
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     131,600       10,962,280
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                             136,026       13,949,466
--------------------------------------------------------------------------------
OMI Corp. 2                                              8,600          186,190
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                      110,500        3,563,558
--------------------------------------------------------------------------------
Pogo Producing Co. 2                                    11,600          534,760
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                              7,200          316,584
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                        6,900          277,725
--------------------------------------------------------------------------------
Sunoco, Inc.                                            92,700        6,423,183
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                     7,300          313,389
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                   61,300        1,069,716
--------------------------------------------------------------------------------
Tesoro Corp. 2                                          14,400        1,070,784
--------------------------------------------------------------------------------
Valero Energy Corp.                                    189,910       12,632,813
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                    10,400          404,456
                                                                 ---------------
                                                                    232,911,261

--------------------------------------------------------------------------------
FINANCIALS--23.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
American Capital Strategies Ltd. 2                      19,600          656,208
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                              64,600        2,885,682
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                       202,200        6,510,840
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                           62,100        8,698,968
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        113,100       17,013,633
--------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                             33,400          597,860
--------------------------------------------------------------------------------
Jefferies Group, Inc. 2                                 19,400          574,822
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                         170,000       11,075,500
--------------------------------------------------------------------------------
Mellon Financial Corp.                                 188,200        6,479,726
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              233,500       16,242,260
--------------------------------------------------------------------------------
Morgan Stanley                                         291,700       18,438,357
--------------------------------------------------------------------------------
Northern Trust Corp.                                     2,800          154,840
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                             2,800          171,388


                       7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Raymond James Financial, Inc. 2                         10,200   $      308,754
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                 116,600        1,863,268
--------------------------------------------------------------------------------
State Street Corp.                                      12,800          743,552
                                                                 ---------------
                                                                     92,415,658

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.5%
BB&T Corp.                                             105,100        4,371,109
--------------------------------------------------------------------------------
Comerica, Inc.                                          21,200        1,102,188
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                             19,100          450,378
--------------------------------------------------------------------------------
KeyCorp                                                 83,400        2,975,712
--------------------------------------------------------------------------------
M&T Bank Corp.                                          36,500        4,304,080
--------------------------------------------------------------------------------
National City Corp.                                    202,800        7,339,332
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                          9,600          289,632
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                      38,400        2,694,528
--------------------------------------------------------------------------------
Regions Financial Corp. 2                                2,905           96,214
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    70,500        5,376,330
--------------------------------------------------------------------------------
TCF Financial Corp. 2                                   13,600          359,720
--------------------------------------------------------------------------------
U.S. Bancorp                                           546,570       16,878,082
--------------------------------------------------------------------------------
UnionBanCal Corp.                                        6,500          419,835
--------------------------------------------------------------------------------
Wachovia Corp.                                         357,300       19,322,784
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      226,300       15,180,204
                                                                 ---------------
                                                                     81,160,128

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                    77,500        4,124,550
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                   40,500        1,130,760
--------------------------------------------------------------------------------
Capital One Financial Corp.                             27,777        2,373,545
                                                                 ---------------
                                                                      7,628,855

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                  803,409       38,643,973
--------------------------------------------------------------------------------
CIT Group, Inc.                                        105,000        5,490,450
--------------------------------------------------------------------------------
Citigroup, Inc.                                        723,388       34,896,237
--------------------------------------------------------------------------------
International Securities
Exchange, Inc., Cl. A 2                                  4,500          171,315
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   640,544       26,902,848
--------------------------------------------------------------------------------
Moody's Corp.                                           10,600          577,276
                                                                 ---------------
                                                                    106,682,099

--------------------------------------------------------------------------------
INSURANCE--6.4%
ACE Ltd.                                               106,200        5,372,658
--------------------------------------------------------------------------------
AFLAC, Inc.                                             59,500        2,757,825
--------------------------------------------------------------------------------
Allstate Corp.                                         231,400       12,664,522
--------------------------------------------------------------------------------
American International Group, Inc.                     330,040       19,488,862
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                      12,100          708,455
--------------------------------------------------------------------------------
Aon Corp.                                              122,900        4,279,378
--------------------------------------------------------------------------------
Assurant, Inc.                                          14,100          682,440

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Berkley (W.R.) Corp.                                    12,300   $      419,799
--------------------------------------------------------------------------------
Chubb Corp.                                            132,000        6,586,800
--------------------------------------------------------------------------------
Fidelity National Title Group,
Inc., Cl. A 2                                            5,190          102,087
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                        190,900        6,650,956
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                           11,200          531,552
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The)                                             101,800        8,612,280
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                      3,600          232,560
--------------------------------------------------------------------------------
Lincoln National Corp.                                 103,759        5,856,158
--------------------------------------------------------------------------------
Loews Corp.                                             22,500          797,625
--------------------------------------------------------------------------------
MBIA, Inc. 2                                            16,400          960,220
--------------------------------------------------------------------------------
MetLife, Inc.                                          106,700        5,464,107
--------------------------------------------------------------------------------
Old Republic International Corp.                        13,000          277,810
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                  155,400        8,648,010
--------------------------------------------------------------------------------
Progressive Corp.                                       47,000        1,208,370
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             132,400       10,287,480
--------------------------------------------------------------------------------
Safeco Corp.                                             7,200          405,720
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                    233,300       10,400,514
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                           9,800          498,918
                                                                 ---------------
                                                                    113,895,106

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis Group, Inc., Cl. A 1,2                 22,200          552,780
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 2                               6,600          577,830
                                                                 ---------------
                                                                      1,130,610

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Astoria Financial Corp. 2                               22,450          683,603
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                      2,900           88,508
--------------------------------------------------------------------------------
Golden West Financial Corp.                             24,900        1,847,580
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                               40,000          533,200
--------------------------------------------------------------------------------
MGIC Investment Corp. 2                                  9,700          630,500
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                 13,600          606,288
--------------------------------------------------------------------------------
Radian Group, Inc. 2                                    16,100          994,658
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                226,629       10,329,750
--------------------------------------------------------------------------------
Webster Financial Corp. 2                                3,600          170,784
                                                                 ---------------
                                                                     15,884,871

--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                          251,300       16,392,299
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                        35,100        1,135,485
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                 51,300        3,034,908
                                                                 ---------------
                                                                     20,562,692


                       8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Becton, Dickinson & Co.                                107,300   $    6,559,249
--------------------------------------------------------------------------------
Biomet, Inc.                                            16,600          519,414
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                              140,300        2,362,652
--------------------------------------------------------------------------------
Medtronic, Inc.                                         41,800        1,961,256
--------------------------------------------------------------------------------
Thermo Electron Corp. 1,2                               18,900          684,936
                                                                 ---------------
                                                                     12,087,507

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Aetna, Inc.                                             42,100        1,681,053
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                 52,300        2,192,416
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  156,800       10,086,944
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                      175,200        8,737,224
--------------------------------------------------------------------------------
CIGNA Corp.                                             27,100        2,669,621
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                 21,300        1,528,062
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                             1,700           80,529
--------------------------------------------------------------------------------
HCA, Inc.                                              131,100        5,656,965
--------------------------------------------------------------------------------
Humana, Inc. 1                                          24,000        1,288,800
--------------------------------------------------------------------------------
Laboratory Corp. of America
Holdings 1                                              13,500          840,105
--------------------------------------------------------------------------------
Manor Care, Inc. 2                                       7,900          370,668
--------------------------------------------------------------------------------
McKesson Corp.                                         165,900        7,843,752
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                       14,600          661,380
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                 55,600        3,331,552
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                        18,000          810,540
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                          8,200          226,730
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               351,948       15,760,231
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      179,412       13,055,811
                                                                 ---------------
                                                                     76,822,383

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                    236,000       10,291,960
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                 15,300          367,812
--------------------------------------------------------------------------------
Andrx Corp. 1                                           10,900          252,771
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               288,100        7,450,266
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                       8,300          273,734
--------------------------------------------------------------------------------
Johnson & Johnson                                      381,906       22,883,808
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                            51,500          875,500
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      582,900       21,235,047
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                18,400          368,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                           932,700       21,890,469
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                  5,600          129,864
--------------------------------------------------------------------------------
Wyeth                                                   94,100        4,178,981
                                                                 ---------------
                                                                     90,198,212

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--13.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Alliant Techsystems, Inc. 1,2                            8,600   $      656,610
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                 8,700          477,021
--------------------------------------------------------------------------------
Boeing Co.                                             222,500       18,224,975
--------------------------------------------------------------------------------
General Dynamics Corp.                                 145,800        9,544,068
--------------------------------------------------------------------------------
Honeywell International, Inc.                           35,400        1,426,620
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  147,800       10,603,172
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 153,000        9,801,180
--------------------------------------------------------------------------------
Raytheon Co.                                           211,300        9,417,641
--------------------------------------------------------------------------------
United Technologies Corp.                               67,400        4,274,508
                                                                 ---------------
                                                                     64,425,795

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
EGL, Inc. 1                                              7,900          396,580
--------------------------------------------------------------------------------
FedEx Corp.                                             67,700        7,911,422
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                      92,400        7,607,292
                                                                 ---------------
                                                                     15,915,294

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                           16,100          409,262
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                   19,700          587,060
--------------------------------------------------------------------------------
Southwest Airlines Co.                                  27,200          445,264
--------------------------------------------------------------------------------
US Airways Group, Inc. 1                                 9,400          475,076
                                                                 ---------------
                                                                      1,916,662

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Lennox International, Inc. 2                             7,800          206,544
--------------------------------------------------------------------------------
Masco Corp. 2                                          237,000        7,024,680
--------------------------------------------------------------------------------
USG Corp. 1,2                                           14,600        1,064,778
                                                                 ---------------
                                                                      8,296,002

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Administaff, Inc. 2                                      5,300          189,793
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1,2                       23,900          271,504
--------------------------------------------------------------------------------
Cendant Corp.                                          157,100        2,559,159
--------------------------------------------------------------------------------
Manpower, Inc.                                          14,200          917,320
--------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                               10,700          456,462
--------------------------------------------------------------------------------
Republic Services, Inc.                                 16,500          665,610
--------------------------------------------------------------------------------
Robert Half International, Inc. 2                       18,500          777,000
--------------------------------------------------------------------------------
Waste Management, Inc.                                 152,200        5,460,936
                                                                 ---------------
                                                                     11,297,784

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                      3,400          165,478
--------------------------------------------------------------------------------
Granite Construction, Inc. 2                            10,600          479,862
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                               21,300          369,129
                                                                 ---------------
                                                                      1,014,469


                       9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc. 2                                   10,300   $      400,773
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                            5,900          548,228
--------------------------------------------------------------------------------
Emerson Electric Co.                                   103,500        8,674,335
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                     4,300          204,895
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                               84,400        6,077,644
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                     3,900          180,804
                                                                 ---------------
                                                                     16,086,679

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                 213,200       17,220,164
--------------------------------------------------------------------------------
General Electric Co.                                 1,325,600       43,691,776
--------------------------------------------------------------------------------
Teleflex, Inc.                                           2,900          156,658
--------------------------------------------------------------------------------
Tyco International Ltd.                                122,900        3,379,750
                                                                 ---------------
                                                                     64,448,348

--------------------------------------------------------------------------------
MACHINERY--2.1%
AGCO Corp. 1,2                                          10,500          276,360
--------------------------------------------------------------------------------
Caterpillar, Inc.                                      104,400        7,775,712
--------------------------------------------------------------------------------
Cummins, Inc.                                            3,900          476,775
--------------------------------------------------------------------------------
Danaher Corp.                                           51,400        3,306,048
--------------------------------------------------------------------------------
Eaton Corp.                                             92,100        6,944,340
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                     14,300          813,670
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                              201,900        9,590,250
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                         122,400        5,236,272
--------------------------------------------------------------------------------
Kaydon Corp. 2                                           4,400          164,164
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                6,500          289,250
--------------------------------------------------------------------------------
Paccar, Inc.                                             2,500          205,950
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                    2,800          217,280
--------------------------------------------------------------------------------
SPX Corp.                                               16,800          939,960
--------------------------------------------------------------------------------
Toro Co. (The) 2                                         9,200          429,640
--------------------------------------------------------------------------------
Trinity Industries, Inc. 2                              13,200          533,280
--------------------------------------------------------------------------------
Wabtec Corp.                                             5,200          194,480
                                                                 ---------------
                                                                     37,393,431

--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Arkansas Best Corp. 2                                    4,600          230,966
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      38,700        3,066,975
--------------------------------------------------------------------------------
CSX Corp.                                               86,400        6,086,016
--------------------------------------------------------------------------------
Laidlaw International, Inc.                             11,400          287,280
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                   5,900          313,998
--------------------------------------------------------------------------------
Ryder Systems, Inc. 2                                    9,400          549,242
                                                                 ---------------
                                                                     10,534,477

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                    4,650          113,042
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A 2                 5,500          261,635

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
WESCO International, Inc. 1,2                            3,800   $      262,200
                                                                 ---------------
                                                                        636,877

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 1                                  953,800       18,627,714
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                     11,800          370,756
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                    5,000          174,550
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1,2                          524,100        1,268,322
--------------------------------------------------------------------------------
Motorola, Inc.                                         670,200       13,504,530
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                       24,500          537,040
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         147,800        5,922,346
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                         32,000          425,920
                                                                 ---------------
                                                                     40,831,178

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc. 1                                  92,900        5,306,448
--------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1,2                                       60,300          370,242
--------------------------------------------------------------------------------
Dell, Inc. 1                                           609,400       14,875,454
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    674,500       21,368,160
--------------------------------------------------------------------------------
International Business Machines
Corp.                                                  217,700       16,723,714
--------------------------------------------------------------------------------
NCR Corp. 1,2                                           16,000          586,240
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                               72,100        1,428,301
                                                                 ---------------
                                                                     60,658,559

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                           183,900        5,803,884
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1,2                             24,700          795,340
--------------------------------------------------------------------------------
Brightpoint, Inc. 2                                      8,800          119,064
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                     1,800          109,026
--------------------------------------------------------------------------------
Plexus Corp. 1,2                                        10,200          348,942
--------------------------------------------------------------------------------
Solectron Corp. 1                                      243,900          834,138
--------------------------------------------------------------------------------
Tech Data Corp. 1,2                                      7,700          294,987
                                                                 ---------------
                                                                      8,305,381

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Digital Insight Corp. 1,2                                5,000          171,450
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                  4,500          181,755
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                     49,500          428,670
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   24,900       10,441,317
--------------------------------------------------------------------------------
United Online, Inc. 2                                   40,100          481,200
                                                                 ---------------
                                                                     11,704,392

--------------------------------------------------------------------------------
IT SERVICES--1.3%
Ceridian Corp. 1                                        20,400          498,576


                      10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Computer Sciences Corp. 1                               87,700   $    4,248,188
--------------------------------------------------------------------------------
Convergys Corp. 1                                       15,800          308,100
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                      1,300           32,162
--------------------------------------------------------------------------------
First Data Corp.                                       267,700       12,057,208
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                          22,400        1,016,064
--------------------------------------------------------------------------------
Global Payments, Inc. 2                                 10,800          524,340
--------------------------------------------------------------------------------
MoneyGram International, Inc. 2                          8,900          302,155
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                        6,700          100,902
--------------------------------------------------------------------------------
Paychex, Inc.                                           94,100        3,668,018
                                                                 ---------------
                                                                     22,755,713

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                          415,600        5,780,996
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Advanced Micro Devices, Inc. 1                         267,300        6,527,466
--------------------------------------------------------------------------------
Analog Devices, Inc.                                    86,800        2,789,752
--------------------------------------------------------------------------------
Applied Materials, Inc.                                416,600        6,782,248
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                          9,700          450,662
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                 239,743        7,048,444
--------------------------------------------------------------------------------
Intel Corp.                                          1,121,800       21,258,110
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                 32,100          746,325
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                  23,700        1,104,894
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                       75,400          674,830
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                       16,000          600,000
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                         9,000           90,090
--------------------------------------------------------------------------------
Micron Technology, Inc. 1,2                            320,200        4,822,212
--------------------------------------------------------------------------------
National Semiconductor Corp.                           114,200        2,723,670
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                         102,000        2,171,580
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                       18,000          380,160
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                              34,600          203,448
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                503,300       15,244,957
--------------------------------------------------------------------------------
Zoran Corp. 1                                            6,900          167,946
                                                                 ---------------
                                                                     73,786,794

--------------------------------------------------------------------------------
SOFTWARE--3.4%
BEA Systems, Inc. 1,2                                   82,300        1,077,307
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    35,000          836,500
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                        22,400          384,160
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                      16,400          595,484
--------------------------------------------------------------------------------
Intuit, Inc. 1                                          22,700        1,370,853
--------------------------------------------------------------------------------
Microsoft Corp.                                      1,734,800       40,420,840
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                           3,600          351,072
--------------------------------------------------------------------------------
Oracle Corp. 1                                         969,100       14,042,259
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                         4,800          147,216
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        52,400          983,548

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
TIBCO Software, Inc. 1                                  50,800   $      358,140
                                                                 ---------------
                                                                     60,567,379

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
Air Products & Chemicals, Inc.                          67,100        4,289,032
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                        3,400          148,138
--------------------------------------------------------------------------------
Hercules, Inc. 1                                        11,100          169,386
--------------------------------------------------------------------------------
NewMarket Corp. 2                                        3,200          156,992
--------------------------------------------------------------------------------
OM Group, Inc. 1,2                                       5,600          172,760
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    64,400        4,250,400
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         91,400        4,580,968
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B 2                                   11,719          154,339
                                                                 ---------------
                                                                     13,922,015

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc. 2                                  5,000          237,500
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America 2                             9,000          198,180
--------------------------------------------------------------------------------
Pactiv Corp. 1                                          24,500          606,375
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                     14,700          630,189
                                                                 ---------------
                                                                      1,434,744

--------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Holding Corp. 1,2                              51,200          708,096
--------------------------------------------------------------------------------
Carpenter Technology Corp. 2                             7,300          843,150
--------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                  2,800          201,656
--------------------------------------------------------------------------------
Commercial Metals Co. 2                                 15,400          395,780
--------------------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc., Cl. B                                    129,400        7,170,054
--------------------------------------------------------------------------------
Nucor Corp.                                            157,200        8,528,100
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      71,700        5,890,872
--------------------------------------------------------------------------------
Quanex Corp. 2                                          10,650          458,696
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                         11,200          929,040
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                       5,000          177,400
--------------------------------------------------------------------------------
Southern Copper Corp. 2                                 42,100        3,752,373
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                   8,200          539,068
--------------------------------------------------------------------------------
United States Steel Corp.                               11,200          785,344
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                          11,900          249,305
                                                                 ---------------
                                                                     30,628,934

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.                                 17,600          385,440
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      18,400          513,912
                                                                 ---------------
                                                                        899,352


                      11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.                                             183,678   $    5,122,779
--------------------------------------------------------------------------------
BellSouth Corp.                                        198,400        7,182,080
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        21,400          795,010
--------------------------------------------------------------------------------
Citizens Communications Co.                             49,400          644,670
--------------------------------------------------------------------------------
Embarq Corp. 1                                           9,496          389,241
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                              1,095,700        8,864,213
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           170,856        5,721,967
                                                                 ---------------
                                                                     28,719,960

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Leap Wireless International, Inc. 1                      2,400          113,880
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    298,723        5,971,473
                                                                 ---------------
                                                                      6,085,353

--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc.                      200,500        6,867,125
--------------------------------------------------------------------------------
Edison International, Inc.                              61,300        2,390,700
--------------------------------------------------------------------------------
Progress Energy, Inc. 2                                 20,500          878,835
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 1,3                                    32,000            8,960
                                                                 ---------------
                                                                     10,145,620

--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Mirant Corp. 1,2                                         7,500          201,000
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc. 2                                           19,000          646,760
--------------------------------------------------------------------------------
UGI Corp. 2                                              5,600          137,872
                                                                 ---------------
                                                                        784,632

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Alliant Energy Corp. 2                                  10,800          370,440
--------------------------------------------------------------------------------
Avista Corp. 2                                           4,100           93,603
--------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                              30,300          378,750
--------------------------------------------------------------------------------
Duke Energy Corp.                                       83,300        2,446,521
--------------------------------------------------------------------------------
PG&E Corp.                                             163,800        6,434,062
                                                                 ---------------
                                                                      9,723,376
                                                                 ---------------

Total Common Stocks
(Cost $1,509,432,784)                                             1,757,098,699

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred Shares 1
(Cost $0)                                                6,000   $           12

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts.,
Exp. 1/2/10 1                                           31,900            7,018
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                          4,837            1,306
                                                                 ---------------
Total Rights, Warrants
and Certificates (Cost $0)                                                8,324

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------
Undivided interest of 0.50% in joint repurchase
agreement (Principal Amount/Value $2,439,041,000,
with a maturity value of $2,440,006,454) with
UBS Warburg LLC, 4.75%, dated 6/30/06, to
be repurchased at $12,188,823 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $12,184,000)                                $ 12,184,000       12,184,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $1,521,616,784)                                             1,769,291,035

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--4.9%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.6%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Cl. A1, 5.38%,
7/25/06 4                                            2,960,272        2,960,272
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2005-17, Cl. 4AV1,
5.43%, 7/25/06 4                                     1,558,832        1,558,832
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series 2006-2, Cl. 2A1,
5.39%, 7/25/06 4                                     2,706,824        2,706,824
--------------------------------------------------------------------------------
GSAA Home Equity Trust, Series
2005-15, Cl. 2A1, 5.41%, 7/25/06 4                   1,624,252        1,624,252
--------------------------------------------------------------------------------
Money Market Trust, Series A,
5.27%, 7/17/06 4                                     1,000,000        1,000,000
                                                                 ---------------
                                                                      9,850,180

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.3%
Bank of America, 5.32%, 7/3/06 4                     4,999,920        4,999,920


                      12 | OPPENHEIMER MAIN STREET FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
Undivided interest of 0.0006% in joint
repurchase agreement (Principal Amount/Value
$4,500,000,000, with a maturity value of
$4,502,006,250) with Nomura Securities, 5.35%,
dated 6/30/06, to be repurchased at $25,486 on
7/3/06, collateralized by U.S. Agency Mortgages,
0.00%--8.50%, 3/1/07--3/1/43, with
a value of $4,590,000,000 4                       $     25,475   $       25,475
--------------------------------------------------------------------------------
Undivided interest of 1.28% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,444,375) with
Bank of America NA, 5.3325%, dated 6/30/06,
to be repurchased at $12,854,597 on 7/3/06,
collateralized by U.S. Agency Mortgages,
5%, 6/1/35, with a value
of $1,020,000,000 4                                 12,848,887       12,848,887
                                                                 ---------------
                                                                     12,874,362

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.2%
CDC Financial Products, Inc.,
5.41%, 7/3/06 4                                      3,000,000        3,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 5.38%,
7/3/06 4                                             1,400,000        1,400,000
                                                                 --------------
                                                                      4,400,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--2.6%
American Express Credit Corp.,
5.21%, 7/17/06 4                                     2,000,000        2,000,000
--------------------------------------------------------------------------------
American Honda Finance Corp.,
5.07%, 7/18/06 4                                     3,000,000        3,000,000
--------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 4                        2,000,000        2,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 4                        2,000,000        2,000,000
--------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 4                        3,000,000        3,000,000
--------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 7/3/06 4             3,000,000        3,000,000
--------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/3/06 4                4,000,000        4,000,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.47%,
7/3/06 4                                             4,000,000        4,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp., 5.13%, 7/6/06 4                  3,000,000        3,000,000
--------------------------------------------------------------------------------
Landsbanki Islands, 5.29%, 7/17/06 4                 4,000,000        4,000,000
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/3/06 4                   3,000,037        3,000,037
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.36%,
7/31/06 4                                            3,000,000        3,000,000
--------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%,
7/3/06 4                                             2,500,000        2,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 7/3/06 4                 3,000,000        3,000,000
--------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 7/3/06 4                 4,498,426        4,498,426
                                                                 ---------------
                                                                     45,998,463

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.5%
Calyon NY, 5.32%, 7/3/06 4                           4,999,932        4,999,932

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT Continued
Natexis Banques Populaires NY,
5.37%, 7/3/06 4                                   $  2,000,000   $    2,000,000
--------------------------------------------------------------------------------
Natexis Banques Populaires NY,
5.39%, 7/3/06 4                                      1,999,660        1,999,660
                                                                 ---------------
                                                                      8,999,592
                                                                 ---------------
Total Investments Purchased
with Cash Collateral from Securities
Loaned (Cost $87,122,517)                                            87,122,517

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,608,739,301)                                    104.4%   1,856,413,552
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (4.4)     (77,444,873)
                                                  ------------------------------
NET ASSETS                                               100.0%  $1,778,968,679
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $8,960, which represents less than 0.005% of the Fund's net assets. See
Note 6 of accompanying Notes.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,608,739,301)--see accompanying statement of investments             $ 1,856,413,552
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       314,153
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                        23,744,767
Shares of beneficial interest sold                                                                       4,857,571
Interest and dividends                                                                                   2,108,377
Other                                                                                                       29,214
                                                                                                   ----------------
Total assets                                                                                         1,887,467,634

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                              87,426,411
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                   20,016,318
Shares of beneficial interest redeemed                                                                     532,221
Distribution and service plan fees                                                                         456,135
Shareholder communications                                                                                  24,961
Trustees' compensation                                                                                      23,803
Transfer and shareholder servicing agent fees                                                                2,088
Other                                                                                                       17,018
                                                                                                   ----------------
Total liabilities                                                                                      108,498,955

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 1,778,968,679
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                         $        80,390
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           1,654,952,750
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        9,105,874
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                        (132,842,084)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
  denominated in foreign currencies                                                                    247,671,749
                                                                                                   ----------------
NET ASSETS                                                                                         $ 1,778,968,679
                                                                                                   ================

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $1,000,864,323 and 45,090,828 shares of beneficial interest outstanding)   $         22.20
-------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $778,104,356 and 35,299,623 shares of beneficial interest outstanding)     $         22.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Dividends                                                                                          $    15,527,596
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                                   284,419
-------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                      96,852
                                                                                                   ----------------
Total investment income                                                                                 15,908,867

-------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------
Management fees                                                                                          5,733,627
-------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                         858,372
-------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                           5,175
Service shares                                                                                               5,101
-------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                          52,303
Service shares                                                                                              33,845
-------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                      10,501
-------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                  4,759
-------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                    750
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                       41,658
                                                                                                   ----------------
Total expenses                                                                                           6,746,091

-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                    9,162,776

-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                             47,140,619
Foreign currency transactions                                                                              262,179
Net realized gain                                                                                       47,402,798
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                             (2,687,716)
Translation of assets and liabilities denominated in foreign currencies                                   (192,427)
                                                                                                   ----------------
Net change in unrealized appreciation                                                                   (2,880,143)

-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $    53,685,431
                                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS              YEAR
                                                                                          ENDED              ENDED
                                                                                  JUNE 30, 2006       DECEMBER 31,
                                                                                    (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $     9,162,776    $    19,278,527
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    47,402,798         46,249,002
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                (2,880,143)        29,278,464
                                                                                -----------------------------------
Net increase in net assets resulting from operations                                 53,685,431         94,805,993

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                  (12,723,204)       (16,043,833)
Service shares                                                                       (6,609,246)        (4,680,411)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                 (144,285,567)      (165,951,406)
Service shares                                                                      169,077,047        199,901,024

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                       59,144,461        108,031,367
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,719,824,218      1,611,792,851
                                                                                -----------------------------------
End of period (including accumulated net investment income of $9,105,874
and $19,275,548, respectively)                                                  $ 1,778,968,679    $ 1,719,824,218
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2006                                                               DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    21.79     $    20.84     $    19.20     $    15.32     $    18.99     $    21.26
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .13 1          .26 1          .27 1          .18            .16            .13
Net realized and unrealized gain (loss)            .54            .97           1.53           3.86          (3.70)         (2.29)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   .67           1.23           1.80           4.04          (3.54)         (2.16)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income              (.26)          (.28)          (.16)          (.16)          (.13)          (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    22.20     $    21.79     $    20.84     $    19.20     $    15.32     $    18.99
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.05%          5.98%          9.46%         26.72%        (18.80)%       (10.16)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $1,000,864     $1,121,476     $1,238,948     $1,214,960     $  890,740     $1,074,945
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,093,985     $1,156,299     $1,216,081     $1,003,396     $  999,275     $1,028,913
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.13%          1.26%          1.39%          1.10%          0.94%          0.73%
Total expenses                                    0.66%          0.67% 4        0.67% 4        0.70% 4        0.69% 4        0.73% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             44%            88%            82%            85%            98%            69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2006                                                               DECEMBER 31,
SERVICE SHARES                             (UNAUDITED)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    21.63     $    20.70     $    19.10     $    15.26     $    18.95     $    21.24
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .10 1          .21 1          .25 1          .14            .13            .14
Net realized and unrealized gain (loss)            .53            .96           1.49           3.85          (3.70)         (2.32)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   .63           1.17           1.74           3.99          (3.57)         (2.18)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income              (.22)          (.24)          (.14)          (.15)          (.12)          (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    22.04     $    21.63     $    20.70     $    19.10     $    15.26     $    18.95
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.90%          5.74%          9.15%         26.44%        (18.99)%       (10.27)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  778,105     $  598,348     $  372,845     $  166,717     $   51,929     $   21,545
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  693,373     $  462,272     $  262,660     $   98,210     $   34,604     $   10,306
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             0.89%          1.02%          1.30%          0.83%          0.87%          0.66%
Total expenses                                    0.91%          0.91% 4        0.92% 4        0.96% 4        0.84% 4        0.88% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             44%            88%            82%            85%            98%            69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                      19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $116,393,102 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $47,402,798 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $44,990,386 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $651 and unused capital loss carryforwards as follows:

                      EXPIRING
                      -------------------------
                      2009         $ 10,477,990
                      2010          126,747,906
                      2011           26,569,353
                                   ------------
                      Total        $163,795,249
                                   ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under


                      20 | OPPENHEIMER MAIN STREET FUND/VA
the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $901 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                                          SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   1,209,687    $  27,141,887        3,666,887    $  75,624,029
Dividends and/or distributions reinvested                570,547       12,723,204          783,008       16,043,833
Redeemed                                              (8,161,537)    (184,150,658)     (12,430,546)    (257,619,268)
                                                      --------------------------------------------------------------
Net decrease                                          (6,381,303)   $(144,285,567)      (7,980,651)   $(165,951,406)
                                                      ==============================================================

--------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   9,316,984    $ 207,181,017       10,831,089    $ 224,276,509
Dividends and/or distributions reinvested                298,058        6,604,957          229,657        4,680,411
Redeemed                                              (1,978,984)     (44,708,927)      (1,404,971)     (29,055,896)
                                                      --------------------------------------------------------------
Net increase                                           7,636,058    $ 169,077,047        9,655,775    $ 199,901,024
                                                      ==============================================================


                      21 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                             PURCHASES           SALES
              --------------------------------------------------------
              Investment securities       $778,712,999    $777,708,447

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              ---------------------------------------------
              Up to $200 million of net assets        0.75%
              Next $200 million of net assets         0.72
              Next $200 million of net assets         0.69
              Next $200 million of net assets         0.66
              Over $800 million of net assets         0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $10,004 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                      22 | OPPENHEIMER MAIN STREET FUND/VA

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $86,579,820, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $87,426,411 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      23 | OPPENHEIMER MAIN STREET FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      24 | OPPENHEIMER MAIN STREET FUND/VA



OPPENHEIMER BALANCED FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                       BEGINNING     ENDING       EXPENSES
                                       ACCOUNT       ACCOUNT      PAID DURING
                                       VALUE         VALUE        6 MONTHS ENDED
                                       (1/1/06)      (6/30/06)    JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual              $1,000.00     $  993.90    $3.71
--------------------------------------------------------------------------------
Non-Service shares Hypothetical         1,000.00      1,021.08     3.77
--------------------------------------------------------------------------------
Service shares Actual                   1,000.00        992.50     4.95
--------------------------------------------------------------------------------
Service shares Hypothetical             1,000.00      1,019.84     5.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                       EXPENSE RATIOS
------------------------------------------
Non-Service shares                   0.75%
------------------------------------------
Service shares                       1.00
--------------------------------------------------------------------------------

                        6 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--52.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.8%
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
Liberty Media Holding
Corp.-Interactive, Series A 1                           250,550   $   4,324,493
--------------------------------------------------------------------------------
MEDIA--4.0%
Liberty Global, Inc., Series A 2                        355,107       7,634,801
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        360,129       7,407,854
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1                                               73,470       6,154,582
                                                                  --------------
                                                                     21,197,237

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
--------------------------------------------------------------------------------
BEVERAGES--1.6%
Constellation Brands, Inc., Cl. A 1,2                   213,800       5,345,000
--------------------------------------------------------------------------------
Diageo plc, Sponsored ADR 2                              48,600       3,282,930
                                                                  --------------
                                                                      8,627,930

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                    94,200       4,537,614
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                      71,900       1,589,709
--------------------------------------------------------------------------------
TOBACCO--2.7%
Altria Group, Inc. 2                                    194,700      14,296,821
--------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co. 2                                        31,000       2,300,510
--------------------------------------------------------------------------------
OIL & GAS--2.1%
BP plc, ADR                                              47,400       3,299,514
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        49,100       3,012,285
--------------------------------------------------------------------------------
Kinder Morgan, Inc. 2                                    15,800       1,578,262
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                       73,000       1,450,967
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                    85,800       1,497,253
                                                                  --------------
                                                                     10,838,281

--------------------------------------------------------------------------------
FINANCIALS--11.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Bear Stearns Cos., Inc. (The)                            15,900       2,227,272
--------------------------------------------------------------------------------
UBS AG                                                   92,467      10,135,028
                                                                  --------------
                                                                     12,362,300

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Wachovia Corp. 2                                        136,415       7,377,323
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
Capital One Financial Corp.                              87,300       7,459,785
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Bank of America Corp. 2                                 205,068       9,863,771
--------------------------------------------------------------------------------
INSURANCE--2.8%
Everest Re Group Ltd.                                    66,200       5,730,934
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                         176,000       6,131,840

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Platinum Underwriters Holdings Ltd.                     102,200   $   2,859,556
                                                                  -------------
                                                                     14,722,330

--------------------------------------------------------------------------------
REAL ESTATE--0.5%
Host Hotels & Resorts, Inc. 2                           128,000       2,799,360
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                              80,200       3,054,016
--------------------------------------------------------------------------------
Freddie Mac                                              34,000       1,938,340
                                                                  --------------
                                                                      4,992,356

--------------------------------------------------------------------------------
HEALTH CARE--5.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
Amgen, Inc. 1                                            42,900       2,798,367
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1,2                         146,600       1,568,620
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                       138,000       3,739,800
--------------------------------------------------------------------------------
Myogen, Inc. 1,2                                         40,300       1,168,700
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                           146,300       1,218,679
                                                                  --------------
                                                                     10,494,166

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                    55,500       3,083,025
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Manor Care, Inc. 2                                       43,400       2,036,328
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Medicines Co. (The) 1,2                                  70,800       1,384,140
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1,2                                     32,800         705,200
--------------------------------------------------------------------------------
Pfizer, Inc. 2                                          258,200       6,059,954
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR 2                                131,200       6,389,440
                                                                  --------------
                                                                     14,538,734

--------------------------------------------------------------------------------
INDUSTRIALS--7.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira de
Aeronautica SA, ADR 2                                   101,400       3,698,058
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                              595,764       9,615,631
--------------------------------------------------------------------------------
United Technologies Corp.                                96,900       6,145,398
                                                                  --------------
                                                                     19,459,087

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                           601,100       9,791,919
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Gamesa Corporacion Tecnologica SA                        96,300       2,064,372
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Siemens AG, Sponsored ADR 2                              99,800       8,664,636
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Cisco Systems, Inc. 1,2                                 351,600       6,866,748
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                              168,300       2,691,117


                        7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
QUALCOMM, Inc. 2                                         17,400   $     697,218
                                                                  --------------
                                                                     10,255,083

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Hutchinson Technology, Inc. 1,2                          89,700       1,940,211
--------------------------------------------------------------------------------
International Business
Machines Corp. 2                                         41,300       3,172,666
                                                                  --------------
                                                                      5,112,877

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc. 1,2                                           99,000       2,899,710
--------------------------------------------------------------------------------
SOFTWARE--7.4%
Compuware Corp. 1                                       572,300       3,834,410
--------------------------------------------------------------------------------
Microsoft Corp. 2                                       628,700      14,648,710
--------------------------------------------------------------------------------
Novell, Inc. 1,2                                        597,500       3,961,425
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        286,300       5,373,851
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2               1,083,450      11,549,577
                                                                  --------------
                                                                     39,367,973

--------------------------------------------------------------------------------
MATERIALS--0.9%
--------------------------------------------------------------------------------
CHEMICALS--0.6%
Praxair, Inc. 2                                          55,400       2,991,600
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1                                   21             313
                                                                  --------------
                                                                      2,991,913

--------------------------------------------------------------------------------
METALS & MINING--0.3%
Companhia Vale do Rio Doce,
Sponsored ADR 2                                          77,400       1,592,892
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1,2                                    479,400       6,610,926
--------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,3                       375,000              --
--------------------------------------------------------------------------------
XO Holdings, Inc. 1                                          85             374
                                                                  --------------
                                                                      6,611,300

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp. 2                                   129,600       2,590,704
--------------------------------------------------------------------------------
UTILITIES--1.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Reliant Energy, Inc. 1,2                                297,500       3,564,050
--------------------------------------------------------------------------------
ENERGY TRADERS--1.2%
AES Corp. (The) 1,2                                     355,500       6,558,975
                                                                  --------------
Total Common Stocks (Cost $239,917,984)                             278,967,564


                                                                          VALUE
                                                          UNITS      SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,3                  2,593   $          --
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                           8,881           2,398
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1                                              36              --
--------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                               171             147
Series B Wts., Exp. 1/16/10 1                               128              61
Series C Wts., Exp. 1/16/10 1                               128              45
                                                                  --------------
Total Rights, Warrants and Certificates
(Cost $38,932)                                                            2,651

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.6%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B,
5.503%, 11/25/35 4                                  $   510,000         510,582
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.327%, 4/20/08 4                      370,000         370,273
--------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity
Asset-Backed Securities:
Series 2004-W8, Cl. A2,
5.803%, 5/25/34 4                                     1,760,000       1,770,433
Series 2006-W5, Cl. A2B,
5.423%, 5/26/36 4                                       670,000         670,405
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                  787,149         785,745
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                 1,270,000       1,243,357
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2,
4.24%, 11/15/07                                         913,188         912,011
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                   46,190          46,030
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                 249,454         248,241
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                 674,706         669,560
Series 2005-D, Cl. AV2,
5.593%, 10/25/35 4                                    1,000,000       1,001,166
Series 2006-A, Cl. AV2,
5.423%, 5/16/36 4                                       850,000         850,513
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2,
3.72%, 12/15/07                                         560,146         558,236


                        8 | OPPENHEIMER BALANCED FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                 $   180,000   $     169,382
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
CMO Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 4                                     1,029,965       1,017,292
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 5                    1,130,000       1,150,133
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.693%, 2/25/33 4                 18,836          18,864
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 4                                       360,000         356,371
Series 2005-17, Cl. 1AF1,
5.523%, 5/25/36 4                                       647,313         648,157
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 4                                       240,000         237,509
Series 2005-7, Cl. AF1B,
4.317%, 11/25/35 4                                      278,976         277,666
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2,
3.17%, 9/8/07                                            92,310          92,331
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables:
Series 2005-FF10, Cl. A3,
5.533%, 11/25/35 4                                    1,480,000       1,481,667
Series 2006-FF5, Cl. 2A1,
5.373%, 5/15/36 4                                       531,237         531,559
Series 2006-FF9, Cl. 2A2, 7/7/36 4,6                    330,000         330,000
Series 2006-FF10, Cl. A3,
5.413%, 7/25/36 4                                       660,000         660,000
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                  903,831         894,840
Series 2005-B, Cl. A2, 3.78%, 9/15/07                   149,372         149,296
--------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                1,721,522       1,716,085
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations,
Series 2005-3, Cl. A2, 3.73%, 10/18/07 3                543,270         541,571
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5.527%, 1/20/35 4                                       585,686         586,576
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg.
Pass-Through Certificates, Series
2005-2, Cl. 2A1B, 5.18%, 8/25/35 4                      841,455         837,005

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables, Series
2003-C7, Cl. C7, 6.549%, 3/15/16 4                  $ 1,710,000   $   1,820,439
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home
Equity Receivables, Series
2005-WMC6, Cl. A2B, 5.583%, 7/25/35 4                   430,000         431,157
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                   312,682         312,209
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%, 7/1/36 4              1,100,000       1,100,000
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2,
3.735%, 11/10/34 4                                      340,000         337,390
Series 2005-1, Cl. AF2,
3.914%, 5/25/35 4                                       260,000         256,791
Series 2005-2, Cl. AF2,
4.415%, 4/25/35 4                                       420,000         414,535
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates:
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                750,000         743,136
Series 2006-RS4, Cl. A1, 5.163%,
7/25/36 4                                               450,000         450,000
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1,
5.383%, 4/25/36 4                                       607,056         607,467
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Asset-Backed Securities,
Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                        1,120,592       1,116,178
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2005-A, Cl. A2,
3.52%, 4/20/07                                          271,255         271,074
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates:
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 4               123,332         122,976
Series 2006-2, Cl. A2, 5.45%, 7/7/36 4                  660,000         660,000
                                                                  --------------

Total Asset-Backed Securities
(Cost $30,072,356)                                                   29,976,208

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--24.8%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--21.1%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--21.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                  2,282,610       2,158,420
5%, 12/1/32-8/1/33                                    3,493,101       3,279,058


                        9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.:
Continued
5%, 7/1/36 6                                        $   574,000   $     536,152
6.50%, 4/1/18-4/1/34                                  2,091,616       2,114,572
7%, 5/1/29-11/1/32                                    1,709,570       1,752,486
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                     443,657         447,972
Series 2075, Cl. D, 6.50%, 8/15/28                    1,027,380       1,040,383
Series 2080, Cl. Z, 6.50%, 8/15/28                      285,562         287,614
Series 2387, Cl. PD, 6%, 4/15/30                        230,722         230,813
Series 2500, Cl. FD, 5.699%, 3/15/32 4                  143,116         144,407
Series 2526, Cl. FE, 5.599%, 6/15/29 4                  199,860         200,954
Series 2551, Cl. FD, 5.481%, 1/15/33 4                  154,760         156,607
Series 2583, Cl. KA, 5.50%, 3/15/22                     525,894         524,813
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.501%, 6/1/26 7                   283,946          69,086
Series 183, Cl. IO, 11.335%, 4/1/27 7                   435,885         109,717
Series 184, Cl. IO, 17.29%, 12/1/26 7                   477,272         114,634
Series 192, Cl. IO, 16.047%, 2/1/28 7                   129,303          30,695
Series 200, Cl. IO, 14.938%, 1/1/29 7                   154,804          38,229
Series 2003-118, Cl. S, 11.815%,
12/25/33 7                                            2,121,473         205,099
Series 2130, Cl. SC, 0.276%, 3/15/29 7                  348,369          19,213
Series 2796, Cl. SD, 3.314%, 7/15/26 7                  495,848          28,335
Series 2920, Cl. S, (0.636)%, 1/15/35 7               2,845,142          94,736
Series 3000, Cl. SE, (0.768)%, 7/15/25 7              2,732,230          56,236
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO,
4.281%, 6/1/26 8                                        124,963          97,813
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-11/1/33                                    4,975,733       4,747,690
5%, 11/1/33 2                                           800,467         752,130
5%, 7/1/36 6                                         15,757,000      14,732,795
5.50%, 3/1/33-11/1/34                                17,915,464      17,283,411
5.50%, 7/1/21-7/1/36 6                               16,392,000      15,805,838
6%, 8/1/32-11/1/32                                    7,018,291       6,936,120
6%, 7/1/21-7/1/36 6                                   9,120,000       9,129,041
6.50%, 11/1/27-10/1/30                                4,372,328       4,419,500
6.50%, 7/1/36 6                                       4,151,000       4,173,050
7%, 11/1/17-11/1/35                                   3,687,186       3,781,901
7.50%, 1/1/33 3                                         503,879         523,032
8.50%, 7/1/32                                            23,545          25,346
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                    954,916         970,516

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                $   810,277   $     824,147
Trust 2001-50, Cl. NE, 6%, 8/25/30                      135,100         135,503
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                1,080,187       1,089,910
Trust 2001-70, Cl. LR, 6%, 9/25/30                      182,134         182,071
Trust 2001-72, Cl. NH, 6%, 4/25/30                       88,124          87,991
Trust 2001-74, Cl. PD, 6%, 5/25/30                       37,055          36,944
Trust 2002-77, Cl. WF, 5.652%,
12/18/32 4                                              232,941         235,090
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                 1,052,000       1,008,156
Trust 2004-101, Cl. BG, 5%, 1/25/20                   1,110,000       1,056,462
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                 1,000,000         965,751
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 4                856,838         725,377
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 4                839,063         742,719
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                 2,435,741       2,417,786
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 1.932%, 4/25/32 7                594,085          47,038
Trust 2002-51, Cl. S, 2.057%, 8/25/32 7                 545,511          43,118
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 15.322%, 6/1/23 7                     979,788         221,369
Trust 233, Cl. 2, 13.715%, 8/1/23 7                     885,715         187,387
Trust 240, Cl. 2, 18.971%, 9/1/23 7                   1,529,332         385,131
Trust 252, Cl. 2, 9.998%, 11/1/23 7                     736,479         181,779
Trust 273, Cl. 2, 16.508%, 8/1/26 7                     213,978          50,592
Trust 319, Cl. 2, 12.28%, 2/1/32 7                      269,572          71,857
Trust 321, Cl. 2, 7.453%, 4/1/32 7                    2,791,987         746,408
Trust 329, Cl. 2, 10.679%, 1/1/33 7                     730,164         194,287
Trust 331, Cl. 9, 8.06%, 2/1/33 7                       784,072         194,474
Trust 334, Cl. 17, 16.688%, 2/1/33 7                    448,469         114,061
Trust 344, Cl. 2, 9.169%, 12/1/33 7                   1,915,266         508,080
Trust 2001-65, Cl. S, 11.78%, 11/25/31 7              1,233,246         105,582
Trust 2001-81, Cl. S, 5.531%, 1/25/32 7                 278,376          20,204
Trust 2002-9, Cl. MS, 2.754%, 3/25/32 7                 403,559          32,023
Trust 2002-52, Cl. SD,
(0.691)%, 9/25/32 7                                     650,664          47,157
Trust 2002-77, Cl. SH, 5.839%,
12/18/32 7                                              362,236          31,076
Trust 2002-84, Cl. SA, 12.859%,
12/25/32 7                                            1,066,856          88,830
Trust 2003-4, Cl. S, 12.602%, 2/25/33 7                 686,809          66,628
Trust 2003-33, Cl. SP, 14.996%, 5/25/33 7             1,164,412         119,799
Trust 2003-46, Cl. IH, 8.525%, 6/25/33 7              3,943,704         844,124
Trust 2004-54, Cl. DS, (1.633)%,
11/25/30 7                                              536,147          22,505
Trust 2005-6, Cl. SE, 0.164%, 2/25/35 7               1,922,113          67,569
Trust 2005-19, Cl. SA, (0.572)%,
3/25/35 7                                             7,468,024         260,953
Trust 2005-40, Cl. SA, (0.408)%,
5/25/35 7                                             1,617,313          53,268


                        10 | OPPENHEIMER BALANCED FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2005-71, Cl. SA, 5.83%, 8/25/25 7             $ 1,733,908   $      66,356
Trust 2006-33, CL. SP, 16.252%,
5/25/36 7                                             3,457,089         232,273
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.344%, 9/25/23 8                                       322,221         250,477
                                                                  --------------
                                                                    111,780,726

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage
Assn., 8%, 4/15/23                                      198,815         210,769
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (4.709)%,
1/16/27 7                                               573,059          27,954
Series 2002-15, Cl. SM, (7.383)%,
2/16/32 7                                               652,454          31,898
Series 2002-76, Cl. SY, (3.751)%,
12/16/26 7                                            1,334,229          76,309
Series 2004-11, Cl. SM, (6.58)%,
1/17/30 7                                               479,035          23,065
                                                                  --------------
                                                                        369,995

--------------------------------------------------------------------------------
NON-AGENCY--3.7%
--------------------------------------------------------------------------------
COMMERCIAL--3.4%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                       1,050,000       1,005,958
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                         860,470         848,538
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                  677,333         674,370
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 4               124,737         124,465
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
CMO, Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36                                          260,000         257,883
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust, CMO, Series
2006-AB2, Cl. A7, 5.961%, 5/1/36                      1,594,483       1,589,201
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust, CMO, Series
2006-AB3, Cl. A7, 6.36%, 4/25/08                        480,000         480,000
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.619%, 4/29/39 4,5                              210,384         210,647

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45             $   620,000   $     602,498
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                        278,036         280,426
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                         890,000         853,149
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                         680,000         664,682
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                         260,000         249,492
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                         890,000         858,539
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                         740,000         719,392
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  1,183,538       1,172,856
Series 2004-9, Cl. A3, 4.70%, 8/25/34 4               1,993,167       1,974,222
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                 983,000       1,038,049
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO
Asset-Backed Pass-Through Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                 560,198         554,194
Series 2006-QS5, Cl. A2, 6%, 4/25/08                  1,806,015       1,799,826
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust, Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                       1,450,000       1,405,926
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 4                                       521,746         520,604
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
Trust, CMO, Series 2004-DD, Cl. 2A1,
4.513%, 1/25/35 4                                       340,585         339,104
                                                                  --------------
                                                                     18,224,021


                        11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                      $ 1,716,897   $   1,713,142
                                                                  --------------

Total Mortgage-Backed Obligations
(Cost $134,620,885)                                                 132,087,884

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.6%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                      2,150,000       2,132,200
3.50%, 11/15/07                                         650,000         633,224
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts.:
3.625%, 9/15/06 2                                     2,535,000       2,525,778
4.125%, 7/12/10                                         807,000         768,379
5.125%, 4/18/11                                         870,000         857,316
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
4%, 2/28/07                                           1,470,000       1,455,519
4.25%, 7/15/07 2                                      2,015,000       1,989,943
6%, 5/15/11 9                                         2,500,000       2,556,558
7.25%, 1/15/10                                          800,000         846,065
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds,
Series A, 6.79%, 5/23/12                              3,478,000       3,699,653
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 2                                       756,000         769,290
8.875%, 8/15/17 2                                       687,000         896,696
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.375%, 1/31/08 2                                     1,065,000       1,052,062
4.875%, 5/15/09                                         950,000         943,840
4.875%, 4/30/11-5/31/11 2                             3,001,000       2,971,384
5.125%, 5/15/16 2                                       441,000         440,621
                                                                  --------------
Total U.S. Government Obligations
(Cost $25,068,308)                                                   24,538,528

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.4%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93                    400,000         428,740
--------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr.
Unsec. Unsub. Nts., 5/1/09                              865,000         858,513
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 2                                                980,000         888,150
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                          815,000         897,903
--------------------------------------------------------------------------------
BAE Systems Holdings, Inc.,
4.75% Nts., 8/15/10 5                                 1,095,000       1,050,160
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bonds 10                                    1,450,000       1,265,879
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr.
Unsec. Nts., 7/15/15 2                                  595,000         544,425
--------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                  520,000         640,875

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts., 9/1/09                       $ 1,100,000   $   1,142,837
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10                            1,080,000       1,125,440
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec.
Nts., 8/15/08                                           660,000         645,237
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                    560,000         582,540
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                   1,065,000       1,155,837
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec.
Sub. Nts., 6/15/32 2                                    465,000         480,231
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                     710,000         697,929
--------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec.
Debs., 7/29/93                                          360,000         416,857
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%
Unsec. Nts., 1/15/10                                  1,230,000       1,174,178
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                         690,000         645,583
6.125% Nts., 1/15/14 2                                  525,000         500,057
--------------------------------------------------------------------------------
DaimlerChrysler North America
Holdings Corp., 7.30% Nts., 1/15/12                   1,085,000       1,130,353
--------------------------------------------------------------------------------
Delhaize America, Inc., 9%
Unsub. Debs., 4/15/31                                   775,000         853,748
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                              1,060,000       1,138,546
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec.
Nts., 10/1/08                                           465,000         455,700
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                          1,060,000       1,140,838
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                          760,000         772,526
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub.
Nts., Series C, 11/15/31                              1,015,000       1,092,178
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                          350,000         319,929
9.75% Sr. Unsec. Nts., 9/15/10 2,5                    1,835,000       1,789,496
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                     685,000         689,392
9.393% Unsub. Nts., 12/15/08 4                          141,000         151,727
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31 2                                     930,000         896,228
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            1,680,000       1,571,096
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 5,10                                  1,400,000       1,257,936
--------------------------------------------------------------------------------
HCA, Inc., 5.50% Sr. Unsec. Nts.,
12/1/09                                                 880,000         852,418
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                    785,000         826,731


                        12 | OPPENHEIMER BALANCED FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 4                            $  1,200,000   $   1,147,201
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts.,
6/15/07 5                                             1,045,000       1,051,442
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 5                                              610,000         597,352
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 4                        540,000         557,550
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr.
Unsec. Nts., 3/1/12                                   1,225,000       1,166,125
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15%
Sub. Nts., 10/1/15                                    1,195,000       1,117,418
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
6.50% Sr. Nts., 1/15/14                                 925,000         837,125
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
Escrow Shares, 3/15/10 2,3                              250,000          11,510
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14 2                                          750,000         663,170
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                          615,000         631,521
--------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec.
Nts., 9/1/12                                            895,000         851,478
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec.
Unsub. Nts., 2/1/13                                   1,110,000       1,066,982
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec.
Nts., 3/1/09                                            810,000         839,618
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13                          615,000         561,576
7.875% Sr. Nts., 7/15/09                                290,000         301,680
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr.
Unsec. Nts., 12/1/12                                  1,090,000       1,071,939
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                         785,000         683,919
7.125% Sr. Unsec. Nts., 6/15/09                         590,000         607,521
--------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                  410,000         418,529
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 12/1/34                                    542,000         481,050
--------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%
Unsec. Unsub. Nts., 4/1/12 2                          1,030,000       1,049,481
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr.
Unsub. Nts., Series C, 2/3/14                           615,000         575,949
--------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35                                                 605,000         541,484
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                                 925,000         904,188
--------------------------------------------------------------------------------
Mission Energy Holding Co.,
13.50% Sr. Sec. Nts., 7/15/08                           560,000         627,200
--------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                                 83,000          84,791

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                 $    480,000 $       480,091
6.25% Sr. Unsec. Nts., 11/15/11                         130,000         132,222
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%
Sr. Unsec. Nts., 11/15/10                             1,120,000       1,199,308
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
7.875% Unsec. Unsub. Nts., 2/1/09                     1,535,000       1,596,400
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts., Cl. A1, 6/15/10 5                    1,598,222       1,563,761
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 5                     360,828         333,703
--------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                   1,360,000       1,315,382
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 5                           1,095,000       1,303,161
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                    1,110,000       1,333,790
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                                610,000         605,806
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                 890,000         859,131
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr.
Unsec. Nts., 12/15/08                                   500,000         542,085
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625%
Nts., 6/15/12                                           480,000         445,228
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7%
Sr. Unsec. Unsub. Nts., 10/15/07                        294,000         298,154
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts.,
3/1/11                                                1,110,000       1,122,940
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                              1,095,000       1,264,573
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                            135,000         146,340
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                              1,000,000       1,134,579
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08                                                 595,000         586,012
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                    755,000         756,440
--------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25%
Sr. Unsec. Nts., 10/1/06                                225,000         225,688
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.50% Sr. Unsec. Nts., 10/15/07                       1,025,000         990,942
--------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35 2                                   600,000         523,653
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                   540,000         566,054
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                                  1,175,000       1,170,286
--------------------------------------------------------------------------------
Wachovia Bank NA, 5.60%
Sub. Nts., 3/15/16                                      600,000         582,829
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts.,
1/15/09                                                 750,000         804,375


                        13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts.,
7/1/12                                              $   750,000   $     807,668
                                                                  --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $73,279,642)                                   71,218,613

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
--------------------------------------------------------------------------------
Undivided interest of 33% in joint repurchase
agreement (Principal Amount/Value $100,411,000,
with a maturity value of $100,447,817) with
Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.40%, dated 6/30/06, to be
repurchased at $33,144,148 on 7/3/06,
collateralized by U.S. Treasury Bonds,
6.125%-8.75%, 8/15/20-11/15/27,
with a value of $102,610,350
(Cost $33,132,000)                                   33,132,000      33,132,000
--------------------------------------------------------------------------------
Total Investments, At Value
(Excluding Investments Purchased
With Cash Collateral From
Securities Loaned) (Cost $536,130,107)                              569,923,448

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--19.3%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--19.3%
Undivided interest of 1.53% in joint repurchase
agreement (Principal Amount/Value $4,500,000,000,
with a maturity value of $4,502,006,250) with
Nomura Securities, 5.35%, dated 6/30/06, to be
repurchased at $68,914,746 on 7/3/06,
collateralized by U.S. Agency Mortgages,
0.00%--8.50%, 3/1/07--3/1/43, with a
value of $4,590,000,000 11,12                        68,884,035      68,884,035
--------------------------------------------------------------------------------
Undivided interest of 3.37% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,444,375) with Bank
of America NA, 5.3325%, dated 6/30/06, to be
repurchased at $33,717,565 on 7/3/06,
collateralized by U.S. Agency Mortgages, 5%,
6/1/35, with a value of
$1,020,000,000 11                                    33,702,588      33,702,588
                                                                  --------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $102,586,623)                                                 102,586,623

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $638,716,730)                                       126.2%    672,510,071
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (26.2)   (139,616,097)
                                                    ----------------------------

NET ASSETS                                                100.0%  $ 532,893,974
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 11 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $1,076,113, which represents 0.20% of the Fund's net assets. See Note 10 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,307,791 or 1.93% of the Fund's net assets as of June 30, 2006.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,929,134 or 1.11% of the Fund's net assets as of June 30, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $348,290 or 0.07% of the Fund's net assets as of June 30, 2006.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,329,410. See Note 6 of accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 11 of accompanying Notes.

12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        14 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investments, at value (cost $638,716,730)--see accompanying statement
 of investments                                                                  $ 672,510,071
-----------------------------------------------------------------------------------------------
Cash                                                                                 1,054,458
-----------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                               22,462
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $13,553,668 sold on a when-issued basis
 or forward commitment)                                                             19,773,791
Interest, dividends and principal paydowns                                           2,453,437
Futures margins                                                                         56,226
Shares of beneficial interest sold                                                      42,147
Other                                                                                   18,218
                                                                                 --------------
Total assets                                                                       695,930,810

-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                         103,612,036
-----------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                               11,555
-----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $58,356,246 purchased on a when-issued basis
 or forward commitment)                                                             59,002,884
Shares of beneficial interest redeemed                                                 310,627
Distribution and service plan fees                                                      60,643
Trustees' compensation                                                                  15,226
Shareholder communications                                                               9,832
Transfer and shareholder servicing agent fees                                            1,882
Other                                                                                   12,151
                                                                                 --------------
Total liabilities                                                                  163,036,836

-----------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 532,893,974
                                                                                 ==============

-----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                       $      33,722
-----------------------------------------------------------------------------------------------
Additional paid-in capital                                                         457,631,448
-----------------------------------------------------------------------------------------------
Accumulated net investment income                                                    6,825,785
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions      34,306,691
-----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                      34,096,328
                                                                                 --------------
NET ASSETS                                                                       $ 532,893,974
                                                                                 ==============

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $434,828,937 and 27,486,343 shares of beneficial
interest outstanding)                                                            $       15.82
----------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $98,065,037 and 6,235,592 shares of beneficial
interest outstanding)                                                            $       15.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        15 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest                                                                         $   7,051,380
-----------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $94,037)                              2,032,733
-----------------------------------------------------------------------------------------------
Portfolio lending fees                                                                  32,195
                                                                                 --------------
Total investment income                                                              9,116,308

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                      2,053,838
-----------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                     117,640
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                       5,112
Service shares                                                                           5,022
-----------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                      22,043
Service shares                                                                           4,387
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                   5,303
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              3,997
-----------------------------------------------------------------------------------------------
Administration service fees                                                                750
-----------------------------------------------------------------------------------------------
Other                                                                                   24,190
                                                                                 --------------
Total expenses                                                                       2,242,282

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                6,874,026

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                         34,224,573
Closing and expiration of option contracts written                                      43,266
Closing and expiration of futures contracts                                            429,346
Foreign currency transactions                                                          283,456
Swap contracts                                                                          62,388
                                                                                 --------------
Net realized gain                                                                   35,043,029
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                        (44,821,162)
Translation of assets and liabilities denominated in foreign currencies                303,359
Futures contracts                                                                       31,551
Swap contracts                                                                             936
                                                                                 --------------
Net change in unrealized appreciation                                              (44,485,316)

-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  (2,568,261)
                                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER BALANCED FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS             YEAR
                                                                                ENDED            ENDED
                                                                        JUNE 30, 2006     DECEMBER 31,
                                                                          (UNAUDITED)             2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                   $   6,874,026    $  11,621,499
-------------------------------------------------------------------------------------------------------
Net realized gain                                                          35,043,029       31,133,140
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     (44,485,316)     (20,360,340)
                                                                        -------------------------------
Net increase (decrease) in net assets resulting from operations            (2,568,261)      22,394,299

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                        (10,383,550)      (9,339,985)
Service shares                                                             (1,826,958)      (1,047,623)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                        (22,826,230)     (19,081,318)
Service shares                                                             (4,434,656)      (2,361,220)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                        (33,985,043)     (34,790,673)
Service shares                                                             17,009,618       29,195,366

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total decrease                                                            (59,015,080)     (15,031,154)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       591,909,054      606,940,208
                                                                        -------------------------------
End of period (including accumulated net investment income
  of $6,825,785 and $12,162,267, respectively)                          $ 532,893,974    $ 591,909,054
                                                                        ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                                 JUNE 30, 2006                                                       DECEMBER 31,
NON-SERVICE SHARES                                 (UNAUDITED)         2005         2004         2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   17.07     $  17.35     $  15.92     $  13.16     $  15.40      $   16.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .20 1        .33 1        .26 1        .27          .50            .53
Net realized and unrealized gain (loss)                   (.29)         .31         1.33         2.90        (2.02)          (.19)
                                                     -------------------------------------------------------------------------------
Total from investment operations                          (.09)         .64         1.59         3.17        (1.52)           .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.36)        (.30)        (.16)        (.41)        (.51)          (.64)
Distributions from net realized gain                      (.80)        (.62)          --           --         (.21)          (.85)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                           (1.16)        (.92)        (.16)        (.41)        (.72)         (1.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   15.82     $  17.07     $  17.35     $  15.92     $  13.16      $   15.40
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       (0.61)%       3.89%       10.10%       24.96%      (10.40)%         2.22%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 434,829     $503,753     $547,290     $533,710     $458,848      $ 593,033
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 478,895     $522,754     $528,655     $475,389     $517,516      $ 599,324
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     2.46%        1.98%        1.59%        1.82%        3.31%          3.42%
Total expenses                                            0.75%        0.74% 4      0.74% 4      0.76% 4      0.74% 4        0.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     46% 5        67% 5        68% 5       248%          42%            30%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS    SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2006           $  363,465,328      $   398,575,571
Year Ended December 31, 2005              1,224,652,741        1,250,455,539
Year Ended December 31, 2004              1,460,076,994        1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER BALANCED FUND/VA

                                                    SIX MONTHS                                                   YEAR
                                                         ENDED                                                  ENDED
                                                 JUNE 30, 2006                                            DECEMBER 31,
SERVICE SHARES                                     (UNAUDITED)         2005         2004         2003          2002 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   16.97     $  17.26     $  15.87     $  13.14        $  14.51
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .18 2        .29 2        .23 2        .39             .13
Net realized and unrealized gain (loss)                   (.29)         .31         1.31         2.74           (1.50)
                                                     -------------------------------------------------------------------
Total from investment operations                          (.11)         .60         1.54         3.13           (1.37)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.33)        (.27)        (.15)        (.40)             --
Distributions from net realized gain                      (.80)        (.62)          --           --              --
                                                     -------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                           (1.13)        (.89)        (.15)        (.40)             --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   15.73     $  16.97     $  17.26     $  15.87        $  13.14
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (0.75)%       3.67%        9.79%       24.69%          (9.44)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  98,065     $ 88,156     $ 59,650     $ 25,302        $  2,306
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  94,947     $ 72,977     $ 39,851     $  9,908        $  1,037
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     2.21%        1.74%        1.41%        1.37%           3.30%
Total expenses                                            1.00%        1.00% 5      1.02% 5      1.01% 5         0.99% 5
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     46% 6        67% 6        68% 6       248%             42%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended June 30, 2006          $   363,465,328      $  398,575,571
Year Ended December 31, 2005              1,224,652,741       1,250,455,539
Year Ended December 31, 2004              1,460,076,994       1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased


                        20 | OPPENHEIMER BALANCED FUND/VA

$58,356,246 of securities issued on a when-issued basis or forward commitment and sold $13,553,668 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes. As of June 30, 2006, it is estimated that the Fund will utilize $664 of capital loss carryforward to offset capital gains realized in that fiscal year. During the year ended December 31, 2005, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $664.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her


                        21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $1,509 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED JUNE 30, 2006    YEAR ENDED DECEMBER 31, 2005
                                                 SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            482,812    $    7,959,324     1,776,358    $   29,867,328
Dividends and/or distributions reinvested     2,069,145        33,209,780     1,726,689        28,421,303
Redeemed                                     (4,573,359)      (75,154,147)   (5,537,549)      (93,079,304)
                                             -------------------------------------------------------------
Net decrease                                 (2,021,402)   $  (33,985,043)   (2,034,502)   $  (34,790,673)
                                             =============================================================


                        22 | OPPENHEIMER BALANCED FUND/VA

                                           SIX MONTHS ENDED JUNE 30, 2006    YEAR ENDED DECEMBER 31, 2005
                                                 SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            999,021    $   16,459,910     1,918,395    $   32,184,682
Dividends and/or distributions reinvested       392,086         6,261,614       207,983         3,408,843
Redeemed                                       (351,819)       (5,711,906)     (385,436)       (6,398,159)
                                             -------------------------------------------------------------
Net increase                                  1,039,288    $   17,009,618     1,740,942    $   29,195,366
                                             =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                               $ 208,744,006  $ 248,266,672
U.S. government and government agency obligations      28,342,202     34,535,085
To Be Announced (TBA) mortgage-related securities     363,465,328    398,575,571

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               -------------------------------------------
               Up to $200 million of net assets      0.75%
               Next $200 million of net assets       0.72
               Next $200 million of net assets       0.69
               Next $200 million of net assets       0.66
               Over $800 million of net assets       0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $10,007 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                        23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:


                        24 | OPPENHEIMER BALANCED FUND/VA

                                EXPIRATION   NUMBER OF   VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                 DATES   CONTRACTS     JUNE 30, 2006    APPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    9/20/06         106   $    11,305,563    $      3,927
U.S. Treasury Nts., 10 yr.         9/20/06          64         6,711,000             426
                                                                            -------------
                                                                                   4,353
                                                                            -------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       9/7/06          62         9,145,006          51,238
U.S. Treasury Nts., 2 yr.          9/29/06         261        52,925,906         173,855
U.S. Treasury Nts., 5 yr.          9/29/06          85         8,789,531          59,485
                                                                            -------------
                                                                                 284,578
                                                                            -------------
                                                                            $    288,931
                                                                            =============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2006 was as follows:

                                                            CALL OPTIONS
                                               -------------------------
                                               NUMBER OF       AMOUNT OF
                                               CONTRACTS        PREMIUMS
------------------------------------------------------------------------
Options outstanding as of December 31, 2005          539     $    66,159
Options written                                      460          43,266
Options closed or expired                           (999)       (109,425)
                                               -------------------------
Options outstanding as of June 30, 2006               --     $        --
                                               =========================

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).


                        25 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                  NOTIONAL AMOUNT   ANNUAL INTEREST      UNREALIZED
                                                             RECEIVED BY THE FUND         RATE PAID    APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION             UPON CREDIT EVENT       BY THE FUND  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG         Weyerhaeuser Co.                            $  1,070,000             0.580%  $         (85)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         Arrow Electronics, Inc.                        1,070,000             0.790            (351)
                         Arrow Electronics, Inc.                          530,000             0.770             462
                         Belo Corp.                                       660,000             0.650           2,512
                         Belo Corp.                                       365,000             0.670           1,073
                         Belo Corp.                                       735,000             0.675           2,001
                         Federated Department Stores, Inc.              1,070,000             0.445          (1,379)
                                                                                                      --------------
                                                                                                      $       4,233
                                                                                                      ==============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                  NOTIONAL AMOUNT   ANNUAL INTEREST      UNREALIZED
                                                                 PAID BY THE FUND     RATE RECEIVED    APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION             UPON CREDIT EVENT       BY THE FUND  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         Allied Waste North America, Inc.            $    340,000              2.00%  $      (1,442)
                         Allied Waste North America, Inc.                 530,000              2.00          (2,247)
                         General Motors Acceptance Corp.                  200,000              2.30            (440)
                         General Motors Corp.                             340,000              6.40             (44)
                         General Motors Corp.                             200,000              6.40             (26)
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         Countrywide Home Loans, Inc.                     685,000              0.40          (3,093)
                         Countrywide Home Loans, Inc.                     410,000              0.42          (1,227)
                         General Motors Acceptance Corp.                  730,000              3.15            7,474
                         Hyundai Motor Manufacturing
                         Alabama LLC                                      465,000              0.40             (34)
                         J.C. Penney Corp., Inc.                        1,070,000              0.61          (1,187)
                                                                                                      --------------
                                                                                                      $      (2,266)
                                                                                                      ==============


                        26 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                     NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                 SWAP DESCRIPTION                                              AMOUNT         DATES   APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
                             Received or paid monthly. The Counterparty pays
                             the Fund a Floating Payment which is the sum of
                             the Notional Amount, the Lehman Brothers CMBS
                             Index Spread and the Financial Spread on the
                             initial Notional Amount for the Swap Interest
                             Accrual Period. In addition, the Counterparty,
                             pays the Fund the Total Return Amount if it is a
                             positive value for a given Index Period. If it is
                             a negative, the Fund pays the Counterparty the
                             absolute value of the Total Return Amount for a
Deutsche Bank AG             given Index Period, on each Payment Date.                $ 2,090,000       12/1/06   $      4,266
-------------------------------------------------------------------------------------------------------------------------------
                             Received or paid monthly. If the Carry Amount,
                             plus the Spread Return Amount (Spread Change times
                             Duration times Notional Amount), is positive, the
                             Counterparty pays the Fund. The payment is based
                             on the Carry Amount which is the Spread on the
                             Lehman Brothers CMBS AAA 8.5+ Index as of the
                             close of one Business Day prior to the Period End
                             Day plus 15 basis points times the Notional Amount
                             times the Day Count Basis.

Lehman Brothers              If it is negative, the Fund pays the Counterparty the
Special Financing, Inc.      absolute value of the Spread Return Amount.                2,290,000       12/1/06          4,674
                                                                                                                  -------------
                                                                                                                  $      8,940
                                                                                                                  =============

Abbreviation is as follows:
CMBS                         Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
10. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
11. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund


                        27 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. SECURITIES LENDING Continued

had on loan securities valued at $102,026,207, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $103,612,036 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
12. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        28 | OPPENHEIMER BALANCED FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        29 | OPPENHEIMER BALANCED FUND/VA



OPPENHEIMER MONEY FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
                                      BEGINNING     ENDING        EXPENSES
                                      ACCOUNT       ACCOUNT       PAID DURING
                                      VALUE         VALUE         6 MONTHS ENDED
                                      (1/1/06)      (6/30/06)     JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                                $1,000.00     $1,021.80     $ 2.45
--------------------------------------------------------------------------------
Hypothetical                           1,000.00      1,022.37       2.45

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
    0.49%
--------------------------------------------------------------------------------

                          5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.7%
--------------------------------------------------------------------------------
Abbey National Treasury Services,
5.13%, 7/20/06                                   $  2,000,000     $   2,000,000
--------------------------------------------------------------------------------
Calyon, New York, 5.18%, 8/4/06                     2,000,000         2,000,000
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
NY, 5.22%, 8/14/06                                  3,000,000         3,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.09%, 7/27/06                                      1,000,000         1,000,000
5.295%, 9/13/06                                     1,000,000         1,000,000
5.415%, 9/22/06                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
5.153%, 7/28/06                                     2,000,000         2,000,000
5.355%, 9/14/06                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
Royal Bank of Canada New York Branch:
5.08%, 7/13/06                                      2,000,000         2,000,000
5.16%, 7/24/06                                      2,000,000         2,000,000
5.19%, 8/9/06                                       1,000,000         1,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York,
5.08%, 10/3/06 1                                    2,000,000         1,999,898
--------------------------------------------------------------------------------
Societe Generale North America,
4.96%, 7/3/06                                       2,500,000         2,500,000
--------------------------------------------------------------------------------
Societe Generale, New York,
5.09%, 7/17/06                                      1,000,000         1,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken NY,
5.11%, 7/20/06                                      2,000,000         2,000,000
--------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
5.34%, 9/15/06                                      1,500,000         1,500,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA,
5.07%, 7/11/06                                      2,000,000         2,000,000
                                                                  --------------
Total Certificates of Deposit (Cost $30,999,898)                     30,999,898

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.4%
--------------------------------------------------------------------------------
AB SPINTAB:
4.915%, 7/6/06                                      1,000,000           999,317
4.925%, 7/7/06                                      2,000,000         1,998,358
5.335%, 9/19/06                                     2,000,000         1,976,289
--------------------------------------------------------------------------------
Calyon North America, Inc.,
5.15%, 8/7/06                                       2,500,000         2,486,780
--------------------------------------------------------------------------------
Danske Corp., 5.39%, 9/25/06 2                      2,000,000         1,974,248
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.135%, 8/7/06 2                                    1,000,000           994,722
5.14%, 11/22/06 2                                   2,000,000         1,958,880
--------------------------------------------------------------------------------
HBOS Treasury Services:
4.905%, 7/6/06                                      1,000,000           999,319
5.20%, 9/8/06                                       2,000,000         1,980,067
5.295%, 9/19/06                                     2,000,000         1,976,467
--------------------------------------------------------------------------------
ICICI Bank Ltd., 5.16%, 11/22/06                    3,000,000         2,938,080
--------------------------------------------------------------------------------
Nationwide Building Society:
5.065%, 7/21/06 2                                   1,500,000         1,495,779
5.315%, 9/20/06 2                                   2,000,000         1,976,083
--------------------------------------------------------------------------------
Nordea North America, Inc.,
5.11%, 8/2/06                                       2,700,000         2,687,736
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.06%, 7/12/06 2              3,000,000         2,995,362

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.,
5.31%, 8/8/06 2                                  $  1,300,000     $   1,292,714
--------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc.,
4.91%, 7/5/06 2                                     1,500,000         1,499,182
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC,
4.93%, 7/10/06                                      1,400,000         1,398,275
--------------------------------------------------------------------------------
Westpac Banking Corp., 5.13%, 11/27/06 2            2,000,000         1,957,535
                                                                  --------------
Total Direct Bank Obligations (Cost $35,585,193)                     35,585,193

--------------------------------------------------------------------------------
SHORT-TERM NOTES--62.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial Development
Board Revenue Bonds, Bristol Properties
LLC Project, Series B, 5.70%, 8/1/06 1                400,000           400,000
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.3%
Amsterdam Funding Corp.,
5.16%, 7/31/06 2                                    1,500,000         1,493,556
--------------------------------------------------------------------------------
Barton Capital Corp., 5.16%, 8/3/06 2               4,500,000         4,478,715
--------------------------------------------------------------------------------
Fairway Finance Corp., 5.34%, 9/18/06 2             2,100,000         2,075,507
--------------------------------------------------------------------------------
FCAR Owner Trust II:
5.065%, 7/17/06                                     2,000,000         1,995,498
5.16%, 8/4/06                                       1,500,000         1,492,690
5.28%, 8/8/06                                       1,850,000         1,839,689
--------------------------------------------------------------------------------
Gotham Funding Corp.:
5.07%, 7/3/06 2                                     1,700,000         1,699,521
5.33%, 8/3/06 2                                     1,300,000         1,293,648
--------------------------------------------------------------------------------
GOVCO, Inc., 5.33%, 8/17/06 2                       4,000,000         3,972,166
--------------------------------------------------------------------------------
Legacy Capital Co. LLC, 4.98%, 7/18/06              2,575,000         2,568,944
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.035%, 7/25/06 2                                   2,000,000         1,993,287
5.05%, 7/14/06 2                                    2,000,000         1,996,346
--------------------------------------------------------------------------------
Neptune Funding Corp.:
5%, 7/12/06 2                                       2,000,000         1,996,944
5.36%, 9/13/06 2                                    1,880,000         1,859,287
--------------------------------------------------------------------------------
Old Line Funding Corp., 5.04%, 7/5/06 2             2,000,000         1,998,880
--------------------------------------------------------------------------------
Ormond Quay Funding LLC,
5.33%, 7/27/06 2                                    1,700,000         1,693,456
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
5.04%, 7/6/06 2                                     1,000,000           999,300
5.06%, 7/19/06 2                                    1,000,000           997,470
--------------------------------------------------------------------------------
Solitaire Funding LLC, 5.35%, 9/20/06 2             2,500,000         2,469,934
                                                                  --------------
                                                                     38,914,838

--------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc.,
5.50%, 7/1/06 1                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.6%
Banc of America Securities LLC,
5.15%, 7/3/06 1                                     5,000,000         5,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
4.95%, 7/12/06                                      2,000,000         1,996,975
5.35%, 9/21/06                                      1,500,000         1,481,721


                          6 | OPPENHEIMER MONEY FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Goldman Sachs Group, Inc.,
5.19%, 4/6/07 1,3                                $  2,000,000     $   2,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.13%, 7/3/06 1              1,000,000         1,000,000
                                                                  --------------
                                                                     11,478,696

--------------------------------------------------------------------------------
CHEMICALS--2.3%
BASF AG:
5.08%, 7/19/06 2                                    2,000,000         1,994,920
5.095%, 7/26/06 2                                   2,000,000         1,992,924
                                                                  --------------
                                                                      3,987,844

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Bank of America Corp.:
5.04%, 7/10/06                                      1,500,000         1,498,110
5.37%, 9/14/06                                      2,000,000         2,000,000
--------------------------------------------------------------------------------
National City Credit Corp.,
4.96%, 7/13/06                                      2,000,000         1,996,693
                                                                  --------------
                                                                      5,494,803

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.7%
American Express Credit Corp.:
5.05%, 7/11/06                                      1,000,000           998,597
5.05%, 7/19/06                                      1,500,000         1,496,213
--------------------------------------------------------------------------------
Countrywide Financial Corp.,
5.32%, 7/20/06                                      2,200,000         2,193,823
                                                                  --------------
                                                                      4,688,633

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.6%
General Electric Capital Corp.,
5.24%, 8/16/06                                      2,000,000         1,986,609
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.,
5.15%, 2/15/07 1                                    2,000,000         2,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
4.905%, 7/7/06                                      2,000,000         1,998,365
5.03%, 7/28/06                                      1,000,000           996,228
--------------------------------------------------------------------------------
Prudential Funding LLC, 5.11%, 7/27/06 3            1,000,000           996,309
                                                                  --------------
                                                                      7,977,511

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Alta Mira LLC, Series 2004, 5.45%, 7/1/06 1         2,250,000         2,250,000
--------------------------------------------------------------------------------
INSURANCE--6.6%
ING America Insurance Holdings, Inc.,
5%, 7/18/06                                         2,000,000         1,995,278
--------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2004-6, 5.24%, 7/17/06 1,3                   2,500,000         2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 5.26%, 7/17/06 1,3                   4,000,000         4,000,000
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
5.14%, 2/1/07 1,3                                   3,000,000         3,000,000
                                                                  --------------
                                                                     11,495,278

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING--1.1%
Toyota Motor Credit Corp.,
5.11%, 7/21/06                                   $  2,000,000     $   1,994,322
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson Apts.,
5.65%, 7/3/06 1                                       710,000           710,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Sanofi-Aventis:
5.09%, 8/2/06 2                                     1,000,000           995,480
5.23%, 8/9/06 2                                     2,000,000         1,988,668
                                                                  --------------
                                                                      2,984,148

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.2%
Blue Spice LLC, 5.34%, 9/18/06 2                    1,500,000         1,482,423
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.,
Series B, 5.12%, 8/16/06                            1,450,000         1,440,514
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.32%, 8/11/06                   2,000,000         1,987,879
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.15%, 12/12/06 1,4             2,000,000         1,999,910
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC,
5.32%, 8/1/06 2                                     3,000,000         2,986,257
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
5.31%, 7/24/06 1                                    1,000,000         1,000,000
--------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding
LLC, 5.49%, 9/28/06 1,4                             2,000,000         2,000,000
--------------------------------------------------------------------------------
WIND Master Trust Nts., Series 2005-I-2,
5.08%, 9/25/06 1,3                                  1,500,000         1,500,000
                                                                  --------------
                                                                     14,396,983
                                                                  --------------
Total Short-Term Notes (Cost $108,773,056)                          108,773,056

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $175,358,147)                                     100.3%      175,358,147
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.3)         (565,631)
                                                 -------------------------------
NET ASSETS                                              100.0%    $ 174,792,516
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $58,603,194, or 33.53% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $13,996,309, which represents 8.01% of the Fund's net assets. See Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,999,910 or 2.29% of the Fund's net assets as of June 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          7 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------
Investments, at value (cost $175,358,147)--see accompanying
  statement of investments                                                 $   175,358,147
-------------------------------------------------------------------------------------------
Cash                                                                                90,807
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 429,712
Interest                                                                           241,696
Other                                                                                8,056
                                                                           ----------------
Total assets                                                                   176,128,418

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                           1,024,783
Dividends                                                                          276,440
Shareholder communications                                                          21,728
Trustees' compensation                                                               4,920
Transfer and shareholder servicing agent fees                                          900
Other                                                                                7,131
                                                                           ----------------
Total liabilities                                                                1,335,902

-------------------------------------------------------------------------------------------
NET ASSETS                                                                 $   174,792,516
                                                                           ================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                 $       174,764
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                     174,615,172
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                         2,580
                                                                           ----------------
NET ASSETS--applicable to 174,763,848 shares of beneficial
  interest outstanding                                                     $   174,792,516
                                                                           ================

-------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE   $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Interest                                                                   $     3,979,905

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                    373,759
-------------------------------------------------------------------------------------------
Shareholder communications                                                          12,445
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                        5,029
-------------------------------------------------------------------------------------------
Trustees' compensation                                                               1,900
-------------------------------------------------------------------------------------------
Administration service fees                                                            750
-------------------------------------------------------------------------------------------
Other                                                                               12,110
                                                                           ----------------
Total expenses                                                                     405,993

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            3,573,912

-------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                     3,420

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $     3,577,332
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  SIX MONTHS              YEAR
                                                                                                       ENDED             ENDED
                                                                                               JUNE 30, 2006      DECEMBER 31,
                                                                                                 (UNAUDITED)              2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $     3,573,912    $    5,228,375
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      3,420             6,036
                                                                                             ----------------------------------
Net increase in net assets resulting from operations                                               3,577,332         5,234,411

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                              (3,574,010)       (5,228,277)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                  (6,674)               --

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions              1,634,350       (23,347,439)

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                          1,630,998       (23,341,305)
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              173,161,518       196,502,823
                                                                                             ----------------------------------
End of period (including accumulated net investment income of $98 for the year ended
December 31, 2005)                                                                           $   174,792,516    $  173,161,518
                                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                              YEAR
                                                     ENDED                                                             ENDED
                                             JUNE 30, 2006                                                      DECEMBER 31,
                                               (UNAUDITED)        2005         2004         2003         2002           2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00    $   1.00     $   1.00     $   1.00     $   1.00       $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1       .03 1        .01 1        .01          .01            .04
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)       (.03)        (.01)        (.01)        (.01)          (.04)
Distributions from net realized gain                    -- 2        --           --           --           -- 2           --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                        (.02)       (.03)        (.01)        (.01)        (.01)          (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00       $   1.00
                                                  =============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        2.18%       2.86%        0.98%        0.79%        1.47%          3.85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $174,793    $173,162     $196,503     $237,613     $379,969       $370,229
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $167,504    $186,453     $218,243     $316,096     $386,457       $288,106
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.30%       2.80%        0.97%        0.80%        1.46%          3.59%
Total expenses                                        0.49%       0.48% 5      0.48% 5      0.47% 5      0.47% 5        0.52% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund are only sold to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had no estimated capital loss carryforward available for federal income tax purposes. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $115 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $202 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $115.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $36 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.


                         12 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2006     YEAR ENDED DECEMBER 31, 2005
                                                      SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold                                              54,129,582     $ 54,129,582     126,305,556    $ 126,305,556
Dividends and/or distributions reinvested          3,537,475        3,537,475       5,103,537        5,103,537
Redeemed                                         (56,032,707)     (56,032,707)   (154,754,850)    (154,756,532)
                                                 --------------------------------------------------------------
Net increase (decrease)                            1,634,350     $  1,634,350     (23,345,757)   $ (23,347,439)
                                                 ==============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              --------------------------------------------
              Up to $500 million of net assets      0.450%
              Next $500 million of net assets       0.425
              Next $500 million of net assets       0.400
              Over $1.5 billion of net assets       0.375

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $4,998 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.


                         13 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         14 | OPPENHEIMER MONEY FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         15 | OPPENHEIMER MONEY FUND/VA



OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                        BEGINNING         ENDING             EXPENSES
                                        ACCOUNT           ACCOUNT            PAID DURING
                                        VALUE             VALUE              6 MONTHS ENDED
                                        (1/1/06)          (6/30/06)          JUNE 30, 2006
-----------------------------------------------------------------------------------------------
Non-Service shares Actual               $1,000.00         $1,038.70          $3.29
-----------------------------------------------------------------------------------------------
Non-Service shares Hypothetical          1,000.00          1,021.57           3.26
-----------------------------------------------------------------------------------------------
Service shares Actual                    1,000.00          1,037.30           4.56
-----------------------------------------------------------------------------------------------
Service shares Hypothetical              1,000.00          1,020.33           4.52
-----------------------------------------------------------------------------------------------
Class 3 Actual                           1,000.00          1,038.80           3.29
-----------------------------------------------------------------------------------------------
Class 3 Hypothetical                     1,000.00          1,021.57           3.26
-----------------------------------------------------------------------------------------------
Class 4 Actual                           1,000.00          1,037.60           4.61
-----------------------------------------------------------------------------------------------
Class 4 Hypothetical                     1,000.00          1,020.28           4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                      EXPENSE RATIOS
-----------------------------------------
Non-Service shares              0.65%
-----------------------------------------
Service shares                  0.90
-----------------------------------------
Class 3 shares                  0.65
-----------------------------------------
Class 4 shares                  0.91

--------------------------------------------------------------------------------


                  5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.5%
--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren Werke AG                           608,268     $   30,373,333
--------------------------------------------------------------------------------
Porsche AG, Preference                                 18,742         18,163,077
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    562,300         29,431,816
                                                                  --------------
                                                                      77,968,226

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                        955,900         39,899,266
--------------------------------------------------------------------------------
International Game Technology                         640,300         24,292,982
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     490,600         18,525,056
                                                                  --------------
                                                                      82,717,304

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Koninklijke (Royal) Philips
Electronics NV                                      1,152,600         36,015,525
--------------------------------------------------------------------------------
Sony Corp.                                            950,300         41,934,769
                                                                  --------------
                                                                      77,950,294

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
GUS plc                                               575,348         10,277,681
--------------------------------------------------------------------------------
MEDIA--4.6%
Getty Images, Inc. 1                                  114,700          7,284,597
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                    1,632,796         31,529,291
--------------------------------------------------------------------------------
JC Decaux SA                                           72,248          1,909,167
--------------------------------------------------------------------------------
Pearson plc                                         1,044,058         14,219,515
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       4,082,840         10,627,224
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                      6,876,910         32,665,323
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 750,000         22,500,000
--------------------------------------------------------------------------------
WPP Group plc                                         886,660         10,731,345
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  4,345,900         22,706,478
                                                                  --------------
                                                                     154,172,940

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Hennes & Mauritz AB, B Shares                       1,430,200         55,445,277
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         648,800         27,368,384
--------------------------------------------------------------------------------
Tiffany & Co.                                         488,100         16,117,062
                                                                  --------------
                                                                      98,930,723

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Bulgari SpA                                         1,284,618         14,574,219
--------------------------------------------------------------------------------
Burberry Group plc                                  1,299,628         10,334,154
--------------------------------------------------------------------------------
Coach, Inc. 1                                         498,900         14,917,110
--------------------------------------------------------------------------------
LVMH Moet Hennessey
Louis Vuitton                                         398,690         39,571,702
                                                                  --------------
                                                                      79,397,185

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
Companhia de Bebidas
das Americas, ADR, Preference                         463,515     $   19,119,994
--------------------------------------------------------------------------------
Diageo plc                                          1,055,410         17,750,530
--------------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                       2,415,200         20,230,927
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                     3,279,000         12,533,420
                                                                  --------------
                                                                      69,634,871

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Tesco plc                                           3,759,560         23,220,464
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 728,300         35,082,211
                                                                  --------------
                                                                      58,302,675

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               3,387,574         32,668,599
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                                3,934,500         19,658,842
--------------------------------------------------------------------------------
Kao Corp.                                             458,000         11,986,281
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               1,472,518         55,004,648
                                                                  --------------
                                                                      86,649,771

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Avon Products, Inc.                                   504,300         15,633,300
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     920,000         18,110,133
                                                                  --------------
                                                                      33,743,433

--------------------------------------------------------------------------------
ENERGY--6.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe Corp.                                   548,700         31,687,425
--------------------------------------------------------------------------------
Technip SA                                            583,560         32,319,236
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    505,500         40,601,760
                                                                  --------------
                                                                     104,608,421

--------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                           425,969         29,651,702
--------------------------------------------------------------------------------
Chevron Corp.                                         345,444         21,438,255
--------------------------------------------------------------------------------
Husky Energy, Inc.                                    608,415         38,184,677
--------------------------------------------------------------------------------
Neste Oil Oyj                                         105,900          3,730,333
--------------------------------------------------------------------------------
Total SA                                              222,240         14,576,366
                                                                  --------------
                                                                     107,581,333

--------------------------------------------------------------------------------
FINANCIALS--14.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
3i Group plc                                          916,975         15,286,591
--------------------------------------------------------------------------------
Credit Suisse Group                                   725,145         40,570,871
--------------------------------------------------------------------------------
Morgan Stanley                                        588,600         37,205,406
--------------------------------------------------------------------------------
Northern Trust Corp.                                  584,000         32,295,200
                                                                  --------------
                                                                     125,358,068


                   6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
HSBC Holdings plc                                   2,007,683     $   35,183,505
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        319,450          7,554,993
--------------------------------------------------------------------------------
Resona Holdings, Inc.                                   4,959         15,727,971
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                     1,523,957         50,106,248
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               238,960         35,148,818
                                                                  --------------
                                                                     143,721,535

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                395,100         18,784,586
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                                 683,322         12,533,227
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  581,263         24,413,046
                                                                  --------------
                                                                      36,946,273

--------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                              388,071         19,632,512
--------------------------------------------------------------------------------
Allianz AG                                            228,619         36,098,660
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                       6,110         18,592,730
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 104,800          9,072,536
--------------------------------------------------------------------------------
Manulife Financial Corp.                              559,426         17,725,430
--------------------------------------------------------------------------------
Prudential plc                                      2,504,680         28,299,637
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                255,900         15,686,670
                                                                  --------------
                                                                     145,108,175

--------------------------------------------------------------------------------
HEALTH CARE--12.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.5%
Affymetrix, Inc. 1                                    322,800          8,263,680
--------------------------------------------------------------------------------
Amgen, Inc. 1                                         367,700         23,985,071
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     186,300         15,239,340
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               426,260         25,217,542
--------------------------------------------------------------------------------
NicOx SA 1                                            163,560          2,192,432
--------------------------------------------------------------------------------
Nuvelo, Inc. 1                                        191,700          3,191,805
--------------------------------------------------------------------------------
Theravance, Inc. 1                                    271,000          6,200,480
                                                                  --------------
                                                                      84,290,350

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Biomet, Inc.                                          557,600         17,447,304
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                           1,427,853         24,045,045
--------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                              203,500          5,614,565
--------------------------------------------------------------------------------
Medtronic, Inc.                                       257,400         12,077,208
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                               314,361          4,612,305
--------------------------------------------------------------------------------
Smith & Nephew plc                                  1,874,897         14,440,420
                                                                  --------------
                                                                      78,236,847

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Express Scripts, Inc. 1                               181,800         13,042,332
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               285,800         17,125,136
                                                                  --------------
                                                                      30,167,468

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
AtheroGenics, Inc. 1                                  541,600     $    7,067,880
--------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                        622,100         12,693,145
--------------------------------------------------------------------------------
Johnson & Johnson                                     141,300          8,466,696
--------------------------------------------------------------------------------
Novartis AG                                           331,768         17,964,943
--------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                139,600          8,892,787
--------------------------------------------------------------------------------
Roche Holdings AG                                     261,604         43,245,813
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     611,684         59,695,188
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,273,000         22,692,415
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        279,600         17,395,596
--------------------------------------------------------------------------------
Wyeth                                                 305,500         13,567,255
                                                                  --------------
                                                                     211,681,718

--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                            277,900         22,762,789
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                                   801,934         29,246,533
--------------------------------------------------------------------------------
European Aeronautic Defence
& Space Co.                                         1,198,410         34,427,291
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 222,900         15,990,846
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                248,200         15,899,692
--------------------------------------------------------------------------------
Raytheon Co.                                          414,100         18,456,437
                                                                  --------------
                                                                     136,783,588

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Cendant Corp.                                       1,106,700         18,028,143
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                             407,000          7,046,806
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Emerson Electric Co.                                  264,200         22,142,602
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                447,200         36,120,344
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                              1,377,000         12,570,890
--------------------------------------------------------------------------------
Siemens AG                                            465,376         40,506,039
                                                                  --------------
                                                                      89,197,273

--------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                            104,500          9,430,940
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                      89,299         10,024,077
                                                                  --------------
                                                                      19,455,017

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                  3,801,284          8,671,959
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.4%
Cisco Systems, Inc. 1                                 923,000         18,026,190
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,485,400         35,931,826
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            1,436,700         22,972,833
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        414,500         16,609,015


                   7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Tandberg ASA                                        1,042,850     $    8,627,733
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                           32,815,700        108,523,106
                                                                  --------------
                                                                     210,690,703

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Hoya Corp.                                            552,900         19,765,797
--------------------------------------------------------------------------------
Keyence Corp.                                          70,840         18,087,599
--------------------------------------------------------------------------------
Kyocera Corp.                                         119,500          9,288,107
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         416,900         27,234,960
--------------------------------------------------------------------------------
Nidec Corp.                                           138,200          9,952,212
                                                                  --------------
                                                                      84,328,675

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                        1,766,900         51,752,501
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        250,100          8,253,300
                                                                  --------------
                                                                      60,005,801

--------------------------------------------------------------------------------
IT SERVICES--2.3%
Automatic Data Processing, Inc.                       797,100         36,148,485
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                             581,858         39,131,962
                                                                  --------------
                                                                      75,280,447

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                           259,050         12,698,973
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
Advanced Micro Devices, Inc. 1                      1,852,500         45,238,050
--------------------------------------------------------------------------------
Altera Corp. 1                                        980,800         17,213,040
--------------------------------------------------------------------------------
Cree, Inc. 1                                          573,300         13,621,608
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       429,200         16,773,136
--------------------------------------------------------------------------------
Linear Technology Corp.                               205,000          6,865,450
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       483,365         15,520,850
--------------------------------------------------------------------------------
MediaTek, Inc.                                      2,117,000         19,615,474
--------------------------------------------------------------------------------
Samsung Electronics Co.                                50,283         32,089,521
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                             10,977,837         19,800,963
--------------------------------------------------------------------------------
Xilinx, Inc.                                          436,600          9,888,990
                                                                  --------------
                                                                     196,627,082

--------------------------------------------------------------------------------
SOFTWARE--5.7%
Adobe Systems, Inc. 1                                 911,600         27,676,176
--------------------------------------------------------------------------------
Enix Corp.                                            605,900         12,600,856
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        526,400         31,789,296
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,223,800         51,814,540
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      91,100         15,336,912
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,193,226         14,541,088
--------------------------------------------------------------------------------
SAP AG                                                173,160         36,522,114
                                                                  --------------
                                                                     190,280,982

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--0.3%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Arkema 1                                              129,175     $    5,040,903
--------------------------------------------------------------------------------
Syngenta AG 1                                          47,067          6,256,094
                                                                  --------------
                                                                      11,296,997

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
KDDI Corp.                                              6,323         39,016,978
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,315,660         30,812,757
--------------------------------------------------------------------------------
Vodafone Group plc                                 34,991,660         74,574,936
                                                                  --------------
                                                                     144,404,671

--------------------------------------------------------------------------------
UTILITIES--0.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Fortum Oyj                                            677,500         17,331,131
                                                                  --------------
Total Common Stocks
(Cost $2,390,677,603)                                              3,253,169,326

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase
agreement (Principal Amount/Value $2,439,041,000,
with a maturity value of $2,440,006,454) with
UBS Warburg LLC, 4.75%, dated 6/30/06, to
be repurchased at $48,921,357 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $48,902,000)                                $48,902,000         48,902,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,439,579,603)                                    99.5%     3,302,071,326
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.5         17,021,494
                                                        ------------------------
NET ASSETS                                              100.0%    $3,319,092,820
                                                        ========================


                   8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $4,612,305, which represents 0.14% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                      VALUE          PERCENT
-------------------------------------------------------------------------------
United States                                   $1,277,253,600             38.7%
United Kingdom                                     421,749,975             12.8
Japan                                              369,216,852             11.2
France                                             190,453,812              5.8
Sweden                                             176,501,610              5.3
Germany                                            161,663,223              4.9
Switzerland                                        108,037,721              3.3
India                                               89,052,275              2.7
Korea, Republic of South                            72,926,355              2.2
The Netherlands                                     70,442,816              2.1
Mexico                                              64,293,638              1.9
Canada                                              55,910,107              1.7
Brazil                                              48,366,527              1.5
Taiwan                                              39,416,437              1.2
Cayman Islands                                      35,319,182              1.1
Spain                                               27,368,384              0.8
Finland                                             21,061,464              0.6
Italy                                               14,574,219              0.4
Hong Kong                                           12,570,890              0.4
Singapore                                           10,627,224              0.3
Bermuda                                              9,072,536              0.3
Denmark                                              8,892,787              0.3
Australia                                            8,671,959              0.3
Norway                                               8,627,733              0.2
                                                --------------------------------
Total                                           $3,302,071,326            100.0%
                                                ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,439,579,603)--see accompanying statement of investments              $3,302,071,326
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       503,035
------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,092,703)                                                               2,107,666
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                       9,290,712
Interest and dividends                                                                                   6,158,038
Investments sold                                                                                         1,128,739
Other                                                                                                       62,395
                                                                                                    --------------
Total assets                                                                                         3,321,321,911

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                        1,195
------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                   1,502,870
Distribution and service plan fees                                                                         500,665
Custodian fees                                                                                             124,672
Trustees' compensation                                                                                      53,132
Investments purchased                                                                                       19,745
Transfer and shareholder servicing agent fees                                                                4,023
Shareholder communications                                                                                   1,598
Other                                                                                                       21,191
                                                                                                    --------------
Total liabilities                                                                                        2,229,091
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $3,319,092,820
                                                                                                    ==============

------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                          $      102,332
------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           2,305,422,789
------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       10,583,090
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                         140,468,623
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                      862,515,986
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                          $3,319,092,820
                                                                                                    ==============

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $2,133,124,718 and 65,692,884 shares of beneficial interest outstanding)    $        32.47
------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $730,479,368 and 22,651,212 shares of beneficial interest outstanding)      $        32.25
------------------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $358,752,301 and 10,988,628 shares of beneficial interest outstanding)      $        32.65
------------------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $96,736,433 and 2,999,745 shares of beneficial interest outstanding)        $        32.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,864,546)                    $  34,005,373
--------------------------------------------------------------------------------------------
Interest                                                                            879,760
                                                                              --------------
Total investment income                                                          34,885,133

--------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------
Management fees                                                                  10,326,211
--------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                      822,038
Class 4 shares                                                                      121,921
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                    5,330
Service shares                                                                        5,094
Class 3 shares                                                                        5,057
Class 4 shares                                                                        5,017
--------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                   93,604
Service shares                                                                       28,728
Class 3 shares                                                                       15,632
Class 4 shares                                                                        4,185
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         219,764
--------------------------------------------------------------------------------------------
Trustees' compensation                                                               19,561
--------------------------------------------------------------------------------------------
Administration service fees                                                             750
--------------------------------------------------------------------------------------------
Other                                                                                66,999
                                                                              --------------
Total expenses                                                                   11,739,891
Less reduction to custodian expenses                                                     (5)
                                                                              --------------
Net expenses                                                                     11,739,886

--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            23,145,247

--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                     138,644,043
Foreign currency transactions                                                     6,074,518
                                                                              --------------
Net realized gain                                                               144,718,561
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (116,114,045)
Translation of assets and liabilities denominated in foreign currencies          66,763,849
                                                                              --------------
Net change in unrealized appreciation                                           (49,350,196)

--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 118,513,612
                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                           JUNE 30, 2006       DECEMBER 31,
                                                                                             (UNAUDITED)               2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $   23,145,247     $   29,782,881
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            144,718,561        337,263,306
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        (49,350,196)       (12,913,782)
                                                                                          ----------------------------------
Net increase in net assets resulting from operations                                         118,513,612        354,132,405

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (22,390,271)       (25,791,077)
Service shares                                                                                (5,586,912)        (3,177,917)
Class 3 shares                                                                                (3,732,415)        (2,857,511)
Class 4 shares                                                                                  (875,877)          (420,976)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                          (116,956,054)                --
Service shares                                                                               (34,605,939)                --
Class 3 shares                                                                               (19,539,725)                --
Class 4 shares                                                                                (5,424,732)                --

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                            65,679,702       (607,707,602)
Service shares                                                                               194,130,676        152,495,021
Class 3 shares                                                                                22,505,154         40,656,196
Class 4 shares                                                                                 9,010,831         43,339,023

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                    200,728,050        (49,332,438)
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        3,118,364,770      3,167,697,208
                                                                                          ----------------------------------
End of period (including accumulated net investment income of $10,583,090
and $20,023,318, respectively)                                                            $3,319,092,820     $3,118,364,770
                                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                                ENDED                                                                        YEAR
                                             JUNE 30,                                                                       ENDED
                                                 2006                                                                DECEMBER 31,
NON-SERVICE SHARES                        (UNAUDITED)           2005           2004           2003           2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    33.38     $    29.51     $    25.08     $    17.70     $    22.84      $    30.33
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .24 1          .32 1          .26 1          .19            .16             .17
Net realized and unrealized gain (loss)          1.07           3.85           4.49           7.34          (5.19)          (3.85)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                 1.31           4.17           4.75           7.53          (5.03)          (3.68)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.36)          (.30)          (.32)          (.15)          (.11)           (.19)
Distributions from net realized gain            (1.86)            --             --             --             --           (3.62)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                    (2.22)          (.30)          (.32)          (.15)          (.11)          (3.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    32.47     $    33.38     $    29.51     $    25.08     $    17.70      $    22.84
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               3.87%         14.31%         19.16%         43.02%        (22.13)%        (12.04)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $2,133,125     $2,124,413     $2,518,867     $2,280,752     $1,549,993      $1,905,890
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $2,201,805     $2,123,523     $2,451,188     $1,751,226     $1,776,289      $1,918,335
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.45%          1.08%          1.01%          0.99%          0.80%           0.70%
Total expenses                                   0.65% 4        0.67% 4        0.66% 4        0.67% 4        0.67% 4         0.70% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            13%            35%            30%            34%            34%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                               ENDED                                                                         YEAR
                                            JUNE 30,                                                                        ENDED
                                                2006                                                                 DECEMBER 31,
SERVICE SHARES                           (UNAUDITED)           2005           2004           2003           2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  33.16       $  29.33       $  24.96       $  17.61       $  22.78         $  30.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .21 1          .24 1          .20 1          .12            .12              .21
Net realized and unrealized gain (loss)         1.04           3.84           4.46           7.36          (5.19)           (3.92)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                1.25           4.08           4.66           7.48          (5.07)           (3.71)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income            (.30)          (.25)          (.29)          (.13)          (.10)            (.19)
Distributions from net realized gain           (1.86)            --             --             --             --            (3.62)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                   (2.16)          (.25)          (.29)          (.13)          (.10)           (3.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  32.25       $  33.16       $  29.33       $  24.96       $  17.61         $  22.78
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              3.73%         14.06%         18.88%         42.86%        (22.37)%         (12.17)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $730,479       $557,284       $346,403       $168,739       $ 52,830         $ 20,467
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $664,030       $413,849       $247,490       $ 91,800       $ 34,847         $  8,502
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           1.25%          0.79%          0.77%          0.68%          0.51%            0.44%
Total expenses                                  0.90% 4        0.92% 4        0.91% 4        0.93% 4        0.90% 4          0.85% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           13%            35%            30%            34%            34%              39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                          SIX MONTHS                                              YEAR
                                                               ENDED                                             ENDED
                                                       JUNE 30, 2006                                      DECEMBER 31,
CLASS 3 SHARES                                           (UNAUDITED)            2005            2004            2003 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  33.55        $  29.65        $  25.19          $  17.55
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .24 2           .32 2           .26 2             .07
Net realized and unrealized gain                                1.08            3.88            4.52              7.57
                                                            -------------------------------------------------------------
Total from investment operations                                1.32            4.20            4.78              7.64
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.36)           (.30)           (.32)               --
Distributions from net realized gain                           (1.86)             --              --                --
                                                            -------------------------------------------------------------
Total dividends and/or distributions to shareholders           (2.22)           (.30)           (.32)               --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  32.65        $  33.55        $  29.65          $  25.19
                                                            =============================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              3.88%          14.34%          19.19%            43.53%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $358,752        $346,064        $265,044          $147,576
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $367,489        $296,252        $199,388          $ 80,579
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.45%           1.06%           1.00%             0.73%
Total expenses                                                  0.65% 5         0.67% 5         0.66% 5           0.68% 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%             35%             30%               34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS                             YEAR
                                                               ENDED                            ENDED
                                                       JUNE 30, 2006                     DECEMBER 31,
CLASS 4 SHARES                                           (UNAUDITED)            2005           2004 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 33.15         $ 29.35          $ 25.21
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .20             .24              .09
Net realized and unrealized gain                                1.06            3.84             4.05
                                                             -----------------------------------------
Total from investment operations                                1.26            4.08             4.14
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.30)           (.28)              --
Distributions from net realized gain                           (1.86)             --               --
                                                             -----------------------------------------
Total dividends and/or distributions to shareholders           (2.16)           (.28)              --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 32.25         $ 33.15          $ 29.35
                                                             =========================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              3.76%          14.05%           16.42%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $96,737         $90,604          $37,384
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $98,377         $61,380          $19,774
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.19%           0.79%            0.53%
Total expenses                                                  0.91% 5         0.93% 5          0.94%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           13%             35%              30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                   17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had no estimated capital loss carryforwards available for federal income tax purposes. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $221,596 of capital loss carryfor-ward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $130,358,556 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $221,596.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At June 30, 2006, the Fund had $406 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2006          YEAR ENDED DECEMBER 31, 2005
                                                      SHARES              AMOUNT             SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                               3,999,272       $ 135,546,402          8,706,521      $ 257,431,509
Dividends and/or distributions reinvested          4,267,881         139,346,325            895,835         25,791,077
Redeemed                                          (6,208,245)       (209,213,025)       (31,323,712)      (890,930,188)
                                                  ---------------------------------------------------------------------
Net increase (decrease)                            2,058,908       $  65,679,702        (21,721,356)     $(607,707,602)
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               6,358,712       $ 212,679,157          6,930,473      $ 208,836,898
Dividends and/or distributions reinvested          1,238,609          40,192,851            110,922          3,177,917
Redeemed                                          (1,753,590)        (58,741,332)        (2,043,354)       (59,519,794)
                                                  ---------------------------------------------------------------------
Net increase                                       5,843,731       $ 194,130,676          4,998,041      $ 152,495,021
                                                  =====================================================================


                   19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                               SIX MONTHS ENDED JUNE 30, 2006         YEAR ENDED DECEMBER 31, 2005
                                                   SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                              731,352        $ 25,019,558          2,056,580      $ 61,404,566
Dividends and/or distributions reinvested         708,868          23,272,140             98,739         2,857,511
Redeemed                                         (765,514)        (25,786,544)          (779,132)      (23,605,881) 1
                                                 --------------------------------------------------------------------
Net increase                                      674,706        $ 22,505,154          1,376,187      $ 40,656,196
                                                 ====================================================================

---------------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                              566,639        $ 19,109,553          1,634,734      $ 48,519,848
Dividends and/or distributions reinvested         194,164           6,300,609             14,694           420,976
Redeemed                                         (494,073)        (16,399,331)          (189,923)       (5,601,801) 1
                                                 --------------------------------------------------------------------
Net increase                                      266,730        $  9,010,831          1,459,505      $ 43,339,023
                                                 ====================================================================

1. Net of redemption fees of $29,707 and $6,752 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                              PURCHASES             SALES
             ------------------------------------------------------------
             Investment securities         $548,382,907      $438,403,769

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

             FEE SCHEDULE
             ----------------------------------------------
             Up to $200 million of net assets         0.75%
             Next $200 million of net assets          0.72
             Next $200 million of net assets          0.69
             Next $200 million of net assets          0.66
             Over $800 million of net assets          0.60
             ----------------------------------------------

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $20,085 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan for Service share class and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service class and Class 4 shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service share class and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service class and Class 4 shares. The impact of the service plan is to increase operating


                   20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA expenses of the Service class and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                         CONTRACT
                                     EXPIRATION            AMOUNT      VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                      DATES            (000S)        JUNE 30, 2006      DEPRECIATION
--------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro (EUR)                               7/3/06             44EUR             $ 56,237            $1,098
Hong Kong Dollar (HKD)                   7/3/06          2,446HKD              314,985                97
                                                                                                 -------
Total unrealized depreciation                                                                     $1,195
                                                                                                  ======

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                               ACQUISITION                       VALUATION AS OF       UNREALIZED
SECURITY                              DATE              COST       JUNE 30, 2006     APPRECIATION
-------------------------------------------------------------------------------------------------
Nektar Therapeutics                6/25/03        $3,568,000          $4,612,305       $1,044,305


                   21 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   22 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   23 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006